   As filed with the Securities and Exchange Commission on November 1, 2002.



                                                     Registration Nos. 33-36528;
                                                                        811-6161

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
                                                                        ---
    Pre-Effective Amendment No. ___                                    /   /
                                                                        ---

    Post-Effective Amendment No. 75                                    / X /
                                                                        ---



REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                            / X /
                                                                        ---
    Amendment No. 80                                                   / X /
                                                                        ---



                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)


Name and address
of agent for service:    Copies to:
---------------------    ----------
Stephen J. Treadway      Newton B. Schott, Jr.,   Joseph B. Kittredge, Jr., Esq.
c/o PIMCO Advisors       Esq.                     Ropes & Gray
Distributors LLC         c/o PIMCO Advisors       One International Place
2187 Atlantic Street     Distributors LLC         Boston, Massachusetts
Stamford, Connecticut    2187 Atlantic Street     02110
 06902                   Stamford, Connecticut
                         06902


It is proposed that this filing will become effective (check appropriate box):


/   /  Immediately upon filing pursuant to paragraph (b)
 ---


/   /  60 days after filing pursuant to paragraph (a)(1)
 ---


/   /  75 days after filing pursuant to paragraph (a)(2)
 ---



/   /  On [date] pursuant to paragraph (b)
 ---



/ X /  On December 31, 2002 pursuant to paragraph (a)(1)
 ---


/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/   /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.


       This post-effective amendment does not relate to the PIMCO Select Value, NFJ Large-Cap Value, NFJ Global Value, PPA Tax-Efficient Equity, CCM Mega-Cap, CCM Emerging Companies, PPA Tax-Efficient Structured Emerging Markets Fund, RCM Tax-Managed Growth, RCM Small-Cap and PIMCO Asset Allocation Funds, series of the Trust. No disclosure relating to those series is amended or superseded hereby.


       The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager
Series

[         , 2002]

Share Class R

This Prospectus describes 17 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliates. As of September 30, 2002, the Adviser and its investment management affiliates managed approximately $359 billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                                  Prospectus 1

               Table of Contents

Summary Information..............................................  3
Fund Summaries
   CCM Capital Appreciation Fund.................................  5
   CCM Mid-Cap Fund..............................................  8
   NACM Core Equity Fund......................................... 11
   NACM Flex-Cap Value Fund...................................... 13
   NACM Growth Fund.............................................. 15
   NACM Value Fund............................................... 17
   NFJ Basic Value Fund.......................................... 19
   NFJ Equity Income Fund........................................ 22
   NFJ Small-Cap Value Fund...................................... 25
   PEA Growth & Income Fund...................................... 28
   PEA Growth Fund............................................... 31
   PEA Opportunity Fund.......................................... 34
   PEA Renaissance Fund.......................................... 37
   PEA Target Fund............................................... 40
   PEA Value Fund................................................ 43
   RCM Large-Cap Growth Fund..................................... 46
   RCM Mid-Cap Fund.............................................. 49
Summary of Principal Risks....................................... 52
Prior Nicholas-Applegate Performance Information................. 55
Management of the Funds.......................................... 57
How Fund Shares Are Priced....................................... 64
How to Buy and Sell Shares....................................... 64
Fund Distributions............................................... 67
Tax Consequences................................................. 68
Characteristics and Risks of Securities and Investment Techniques 68
Financial Highlights............................................. 76


2   PIMCO Funds: Multi-Manager Series

               Summary Information



               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                           Approximate    Approximate
                                                                                           Number of      Capitalization
             PIMCO Fund               Investment Objective   Main Investments              Holdings       Range
------------------------------------------------------------------------------------------------------------------------------------
Growth Stock RCM Large-Cap Growth     Long-term capital      Large capitalization          45-85          At least $3 billion
Funds                                 appreciation           equity securities
             -----------------------------------------------------------------------------------------------------------------------
             PEA Growth               Long-term growth of    Common stocks of              35-50          At least $5 billion
                                      capital; income is an  companies with market
                                      incidental             capitalizations of at
                                      consideration          least $5 billion
             -----------------------------------------------------------------------------------------------------------------------
             NACM Growth              Long-term capital      Large capitalization          30-40          Upper 90% of the Russell
                                      appreciation           equity securities                            1000 Growth Index
             -----------------------------------------------------------------------------------------------------------------------
             RCM Mid-Cap              Long-term capital      Small to medium               85-125         Up to $11.4 billion
                                      appreciation           capitalization equity
                                                             securities
             -----------------------------------------------------------------------------------------------------------------------
             PEA Target               Capital appreciation;  Common stocks of              40-60          Between $1 billion and
                                      no consideration is    companies with market                        $10 billion
                                      given to income        capitalizations of
                                                             between $1 billion and
                                                             $10 billion
             -----------------------------------------------------------------------------------------------------------------------
             PEA Opportunity          Capital appreciation;  Common stocks of              80-120         Less than $2 billion
                                      no consideration is    companies with market
                                      given to income        capitalizations of less
                                                             than $2 billion
------------------------------------------------------------------------------------------------------------------------------------
Blend Stock  PEA Growth & Income      Long-term growth of    Common stocks of              40-60          Greater than $5 billion
Funds                                 capital and current    companies with market
                                      income                 capitalizations of
                                                             greater than $5 billion
             -----------------------------------------------------------------------------------------------------------------------
             NACM Core Equity         Long-term capital      Large capitalization          100-150        Upper 90% of the Russell
                                      appreciation           equity securities                            1000 Index
             -----------------------------------------------------------------------------------------------------------------------
             CCM Capital Appreciation Growth of capital      Common stocks of              75-95          At least $1 billion
                                                             companies with market
                                                             capitalizations of at
                                                             least $1 billion that
                                                             have improving
                                                             fundamentals and whose
                                                             stock is reasonably
                                                             valued by the market
             -----------------------------------------------------------------------------------------------------------------------
             CCM Mid-Cap              Growth of capital      Common stocks of              75-95          More than $500 million
                                                             companies with medium                        (excluding the 200 largest
                                                             market capitalizations                       capitalization companies)
                                                             (more than $500 million,
                                                             but excluding the 200
                                                             largest capitalization
                                                             companies)
------------------------------------------------------------------------------------------------------------------------------------
Value Stock  PEA Value                Long-term growth of    Common stocks of              35-50          More than $5 billion
Funds                                 capital and income     companies with market
                                                             capitalizations of more
                                                             than $5 billion and
                                                             below-average valuations
                                                             whose business
                                                             fundamentals are
                                                             expected to improve
             -----------------------------------------------------------------------------------------------------------------------
             NACM Value               Long-term capital      Equity securities of          60-75          Russell 1000 Value Index
                                      appreciation           large U.S. companies
                                                             that are undervalued in
                                                             the marketplace
             -----------------------------------------------------------------------------------------------------------------------
             NFJ Equity Income        Current income as a    Income producing common       40-50          More than $2 billion
                                      primary objective;     stocks of companies with
                                      long-term growth of    market capitalizations
                                      capital is a secondary of more than $2 billion
                                      objective
             -----------------------------------------------------------------------------------------------------------------------
             NFJ Basic Value          Long-term growth of    Common stocks of              40             More than $2 billion
                                      capital and income     companies with market
                                                             capitalizations of more
                                                             than $2 billion that
                                                             are under valued relative
                                                             to the market and their
                                                             industry groups
             -----------------------------------------------------------------------------------------------------------------------
             PEA Renaissance          Long-term growth of    Common stocks of              50-80          All capitalizations
                                      capital and income     companies with below
                                                             average valuations whose
                                                             business fundamentals
                                                             are expected to improve
             -----------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 3

                                                                               Approximate Approximate
                                                                               Number of   Capitalization
            PIMCO Fund          Investment Objective Main Investments          Holdings    Range
-------------------------------------------------------------------------------------------------------------------
Value Stock NACM Flex-Cap Value Long-term capital    Equity securities of      50-75       All capitalizations
Funds                           appreciation         U.S. companies that are
                                                     undervalued in the
                                                     marketplace
            -------------------------------------------------------------------------------------------------------
            NFJ Small-Cap Value Long-term growth of  Common stocks of          100         Between $100 million and
                                capital and income   companies with market                 $1.5 billion
                                                     capitalizations of
                                                     between $100 million and
                                                     $1.5 billion and
                                                     below-average
                                                     price-to-earnings ratios
                                                     relative to the market
                                                     and their industry groups
-------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds.  The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

               Each Fund has recently changed its name by adding the initials of its sub-adviser to the beginning of its name. For example, the Growth Fund, which is sub-advised by PIMCO Equity Advisors, changed its name to "PEA Growth Fund".


4   PIMCO Funds: Multi-Manager Series

               PIMCO CCM Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Larger capitalization common stocks At least $1 billion

                      Fund Category           Approximate Number of Holdings      Dividend Frequency
                      Blend Stocks            75-95                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the Standard & Poors 500 (S&P 500) Index. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Growth Securities Risk   .Credit Risk
             .Issuer Risk            .Focused Investment Risk  .Management Risk
             .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflects the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 5

Calendar Year Total Returns -- Institutional Class                               More Recent Return Information
                                                                                 1/1/02-9/30/02                [    ]
                                    [CHART]
                                                                                 Highest and Lowest Quarter Returns
                                                                                 (for periods shown in the bar chart)
1992    1993    1994     1995    1996    1997    1998    1999    2000     2001                -----------------------
-----  ------  -------  ------  ------  ------  ------  ------  ------  -------- Highest (10/1/99-12/31/99)    23.73%
[  ]%  [  ]%    [  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [  ]%    [  ]%                -----------------------
                                                                                 Lowest (1/1/01-3/31/01)      -15.15%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                         Fund Inception
                                                1 Year  5 Years 10 Years (3/8/91)/(4)/
---------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/        [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes
 on Distributions/(1)/                          [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/     [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Class R                                         [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
S&P 500 Index/(2)/                              -11.87%  10.70%  12.94%   13.49%
---------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/        -13.77%   8.19%  11.01%   11.71%
---------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges. The Lipper Large-Cap Core Funds Average replaced the Lipper Multi-Cap
    Core Funds Average (which tracks funds that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time) as the Fund's comparative average because the
    Adviser believes the Lipper Large-Cap Core Funds Average is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1
    Year, 5 Years, 10 Years and Fund Inception average annual total returns of the
    Lipper Multi- Cap Core Funds Average were 10.89%, 9.58%, 11.93% and 12.35%
    respectively.
(4) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.



6   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees           These tables describe the fees and expenses you may pay if you
and Expenses   buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)


           Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
           Purchases (as a percentage of offering price) (as a percentage of original purchase price)
--------------------------------------------------------------------------------------------------------
Class R    None                                          None
--------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/


                                                          Distribution                            Total Annual
                                           Advisory       and/or Service          Other           Fund Operating
Share Class                                Fees           (12b-1) Fees/(2)/       Expenses/(3)/   Expenses
------------------------------------------------------------------------------------------------------------------
Class R                                    0.45%      0.50%                       0.51%           1.46%
------------------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares and 0.01% in trustees'
    expenses estimated to be attributable to Class R shares in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1            Year 3           Year 5          Year 10         Year 1       Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $[    ]           $[    ]          $[    ]         $[    ]         $[    ]      $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 7

               PIMCO CCM Mid-Cap Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Medium capitalization common stocks More than $500 million (excluding the
                                                                                  200 largest capitalization companies)
                      Fund Category           Approximate Number of Holdings
                      Blend Stocks            75-95                               Dividend Frequency
                                                                                  At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

   .Market Risk            .Growth Securities Risk  .Focused Investment Risk
   .Issuer Risk            .Smaller Company Risk    .Credit Risk
   .Value Securities Risk  .Liquidity Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflects the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


8   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                              More Recent Return Information
                                                                                1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
1992    1993    1994     1995    1996    1997   1998    1999    2000     2001                   --------------------
-----  ------  -------  ------  ------  ------  -----  ------  ------  -------- Highest (1/1/00-3/31/00)      23.65%
[  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [  ]%  [  ]%   [  ]%   [  ]%    [  ]%                   --------------------
                                                                                Lowest (7/1/98)-9/30/98)     -14.50%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                                 Fund Inception
                                                        1 Year  5 Years 10 Years (8/26/91)/(4)/
-----------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                  [  ]%  [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------
Institutional Class --
 After Taxes on Distributions/(1)/                        [  ]%  [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------
Institutional Class --
 After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                              [  ]%  [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------
Class R                                                   [  ]%  [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------
Russell Mid-Cap Index/(2)/                               -5.62% 11.40%  13.58%   13.98%
-----------------------------------------------------------------------------------------------
Lipper Mid-Cap Core Funds Average/(3)/                   -3.63% 11.62%  12.98%   13.50%
-----------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
    After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
(3) The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400
    Index. It does not take into account sales charges.
(4) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.


                                                                  Prospectus 9

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
                     Purchases (as a percentage of offering price) (as a percentage of original purchase price)
------------------------------------------------------------------------------------------------------------------
Class R              None                                          None
------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                        Distribution                    Total Annual
                               Advisory and/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class R                        0.45%    .50%              0.51%         1.46%
--------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares and
    0.01% in trustees' expenses estimated to be attributable to Class R shares in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in
Class R shares of the Fund with the costs of investing in other mutual funds. The
Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
     ------------------------------------------------------------------------------------------------------------------------------
     Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
     ------------------------------------------------------------------------------------------------------------------------------
     Class R     $[  ]            $[  ]            $[  ]           $[  ]            $[  ]       $[  ]       $[  ]       $[  ]
     ------------------------------------------------------------------------------------------------------------------------------


10  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Core Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                             Approximate Capitalization Range
and Strategies        Seeks long term capital Large capitalization equity securities Upper 90% of the Russell 1000 Index appreciation
                                              Approximate Number of Holdings         Dividend Frequency
                      Fund Category           100-150                                At least annually
                      Large Blend Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund emphasizes U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the Russell 1000 Index as measured at the time of purchase ($3 billion and greater as of May, 2002). The capitalizations of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

               The portfolio managers select stocks for the Fund using both "growth" and "value" styles. When using a "growth" style, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. When using a "value" style, the portfolio managers seek to identify companies with stocks having below-average valuations whose business fundamentals are expected to improve. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

              .Market Risk             .Value Securities Risk  .Management Risk
              .Issuer Risk             .Liquidity Risk         .Leveraging Risk
              .Growth Securities Risk  .Derivatives Risk       .Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 11

--------------------------------------------------------------------------------

Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                  Distribution                    Total Annual                  Net Fund
                                         Advisory and/or Service    Other         Fund Operating Expense        Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses       Reduction/(4)/ Expenses/(4)/
-----------------------------------------------------------------------------------------------------------------------------
Class R                                  0.50%    0.50%             0.79%         1.79%          (0.29%)        1.50%
-----------------------------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.50% Administrative Fee paid by Class R shares, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to
    Class R shares during the Fund's initial fiscal year.
(4) Net Expenses reflect the effect of a contractual agreement by the Adviser to waive, reduce or reimburse its
    Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.50% for Class R shares during the Fund's initial fiscal year. Under the
    Expense Limitation Agreement, the Adviser may recoup these waivers and reimbursements (which do not continue after the
    Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1                            Year 3                           Year 1                  Year 3
------------------------------------------------------------------------------------------------------------------------------
Class R     $[    ]                           $[    ]                          $[    ]                 $[    ]
------------------------------------------------------------------------------------------------------------------------------
(1) The Examples are based on the Net
    Fund Operating Expenses shown above.


12  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Flex-Cap Value Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks long-term      Equity securities of U.S. companies All capitalizations
                      capital appreciation that are undervalued in the
                                           marketplace                         Dividend Frequency
                      Fund Category                                            At least annually
                      Value Stocks         Approximate Number of Holdings
                                           50-75

               The Fund seeks to achieve its investment objective by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

               .Market Risk            .Liquidity Risk        .Credit Risk
               .Issuer Risk            .Leveraging Risk       .Management Risk
               .Value Securities Risk  .Smaller Company Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 13

--------------------------------------------------------------------------------

Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                  Distribution                Total Annual                Net Fund
                                         Advisory and/or Service  Other       Fund Operating Expense      Operating
Share Class                              Fees     (12b-1) Fees(2) Expenses(3) Expenses       Reduction(4) Expenses(4)
---------------------------------------------------------------------------------------------------------------------
Class R                                  0.65%    0.50%           0.79%       1.94%          (0.29%)      1.65%
---------------------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.50% Administrative
    Fee paid by the class, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to Class R, shares during the Fund's initial fiscal year.
(4) Net Expenses reflect the effect of a contractual agreement by the Adviser to waive, reduce or reimburse its
    Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.65% for Class R shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, the Adviser may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1                            Year 3                           Year 1                  Year 3
----------------------------------------------------------------------------------------------------------------------------------
Class R         $[    ]                           $[    ]                          $[    ]                 $[    ]
----------------------------------------------------------------------------------------------------------------------------------
(1) The Examples are based on the Net Fund
    Operating Expenses shown above.



14  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective Fund Focus                             Approximate Capitalization Range
and Strategies        Seeks long-term      Large capitalization equity securities Upper 90% of the Russell 1000
                      capital appreciation                                        Growth Index
                                           Approximate Number of Holdings
                      Fund Category        30-40                                  Dividend Frequency
                      Large Growth Stocks                                         At least annually

               The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase ($3 billion and greater as of May, 2002). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards. The Fund's portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                   .Market Risk             .Liquidity Risk    .Leveraging Risk
                   .Issuer Risk             .Credit Risk       .Management Risk
                   .Growth Securities Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 15

--------------------------------------------------------------------------------


Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
                                                       Distribution                Total Annual                Net Fund
                                                       and/or Service  Other       Fund Operating Expense      Operating
Share Class                              Advisory Fees (12b-1) Fees(2) Expenses(3) Expenses       Reduction(4) Expenses(4)
--------------------------------------------------------------------------------------------------------------------------
Class R                                  0.50%         0.50%           0.79%       1.79%          (0.29%)      1.50%
--------------------------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.50% Administrative Fee paid by the class, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to
    Class R shares during the Fund's initial fiscal year.
(4) Net Expenses reflect the effect of a contractual agreement by the Adviser to waive, reduce or reimburse its
    Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.50% for Class R shares during the Fund's initial fiscal year. Under the
    Expense Limitation Agreement, the Adviser may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.(1)

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1                            Year 3                           Year 1                  Year 3
----------------------------------------------------------------------------------------------------------------------------------
Class R         $[    ]                           $[    ]                          $[    ]                 $[    ]
----------------------------------------------------------------------------------------------------------------------------------
(1) The Examples are based on the Net Fund
    Expenses shown above.


16  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Value Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of large U.S.   Russell 1000 Value Index
                      appreciation            companies that are undervalued in
                                              the marketplace
                      Fund Category                                             Dividend Frequency
                      Large Value Stocks      Approximate Number of Holdings    At least annually
                                              60-75

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of large U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations similar to the Russell 1000 Value Index.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                    .Market Risk            .Liquidity Risk    .Credit Risk
                    .Issuer Risk            .Leveraging Risk   .Management Risk
                    .Value Securities Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 17

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
----------------------------------------------------------------------------------------------------------------
Class R         None                                             None
----------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                              Distribution                Total Annual                Net Fund
                     Advisory and/or Service  Other       Fund Operating Expense      Operating
Share Class          Fees     (12b-1) Fees(2) Expenses(3) Expenses       Reduction(4) Expenses(4)
-------------------------------------------------------------------------------------------------
Class R              0.50%    0.50%           0.79%       1.79%          (0.29%)      1.50%
-------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a
    0.50% Administrative Fee paid by the class, and 0.29% in organizational expenses
    ("Organizational Expenses") estimated to be attributable to Class R shares during the Fund's initial fiscal year.
(4) Net Expenses reflect the effect of a contractual agreement by the Adviser to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating
    Expenses exceed, due to the payment of organizational and certain other expenses, 1.50% for
    Class R shares during the Fund's initial fiscal year. Under the Expense Limitation
    Agreement, the Adviser may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.(1)

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1                            Year 3                           Year 1                  Year 3
----------------------------------------------------------------------------------------------------------------------------------
Class R         $[    ]                           $[    ]                          $[    ]                 $[    ]
----------------------------------------------------------------------------------------------------------------------------------
(1) The Examples are based on the Net Fund
    Operating Expenses shown above.


18  PIMCO Funds: Multi-Manager Series

               PIMCO NFJ Basic Value Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization Range
                      and income                        common stocks                     More than $2 billion
                      Approximate Number of Holdings    Dividend Frequency                Fund Category
                      40                                Quarterly                         Value Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                    .Market Risk            .Credit Risk      .Derivatives Risk
                    .Issuer Risk            .Management Risk  .Leveraging Risk
                    .Value Securities Risk

               Please see "Summary of Principal Risks" in the Prospectus for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 19

--------------------------------------------------------------------------------
Performance    The following shows summary performance information for the Fund
Information    in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflect the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interest in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/02-9/30/02               -14.64%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
 2001                                              (for periods shown in the bar chart)
------                                                          -----------------------
12.82%                                             Highest (10/1/01-12/31/01)    11.45%
                                                                -----------------------
        Calendar Year End (through 12/31)          Lowest (7/1/01-9/30/01)       -8.18%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                     Since Inception
                                                             1 Year  (5/8/00)/(4)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     12.82%  13.14%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     11.83%  11.08%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                     7.77%   9.47%
------------------------------------------------------------------------------------
Class R                                                      [    ]% [    ]%
------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                              2.33%  11.70%
------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                     -1.78%  4.19%
------------------------------------------------------------------------------------

            (1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
            (2) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
            (3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (4) The Fund began operations on 5/8/00. Index comparisons begin on
                4/30/00.


20  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.45%    0.50%             0.50%         1.45%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1            Year 3           Year 5          Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $[    ]           $[    ]          $[    ]         $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 21

               PIMCO NFJ Equity Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                   Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks current income as a primary      Income producing common stocks with More than $2 billion
                      objective; long-term growth of capital potential for capital appreciation
                      is a secondary objective                                                   Dividend Frequency
                                                             Approximate Number of Holdings      Quarterly
                                                             40-50

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests a significant portion of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

               In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                    .Market Risk            .Credit Risk      .Derivatives Risk
                    .Issuer Risk            .Management Risk  .Leveraging Risk
                    .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges. If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual Total
               Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class R shares shows performance of the Fund's Institutional
               Class shares, adjusted to reflect the actual sales charges
               (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


22  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/02-9/30/02              -16.40%
                                      [CHART]
                                                   Highest and Lowest Quarter Returns
                                                   for periods shown in the bar chart)
 2001                                                          -----------------------
------                                             Highest (4/1/01-6/30/01)     12.07%
16.40%                                                         -----------------------
                                                   Lowest (7/1/01-9/30/01)      -8.11%
        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                 Portfolio Inception
                                                          1 Year  (5/8/00)/(4)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                  16.40%  15.11%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/  13.16%  11.89%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                             11.37%  10.91%
------------------------------------------------------------------------------------
Class R                                                  [    ]% [    ]%
------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                       -11.87% -12.05%
------------------------------------------------------------------------------------
Lipper Equity Income Funds Average/(3)/                   -5.64%   0.87%
------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds' gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.
(4) The Portfolio began operations on 5/8/00. Index comparisons begin on
    4/30/00.


                                                                  Prospectus 23

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.45%    0.50%             0.50%         1.45%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3          Year 5           Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $[   ]           $[   ]          $[    ]          $[    ]          $[   ]      $[   ]      $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------


24  PIMCO Funds: Multi-Manager Series

               PIMCO NFJ Small-Cap Value Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued smaller capitalization Between $100 million and
                      and income                        common stocks                      $1.5 billion

                      Fund Category                     Approximate Number of Holdings     Dividend Frequency
                      Value Stocks                      100                                At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

               The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

               From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

         . Market Risk            . Smaller Company Risk     . Credit Risk
         . Issuer Risk            . Liquidity Risk           . Management Risk
         . Value Securities Risk  . Focused Investment Risk  . Derivatives Risk
                                                             . Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflects the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 25

Calendar Year Total Returns -- Institutional Class                              More Recent Return Information
                                                                                1/1/02-9/30/02               [    ]%

                                    [CHART]                                     Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
                                                                                             -----------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001   Highest (4/1/99-6/30/99)      16.28%
------  ------  ------  ------  ------  ------  ------  ------  ------  ------               -----------------------
[  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [  ]%   Lowest (7/1/98-9/30/98)      -18.71%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                                      Fund Inception
                                                             1 Year  5 Years 10 Years (10/1/91)/(4)/
----------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Class R                                                      [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                                          2.49%   7.52%  11.51%   11.82%
----------------------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Average(3)                       16.39%  11.45%  13.39%   13.55%
----------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k)
    plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
    After-tax returns for Class R shares will vary.
(2) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stock. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the
    S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 10/1/91. Index comparisons begin on 10/1/91.


26  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.60%    0.50%             0.50%         1.60%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 27

               PIMCO PEA Growth & Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                      Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Medium and large capitalization Greater than $5 billion
                      and current income                common stocks
                                                                                        Dividend Frequency
                      Fund Category                     Approximate Number of Holdings  Quarterly
                      Blend Stocks                      40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

               When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

               When selecting securities for the Fund's "Income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

               The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk             .Liquidity Risk           .Fixed Income Risk
          .Issuer Risk             .Foreign Investment Risk  .High Yield Risk
          .Growth Securities Risk  .Currency Risk            .Credit Risk
          .Value Securities Risk   .Focused Investment Risk  .Management Risk
          .Smaller Company Risk    .Technology Related Risk  .Derivatives Risk
                                                             .Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflects the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the Fund's


28  PIMCO Funds: Multi-Manager Series

               Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The performance information on the next page for periods prior to August 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/02-9/30/02                [    ]

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
1995    1996    1997    1998    1999       Highest (10/1/99-12/31/99)    39.99%
              2000     2001                             -----------------------
------  ------  ------  ------  -------    Lowest (7/1/01-9/30/01)      -22.06%
           --------  --------
[  ]%   [  ]%   [  ]%   [  ]%    [  ]%
             [  ]%    [  ]%

    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                                       Fund Inception
                                                                       1 Year  5 Years (12/28/94)/(4)/
------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                               [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/               [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/                            [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Class R                                                                [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                     -11.87%  10.70%  15.92%
------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                               -13.77%   8.19%  13.23%
------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index. The S&P 500 Index replaced the S&P Mid-Cap 400 Index (an unmanaged index of middle capitalization U.S. stocks) as the Fund's comparative index because the
    Adviser believes the S&P 500 Index is more representative of the Fund's investment strategies.
    For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P Mid-Cap 400 Index were -0.62%, 16.11% and 18.57%, respectively.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by
    Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300%
    of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.


                                                                  Prospectus 29

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.60%    0.50%             0.51%         1.61%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares and 0.01% in trustees'
    expenses estimated to be attributable to Class R shares in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1            Year 3           Year 5          Year 10         Year 1       Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------------------------------------------------
Class R         $[    ]           $[    ]          $[    ]         $[    ]         $[    ]      $[    ]     $[    ]     $[    ]
----------------------------------------------------------------------------------------------------------------------------------


30  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Growth Fund


--------------------------------------------------------------------------------
Principal Investments and Strategies

Principal Investments Investment Objective               Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Larger capitalization common   At least $5 billion
                      income is an incidental            stocks
                      consideration                                                     Dividend Frequency
                                                         Approximate Number of Holdings At least annually
                      Fund Category                      35-50
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk              .Currency Risk            .Management Risk
          .Issuer Risk              .Technology Related Risk  .Derivatives Risk
          .Growth Securities Risk   .Focused Investment Risk  .Leveraging Risk
          .Foreign Investment Risk  .Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class C shares, which are offered in a different prospectus.
               This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class R shares is based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 31

Calendar Year Total Returns -- Class C                                            More Recent Return Information
                                                                                  1/1/02-9/30/02               -30.52%
                                    [CHART]
                                                                                  Highest and Lowest Quarter Returns
                                                                                  (for periods shown in the bar chart)
1992   1993     1994    1995    1996    1997    1998    1999     2000      2001                -----------------------
-----  -----  -------  ------  ------  ------  ------  ------  --------  -------- Highest (10/1/99-12/31/99)    36.21%
2.08%  9.32%  (0.75)%  27.47%  17.52%  21.84%  38.90%  39.83%  (14.86)%  (29.59)%              -----------------------
                                                                                  Lowest (1/1/01-3/31/01)      -23.69%


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                           Fund Inception
                                                   1 Year  5 Year  10 Year (2/24/84)/(4)/
-----------------------------------------------------------------------------------------
Class C -- Before Taxes/(1)/                       [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions/(1)/       [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions and Sale
 of Fund Shares/(1)/                               [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
Class R                                            [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
S&P 500 Index /(2)/                                -11.87%  10.70%  12.94%  14.02%
-----------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/         -22.94%   8.15%  10.09%  12.45%
-----------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.


32  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.50%    0.50%             0.51%         1.51%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares, and 0.01% in trustees'
    expenses estimated to be attributable to Class R shares in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5           Year 10         Year 1       Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]      $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 33

               PIMCO PEA Opportunity Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Smaller capitalization common stocks Less than $2 billion
                      consideration is given to income
                                                       Approximate Number of Holdings       Dividend Frequency
                      Fund Category                    80-120                               At least annually
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion at the time of investment.

               The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight. The portfolio manager seeks to diversify the portfolio among different industries.

               The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           .Market Risk             .Liquidity Risk           .Credit Risk
           .Issuer Risk             .Foreign Investment Risk  .Management Risk
           .Growth Securities Risk  .Currency Risk            .Leveraging Risk
           .Smaller Company Risk    .Technology Related Risk  .Derivatives Risk
           .IPO Risk                .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class C shares, which are offered in a different prospectus.
               This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class R shares is based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


34  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class C                                              More Recent Return Information
                                                                                    1/1/02-9/30/02               -36.48%
                                    [CHART]
                                                                                    Highest and Lowest Quarter Returns
                                                                                    (for periods shown in the bar chart)
 1992    1993    1994     1995    1996    1997    1998    1999     2000      2001                -----------------------
------  ------  -------  ------  ------  -------  -----  ------  --------  -------- Highest (10/01/99-12/31/99)   45.70%
28.46%  36.16%  (4.74)%  41.53%  11.54%  (4.75)%  1.29%  63.99%  (14.35)%  (17.94)%              -----------------------
                                                                                    Lowest (7/1/01-9/30/01)      -31.08%

     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                      Fund Inception
                                             1 Year  5 Years 10 Years (2/24/84)/(4)/
------------------------------------------------------------------------------------
Class C -- Before Taxes/(1)/                 -18.76%   2.15%  11.33%   14.36%
------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions/(1)/ -18.76%  -2.01%   7.60%   11.11%
------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                -11.42%   0.82%   8.59%   11.44%
------------------------------------------------------------------------------------
Class R                                      [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------
Russell 2000 Growth Index/(2)/                -9.23%   2.87%   7.19%    8.30%
------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average/(3)/   -10.79%   8.51%  11.17%   11.29%
------------------------------------------------------------------------------------

            (1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only. After-tax returns for Class R will vary.
            (2) The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 2000 Growth Index replaced the Russell 2000 Index (a capitalization weighted broad based index of 2000 small capitalization U.S. stocks) as the Fund's comparative index because the Adviser believes the Russell 2000 Growth Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell 2000 Index were 2.49%, 7.52%, 11.51% and 15.98%, respectively.
            (3) The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
            (4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.


                                                                  Prospectus 35

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class R                                  0.65%    0.50%             0.51%         1.66%
------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
    National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares, and 0.01% in trustees' expenses estimated to be attributable to Class R shares in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.

              Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
  ------------------------------------------------------------------------------------------------------------------------------
  Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
  ------------------------------------------------------------------------------------------------------------------------------
  Class R     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
  ------------------------------------------------------------------------------------------------------------------------------


36  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Renaissance Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued stocks with improving All capitalizations
                      and income                        business fundamentals
                                                                                          Dividend Frequency
                      Fund Category                     Approximate Number of Holdings    At least annually
                      Value Stocks                      50-80

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      . Market Risk            . Foreign Investment Risk  . Credit Risk
      . Issuer Risk            . Currency Risk            . Management Risk
      . Value Securities Risk  . Derivatives Risk         . Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and information to its right shows the performance of the Fund's
               Class C shares, which are offered in a different prospectus.
               This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class R shares is based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect the actual sales charges (loads), distribution and/or service
               (12b-1) fees, administrative fees and other expenses paid by Class R shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 37

Calendar Year Total Returns -- Class C                                          More Recent Return Information
                                                                                1/1/02-9/30/02               [    ]%
                                    [CHART]
                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001   Highest (10/1/01-12/31/01)    21.18%
------  ------  ------  ------  ------  ------  ------  ------  ------  ------              ------------------------
[    ]  [    ]  [    ]  [    ]  [    ]  [    ]  [    ]  [    ]  [    ]  [    ]  Lowest (7/1/98-9/30/98)      -16.60%
                                                                                            ------------------------
                        Calendar Year End (through 12/31)




Average Annual Total Returns (for periods ended
12/31)
                                                                                              Fund Inception
                                                                     1 Year  5 Years 10 Years (4/18/88)/(4)/
------------------------------------------------------------------------------------------------------------
Class C -- Before Taxes/(1)/                                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions/(1)/                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class R                                                              [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                                       2.33%  11.46%  14.41%   13.93%
------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                             -1.78%  10.51%  13.28%   12.75%
------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.



38  PIMCO Funds: Multi-Manager Series

Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund
Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
                                         Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class R                                  0.60%    0.50%             0.51%         1.61%
------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class R shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
    Company Act of 1940. Up to 0.50% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.90% per year under the administration agreement regardless of whether a portion or none of the 0.50% authorized under the plan is paid under the plan. Please see
    "Management of the Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
    Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class R shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3 )Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and 0.01% in trustees' expenses estimated to be attributable to Class R shares during the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Year 1   Year 3            Year 5        Year 10
------------------------------------------------------------------------------------------------
Class R                                  $[    ]  $[    ]           $[    ]       $[    ]
------------------------------------------------------------------------------------------------


                                                                  Prospectus 39

               PIMCO PEA Target Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks capital appreciation;         Medium capitalization common stocks Between $1 billion and $10 billion no consideration is given to income

                      Fund Category                       Approximate Number of Holdings      Dividend Frequency
                      Growth Stocks                       40-60                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

               The portfolio managers select stocks for the Fund using a "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Market Risk             .Liquidity Risk           .Focused Investment Risk
    .Issuer Risk             .Foreign Investment Risk  .Credit Risk
    .Growth Securities Risk  .Currency Risk            .Management Risk
    .Smaller Company Risk    .Technology Related Risk  .Leveraging Risk
                                                       .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, which are offered in a different prospectus.
               This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R and Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class R shares is based on the performance of the Fund's Class A shares. The Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


40  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class A                                 More Recent Return Information
                                    [CHART]                            1/1/02-9/30/02               -34.70%

                                                                       Highest and Lowest Quarter Returns
 1993   1994    1995    1996    1997    1998    1999   2000     2001   (for periods shown in the bar chart)
------  -----  ------  ------  ------  ------  ------  -----  --------              -----------------------
25.51%  3.86%  31.24%  16.62%  16.37%  24.15%  66.25%  9.68%  (28.63)% Highest (10/1/99-12/31/99)    53.05%
                                                                                    -----------------------
     Calendar Year End (through 12/31)                                 Lowest (7/1/01-9/30/01)      -27.08%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                             Fund Inception
                                                             1 Year  5 Years (12/17/92)/(4)/
--------------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                                 -32.55%  12.18%  15.17%
--------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/                 -32.55%   8.28%  11.98%
--------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                                 -19.82%   8.43%  11.54%
--------------------------------------------------------------------------------------------
Class R                                                      [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                            -20.16%   9.02%  11.37%
--------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds Average/(3)/                   -26.06%   8.61%  11.46%
--------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class R shares will vary.
(2) The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index. The Russell Mid-Cap Growth Index replaced the S&P Mid-Cap 400 Index (an unmanaged index of middle capitalization U.S. stocks) as the Fund's comparative index because the Adviser believes the Russell Mid-Cap Growth
    Index is more representative of the Fund's investment strategies. For the periods ended
    December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P Mid-Cap 400 Index were -0.62%, 16.11% and 15.36%, respectively.
(3) The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. Companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
(4) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.


                                                                  Prospectus 41

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.55%    0.50%             0.51%         1.56%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by the class, and 0.01% in trustees' expenses estimated to be attributable to Class R shares in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------------------------------------------------
Class R         $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
----------------------------------------------------------------------------------------------------------------------------------


42  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Value Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization  More than $5 billion
                      and income                        stocks with improving fundamentals
                                                                                           Dividend Frequency
                      Fund Category                     Approximate Number of Holdings     At least annually
                      Value Stocks                      35-50

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      .  Market Risk            .  Foreign Investment Risk  .  Credit Risk
      .  Issuer Risk            .  Currency Risk            .  Management Risk
      .  Value Securities Risk  .  Focused Investment Risk  .  Leveraging Risk
                                                            .  Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflects the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table shows performance of the Fund's Institutional
               Class shares, adjusted to reflect the actual sales charges
               (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. Prior to May 8, 2000, the
               Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 43

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/02-9/30/02               [    ]%

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
                                           Highest (4/1/99-6/30/99)      17.73%
1992    1993    1994     1995    1996                   -----------------------
1997   1998   1999    2000    2001         Lowest (7/1/98-9/30/98)      -13.27%
------  ------  -------  ------  ------
------  -----  -----  ------  ------
[  ]%   [  ]%   [  ]%   [  ]%   [  ]%   [
 ]%   [  ]%  [  ]%   [  ]%   [  ]%
    Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/01)

                                                                             Fund Inception
                                                   1 Year   5 Years 10 Years (12/30/91)/(4)/
--------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1) /           [    ]% [    ]% [    ]%  [    ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1) /                                [    ]% [    ]% [    ]%  [    ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1) /        [    ]% [    ]% [    ]%  [    ]%
--------------------------------------------------------------------------------------------
Class R                                             [    ]% [    ]% [    ]%  [    ]%
--------------------------------------------------------------------------------------------
Russell 1000 Value Index /(2)/                       -5.59%  11.13%  14.13%   14.13%
--------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average /(3)/           -1.78%  10.51%  13.28%   13.28%
--------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
    After-tax returns for Class R shares will vary.
(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.


44  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.45%    0.50%             0.50%         1.45%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------------------------------------------------
Class R         $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
----------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 45

               PIMCO RCM Large-Cap Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Large capitalization equity securities

                      Fund Category                        Approximate Number of Holdings
                      U.S. Stocks                          45-85

Principal Investments Approximate Capitalization Range
and Strategies        At least $3 billion

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Fund may also invest 20% of its assets in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Credit Risk
..Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Management Risk
..Growth Securities Risk  .Currency Risk                       .Leveraging Risk
..Liquidity Risk          .Emerging Markets Risk               .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


46  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund.
               The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional
               Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table shows performance of the DRCM Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although
               Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/02-9/30/02                [    ]

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
1997    1998    1999    2000      2001     Highest (10/1/98-12/31/98)    29.25%
------  ------  ------  -------  --------               -----------------------
[  ]%   [  ]%   [  ]%   [  ]%    [  ]%     Lowest (1/1/01-3/31/01)      -19.06%

    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                     Fund inception
                                                     1 Year  5 Years (12/31/96)/(4)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1) /          [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1) /                               [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1) /       [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
Class R                                            [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                 -11.88%   10.70%   10.70%
------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/         -22.94%    8.15%    8.15%
------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


                                                                  Prospectus 47

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                            Distribution                    Total Annual
                                                   Advisory And/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.45%    0.50%             0.50%         1.45%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Example: Assuming you redeem your shares at the end of each period
------------------------------------------------------------------------------------------------------------
Share Class                              Year 1           Year 3           Year 5           Year 10
------------------------------------------------------------------------------------------------------------
Class R                                  $[    ]          $[    ]          $[    ]          $[    ]
------------------------------------------------------------------------------------------------------------

                                         Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------
Share Class                              Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------
Class R                                  $[    ]     $[    ]     $[    ]     $[    ]
----------------------------------------------------------------------------------------


48  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Mid-Cap Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity and equity-related securities Up to $11.4 billion of U.S. companies with small and
                      Fund Category                        medium market capitalizations        Dividend Frequency
                      U.S. Stocks                                                               At least annually
                                                           Approximate Number of Holdings
                                                           85-125

               The Fund seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Mid-Cap Growth Index. Equity-related securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell Mid-Cap Growth Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return are:

..Market Risk             .Sector Specific Risk                .Credit Risk
..Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Management Risk
..Growth Securities Risk  .Emerging Markets Risk               .Leveraging Risk
..Smaller Company Risk    .Currency Risk                       .Derivatives Risk
..Liquidity Risk          .Turnover Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 49

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund.
               The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional
               Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table shows performance of the DRCM Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although
               Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class                            More Recent Return Information
                                                                              1/1/02-9/30/02               -33.07%
                                    [CHART]
                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
1992    1993   1994    1995    1996    1997    1998    1999   2000     2001                -----------------------
-----  ------  -----  ------  ------  ------  ------  ------  -----  -------- Highest (10/1/99-12/31/99)    42.24%
7.03%  10.72%  0.76%  34.53%  19.07%  17.50%  15.06%  60.18%  1.25%  (24.62)%              -----------------------
                                                                              Lowest (1/1/01-3/31/01)      -25.02%
        Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/01)

                                                                                  Fund inception
                                                         1 Year  5 Years 10 Years (11/6/79)/(4)/
------------------------------------------------------------------------------------------------
Institutional
 Class -- Before
 Taxes/(1)/                                              -24.62%  10.57%  12.20%   17.79%
------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ -24.62%   2.44%   4.40%   11.67%
------------------------------------------------------------------------------------------------
Institutional
 Class -- After
 Taxes on
 Distributions and
 Sale of Fund
 Shares/(1)/                                             -15.00%   6.04%   6.87%   12.61%
------------------------------------------------------------------------------------------------
Class R                                                  [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                        -20.16%   9.02%  11.11%   15.59%
------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Average/(3)/                 -21.17%   7.64%   9.88%   12.66%
------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest
    historical individual federal marginal income tax rates
    and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax
    situation and may differ from those shown. After-tax
    returns are not relevant to investors who hold Fund
    shares through tax-deferred arrangements such as 401(k)
    plans or individual retirement accounts. In some cases
    the return after taxes may exceed the return before
    taxes due to an assumed tax benefit from any losses on
    a sale of Fund shares at the end of the measurement
    period. After-tax returns are for Institutional Class
    shares only. After-tax returns for Class R shares will
    vary.
(2) The Russell Mid-Cap Growth Index is an unmanaged index
    that measures the performance of those Russell Mid-Cap
    companies with higher price-to-book ratios and higher
    forecasted growth values. The stocks are also members
    of the Russell 1000(R) Growth Index. It is not possible
    to invest directly in the index.
(3) The Lipper Mid-Cap Growth Funds Average is a total
    return performance average of funds tracked by Lipper,
    Inc. that normally invest primarily in companies with
    market capitalizations less than $5 billion at the time
    of purchase. It does not take into account sales
    charges.
(4) The Fund began operations on 10/31/79. Index
    comparisons begin on 10/31/79.


50  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund: Shareholder Fees (fees
of the Fund    paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                            Distribution                    Total Annual
                                                   Advisory And/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.47%    0.50%             0.50%         1.47%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./ /

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 51

               Summary of Principal Risks

               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on investments in each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issue Risk     The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. The CCM Capital Appreciation, NFJ Equity
               Income, PEA Growth & Income, CCM Mid-Cap, NACM Core Equity, NACM
               Flex-Cap Value, NACM Value, NFJ Small-Cap Value, and PEA Value
               Funds may place particular emphasis on value securities.
               Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio manager or portfolio management team believes will
Risk           experience relatively rapid earnings growth. The CCM Capital
               Appreciation, NACM Core Equity, NACM Growth, PEA Growth, PEA
               Growth & Income, CCM Mid-Cap, PEA Opportunity, RCM Large-Cap
               Growth, RCM Mid-Cap, and PEA Target Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities.
               Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The NACM Flex-Cap Value, PEA
               Opportunity, and NFJ Small-Cap Value Funds generally have substantial exposure to this risk. The PEA Growth & Income, CCM
               Mid-Cap, RCM Mid-Cap and PEA Target Funds have significant exposure to this risk because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

IPO Risk       The Funds may purchase securities in initial public offerings
               (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.


52  PIMCO Funds: Multi-Manager Series

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All Funds except the CCM Capital Appreciation, CCM Mid-Cap and
Risk           RCM Mid-Cap Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Healthcare Related Risk. Certain funds, such as the RCM Large-Cap Growth and RCM Mid-Cap Funds may make significant investments in the healthcare industry and may be subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

               Technology Related Risk. Certain Funds, such as the RCM Large-Cap Growth and RCM Mid-Cap Funds, may be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

Foreign        A Fund that invests in foreign securities may experience more
(non-U.S.)     rapid and extreme changes in value than Funds that invest
Investment     exclusively in securities of U.S. issuers or securities that
Risk           trade exclusively in U.S. markets. However, if foreign
               securities present attractive investment opportunities, any one of these Funds may increase their percentage of assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
               issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
               standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

               EMU Countries Risk. Certain Funds will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.


                                                                  Prospectus 53

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The
               RCM Large-Cap Growth Fund may invest a significant portion of its assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area
               (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or
               "financial and business services," which may share common
               characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.
Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   To the extent that Funds purchase fixed income securities such
Risk           as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk. The PEA Growth & Income
               Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

               Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." Certain of the Funds, specifically the RCM Mid-Cap Fund, are particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.


54  PIMCO Funds: Multi-Manager Series

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The PEA Growth & Income Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them
               (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. The Adviser, the
               Sub-Advisers and each individual portfolio manager and/or portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

               Prior Nicholas-Applegate Performance Information

               The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the NACM Growth and NACM Value Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of certain of the Funds (the "PIMCO Funds") offered in this prospectus.

               The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds are newly organized and have no performance record of their own.

               The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"/1/), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.

               Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

               The institutional private accounts that are included in the NACM Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

               The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.
               --------
            /1/ AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


                                                                  Prospectus 55

               Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of June 30, 2002.

Prior Performance of Similar
Accounts Relating to the NACM
Growth Fund
                               Nicholas-Applegate    Nicholas-Applegate
                               U.S. Large Cap Select U.S. Large Cap Select Growth Russell 1000 Growth
Year                           Growth Fund           Composite                    Index(1)
-----------------------------------------------------------------------------------------------------
1997                           46.07%                34.29%                            30.49%
-----------------------------------------------------------------------------------------------------
1998                           60.80%                62.72%                            38.71%
-----------------------------------------------------------------------------------------------------
1999                           96.11%                102.77%                           33.16%
-----------------------------------------------------------------------------------------------------
2000                           (23.98)%              (24.71)%                          (22.42)%
-----------------------------------------------------------------------------------------------------
2001                           (41.21)%              (40.87)%                          (20.42)%
-----------------------------------------------------------------------------------------------------
7/1/01-6/30/02                 (36.52)%              (35.81)%                          (26.48)%
-----------------------------------------------------------------------------------------------------
7/1/97-6/30/02                 4.80%                 5.65%                             (0.28)%
-----------------------------------------------------------------------------------------------------
Since Inception(2)             8.59%                 14.08%                            8.60%
-----------------------------------------------------------------------------------------------------

             (1)The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.
             (2)December 27, 1996.

Prior Performance of Similar Accounts Relating to the NACM Value Fund
                                        Nicholas-Applegate
                   Nicholas-Applegate   Large Cap Value    Russell 1000 Value
Year               Large Cap Value Fund Composite          Index(1)
-----------------------------------------------------------------------------
1997               40.55%               41.96%                  35.18%
-----------------------------------------------------------------------------
1998               20.13%               21.36%                  15.63%
-----------------------------------------------------------------------------
1999               8.88%                10.13%                  7.35%
-----------------------------------------------------------------------------
2000               7.82%                9.40%                   7.01%
-----------------------------------------------------------------------------
2001               (1.02)%              0.11%                   (5.60)%
-----------------------------------------------------------------------------
7/1/01-6/30/02     (10.88)%             (9.87)%                 (8.96)%
-----------------------------------------------------------------------------
7/1/97-6/30/02     8.81%                10.22%                  6.52%
-----------------------------------------------------------------------------
Since Inception(2) 14.24%               16.45%                  13.09%
-----------------------------------------------------------------------------

             (1)The Russell 1000 Value Index measures the performance of those
                Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged.
             (2)April 30, 1996.


56  PIMCO Funds: Multi-Manager Series

               Management of the Funds
Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2002, the Adviser and its advisory affiliates had approximately $359 billion in assets under management.

               The Adviser has retained investment management firms ("Sub-Advisers") to manage each Fund's investments. See "Sub-Advisers" below.

               The Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which the Adviser has retained a separate Sub-Adviser, the Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               During the most recently completed fiscal year, the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund                                                              Advisory Fees
-------------------------------------------------------------------------------
NFJ Basic Value, CCM Capital Appreciation, NFJ Equity Income,
 CCM Mid-Cap, RCM Large-Cap Growth and PEA Value Funds                0.45%
RCM Mid-Cap Fund                                                      0.47%
NACM Core Equity*, NACM Growth*, NACM Value*, PEA Growth Funds        0.50%
PEA Target Fund                                                       0.55%
PEA Growth & Income, PEA Renaissance and NFJ Small-Cap Value
 Funds                                                                0.60%
NACM Flex-Cap Value* and PEA Opportunity Funds                        0.65%
* The NACM Funds only recently commenced operations and did not pay any advisory fees during the most recently completed fiscal year. The advisory fee rates shown for these Funds are the Funds' current advisory fee rates.


Administrative Each Fund pays for the administrative services it
Fees requires under a fee structure which is essentially fixed. Class R shareholders of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class R shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.


                                                                  Prospectus 57

               Class R shareholders of the Funds pay the Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class R shares):

                         Fund      Administrative Fees
                         -----------------------------
                         All Funds        0.50%

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                                       Funds
--------------------------------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC                          PEA Growth, PEA Growth & Income, PEA Opportunity, PEA Target, PEA
("PIMCO Equity Advisors")                          Value and PEA Renaissance
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
---------------------------------------------------
Cadence Capital Management ("Cadence")             CCM Capital Appreciation and CCM Mid-Cap
265 Franklin Street
11th Floor
Boston, MA 02110
---------------------------------------------------
Dresdner RCM Global Investors LLC                  RCM Large-Cap Growth and RCM Mid-Cap (the "RCM Funds")
("Dresdner RCM")
4 Embarcadero Center
San Francisco, CA 94111
---------------------------------------------------
Nicholas-Applegate Capital Management LLC ("NACM") NACM Core Equity, NACM Flex-Cap Value, NACM Growth and NACM
600 West Broadway                                  Value Funds (the "NACM Funds")
San Diego, CA 92101
---------------------------------------------------
NFJ Investment Group ("NFJ")                       NFJ Basic Value, NFJ Equity Income and NFJ Small-Cap Value
2121 San Jacinto, Suite 1840
Dallas, TX 75201
---------------------------------------------------

              * Each of the Sub-Advisers except for Parametric is affiliated with the Adviser.

               The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.


58  PIMCO Funds: Multi-Manager Series

PIMCO Equity   PIMCO Equity Advisors provides equity-related advisory services
Advisors       to mutual funds and institutional accounts. Accounts managed by
               PIMCO Equity Advisors had combined assets as of September 30, 2002, of approximately $6.8 billion.

               The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for the PEA Growth, PEA Opportunity and PEA Target Funds prior to March 6, 1999, for the PEA Growth & Income Fund prior to July 1, 1999, and for the PEA Value Fund prior to May 8, 2000.


Fund                Portfolio Managers Since Recent Professional Experience
---------------------------------------------------------------------------------------------------------------
PEA Growth          Kenneth W. Corba   1999  Managing Director and Chief Investment Officer of PIMCO Equity
                                             Advisors and a Member of the Management Board of ADAM of America.
                                             Prior to joining ADAM of America, he was with Eagle Asset
                                             Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio Manager. He
                                             was with Stein Roe and Farnham Inc. from 1984 to 1995, serving in various capacities including as Director of the Capital
                                             Management Group, Senior Vice President and Portfolio Manager.

PEA Growth & Income Mr. Corba          1999  See above.

                    Peter C. Thoms     2000  Co-Portfolio Manager and research analyst for PIMCO Equity
                                             Advisors. Investment Analyst at Federated Investors from July
                                             1998 to May 1999. Previously, he received his M.B.A. at the
                                             University of Virginia's Darden School of Business.

PEA Opportunity     Michael F. Gaffney 1999  Managing Director of PIMCO Equity Advisors, where he manages the
                                             Opportunity Fund and other small-cap products. Prior to joining
                                             ADAM of America, he was with Alliance Capital Management L.P.
                                             from 1987 to 1999, serving in various capacities including as
                                             Senior Vice President and Portfolio Manager.

PEA Target          Jeff Parker        1999  Portfolio Manager and Research Analyst for PIMCO Equity Advisors.
                                             Prior to joining PIMCO Equity Advisors, he managed equity
                                             accounts as an Assistant Portfolio Manager at Eagle Asset
                                             Management from 1996 to 1998. He was a Senior Consultant with
                                             Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

PEA Value           John K. Schneider  2000  Managing Director of PIMCO Equity Advisors. Prior to joining ADAM of America, he was a partner and Portfolio Manager of Schneider
                                             Capital Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the Equity Policy Committee and Director of Research
                                             at Newbold's Asset Management from 1991 to 1996.

PEA Renaissance     Mr. Schneider      1999  See above.

               During December, 2001, the sub-advisory functions performed by the PIMCO Equity Advisors division of ADAM of America and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were approved by the Trust's Board of Trustees.


                                                                  Prospectus 59

Cadence Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2002, of approximately $4.1 billion.

               The following individuals at Cadence share primary responsibility for each of the noted Funds.


Fund         Portfolio Managers                Since             Recent Professional Experience
-------------------------------------------------------------------------------------------------------------------
CCM Capital  David B. Breed                    1991 (Inception)  Managing Director, Chief Executive Officer, Chief
Appreciation                                                     Investment Officer and founding partner of
                                                                 Cadence. Member of the Management Board of PIMCO
                                                                 Funds Advisors. He is a research generalist and
                                                                 has led the team of portfolio managers and
                                                                 analysts since 1988. Mr. Breed has managed
                                                                 separate equity accounts for many institutional
                                                                 clients and has led the team that manages the
                                                                 PIMCO Funds sub-advised by Cadence since those
                                                                 Funds' inception dates.

             William B. Bannick                1992              Managing Director and Executive Vice President at
                                                                 Cadence. Mr. Bannick is a research generalist and
                                                                 Senior Portfolio Manager for the Cadence team. He
                                                                 has managed separately managed equity accounts
                                                                 for various Cadence institutional clients and has
                                                                 been a member of the team that manages the PIMCO
                                                                 Funds sub-advised by Cadence since joining
                                                                 Cadence in 1992.

             Katherine A. Burdon               1993              Managing Director and Senior Portfolio Manager at
                                                                 Cadence. Ms. Burdon is a research generalist and
                                                                 has managed separately managed equity accounts
                                                                 for various Cadence institutional clients and has
                                                                 been a member of the team that manages the PIMCO
                                                                 Funds sub-advised by Cadence since joining
                                                                 Cadence in 1993.

             Wayne A. Wicker                   2000              Managing Director and Senior Portfolio Manager at
                                                                 Cadence. He is a research generalist with 21
                                                                 years of investment experience and has managed
                                                                 separately managed equity accounts for various
                                                                 Cadence institutional clients and has been a
                                                                 member of the team that manages the PIMCO Funds
                                                                 sub-advised by Cadence since joining Cadence in
                                                                 1998.

CCM Mid-Cap  Messrs. Breed, Bannick and Wicker Same as Capital   See above.
             and Ms. Burdon                    Appreciation Fund


Dresdner RCM   Dresdner RCM is located at Four Embarcadero Center, San
               Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global
               Investors US Holdings LLC, Dresdner RCM, an affiliate of PIMCO
               Funds Advisors, provides advisory services to mutual funds and institutional accounts. Dresdner RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September
               30, 2002, Dresdner RCM had approximately $27.9 billion in assets under management.

               Each of the Funds is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds. Information about some of the investment professionals comprising the investment team is located in the SAI under "Other Information".

               The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund.

               The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund.


60  PIMCO Funds: Multi-Manager Series

NACM Organized in 1984, Nicholas-Applegate provides advisory services to mutual funds and institutional accounts. As of September 30, 2002, Nicholas-Applegate had approximately $17.9 billion in assets under management.

               The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds. In addition to the persons listed below, Horacio Valeiras is the Chief Investment Officer of Global Equity Management for the Funds. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston.

Fund             Portfolio Managers   Since            Recent Professional Experience
---------------------------------------------------------------------------------------------------------
NACM Core Equity David Pavan, CFA     2002 (inception) Portfolio Manager for the Nicholas-Applegate
                                                       Systematic since 1996. He has 6 years' prior
                                                       experience with Putnam Investments and Genus
                                                       Capital Management, Inc.
                 Mark Stuckelman      2002 (inception) Portfolio Manager for the Nicholas-Applegate
                                                       Large Cap Value Fund since 1995 and Value
                                                       Opportunities Fund since 2001. He has 5 years'
                                                       prior investment management experience with Wells
                                                       Fargo Bank Investment Management Group; Fidelity
                                                       Management Trust Co. and BARRA.
                 Doug Stone           2002 (inception) Director of Nicholas-Applegate's Research and
                                                       Risk Management since 1994. He has 20 years'
                                                       prior experience; 10 years' investment experience
                                                       with the Frank Russell Company; University of
                                                       Washington; and U.S. Department of Interior.
                                                       Member of Editorial Board, Journal of Investing.
                 Stacey Nutt, Ph.D.   2002 (inception) Portfolio Manager for the Nicholas-Applegate U.S.
                                                       Systematic since 1999. She has 6 years' prior
                                                       experience with Vestek Systems, Inc.; Virginia
                                                       Tech; and Georgia Institute of Technology.
                 John Graves          2002 (inception) Investment Analyst for the Nicholas-Applegate
                                                       Large Cap Value Fund since 1997. He has 9 years'
                                                       previous experience with the San Diego County
                                                       District Attorney's Office and Imperial Savings.
                 Todd Wolter, CFA     2002 (inception) Portfolio Manager for Nicholas-Applegate U.S.
                                                       Systematic since 2000. He has 5 years' prior
                                                       experience with Credit Suisse Asset Management;
                                                       University of California, Irvine; Olde Financial
                                                       Corporation; and Prudential Securities.
                 Frank Feng, Ph.D.    2002 (inception) Investment Analyst for Nicholas-Applegate U.S.
                                                       Systematic since 2001. He has 5 years' of prior
                                                       experience with Vestek Systems; Providian
                                                       Financial and the Federal Reserve Bank of Atlanta.
                 James Li, Ph.D., CFA 2002 (inception) Investment Analyst for Nicholas-Applegate U.S.
                                                       Systematic since 2000. He has 5 years' prior
                                                       investment experience with Accessor Capital
                                                       Management and Frank Russell Company.
                 Aerus Tran           2002 (inception) Investment Analyst with Nicholas-Applegate since
                                                       1999. He has 4 years' prior experience with the
                                                       San Diego Association of Governments; Perwich,
                                                       Goff & Karavatos; Best Mortgage, LLC; Western
                                                       Riverside Association of Governments; San
                                                       Bernardino Association of Governments.
                 Jane Edmondson       2002 (inception) Investment Analyst with Nicholas-Applegate since
                                                       1996. She has 5 years' prior experience with
                                                       Merrill, Lynch, Pierce, Fenner & Smith.
                 Edward Wagner, CFA   2002 (inception) Investment Analyst with Nicholas-Applegate U.S.
                                                       Systematic since 2000. He has 4 years' prior
                                                       investment experience with Vestek Systems; Smith
                                                       Barney; and Citibank, London
                 Mark Roemer          2002 (inception) Product Specialist with Nicholas-Applegate since
                                                       2001. He has 5 years' prior investment experience
                                                       with Barclays Global Investors and Kleinwort
                                                       Benson Investment Management of London.
                 Lawrence Speidell,   2002 (inception) Director of Nicholas-Applegate's
                 CFA                                   Global/Systematic Management and Research since
                                                       1994. He has 23 years' prior investment
                                                       experience with Batterymarch Financial Management
                                                       and Putnam Management Company.


                                                                  Prospectus 61

Fund          Portfolio Managers     Since            Recent Professional Experience
---------------------------------------------------------------------------------------------------------------------------------
NACM Flex-Cap Mark Stuckelman        2002 (inception) See Above
  Value       John Graves            2002 (inception) See Above
              Aerus Tran             2002 (inception) See Above
              Mark Roemer            2002 (inception) See Above
NACM Growth   William Chenoweth, CFA 2002 (inception) Portfolio Manager for the Nicholas-Applegate U.S Large Cap Select Growth
                                                      Fund and U.S Equity Fund since 1998. He has 12 years' prior investment experience with Turner Investment Partners, Inc. and Jefferson-Pilot
                                                      Corporation.
              Michael Carroll        2002 (inception) Portfolio Manager for the Nicholas-Applegate U.S Large Cap Select Growth
                                                      Fund since 1998. He has 3 years' prior investment experience with Morgan
                                                      Stanley Dean Witter & Co. and the University of Notre Dame Investment
                                                      Office.
              Kenneth Lee, CFA       2002 (inception) Portfolio Manager for the Nicholas-Applegate U.S Large Cap Select Growth
                                                      Fund since 1999. He has 9 years' prior investment experience with Wells
                                                      Fargo Bank and Dean Witter Reynolds/Lederer Quantitative Research.
              Stephen Ross           October, 2002    Team lead for the Nicholas-Applegate U.S. Large and Mid Cap Growth
                                                      Funds and Lead Portfolio Manager for the Nicholas-Applegate U.S. Large
                                                      Cap Select Growth Fund. He is a member of the Executive Committee and was previously the lead portfolio manager of the managed accounts team.
                                                      Mr. Ross joined the firm in 1994 and has 13 years of investment experience, including positions with Lincoln National Pension Investment, Merrill Lynch and T. Rowe Price.
              Trisha Schuster, CFA   2002 (inception) Portfolio Manager for the Nicholas-Applegate U.S Large Cap Select Growth
                                                      and Global Healthcare Funds since 1998. She has 4 years' prior investment experience with Bel Air Advisor/Bear Stearns and Farmers Insurance
                                                      Company.
              Thomas Smith, CFA      2002 (inception) Investment Analyst for the Nicholas-Applegate U.S Large Cap Select
                                                      Growth and U.S Equity Funds since 1998. Account Administrator for the
                                                      Nicholas-Applegate Large Cap Growth and Mid Cap Growth Funds from
                                                      1995-1998. He has 4 years' prior investment experience with Wells Fargo
                                                      Bank and Dean Witter Reynolds.
              Thomas Sullivan        2002 (inception) Portfolio Manager for the Nicholas-Applegate U.S Equity Fund since 1996.
                                                      Mr. Sullivan joined the firm in 1994 and his investment experience includes
                                                      Pilgrim Funds, First New York Securities, and Donaldson, Lufkin & Jenrette
                                                      Securities Corp.
NACM Value    Mark Stuckelman        2002 (inception) See Above
              John Graves            2002 (inception) See Above
              Aerus Tran             2002 (inception) See Above
              Mark Roemer            2002 (inception) See Above


62  PIMCO Funds: Multi-Manager Series

NFJ NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 2002, of approximately $1.6 billion.

               The following individuals at NFJ share primary responsibility for the noted Fund.

Fund                Portfolio Managers      Since            Recent Professional Experience
-----------------------------------------------------------------------------------------------------
NFJ Basic Value     Chris Najork            2000 (Inception) Managing Director and founding partner
                                                             of NFJ. He has over 30 years'
                                                             experience encompassing equity research
                                                             and portfolio management. Prior to the
                                                             formation of NFJ in 1989, he was a
                                                             Senior Vice President, Senior Portfolio
                                                             Manager and analyst at NationsBank,
                                                             which he joined in 1974.
                    Benno J. Fischer        2000 (Inception) Managing Director and founding partner
                                                             of NFJ. He has over 30 years'
                                                             experience in portfolio management,
                                                             investment analysis and research. Prior
                                                             to the formation of NFJ in 1989, he was
                                                             Chief Investment Officer (institutional
                                                             and fixed income), Senior Vice
                                                             President and Senior Portfolio Manager
                                                             at NationsBank, which he joined in
                                                             1971. Prior to joining NationsBank, Mr.
                                                             Fischer was a securities analyst at
                                                             Chase Manhattan Bank and Clark, Dodge.
                    Paul A. Magnuson        2000 (Inception) Principal at NFJ. He is a Portfolio
                                                             Manager and Senior Research Analyst
                                                             with 16 years' experience in equity
                                                             analysis and portfolio management.
                                                             Prior to joining NFJ in 1992, he was an
                                                             Assistant Vice President at
                                                             NationsBank, which he joined in 1985.
                                                             Within the Trust Investment
                                                             Quantitative Services Division of
                                                             NationsBank, he was responsible for
                                                             equity analytics and structured fund
                                                             management.
                    Jeffrey S. Partenheimer 2002             Principal at NFJ. He is a Portfolio
                                                             Manager with over 16 years' experience
                                                             in financial analysis, portfolio
                                                             management and large corporate finance.
                                                             Prior to joining NFJ in 1999, he spent
                                                             10 years in commercial banking (8 of
                                                             those years managing investment
                                                             portfolios) and 4 years as a treasury
                                                             director for DSC Communications in
                                                             Plano, Texas. He began his career as a
                                                             financial analyst with First City Bank
                                                             of Dallas in 1985. He is both a CFA and
                                                             a CPA.
NFJ Equity Income   Mr. Najork              2000 (Inception) See Above
                    Mr. Fischer             2000 (Inception) See Above
                    Mr. Partenheimer        2002             See Above
NFJ Small-Cap Value Mr. Najork              1991 (Inception) See Above
                    Mr. Fischer             1991 (Inception) See Above
                    Mr. Magnuson            1995             See Above
                    E. Clifton Hoover       1998             Principal at NFJ. He is a Portfolio
                                                             Manager with 16 years' experience in
                                                             financial analysis and portfolio
                                                             management. Prior to joining NFJ in
                                                             1997, he was associated with Credit
                                                             Lyonnais from 1991 to 1997, where he
                                                             served as a vice-president and was
                                                             responsible for the financial analysis
                                                             and portfolio management of a
                                                             diversified portfolio. He began his
                                                             career as a financial analyst with
                                                             NationsBank in 1985.


Adviser/       Shareholders of each Fund (except the NFJ Equity Income, NFJ
Sub-Adviser    Basic Value and CCM Mid-Cap Funds) have approved a proposal
Relationship   permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                                                  Prospectus 63

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Class R shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               How to Buy and Sell Shares

               The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Funds.

General        . Retirement Plans.   Class R shares generally are available
Information    only to 401(k) plans, 457 plans, employer sponsored 403(b)
               plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the investor's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs (collectively, "retirement plans"). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the Plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs,
               SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO
               College Access 529 Plan.

               The administrator of a plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

               Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary ("financial service firm") authorized to sell Class R shares of the Funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper.

               Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including, without limitation,


64  PIMCO Funds: Multi-Manager Series
               transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge retirement plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

               Financial service firms and retirement plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm or retirement plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund's average daily net assets attributable to its Class R shares and purchased through such firm or retirement plan for its clients). The Distributor may pay a financial service firm or retirement plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Your retirement plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the retirement plan's and/or the financial service firm's materials regarding its fees and services.

               . Calculation of Share Price and Redemption Payments. When shareholders buy or sell (redeem) Class R shares of the Funds, they pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under "Redemption Fees." NAVs are determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from the retirement plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

               Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

               The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Distribution   The Funds pay fees to the Distributor on an ongoing basis as
and            compensation for the services the Distributor renders and the
Servicing      expenses it bears in connection with the sale and distribution
(12b-1) Plans  of Fund shares ("distribution fees") and in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
               ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. The following lists the maximum annual rates at which the distribution and servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                     Servicing                       Distribution
All Funds            Fee                             Fee
----------------------------------------------------------------------------
 Class R    0.25%                            0.25%
----------------------------------------------------------------------------

               Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of the Funds' shares.

Buying Shares  Class R shares of each Fund are continuously offered to retirement plans. See "Retirement Plans" above. Plan participants may purchase Class R shares only through their retirement plans. In connection with purchases, retirement plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Retirement plans and financial service firms may charge for such services. A retirement plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Retirement plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the retirement plan level.


                                                                  Prospectus 65

               Retirement plans which wish to invest directly by mail should send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                      PIMCO Funds Distributors LLC
                                      P.O. Box 9688
                                      Providence, RI 02940-0926

               The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

               Class R shares of the Funds will be held in a plan participant's account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, retirement plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant's agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

               The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment     The following investment minimums apply for purchases of Class R
Minimums       shares.

                   Initial Investment Subsequent Investments
                   -----------------------------------------
                    $2,500 per Fund       $100 per Fund

               In addition, accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator. Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for certain special investment programs and plans offered by the Trust.

               Retirement plans and financial service firms may impose different investment minimums than the Trust. Please contact your plan administrator or financial service firm for information.

Minimum        Due to the relatively high cost to the Funds of maintaining
Account Size   small accounts, investors are asked to maintain an account balance in each Fund in which the investor invests of at least the minimum investment necessary to open the particular type of account. If an investor's balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem any remaining shares and close that Fund account after giving the investor 60 days to increase the balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO
               Funds accounts exceeds $50,000.

Exchanging     Except as provided below or in the applicable Fund's or series'
Shares         prospectus(es), Class R shares of any Fund may be exchanged for
               Class R shares of any other Fund or series of PIMCO Funds:
               Pacific Investment Management Series that offers Class R shares.
               Shares are exchanged on the basis of their respective NAVs next calculated after an exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Retirement plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges. [In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss.]
               Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

               An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund.


66  PIMCO Funds: Multi-Manager Series

               Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to a plan's financial service firm of any termination or material modification of the exchange privilege with respect to Class R shares.

Selling        Class R shares may be redeemed through the investor's plan
Shares         administrator on any day the New York Stock Exchange is open.
               Investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although retirement plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

               Subject to any restrictions in the applicable retirement plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Retirement plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge for their services. Redemption proceeds will be forwarded to the retirement plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

               Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions    The Trust has agreed to redeem shares of each Fund solely in
In Kind        cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                        At Least Annually Quarterly
-------------------------------------------------------
NFJ Basic Value, NFJ Equity
 Income and PEA Growth &
 Income Funds                                     .
-------------------------------------------------------
All other Funds                     .
-------------------------------------------------------

               In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               You can choose from the following distribution options:

               . Reinvest all distributions in additional Class R shares of your Fund at NAV. This will be done unless you elect another option.

               . Invest all distributions in Class R shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

               . Receive all distributions in cash (which will be credited to your account at your retirement plan). This option must be elected when your account is set up.



                                                                  Prospectus 67

               You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

               If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

               For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

               Tax Consequences

               . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

               Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

               . A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 and 2003 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

               This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities
               and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's


68  PIMCO Funds: Multi-Manager Series
               inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer "durations"(defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               The CCM Capital Appreciation and CCM Mid-Cap Funds intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

               Under normal circumstances, the NFJ Basic Value, NFJ Equity Income and NFJ Small-Cap Value Funds intend to be fully invested in equity securities (aside from cash management practices), except that each of these Funds may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The PEA Growth, PEA Opportunity, PEA Target and PEA Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The PEA Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The PEA Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

               Under normal market conditions, the NACM and RCM Funds will invest primarily in equity securities. In addition, the RCM Large-Cap Growth Fund may invest up to 20% of their total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund may invest up to 20% of its total assets in U.S. Government debt obligations. In addition, the NACM Funds may invest a portion of their assets in debt obligations issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. There is no limit on the average maturity of the debt securities in the NACM Funds' portfolios. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. When the Sub-Adviser believes that any of the NACM Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any NACM Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade debt securities which may be debt obligations issued or guaranteed by the U.S. government or foreign governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The PEA Opportunity and NFJ Small-Cap Value
CapitalizationsFunds invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the NACM
               Flex-Cap Value Fund generally has substantial exposure to these risks. The PEA Growth & Income, CCM Mid-Cap, RCM Mid-Cap and PEA
               Target Funds also have significant exposure to the risks described below because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.


                                                                  Prospectus 69

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds may purchase securities in initial public offerings
Public         (IPOs). These securities are subject to many of the same risks
Offerings      of investing in companies with smaller market capitalizations.
               Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The PEA Growth, PEA Growth & Income, PEA Opportunity and PEA
(non-U.S.)     Target Funds may invest up to 15% of their respective assets in
Securities     securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The PEA Value Fund may invest up to 25% of its assets in foreign securities. Each of these Funds may invest without limit in ADRs (defined below).

               The RCM Large-Cap Growth Fund may invest 20% and the RCM Mid-Cap Fund may invest 10% of its assets in foreign securities (but no more than 10% in any one foreign country). While such investments are not currently a principal investment technique for these Funds, if foreign securities present attractive investment opportunities, any one of these Funds may increase the percentage of its assets in foreign securities subject to the limits described above.

               All of the Funds may invest in American Depository Receipts
               (ADRs). In addition, the NACM Funds, PEA Growth, PEA Growth & Income, PEA Opportunity, RCM Funds, PEA Target and PEA Value Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change


70  PIMCO Funds: Multi-Manager Series
               independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in countries with
Securities     developing (or "emerging market") economies. The RCM Large-Cap
               Growth Fund may invest significant portions of its assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The PEA Growth, PEA Growth & Income, PEA Opportunity, PEA Target and PEA Value Funds, as well as the RCM Funds, may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the RCM Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

               The RCM Funds, may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Fund will segregate assets determined to be liquid by the Adviser or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.


                                                                  Prospectus 71

Convertible    Each Fund may invest in convertible securities. The PEA Growth &
Securities     Income Fund may place particular emphasis on convertible
               securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the CCM Capital Appreciation, CCM Mid-Cap and
               RCM Mid-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The PEA Growth, PEA Growth & Income, PEA Opportunity, PEA Target and PEA Value Funds, as well as the RCM Funds (except the RCM Mid-Cap Fund), may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The RCM Funds (except the RCM Mid-Cap Fund), may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.


72  PIMCO Funds: Multi-Manager Series

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the PEA Growth & Income
               Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without


                                                                  Prospectus 73
               the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.
               In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (5% in the case of the RCM Mid-Cap Fund) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities.
               Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
               However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in  Each Fund may invest up to 5% of its assets in other investment
Other          companies. As a shareholder of an investment company, a Fund may
Investment     indirectly bear service and other fees which are in addition to
Companies      the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies
               (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio      The length of time a Fund has held a particular security is not
Turnover       generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds, such as the PEA Growth & Income Fund, that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.


74  PIMCO Funds: Multi-Manager Series

Changes in     The investment objective of each of the NACM Funds, NFJ Basic
Investment     Value, NFJ Equity Income, PEA Growth, PEA Growth & Income, PEA
Objectives and Opportunity and PEA Target Funds described in this Prospectus
Policies       may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval.
               Unless otherwise stated in the Statement of Additional
               Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
 Smaller-      Risks" above and in this section, several of the Funds are newly
Sized Funds    formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the CCM Mid-Cap, NACM Core Equity, NFJ Equity Income, NFJ
               Small-Cap Value, RCM Large-Cap Growth and RCM Mid-Cap Growth
               Funds. References to assets in the first paragraph of the Fund
               Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
 Investments   variety of investment techniques and strategies which are not and Techniques described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM
               Funds may use Grassroots/(sm)/ Research in addition to their traditional research activities. Grassroots/(sm)/ Research is a division of Dresdner RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner
               RCM and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 75

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Funds. Because Class R shares of the Funds were not outstanding during the periods shown, the information below reflects the financial highlights of the oldest class of shares of each Fund. The performance shown below for those Funds for which Institutional Class or Class A performance is shown is better than that which would have been achieved by Class R shares of the Funds because of the higher fees and expenses associated with Class R shares.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The information provided for each of the PEA Growth, PEA Opportunity and PEA Target Funds reflects the operational history of a corresponding series of PIMCO Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganizations, these Funds changed their fiscal year ends from September 30 to June 30. The expense ratios provided for these Funds for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Funds previously in effect which differ from the current fee arrangements of the Trust. Since the NACM Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds.



                       Net Asset    Net      Net Realized/  Total Income Dividends  Distributions
       Year or           Value   Investment    Unrealized       From      From Net    From Net
       Period          Beginning   Income    Gain (Loss) on  Investment  Investment   Realized
        Ended          of Period   (Loss)     Investments    Operations    Income   Capital Gains
-------------------------------------------------------------------------------------------------
NFJ Basic Value Fund
  Institutional Class
   06/30/02             $12.64     $0.27 (a)     $ 0.52 (a)    $ 0.79      $(0.26)     $ 0.00
   06/30/01              10.85      0.29 (a)       2.15 (a)      2.44       (0.25)      (0.40)
   05/08/00-06/30/00     11.22      0.07 (a)      (0.39)(a)     (0.32)      (0.05)       0.00
CCM Capital Appreciation Fund
  Institutional Class
   [to be added
   by amendment]

--------
*   Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding trustees' expense is 0.70% .


76  PIMCO Funds: Multi-Manager Series

                                                                                               Ratio of Net
                             Fund                                                 Ratio of      Investment
Tax Basis                Reimbursement   Net Asset                Net Assets End Expenses to Income (Loss) to
Return of     Total      Fee Added to   Value End of                of Period    Average Net   Average Net      Portfolio
 Capital  Distributions Paid-In Capital    Period    Total Return     (000s)       Assets         Assets      Turnover Rate
---------------------------------------------------------------------------------------------------------------------------
$0.00        $(0.26)         $0.00         $13.17        6.40%        $1,834        0.71%(b)       2.07%           49%
 0.00         (0.65)          0.00          12.64       23.37          1,178        0.70           2.50            78
 0.00         (0.05)          0.00          10.85       (2.90)           911        0.70*          3.94*            5

--------
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.70% for the period ended June 30, 2000.
(d) Ratio of expenses to average net assets excluding trustees' expense is 1.10%.
(e) Ratio of expenses to average net assets excluding trustees' expense is 1.85%.


                                                                  Prospectus 77


                                                            Net Realized/                  Dividends   Distributions
          Year or             Net Asset Value      Net        Unrealized    Total Income    From Net      From Net
          Period                 Beginning     Investment   Gain (Loss) on From Investment Investment Realized Capital
           Ended                 of Period    Income (Loss)  Investments     Operations      Income        Gains
----------------------------------------------------------------------------------------------------------------------
NFJ Equity Income Fund
  Institutional Class [to be
   added by amendment]
PEA Growth Fund (ii)
  Class C
   06/30/02                        21.49          (0.19)(a)      (5.43)(a)      (5.62)        0.00         (0.16)
   06/30/01                        34.66          (0.38)(a)     (10.44)(a)     (10.82)        0.00         (2.35)
   06/30/00                        31.15          (0.51)(a)       9.68 (a)       9.17         0.00         (5.66)
   06/30/99                        30.33          (0.35)(a)       5.09 (a)       4.74         0.00         (3.92)
   06/30/98                        25.58          (0.28)(a)       9.35 (a)       9.07         0.00         (4.32)
PEA Growth & Income Fund
  Institutional Class [to be
   added by amendment]

--------
 *  Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.


78  PIMCO Funds: Multi-Manager Series

                                                                                 Ratio of Net
                                                                    Ratio of      Investment
Tax Basis                Net Asset                                 Expenses to Income (Loss) to
Return of     Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------
 0.00         (0.16)       15.71        (26.28)        879,605        1.91(c)       (1.02)            76
 0.00         (2.35)       21.49        (32.91)      1,486,530        1.90          (1.34)            85
 0.00         (5.66)       34.66         31.31       2,416,067        1.91(c)       (1.53)            72
 0.00         (3.92)       31.15         17.76       2,064,450        1.90          (1.18)           131
 0.00         (4.32)       30.33         39.99       1,853,002        1.91(c)       (1.02)           123

--------
(ii) The information provided for the PEA Growth Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 2000; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(b) Ratio of expenses to average net assets excluding trustees' expense is 1.15%.
(c) Ratio of expenses to average net assets excluding trustees' expense is 1.90%.
(f) Ratio of expenses to average net assets excluding trustees' expense is 1.35%.


                                                                  Prospectus 79


                                                         Net Realized/                   Dividends   Distributions
       Year or           Net Asset Value       Net         Unrealized     Total Income    From Net      From Net
       Period               Beginning      Investment    Gain (Loss) on  From Investment Investment Realized Capital
        Ended               of Period     Income (Loss)   Investments      Operations      Income        Gains
--------------------------------------------------------------------------------------------------------------------
CCM Mid-Cap Fund (iv)
  Institutional Class
   [to be added
   by amendment]
PEA Opportunity Fund (v)
  Class C
   06/30/02                   15.67           (0.24)(a)      (3.17)(a)        (3.41)        0.00          0.00
   06/30/01                   27.22           (0.28)(a)      (6.19)(a)        (6.47)        0.00         (5.08)
   06/30/00                   24.19           (0.42)(a)      11.33 (a)        10.91         0.00         (7.88)
   06/30/99                   28.86           (0.37)(a)       0.32 (a)        (0.05)        0.00         (4.62)
   06/30/98                   27.38           (0.46)(a)       3.88 (a)         3.42         0.00         (1.94)
[Financial Highlights for PEA Renaissance fund to be added by amendment]

--------
 *   Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(iv) Formerly the PIMCO Mid-Cap Growth Fund.


80  PIMCO Funds: Multi-Manager Series

                                                                               Ratio of Net
                                                                    Ratio of    Investment
Tax Basis                Net Asset                                 Expenses to  Income to
Return of     Total     Value End of               Net Assets End  Average Net Average Net    Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets       Assets    Turnover Rate
---------------------------------------------------------------------------------------------------------
 0.00          0.00        12.26        (21.76)       164,168         2.06(h)     (1.77)         201
 0.00         (5.08)       15.67        (26.26)       255,355         2.05        (1.42)         237
 0.00         (7.88)       27.22         49.88        401,118         2.06(h)     (1.57)         254
 0.00         (4.62)       24.19          3.20        308,877         2.06(h)     (1.62)         175
 0.00         (1.94)       28.86         13.01        500,011         2.06(h)     (1.63)          86

--------
(v) The information provided for the PEA Opportunity Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(g)Ratio of expenses to average net assets excluding trustees' expense is 1.30%.
(h)Ratio of expenses to average net assets excluding trustees' expense is 2.05%.


                                                                  Prospectus 81


                                                     Net Realized/                  Dividends   Distributions
   Year or             Net Asset Value      Net        Unrealized    Total Income    From Net      From Net
   Period                 Beginning     Investment   Gain (Loss) on From Investment Investment Realized Capital
   Ended                  of Period    Income (Loss)  Investments     Operations      Income        Gains
---------------------------------------------------------------------------------------------------------------
NFJ Small-Cap
 Value Fund
  Institutional Class
   [to be added
   by amendment]
PEA Target Fund
 (viii)
  Class A
   06/30/02                $19.31         $(0.11)(a)     $(5.88)(a)     $(5.99)       $0.00         $ 0.00
   06/30/01                 31.14          (0.18)(a)      (7.62)(a)      (7.80)        0.00          (4.03)
   06/30/00                 17.72          (0.23)(a)      15.45 (a)      15.22         0.00          (1.80)
   03/31/99-06/30/99        16.35          (0.09)(a)       2.44 (a)       2.35         0.00          (0.98)
   06/30/98                 16.82          (0.08)(a)       4.06 (a)       3.98         0.00          (4.45)

--------
 *     Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.


82  PIMCO Funds: Multi-Manager Series

                                                                                 Ratio of Net
                                                                    Ratio of      Investment
Tax Basis                Net Asset                                 Expenses to Income (Loss) to
Return of     Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------
  $0.00      $ 0.00        $13.32       (31.02)%      $198,054        1.21%(e)      (0.67)%          114%
  0.00        (4.03)        19.31       (27.78)        281,616        1.20          (0.75)           109
  0.00        (1.80)        31.14        90.36         305,304        1.21(e)       (0.91)            99
  0.00        (0.98)        17.72        15.69         170,277        1.21(e)       (0.57)           229
  0.00        (4.45)        16.35        27.49         157,277        1.22(e)       (0.49)           226

--------
(vii) Formerly the PIMCO Core Equity Fund. The Fund changed its investment objective and policies on April 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown. In addition, the performance results shown above reflect the Fund's advisory fee level in effect prior to April 1, 2000; these results would have been lower had the Fund's current advisory fee level then been in effect.
(viii) The information provided for the PEA Target Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(b) Ratio of expenses to average net assets excluding trustees' expense is 1.25%.
(c) Ratio of expenses to average net assets excluding trustees' expense is 2.00%.
(e) Ratio of expenses to average net assets excluding trustees' expense is 1.20%.


                                                                  Prospectus 83

                       Net Asset               Net Realized/                  Dividends   Distributions
       Year or           Value        Net        Unrealized    Total Income    From Net      From Net
       Period          Beginning  Investment   Gain (Loss) on From Investment Investment Realized Capital
        Ended          of Period Income (Loss)  Investments     Operations      Income        Gains
---------------------------------------------------------------------------------------------------------

PPA Tax-Efficient Equity Fund
  Class A
   06/30/02             $10.34       $0.02 (a)     $(1.89)(a)     $(1.87)       $0.00         $0.00
   06/30/01              12.24        0.00 (a)      (1.90)(a)      (1.90)        0.00          0.00
   06/30/00              11.59        0.00 (a)       0.65 (a)       0.65         0.00          0.00
   07/10/98-06/30/99     10.00        0.03 (a)       1.56 (a)       1.59         0.00          0.00

PEA Value Fund (ix)
  Institutional Class
   [to be added
   by amendment]

--------
(a) Per share amounts based upon average number of shares outstanding during the period.
(ix) The information provided for the PEA Value Fund reflects the results of operations under the Fund's former Sub-Adviser through May 8, 2000; the Fund would not necessarily have achieved the results shown above under its current investment management arrangements.


84  PIMCO Funds: Multi-Manager Series

                                                                                 Ratio of Net
                                                                    Ratio of      Investment
Tax Basis                Net Asset                                 Expenses to Income (Loss) to
Return of     Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------
  $0.00       $0.00        $ 8.47       (18.08)%       $5,361         1.11%(d)       0.23%           19%
   0.00        0.00         10.34       (15.52)         6,896         1.10           0.04            41
   0.00        0.00         12.24         5.61          9,226         1.11(d)        0.02            32
   0.00        0.00         11.59        15.90          6,579         1.11*(d)       0.25*           13

--------
*   Annualized
(d) Ratio of expenses to average net assets excluding trustees' expense is 1.10%.
(e) Ratio of expenses to average net assets excluding trustees' expense is 1.85%.


                                                                  Prospectus 85

               PIMCO Funds: Multi-Manager Series


               The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

               The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

               You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                     PIMCO Advisors Distributors LLC
                     2187 Atlantic Street
                     Stamford, Connecticut 06902

               You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commssion's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

               You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

               [LOGO] PIMCO
               FUNDS

               File No. 811-6161


86  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

               -----------------------------------------------------------------
               SUB-ADVISERS

               PIMCO Equity Advisors LLC, Cadence Capital Management, Dresdner RCM Global Investors LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group, Parametric Portfolio Associates

               -----------------------------------------------------------------
               DISTRIBUTOR

               PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

               PFPC, Inc., P.O. Box 9688, Providence, RI 02940

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray, One International Place, Boston, MA 02110

               -----------------------------------------------------------------
               For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                                     Not part of the Prospectus

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager
Series

[           , 2002]

Share Class
R

This Prospectus describes 12 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliates. As of September 30, 2002, PIMCO Advisors Fund Management and its investment management affiliates managed approximately $359 billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                                  Prospectus 1

               Table of Contents

Summary Information..............................................  3
Fund Summaries
   NACM Global Fund..............................................  4
   NACM International Fund.......................................  6
   NACM Pacific Rim Fund.........................................  8
   PEA Innovation Fund`.......................................... 11
   RCM Biotechnology Fund........................................ 14
   RCM Emerging Markets Fund..................................... 17
   RCM Europe Fund............................................... 20
   RCM Global Equity Fund........................................ 23
   RCM Global Healthcare Fund.................................... 26
   RCM Global Small-Cap Fund..................................... 29
   RCM Global Technology Fund.................................... 32
   RCM International Growth Equity Fund.......................... 35
Summary of Principal Risks....................................... 38
Prior Nicholas-Applegate Performance Information................. 41
Management of the Funds.......................................... 44
How Fund Shares Are Priced....................................... 48
How to Buy and Sell Shares....................................... 48
Fund Distributions............................................... 51
Tax Consequences................................................. 52
Characteristics and Risks of Securities and Investment Techniques 52
Financial Highlights............................................. 60


2   PIMCO Funds: Multi-Manager Series

               Summary Information



               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                        Approximate Approximate
                                                                                        Number of   Capitalization
               PIMCO Fund               Investment Objective  Main Investments          Holdings    Range
------------------------------------------------------------------------------------------------------------------------------
Global Stock   NACM Global              Maximum long-term     Equity securities of      65-90       All capitalizations
Funds                                   capital appreciation  large capitalization
                                                              companies located in at
                                                              least three different
                                                              countries
               ---------------------------------------------------------------------------------------------------------------
               RCM Global Equity        Long-term capital     Equity securities of      85-125      All capitalizations
                                        appreciation          issuers located in at
                                                              least three different
                                                              countries
               ---------------------------------------------------------------------------------------------------------------
               RCM Global               Long-term capital     Equity securities of      55-95       Between $7.8 million and
               Small-Cap                appreciation          issuers located in at                 $3.06 billion
                                                              least three different
                                                              countries
------------------------------------------------------------------------------------------------------------------------------
International  NACM International       Maximum long-term     Equity securities of      100-150     Companies with
Stock Funds                             capital appreciation  large capitalization                  capitalizations in the top
                                                              companies in at least                 75% of the relevant
                                                              three non-U.S. countries              market
               ---------------------------------------------------------------------------------------------------------------
               RCM International Growth Long-term capital     Equity securities of      75-115      All capitalizations
               Equity                   appreciation          issuers located in at
                                                              least ten different
                                                              countries
               ---------------------------------------------------------------------------------------------------------------
               RCM Europe               Long-term capital     Equity securities of      30-70       All capitalizations
                                        appreciation          European issuers
               ---------------------------------------------------------------------------------------------------------------
               NACM Pacific Rim         Long-term growth of   Equity securities of      80-110      All capitalizations
                                        capital               companies located within
                                                              the Pacific Rim
               ---------------------------------------------------------------------------------------------------------------
               RCM Emerging Markets     Long-term capital     Equity securities of      35-75       At least $100 million
                                        appreciation          issuers located in
                                                              countries with emerging
                                                              securities markets
------------------------------------------------------------------------------------------------------------------------------
Sector-Related RCM Global Healthcare    Long-term capital     Equity securities of      40-80       All capitalizations
Stock Funds                             appreciation          healthcare-related
                                                              issuers located in at
                                                              least three different
                                                              countries
               ---------------------------------------------------------------------------------------------------------------
               RCM Global               Long-term capital     Equity securities of      65-105      At least $500 million
               Technology               appreciation          technology-related
                                                              issuers located in at
                                                              least three different
                                                              countries
               ---------------------------------------------------------------------------------------------------------------
               PEA Innovation           Capital appreciation; Common stock of           40-70       More than $200 million
                                        no consideration is   technology-related
                                        given to income       issuers with market
                                                              capitalizations of more
                                                              than $200 million
               ---------------------------------------------------------------------------------------------------------------
               RCM Biotechnology        Long-term capital     Equity securities of      30-70       All capitalizations
                                        appreciation          biotechnology-related
                                                              issuers
------------------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds.  The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.



                                                                  Prospectus 3

               PIMCO NACM Global Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective            Fund Focus                                Approximate Capitalization Range
and Strategies        Seeks maximum long-term capital Equity securities of large capitalization All capitalizations
                      appreciation                    companies located in at least three
                                                      different countries                       Dividend Frequency
                      Fund Category                                                             At least annually
                      Global Stocks                   Approximate Number of Holdings
                                                      65-90

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

         .Foreign (non-U.S.)     .Growth Securities Risk  .Management Risk
          Investment Risk        .Currency Risk           .Turnover Risk
         .Emerging Markets Risk  .Issuer Risk             .Liquidity Risk
         .Credit Risk            .Derivatives Risk        .Smaller Company Risk
         .Market Risk            .Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


4   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                              Distribution                Total Annual                Net Fund
                     Advisory and/or Service  Other       Fund Operating Expense      Operating
Share Class          Fees     (12b-1) Fees(2) Expenses(3) Expenses       Reduction(4) Expenses(4)
-------------------------------------------------------------------------------------------------
Class R              0.70%    0.50%           0.89%       2.09%          (0.29%)      1.80%
-------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
   Association of Securities Dealers, Inc.
(3)Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a
   0.60% Administrative Fee paid by the class, and 0.29% in organizational expenses
   ("Organizational Expenses") estimated to be attributable to Class R shares during the Fund's initial fiscal year.
(4)Net Expenses reflect the effect of a contractual agreement by the Adviser to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.80% for Class R shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, the
   Adviser may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.(1)

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1                           Year 3                            Year 1                   Year 3
----------------------------------------------------------------------------------------------------------------------------------
Class R         $[   ]                           $[    ]                           $[   ]                  $[    ]
----------------------------------------------------------------------------------------------------------------------------------

(1)The Examples are based on the Net Fund Operating Expenses shown above.


                                                                  Prospectus 5

               PIMCO NACM International Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective            Fund Focus
and Strategies        Seeks maximum long-term capital Equity securities of large capitalization
                      appreciation                    companies in at least three countries
                                                      outside the United States

                      Fund Category                   Approximate Number of Holdings
                      International Stocks            100-150

Principal Investments Approximate Capitalization Range
and Strategies        Companies with capitalizations in
                      the top 75% of the relevant market


                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of large capitalization companies ("large cap stocks") located in at least three countries outside of the United States. The Fund may invest in over 50 different countries worldwide. The Fund generally invests in companies whose stock market capitalizations are in the top 75% of publicly-traded companies in the relevant market. The capitalization range for large capitalization stocks will vary from country to country and may fluctuate greatly due to changing currency values, differences in the size of the respective economies and movements in local stock markets. The Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. companies. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

               The portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers expect a high portfolio turnover rate which can be 200% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk    .Emerging Markets Risk
..Issuer Risk             .Currency Risk     .Foreign (non-U.S.) Investment Risk
..Growth Securities Risk  .Credit Risk       .Leveraging Risk
..Turnover Risk           .Derivatives Risk  .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


6   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual                  Net Fund
                                         Advisory and/or Service    Other         Fund Operating Expense        Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses       Reduction/(4)/ Expenses/(4)/
-----------------------------------------------------------------------------------------------------------------------------
Class R                                  0.70%    0.50%             0.99%         2.19%          (0.29%)        1.90%
-----------------------------------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.70% Administrative Fee paid by the class, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to Class R shares during the Fund's initial fiscal year.
(4)Net Expenses reflect the effect of a contractual agreement by the Adviser to waive, reduce or reimburse its
   Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.90% for Class R shares during the Fund's initial fiscal year. Under the
   Expense Limitation Agreement, the Adviser may recoup these waivers and reimbursements (which do not continue after the
   Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1                           Year 3                            Year 1                   Year 3
----------------------------------------------------------------------------------------------------------------------------------
Class R         $[   ]                           $[    ]                           $[   ]                  $[    ]
----------------------------------------------------------------------------------------------------------------------------------
(1)The Examples are based on the Net Fund
   Expenses shown above.


                                                                  Prospectus 7

               PIMCO NACM Pacific Rim Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus
and Strategies        Seeks long-term growth of capital Equity securities of Pacific Rim companies

                      Fund Category                     Approximate Number of Holdings
                      International Stocks              80-110

Fund Focus                                 Approximate Capitalization Range
Equity securities of Pacific Rim companies All Capitalizations

Approximate Number of Holdings             Dividend Frequency
80-110                                     At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

               The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

               In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      .Foreign (non-U.S.)     .Issuer Risk             .Smaller Company Risk
       Investment Risk        .Currency Risk           .Management Risk
      .Emerging Markets Risk  .Growth Securities Risk  .Turnover Risk
      .Credit Risk            .Leveraging Risk         .Liquidity Risk
      .Market Risk            .Derivatives Risk        .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


8   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on July 20, 2002, when the
Information    Nicholas-Applegate Pacific Rim Fund (the "NACM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the NACM Fund from year to year and by showing how the NACM Fund's average annual returns compare with the returns of a broad based securities market index and an index of similar funds. For periods prior to July 21, 2002, the bar chart and the information to its right show performance of Institutional Class shares of the NACM Fund, adjusted to reflect the administrative fees and other expenses paid by the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges
               (loads). If they did, the returns would have been lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual Total Return table reflects the impact of sales charges. Performance information in the Average
               Annual Total Returns table for Class R shares shows performance of Institutional Class shares of the NACM Fund, adjusted to reflect the sales charges (loads), distribution and/or service
               (12b-1) fees, administrative fees and other expenses paid by the Fund's Class R shares. Although Institutional Class and Class R would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class and NACM Fund performance because of the lower expenses and no sales charges paid by Institutional Class shares and shares of the NACM Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                    [CHART]        1/1/02-9/30/02                -3.17%

 1998     1999       2000       2001               Highest and Lowest Qtr. Returns
------   -------    -------    -------             (for periods shown in the bar chart)
-6.56%   142.44%    -26.44%    -17.35%             -----------------------
                                                   Highest (4/1/99-6/30/99)      44.16%
                                                   -----------------------
        Calendar Year End (through 12/31)          Lowest (4/1/98-6/30/98)      -23.54%

               Average Annual Total Returns (for the periods ended 12/31/01)

                                              1 Year  Since NACM Fund Inception (12/31/97)(4)
---------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/      -17.35%  8.33%
---------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions(1)                             -17.35%  1.10%
---------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares(1)     -10.57%  4.51%
---------------------------------------------------------------------------------------------
Class R                                       [    ]%  [   ]%
---------------------------------------------------------------------------------------------
MSCI Pacific Index(2)                         -25.78% -6.22%
---------------------------------------------------------------------------------------------
Lipper Pacific Region Funds Average(3)        -19.97% -1.40%
---------------------------------------------------------------------------------------------

             (1)After-tax returns are estimated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
             (2)The Morgan Stanley Capital International (MSCI) Pacific Index
                is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin:
                Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index.
             (3)The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific Basin region or a single country within this region.
             (4)The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.


                                                                  Prospectus 9

--------------------------------------------------------------------------------

Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                              Distribution                Total Annual
                     Advisory and/or Service  Other       Fund Operating
Share Class          Fees     (12b-1) Fees(2) Expenses(3) Expenses
------------------------------------------------------------------------
Class R              0.90%    0.50%           0.75%       2.15%
------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
   Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.70% Administrative Fee paid by the class and 0.05% in interest expenses estimated to be attributable to Class
   R shares during the Fund's current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                                         Example: Assuming you redeem your shares at the end of each period
------------------------------------------------------------------------------------------------------------
Share Class                              Year 1           Year 3           Year 5          Year 10
------------------------------------------------------------------------------------------------------------
Class R                                  $[  ]            $[   ]           $[   ]          $[   ]
------------------------------------------------------------------------------------------------------------

                                         Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------
Share Class                              Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------
Class R                                  $[  ]       $[   ]      $[   ]      $[   ]
----------------------------------------------------------------------------------------

(1)The examples are based on the
   Total Annual Fund Operating
   Expenses shown above.


10  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Innovation Fund
--------------------------------------------------------------------------------

Principal       Investment Objective             Fund Focus                          Approximate Capitalization Range
Investments     Seeks capital appreciation; no   Common stocks of technology-related More than $200 million and Strategies  consideration is given to income companies
                                                                                     Dividend Frequency
                Fund Category                    Approximate Number of Holdings      At least annually
                Sector-Related Stocks            40-70

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and or/service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment is disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

               Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 40% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  . Market Risk              . Liquidity Risk           . Credit Risk
  . Issuer Risk              . Foreign Investment Risk  . Management Risk
  . Focused Investment Risk  . Technology Related Risk  . Leveraging Risk
  . Growth Securities Risk   . Currency Risk            . Derivatives Risk
  . Smaller Company Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and information to its right show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R and Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class R shares is based on the performance of the Fund's Class A shares.
               The Class A performance has been adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 11

Calendar Year Total Returns -- Class A                   More Recent Return Information
                                                         1/1/02-9/30/02               [    ]%

                                                         Highest and Lowest Quarter Returns
                                                         (for periods shown in the bar chart)
                                                         ------------------------------------
                                                         Highest (10/1/99-12/31/99)    80.23%
                                                         ------------------------------------
                                                         Lowest (7/1/01-9/30/01)      -46.30%
                                   [CHART]

 1995   1996   1997    1998    1999      2000     2001
------  -----  -----  ------  -------  --------  -------


    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                Fund inception
                                                1 Year  5 Years (12/22/94)/(4)/
-------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                    [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/    [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                       [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Class R                                         [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
NASDAQ Composite Index/(2)/                     -21.05%  8.61%  14.59%
-------------------------------------------------------------------------------
Lipper Science and Technology Fund Average/(3)/ -37.55%  9.36%  14.08%
-------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index. The NASDAQ Composite Index replaced the S&P
   500 Index (an unmanaged index of large capitalization common stocks) as the
   Fund's comparative index because the Adviser believes the NASDAQ Composite
   Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception
   average annual total returns of the S&P 500 Index were -11.87%, 10.70% and
   15.92%, respectively.
(3)The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least
   65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.


12  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                             Distribution                    Total Annual
                                    Advisory and/or Service    Other         Fund Operating
                                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------
Class D                             0.65%    0.50%             0.51%         1.66%
-------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class R shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
   Investment Company Act of 1940. Up to 0.50% per year of the total Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1)
   Fees. The Fund will pay a total of 0.90% per year under the administration agreement regardless of whether a portion or none of the 0.50% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
   details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
   (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class R shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees (0.50%) and 0.01% in
   trustees' expenses estimated to be attributable to Class R shares during the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                    Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------
Class R                             $[    ]  $[    ]           $[    ]       $[    ]
-------------------------------------------------------------------------------------------


                                                                  Prospectus 13

               PIMCO RCM Biotechnology Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                            Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of companies in the All capitalizations biotechnology industry
                      Fund Category                                                              Dividend Frequency
                      Sector Related Stocks                Approximate Number of Holdings        At least annually
                                                           30-70

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies in the biotechnology industry. Although there is no limitation on the market capitalizations of companies in which the Fund will invest, the Fund does not intend to invest more than 15% of its assets in biotechnology companies with market capitalizations below $100 million (as measured at the time of purchase). While the Fund currently expects that the majority of its investments will be in companies organized or headquartered in the United States, it may invest up to 25% of its assets in foreign securities and up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one non-U.S. or emerging market country). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies often employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human healthcare, and agricultural and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, over time, companies with new and different products and focuses will likely be included in the industry. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Pharmaceuticals and Biotechnology Index and the NASDAQ Biotechnology Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk        .Foreign (non-U.S.)     .Focused Investment Risk
..Issuer Risk             .Derivatives Risk       Investment Risk        .Turnover Risk
..Growth Securities Risk  .Sector Specific Risk  .Emerging Markets Risk  .Credit Risk
..Smaller Company Risk    .IPO Risk              .Currency Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


14  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM
               Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002 the bar chart and the information to its right show performance of the DRCM Fund's
               Class D shares, which are offered in a different prospectus.
               This is because the DRCM Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual Total
               Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class R shares shows performance of the DRCM Fund's Class D shares, adjusted to reflect the sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Class D and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            1/1/02-9/30/02               -44.34%
                                    [CHART]
                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
 1998    1999     2000     2001                          -----------------------
------  -------  ------  --------           Highest (10/1/99-12/31/99)    65.41%
17.76%  111.39%  81.93%  (24.68)%                        -----------------------
                                            Lowest (1/1/01-3/31/01)       34.52%
     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                     Fund inception
                                                             1 Year  (12/30/97)/(7)/
------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                 -24.68%  35.87%
------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                 -24.68%  33.12%
------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                                 -15.03%  28.87%
------------------------------------------------------------------------------------
Class R                                                      [    ]% [    ]%
------------------------------------------------------------------------------------
AMEX Biotechnology Index/(2)/                                 -8.47%  37.61%
------------------------------------------------------------------------------------
MSCI World Pharmaceuticals and Biotechnology Index/(3)/      -13.99%   2.11%
------------------------------------------------------------------------------------
NASDAQ Biotechnology Index/(4)/                              -16.23%  32.13%
------------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average/(5)/               -12.75%  15.42%
------------------------------------------------------------------------------------
Blended Index/(6)/                                           -14.59%  28.99%
------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Class D shares only. After-tax returns for Class R shares will vary.
(2) The AMEX Biotech Index is an equal-dollar weighted index designed to measure the performance of a cross-section of issuers in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. It is not possible to invest directly in the index.
(3)The Morgan Stanley Capital International ("MSCI") World Pharmaceuticals and
   Biotechnology Index is an unmanaged index that includes companies primarily involved in the development, manufacturing or marketing of products based on advanced biotechnology research and companies engaged in the research, development or production of pharmaceuticals, including veterinary drugs. The index meets the classification standards of the Global Industry Classification
   System (GICS) of MSCI and is a subset of the MSCI World Index. It is not possible to invest directly in the index. The MSCI World Pharmaceuticals and
   Biotechnology Index replaced the Russell 2000 Small Stock Index (an unmanaged index of the 2000 smallest securities in the Russell 3000 index, representing approximately 7% of the Russell 3000 Index, and considered to be representative of the small-capitalization market) as the Fund's comparative index because the
   Adviser believes the MSCI World Pharmaceuticals and Biotechnology Index is more representative of the Fund's investment strategies. For the periods ended
   December 31, 2001, the 1 Year and Fund Inception average annual total returns of the Russell 2000 Small Stock Index were 2.48% and 4.94%, respectively.
(4) The NASDAQ Biotechnology Index represents the largest and most actively traded
    NASDAQ biotechnology stocks and includes companies that are primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human diseases. It is a capitalization weighted index.
    It is not possible to invest directly in the index.
(5) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long- term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(6)The Blended Index represents the blended performance of a hypothetical index developed by the Adviser made up of 80% NASDAQ Biotechnology Index and 20% MSCI
   World Pharmaceuticals and Biotechnology Index. The NASDAQ Biotechnology Index
   and the MSCI World Pharmaceuticals and Biotechnology Index are described above.
   It is not possible to invest directly in these indexes.
(7) The Fund began operations on 12/30/97. Index comparisons begin on 12/30/97.


                                                                  Prospectus 15

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                              Distribution                    Total Annual
                     Advisory And/or Service    Other         Fund Operating
Share Class          Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------
Class R              0.90%    0.50%             0.50%         1.90%
----------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R, shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Example: Assuming you redeem your shares at the end of each period
------------------------------------------------------------------------------------------------------------
Share Class                              Year 1           Year 3           Year 5          Year 10
------------------------------------------------------------------------------------------------------------
Class R                                  $[  ]            $[   ]           $[   ]          $[   ]
------------------------------------------------------------------------------------------------------------

                                         Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------
Share Class                              Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------
Class R                                  $[  ]       $[   ]      $[   ]      $[   ]
----------------------------------------------------------------------------------------


16  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Emerging Markets Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of emerging market At least $100 million issuers
                      Fund Category                                                             Dividend Frequency
                      International Stocks                 Approximate Number of Holdings       At least annually
                                                           35-75

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market countries to be those that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, United Kingdom, the U.S. and most of the countries of Western Europe. The Fund currently intends to invest primarily in companies with market capitalizations in excess of $100 million (as measured at the time of purchase). The Fund may invest up to 15% of its assets in companies that are organized or headquartered in any one emerging market country and up to 20% of its assets in companies that are organized or headquartered in developed countries.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities.

               In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Emerging Markets Free Index and the S&P/IFC Index of Investable Emerging Markets are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM / Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Turnover Risk
 .Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
 .Growth Securities Risk  .Emerging Markets Risk               .Credit Risk
 .Smaller Company Risk    .Currency Risk                       .High Yield Risk
 .Liquidity Risk          .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 17

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflects the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the DRCM
               Fund's Institutional Class shares, adjusted to reflect actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower.
               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/02-9/30/02               -13.29%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
 1998     1999     2000      2001                               -----------------------
-------  ------  --------  --------                Highest (10/1/99-12/31/99)    52.95%
(8.39)%  91.90%  (25.24)%  (14.54)%                             -----------------------
                                                   Lowest (10/1/01-12/31/01)    -20.36%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                          Fund inception
                                                  1 Year  (12/30/97)/(5)/
-------------------------------------------------------------------------
Institutional Class  -- Before Taxes/(1)/         -14.54%  2.92%
-------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                               -14.79%  1.99%
-------------------------------------------------------------------------
Institutional Class  -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/        -8.86%  1.95%
-------------------------------------------------------------------------
Class R                                            [   ]% [   ]%
-------------------------------------------------------------------------
MSCI-EMF Index/(2)/                                -2.52% -4.19%
-------------------------------------------------------------------------
S&P/IFC Index of Investable Emerging Markets/(3)/   1.62% -1.97%
-------------------------------------------------------------------------
Lipper Emerging Markets Funds Average/(4)/         -2.94% -4.63%
-------------------------------------------------------------------------

             (1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
             (2)The Morgan Stanley Capital International Emerging Markets Free
                ("MSCI-EMF") Index is composed of companies representative of the market structure of emerging market countries in Europe, Latin America and the Pacific Basin. The index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. It is not possible to invest directly in the index.
             (3)The S&P/IFC Index of Investable Emerging Markets represents the
                IFC investable regional total return composite. The term "investable" indicates that the stocks and the weights in the IFC index represent the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens. It is not possible to invest directly in the index.
             (4)The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not take into account sales charges.
             (5)The Fund began operations on 12/30/97. Index comparisons begin on 12/30/97.


18  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
                     Purchases (as a percentage of offering price) (as a percentage of original purchase price)
------------------------------------------------------------------------------------------------------------------
Class R              None                                          None
------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                              Distribution                    Total Annual
                     Advisory And/or Service    Other         Fund Operating
Share Class          Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------
Class R              1.00%    0.50%             0.77%         2.27%
----------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.70% Administrative Fee paid by Class R shares and 0.07% in interest expense estimated to be attributable to
   Class R shares during the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                     Example: Assuming you redeem your shares at the end of each period
----------------------------------------------------------------------------------------
Share Class          Year 1           Year 3           Year 5           Year 10
----------------------------------------------------------------------------------------
Class R              $[    ]          $[    ]          $[    ]          $[    ]
----------------------------------------------------------------------------------------

                     Example: Assuming you do not redeem your shares
--------------------------------------------------------------------
Share Class          Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------
Class R              $[    ]     $[    ]     $[    ]     $[    ]
--------------------------------------------------------------------


                                                                  Prospectus 19

               PIMCO RCM Europe Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                    Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of European All capitalizations companies
                      Fund Category                                                      Dividend Frequency
                      International Stocks                 Approximate Number of         At least annually
                                                           Holdings
                                                           30-70

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of issuers, that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe. The Fund expects to invest most of its assets in equity securities of issuers located in Western European countries. The Fund may also from time to time invest a significant portion of its assets in financial sector stocks.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Europe Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Leveraging Risk
 .Issuer Risk             .Sector Specific Risk                .Credit Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
 .Smaller Company Risk    .Currency Risk                       .Management Risk
 .Liquidity Risk          .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


20  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Returns through May 3, 1999, when the DRCM Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the DRCM Fund and the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees. For periods prior to February
               2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's Class D shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges
               (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average
               Annual Total Returns table for Class R shares shows performance of the DRCM Fund's Class D shares, adjusted to reflect the actual sales charges (loads), distribution and/or service
               (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Class D and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class D shares.
               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D                                               More Recent Return Information
                                                                                     1/1/02-9/30/02-28.68%...................
                                    [CHART]
                                                                                     Highest and Lowest Quarter Returns
                                                                                     (for periods shown in the bar chart)
                                                                                     -
  1992     1993    1994    1995    1996    1997    1998    1999     2000      2001   Highest (10/1/99-12/31/99)51.43%........
--------  ------  -------  -----  ------  ------  ------  ------  --------  -------- -
(12.44)%  31.54%  (4.96)%  1.33%  15.87%  25.70%  37.40%  43.59%  (11.39)%  (31.52)% Lowest (1/1/01-3/31/01)-20.56%..........


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                    Fund inception
                                           1 Year  5 Years 10 Years (4/5/90)/(4)/
----------------------------------------------------------------------------------
Class D -- Before Taxes/(1) /              -31.52%   8.52%   6.82%    3.27%
----------------------------------------------------------------------------------
Class D -- After Taxes on
 Distributions/(1) /                       -31.65%   4.66%   4.71%    1.47%
----------------------------------------------------------------------------------
Class D -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/              -19.20%   6.50%   5.36%    2.36%
----------------------------------------------------------------------------------
Class R                                    [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------
MSCI-Europe Index/(2) /                    -19.63%   6.55%  10.04%    9.46%
----------------------------------------------------------------------------------
Lipper European Region Funds Average/(3) / -22.34%   5.50%   8.73%    6.73%
----------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
   After-tax returns are for Class D shares only. After-tax returns for Class R shares will vary.
(2)The Morgan Stanley Capital International Europe ("MSCI-Europe") Index is a
   widely recognized, unmanaged, capitalization-weighted index of issuers in the countries of Europe. It is not possible to invest directly in the index.
(3)The Lipper European Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the
   European region or a single country within this region. It does not take into account sales charges.
(4)The Fund began operations on 4/5/90. Index comparisons begin on 2/9/99 for the
   MSCI-Europe Index when the Fund's mandate was expanded. Before 2/9/99, when the Fund invested primarily in equity securities of German companies, the Fund compared its performance to the DAX100 Index.


                                                                  Prospectus 21

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                        Distribution                    Total Annual
                               Advisory And/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class R                        0.80%    0.50%             4.22%         5.52%
--------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.70% Administrative Fee paid by Class R shares, and
   3.52% in interest expense estimated to be attributable to Class R shares during the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in
Class R shares of the Fund with the costs of investing in other mutual funds. The
Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $ [    ]         $ [    ]         $ [    ]        $  [    ]        $ [    ]    $ [    ]    $ [    ]    $  [    ]
------------------------------------------------------------------------------------------------------------------------------


22  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Global Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of U.S. and  All capitalizations
                                                           non-U.S. companies
                      Fund Category                                                       Dividend Frequency
                      Global Stocks                        Approximate Number of Holdings At least annually
                                                           85-125

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in a diversified portfolio of equity and equity-related securities, which include preferred stock, convertible debt obligations, warrants and other rights to acquire stock. At least 65% of the Fund's assets will be invested in the equity securities of three different countries, including the U.S. The Fund may invest up to 30% of its assets in securities of companies organized or headquartered in emerging market countries and up to 10% in securities of companies organized or headquartered in any one emerging market country. The Fund may also invest up to 10% of its assets in U.S. and non-U.S. debt securities, including debt securities rated below investment-grade, and may also invest a substantial portion of its assets in one or more sectors of the economy such as the financial sector.

               In making investment decisions for the Fund, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Index and the MSCI-ACWI Free Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in cash or cash equivalent instruments, U.S. Government obligations, non-convertible preferred stocks and non-convertible corporate bonds with remaining maturities of less than one year. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Sector Specific Risk                .Credit Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
 .Issuer Risk             .Emerging Markets Risk               .High Yield Risk
 .Smaller Company Risk    .Currency Risk                       .Management Risk
 .Liquidity Risk          .Focused Investment Risk
 .Derivatives Risk        .Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 23

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflects the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the DRCM
               Fund's Institutional Class shares, adjusted to reflect actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/02-9/30/02               -31.71%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
 1999     2000      2001                                        -----------------------
------  --------  --------                         Highest (10/1/99-12/31/99)    42.54%
62.20%  (10.80)%  (24.00)%                                      -----------------------
                                                   Lowest (7/1/01-9/30/01)       19.44%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                                         Fund inception
                                                                                  1 Year (12/30/98)/(5)/
--------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                         -24.00%           3.22%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                         -24.29%          -0.60%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/ -14.61%           1.50%
--------------------------------------------------------------------------------------------------------
Class R                                                                           [   ]%          [   ]%
--------------------------------------------------------------------------------------------------------
MSCI World Index/(2)/                                                            -16.82%          -3.37%
--------------------------------------------------------------------------------------------------------
MSCI-ACWI Free Index/(3)/                                                        -15.91%          -2.82%
--------------------------------------------------------------------------------------------------------
Lipper Global Funds Average/(4)/                                                 -17.36%           1.00%
--------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not
   reflect the impact of state and local taxes. Actual
   after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not
   relevant to investors who hold Fund shares through
   tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes
   may exceed the return before taxes due to an assumed tax
   benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Class
   R shares will vary.
(2)The Morgan Stanley Capital International ("MSCI") World
   Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index currently consists of 23 developed market country indices. It is not possible to
   invest directly in the index. The MSCI World Index replaced the S&P 500 Index (an unmanaged index of large
   capitalization common stocks) as the Fund's comparative
   index because the Adviser believes the MSCI World Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year and Fund
   Inception average annual total returns of the S&P 500 Index were -11.87% and -1.03%, respectively.
(3)The Morgan Stanley Capital International All Country World
   ("MSCI-ACWI") Free Index is a widely recognized, unmanaged index of small capitalization issuers located throughout the world in both developed and emerging markets. It is not
   possible to invest directly in the index.
(4)The Lipper Global Funds Average is a total return
   performance average of funds tracked by Lipper, Inc. that
   invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S.
   securities as well. It does not take into account sales
   charges.
(5)The Fund began operations on 12/30/98. Index comparisons
   begin on 12/30/98.


24  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
----------------------------------------------------------------------------------------------------------------
Class R         None                                             None
----------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                  Distribution                      Total Annual
                       Advisory   And/or Service     Other          Fund Operating
Share Class            Fees       (12b-1) Fees/2)/   Expenses/(3)/  Expenses
-----------------------------------------------------------------------------------
Class R                0.85%      0.50%              0.60%          1.95%
-----------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.60% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
                             Year             Year                                         Year        Year
Share Class Year 1           3                5               Year 10          Year 1      3           5           Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     [    ]           [    ]           [    ]          [    ]           [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 25

               PIMCO RCM Global Healthcare Fund

--------------------------------------------------------------------------------

Principal   Investment Objective                 Fund Focus                            Approximate Capitalization Range
Investments Seeks long-term capital appreciation Equity securities of companies in the All capitalizations
and                                              healthcare industry
Strategies
            Fund Category                        Approximate Number of Holdings        Dividend Frequency
            Global Stocks                        40-80                                 At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies in the healthcare industry. The Fund's assets will be invested in companies located in at least three different countries, which may include the United States. The Fund currently expects the majority of its foreign investments to be in Asia and Western Europe. The Fund may also invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million (as measured at the time of purchase).

               The Fund considers the healthcare industry to include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental and optical products. The Fund considers such companies to be principally engaged in the healthcare industry if they derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the healthcare sector, or, at least 50% of their assets are devoted to such activities.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Healthcare Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Smaller Company Risk    .Emerging Markets Risk               .Turnover Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


26  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM
               Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Class D shares, which are offered in a different prospectus.
               This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown.Unlike the bar chart, performance for Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class R shares shows performance of the DRCM Fund's Class D shares, adjusted to reflect actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Class D and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class D shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


Calendar Year Total Returns -- Class D      More Recent Return Information
                                            1/1/02-9/30/02               -27.14%
                                    [CHART]
                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
 1997    1998    1999    2000     2001                   -----------------------
------  ------  ------  ------  --------    Highest (10/1/99-12/31/99)    39.43%
30.00%  25.57%  28.73%  73.37%  (13.80)%                 -----------------------
                                            Lowest (1/1/01-3/31/01)      -24.43%

     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                    Fund inception
                                                    1 Year  5 Years (12/31/96)/(4)/
-----------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                       -13.80% 25.72%   25.72%
-----------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/       -14.89% 22.41%   22.41%
-----------------------------------------------------------------------------------

 Class D -- After Taxes on Distributions and Sale
 of Fund Shares/(1)/                                -8.41% 19.98%   19.98%
-----------------------------------------------------------------------------------
Class R                                             [   ]% [   ]%   [   ]%
-----------------------------------------------------------------------------------
MSCI World Healthcare Index/(2)/                   -12.99% 13.32%   13.32%
-----------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average/(3)/     -12.75% 15.18%   15.18%
-----------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class D shares only.
   After-tax returns for Class R shares will vary.
(2)The Morgan Stanley Capital International ("MSCI") World Healthcare Index is
   an unmanaged index that includes companies primarily involved in health care equipment and services as well as companies primarily involved in pharmaceuticals and biotechnology. The index meets the classification standards of the Global Industry Classification Systems (GICS) of MSCI and
   is a subset of the MSCI World Index. It is not possible to invest directly in the index. The MSCI World Healthcare Index replaced the S&P 500 Index
   (an unmanaged index of large capitalization common stocks) and the Russell
   Midcap Health Care Index (composed of all medium and medium/small healthcare companies in the Russell 1000 Index, which measures the performance of the largest companies in the Russell 3000 Index) as the
   Fund's comparative index because the Adviser believes the MSCI World
   Healthcare Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 Index were
   -11.87%, 10.70% and 10.70%, respectively. For the periods ended December
   31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the Russell Midcap Health Care Index were -3.43%, 11.10% and
   11.10%, respectively.
(3) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(4)The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


                                                                  Prospectus 27

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund
               Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                        Distribution                    Total Annual
                               Advisory And/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class R                        0.80%    0.50%             0.60%         1.90%
--------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.60% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in
Class R shares of the Fund with the costs of investing in other mutual funds. The
Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $[  ]            $[   ]           $[   ]          $[   ]           $[  ]       $[   ]      $[   ]      $[   ]
------------------------------------------------------------------------------------------------------------------------------


28  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Global Small-Cap Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                    Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Smaller capitalization equity From 7.8 million to 3.06 billion securities
                      Fund Category                                                      Dividend Frequency
                      Global Stocks                        Approximate Number of         At least annually
                                                           Holdings
                                                           55-95

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. The Fund will maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index securities which as of September 30, 2002 would permit the Fund to maintain a weighted-average market capitalization ranging from $597 million to $903 million. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its foreign investments will be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. The portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Small-Cap Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund investor contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Currency Risk
 .Issuer Risk             .Sector Specific Risk                .Leveraging Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
 .Smaller Company Risk    .Emerging Markets Risk               .Turnover Risk
 .Liquidity Risk          .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 29

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflect the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the DRCM
               Fund's Institutional Class shares, adjusted to reflect actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower.
               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/02-9/30/02               -18.61%

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
                                           Highest (10/1/99-12/31/99)    64.80%
1997   1998   1999     2000     2001                    -----------------------
------ ------ ------- -------- --------    Lowest (7/1/01-9/30/01)      -26.36%
25.48% 19.29% 104.63% (13.88)% (25.05)%
    Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                         Fund inception
                                                         1 Year  5 Years (12/31/96)/(4)/
----------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 -25.05%  14.60%  14.60%
----------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ -25.05%  11.94%  11.94%
----------------------------------------------------------------------------------------

 Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                            -15.26%  11.02%  11.02%
----------------------------------------------------------------------------------------
Class R                                                  [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------
MSCI World Small-Cap Index/(2)/                            1.22%  3.20%   3.20%
----------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average/(3)/               -15.49%  5.33%   5.33%
----------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
   After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)The Morgan Stanley Capital International World Small-Cap Index ("MSCI-WSCI")
   is a widely recognized, unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. It is not possible to invest directly in the index.
(3)The Lipper Global Small-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 25% of their portfolio in securities with primary trading markets outside the United
   States, and that limits at least 65% of their investments to companies with market capitalizations less than U.S. $1 billion at the time of purchase. It does not take into account sales charges.
(4)The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


30  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /

                              Distribution                  Total Annual
                     Advisory And/or Service  Other         Fund Operating
Share Class          Fees     (12b-1) Fees(2) Expenses/(3)/ Expenses
--------------------------------------------------------------------------
Class R              1.00%    0.50%           0.62%         2.12%
--------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.60% Administrative Fee paid by Class R shares, and 0.02% in interest expense estimated to be attributable to
   Class R shares during the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

              Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
  ------------------------------------------------------------------------------------------------------------------------------
  Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
  ------------------------------------------------------------------------------------------------------------------------------
  Class R     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
  ------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 31

               PIMCO RCM Global Technology Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Equity securities of U.S. and non-U.S.
                                                           technology-related companies
                      Fund Category                        Approximate Number of Holdings
                      Global Stocks                        65-105

Principal Investments Approximate Capitalization Range
and Strategies        At least $500 million

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies in the technology industry. The Fund normally invests in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the U.S., other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million at the time of purchase, with no more than 15% of its assets in technology companies with market capitalizations below $100 million at the time of purchase. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               The portfolio managers define technology companies as those with revenues primarily generated by technology products and services. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, and defense and aerospace products and services. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The Goldman Sachs Technology Index and the Lipper Science & Technology Fund Average are the Fund's performance benchmarks. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identify those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Focused Investment Risk
..Issuer Risk             .Technology Related Risk             .Leveraging Risk
..Growth Securities Risk  .IPO Risk                            .Turnover Risk
..Smaller Company Risk    .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Liquidity Risk          .Emerging Markets Risk               .Management Risk
..Derivatives Risk        .Currency Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


32  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflect the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the DRCM
               Fund's Institutional Class shares, adjusted to reflect actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares.
               Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower.
               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio managers as the Fund. The performance for the year 1999 benefited to a large extent from the result of investments in IPOs and market conditions during 1999. This performance may not be repeated in the future. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class           More Recent Return Information
                                                             1/1/02-9/30/02               -47.15%
                                    [CHART]
                                                             Highest and Lowest Quarter Returns
                                                             (for periods shown in the bar chart)
1996    1997    1998    1999      2000      2001                          -----------------------
------  ------  ------  -------  --------  --------          Highest (10/1/99-12/31/99)    82.82%
26.41%  27.08%  61.05%  182.95%  (14.33)%  (39.31)%                       -----------------------
                                                             Lowest (10/1/00-12/31/00)    -34.45%

    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                              Fund inception
                                              1 Year  5 Years (12/27/95)/(4)/
-----------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/      -39.31%  24.66%  24.99%
-----------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                           -39.31%  22.83%  23.40%
-----------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund
 Shares/(1)/                                  -23.94%  19.99%  20.68%
-----------------------------------------------------------------------------
Class R                                       [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------
Goldman Sachs Technology Index/(2)/           -28.69%  11.68%  15.47%
-----------------------------------------------------------------------------
Lipper Science & Technology Fund Average/(3)/ -34.73%   9.06%  10.27%
-----------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
   After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
   After-tax returns for Class R shares will vary.
(2)The Goldman Sachs Technology Index is a modified
   capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index. The Goldman Sachs
   Technology Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because the Adviser believes the Goldman Sachs Technology Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund
   Inception average annual total returns of the S&P 500 Index were
   -11.88%, 10.70% and 12.67% respectively.
(3)The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/27/95. Index comparisons begin on
   12/27/95.


                                                                  Prospectus 33

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                 Distribution                      Total Annual
                       Advisory  And/or Service     Other          Fund Operating
Share Class            Fees      (12b-1) Fees/(2)/  Expenses/(3)/  Expenses
----------------------------------------------------------------------------------
Class R                0.95%     0.50%              0.60%          2.05%
----------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.60% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------


34  PIMCO Funds: Multi-Manager Series

               PIMCO RCM International Growth Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Equity securities of companies worldwide

                      Fund Category                        Approximate Number of Holdings
                      International Stocks                 75-115

Principal Investments Approximate Capitalization Range
and Strategies        All capitalizations

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also invest up to 10% of its assets in U.S. companies. The Fund primarily invests in companies with market capitalizations in excess of $1 billion (as measured at the time of purchase). No more than 15% of the Fund's assets shall be invested in companies with market capitalizations below $100 million (as measured at the time of purchase). The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI-EAFE Index and the MSCI-ACWI Ex-U.S. Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
..Smaller Company Risk    .Emerging Markets Risk               .Credit Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 35

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class R shares in the Average Annual
               Total Returns table reflect the impact of sales charges.
               Performance information shown in the Average Annual Total
               Returns table for Class R shares shows performance of the DRCM
               Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service
               (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/02-9/30/02               -25.41%

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
                                           Highest (10/1/99-12/31/99)    41.32%
1995    1996    1997    1998                            -----------------------
------  ------  ------  ------             Lowest (1/1/01-3/31/01)      -18.42%
17.98%  19.31%  17.93%  13.81%

1999     2000      2001
------  --------  --------
60.66%  (26.76)%  (31.96)%


    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                         Fund inception
                                                         1 Year  5 Years (5/22/95)/(5)/
---------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 -31.96%  1.45%  5.97%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ -32.66% -0.77%  3.66%
---------------------------------------------------------------------------------------
Institutional Class -- After
 Taxes on Distributions and
 Sale of Fund Shares/(1)/                                -19.46%  0.93%  4.44%
---------------------------------------------------------------------------------------
Class R                                                  [    ]% [   ]%  [  ]%
---------------------------------------------------------------------------------------
MSCI-EAFE Index/(2)/                                     -21.20%  1.17%  2.79%
---------------------------------------------------------------------------------------
MSCI-ACWI Ex-U.S. Index/(3)/                             -19.50%  0.89%  2.89%
---------------------------------------------------------------------------------------
Lipper International Funds Average/(4)/                  -21.71%  1.94%  4.11%
---------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest
   historical individual federal marginal income tax rates
   and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax
   situation and may differ from those shown. After-tax
   returns are not relevant to investors who hold Fund
   shares through tax-deferred arrangements such as 401(k)
   plans or individual retirement accounts. In some cases
   the return after taxes may exceed the return before taxes
   due to an assumed tax benefit from any losses on a sale
   of Fund shares at the end of the measurement period.
   After-tax returns are for Institutional Class shares
   only. After-tax returns for Class R shares will vary.
(2) The Morgan Stanley Capital International Europe
  Australasia Far East ("MSCI-EAFE") Index is a widely
  recognized, unmanaged index of issuers in the countries of
  Europe, Australia and the Far East. It is not possible to
  invest directly in the index.
(3)The Morgan Stanley All Country World Free ("MSCI-ACWI")
   Ex-U.S. Index is a widely recognized, unmanaged index of
   issuers located in countries throughout the world,
   representing both developed and emerging markets,
   excluding the United States. It is not possible to invest
   directly in the index.
(4)The Lipper International Funds Average is a total return
   performance average of funds tracked by Lipper, Inc. that
   invest their assets in securities with primary trading
   markets outside of the United States. It does not take
   into account sales charges.
(5)The Fund began operations on 5/22/95. Index comparisons
   begin on 5/22/95.


36  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                     Distribution                    Total Annual
            Advisory And/or Service    Other         Fund Operating
Share Class Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------
Class R     0.50%    0.50%             1.01%         2.01%
-------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares,
   Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant
   rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.70% Administrative Fee paid by
   Class R shares, and 0.31% in interest expenses estimated to be attributable to Class R shares during the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1          Year 3          Year 5             Year 10             Year 1    Year 3     Year 5       Year 10
------------------------------------------------------------------------------------------------------------------------------
Class R     $[    ]         $[    ]         $[    ]            $[    ]            $[    ]    $[    ]    $[    ]      $[    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 37

Summary of Principal Risks


               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on investments in each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issue Risk     The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         The Funds may place particular emphasis on equity securities of
Securities     companies that its portfolio manager or portfolio management
Risk           team believes will experience relatively rapid earnings growth.
               Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The NACM Global, NACM Pacific
               Rim, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM
               Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM
               Global Technology and RCM International Growth Equity Funds generally have substantial exposure to this risk.

IPO Risk The Funds, particularly the RCM Biotechnology and RCM Global Technology Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.


38  PIMCO Funds: Multi-Manager Series

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All of the Funds may use derivatives, which are financial
Risk           contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Financial Sector Related Risk. Because the RCM Europe, RCM Global Equity and RCM International Growth Equity Funds may from time to time invest a significant percentage of their assets in financial sector securities, factors that affect the financial sector may have a greater effect on those Funds than they would on a Fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive government regulation, availability and cost of capital funds, changes in interest rates and price competition.

               Healthcare Related Risk. The RCM Global Healthcare Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process. Other funds may make significant investments in the healthcare industry and may also be subject to these risks.

               Technology Related Risk. Because the RCM Global Technology Fund concentrates its investments in the technology industry, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds, such as the RCM Global Small-Cap Fund, may also be subject to these risks to the extent they invest a substantial portion of their assets in technology or technology-related companies.

               Biotechnology Related Risk. Because the RCM Biotechnology Fund concentrates its investments in the biotechnology industry, it is subject to risks particular to that industry, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest their assets in biotechnology companies.

Foreign        Because all the Funds invest a substantial portion of their
(non-U.S.)     assets in foreign securities, they may experience more rapid and
Investment     extreme changes in value than Funds that invest exclusively in
Risk           securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.
               Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
               Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
               standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments


                                                                  Prospectus 39
               could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

               EMU Countries Risk. Certain Funds, particularly the RCM Europe Fund, will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. The RCM Emerging
               Markets Fund normally invests most of its assets in emerging market securities and is particularly sensitive to these risks.
               The NACM Pacific Rim Fund may invest a significant portion of its assets in emerging markets. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The NACM Global, NACM
               International, RCM Biotechnology, RCM Global Equity, RCM Global
               Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM
               International Growth Equity Funds may also invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign
               (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The NACM Global, NACM International, NACM Pacific Rim, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds are particularly sensitive to Currency Risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, such as the RCM Biotechnology, RCM Europe, RCM Global
               Healthcare, RCM Global Technology and RCM International Growth
               Equity Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The NACM Pacific Rim, RCM Emerging Markets, RCM Europe,
               RCM Global Equity and RCM Global Small-Cap Funds may be subject to increased risk to the extent that they focus their
               investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the
               U.S., because companies in these areas may share common
               characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the RCM Biotechnology, RCM Global Technology and RCM Global
               Healthcare Funds are vulnerable to events affecting,
               respectively, biotechnology companies, technology companies and companies in the healthcare industry because these Funds
               normally "concentrate" their investments in such companies.
               Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or
               "financial and business services," which may share common
               characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.
Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also


40  PIMCO Funds: Multi-Manager Series
               cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   To the extent that Funds purchase fixed income securities such
Risk           as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk.

               Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." The NACM International Fund is expected to have a portfolio turnover rate greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. Certain of the Funds, specifically the RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds are also particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The RCM Global Equity and RCM Emerging Markets Funds are particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. The Adviser, the
               Sub-Advisers and each individual portfolio manager and/or portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

               Prior Nicholas-Applegate Performance Information

               The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the PIMCO NACM Global and NACM International Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of certain of the Funds (the "PIMCO Funds") offered in this prospectus.

               The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds (except the NACM Pacific Rim Fund) are newly organized and have no performance record of their own.


                                                                  Prospectus 41

               The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"1), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.

               Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

               The institutional private accounts that are included in the NACM Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

               The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

               Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of June 30, 2002.


Prior Performance of Similar Accounts Relating to the NACM Global Fund
                   Nicholas-Applegate Nicholas-Applegate      MSCI All Country
Year               Global Select Fund Global Select Composite World Index Free(1)
---------------------------------------------------------------------------------
1998               46.18%             48.13%                       21.97%
---------------------------------------------------------------------------------
1999               129.35%            132.41%                      26.82%
---------------------------------------------------------------------------------
2000               (15.15)%           (15.54)%                     (13.94)%
---------------------------------------------------------------------------------
2001               (20.37)%           (19.30)%                     (15.91)%
---------------------------------------------------------------------------------
7/1/01-6/30/02     (13.41)%           (12.25)%                     (14.22)%
---------------------------------------------------------------------------------
Since Inception(2) 16.45%             17.56%                       (0.11)%
---------------------------------------------------------------------------------

             (1)The Morgan Stanley Capital International ("MSCI") All Country
                World Index Free is an unmanaged market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
             (2)September 30, 1997.


               --------
              1 AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


42  PIMCO Funds: Multi-Manager Series

Prior Performance of Similar Accounts Relating to the NACM International Fund
                    Nicholas-Applegate  Nicholas-Applegate
                    International Core  International Core Growth  MSCI EAFE
Year                Growth Fund         Composite                  Index(1)
-----------------------------------------------------------------------------
1997                30.63%              32.47%                     1.78%
-----------------------------------------------------------------------------
1998                21.54%              23.65%                     20.00%
-----------------------------------------------------------------------------
1999                69.07%              69.72%                     26.96%
-----------------------------------------------------------------------------
2000                (23.08)%            (23.62)%                   (14.17)%
-----------------------------------------------------------------------------
2001                (27.97)%            (27.58)%                   (21.44)%
-----------------------------------------------------------------------------
7/1/01-6/30/02      (13.57)%            (13.52)%                   (9.49)%
-----------------------------------------------------------------------------
7/1/97-6/30/02      2.01%               2.57%                      (1.55)%
-----------------------------------------------------------------------------
Since Inception(2)  7.16%               8.67%                      1.26%
-----------------------------------------------------------------------------

             (1)Morgan Stanley Capital International Europe, Australia, Far
                East Index ("MSCI EAFE") is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin.
             (2)December 27, 1996.


                                                                  Prospectus 43

               Management of the Funds

Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2002, the Adviser and its advisory affiliates had approximately $359 billion in assets under management.

               The Adviser has retained investment management firms ("Sub-Advisers") to manage each Fund's investments. See "Sub-Advisers" below.

               The Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which the Adviser has retained a separate Sub-Adviser, the Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               During the most recently completed fiscal year, the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

       Fund                                                Advisory Fees
       -----------------------------------------------------------------
       RCM International Growth Equity Fund                    0.50%
       PEA Innovation                                          0.65%
       NACM Global and NACM International Funds*               0.70%
       RCM Europe and RCM Global Healthcare Funds              0.80%
       RCM Global Equity Fund                                  0.85%
       NACM Pacific Rim and RCM Biotechnology Funds*           0.90%
       RCM Global Technology Fund                              0.95%
       RCM Emerging Markets and RCM Global Small-Cap Funds     1.00%

              * The Nicholas-Applegate Pacific Rim Fund, the NACM Pacific Rim
                Fund's predecessor, paid advisory fees to NACM at an annual rate of 1.00% during the fiscal year ended March 31, 2002. The advisory fee rate shown in the table for the NACM Pacific Rim Fund is the Fund's current advisory fee rate. The other NACM Funds only recently commenced operations and did not pay any advisory fees during the most recently completed fiscal year. The RCM Funds were reorganized on February 1, 2002, and commenced paying advisory fees to the Adviser as of such date. The advisory fee rates shown for the NACM Global, NACM International and the RCM Funds are the Funds' current advisory fee rates.

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Class R shareholders
Fees of each Fund pay an administrative fee to the Adviser, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. The Adviser, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class R shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               Class R shareholders of the Funds pay the Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class R shares):

Fund                                                         Administrative Fees
--------------------------------------------------------------------------------
NACM International, NACM Pacific Rim, RCM International
 Growth Equity, RCM Emerging Markets and RCM Europe Funds           0.70%
NACM Global, RCM Global Equity, RCM Global Technology, RCM
 Global Healthcare and RCM Global Small-Cap Funds                   0.60%
RCM Biotechnology and PEA Innovation Funds                          0.50%


44  PIMCO Funds: Multi-Manager Series

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                              Funds
-------------------------------------------------------------------------------------------------
Dresdner RCM Global Investors LLC         RCM Biotechnology, RCM Emerging Markets, RCM Europe,
("Dresdner RCM")                          RCM Global Equity, RCM Global Healthcare, RCM Global
4 Embarcadero Center                      Small-Cap, RCM Global Technology and RCM International
San Francisco, CA 94111                   Growth Equity Funds (the "RCM Funds")
-------------------------------------------------------------------------------------------------
Nicholas-Applegate Capital Management LLC NACM Global, NACM International and NACM Pacific Rim
("NACM")                                  Funds (the "NACM Funds")
600 West Broadway
San Diego, CA 92101
-------------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC                 PEA Innovation Fund
("PIMCO Equity Advisors")
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
* Each Sub-Adviser is affiliated with the Adviser.

               The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.


Dresdner RCM   Dresdner RCM is located at Four Embarcadero Center, San
               Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global
               Investors US Holdings LLC, Dresdner RCM, an affiliate of the
               Adviser, provides advisory services to mutual funds and institutional accounts. Dresdner RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September
               30, 2002, Dresdner RCM had approximately $27.9 billion in assets under management.

               Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds. More information about some of the individuals comprising the investment teams is located in the SAI under "Other Information".

               The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small Cap Fund.

               The Healthcare Global Sector Research Team is primarily responsible for the day-to-day management of the RCM Global Healthcare Fund and the RCM Biotechnology Fund.

               The International Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Global Equity Fund, RCM International Growth Equity Fund, RCM Emerging Markets Fund and the RCM Europe Fund.

               The RCM Global Technology Fund is managed by Huachen Chen, CFA, a Managing Director who has been associated with Dresdner RCM since 1985, and by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974. Mr. Chen holds an MBA in accounting and finance from the University of California, Berkeley, an MS in Materials Science and Engineering from Northwestern University and a BS in Materials Science and Engineering from Cornell University. Mr. Price received his BS with Honors in Management and Electrical Engineering and a Masters of Science in Management from Massachusetts Institute of Technology.

NACM Organized in 1984, Nicholas-Applegate, an affiliate of the Adviser, provides advisory services to mutual funds and institutional accounts. As of September 30, 2002,
               Nicholas-Applegate had approximately $17.9 billion in assets under management.

               The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds. In addition to the persons listed below, Horacio Valeiras is the Chief Investment Officer of Global Equity Management for the Funds. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston.


Fund    Portfolio Managers Since            Recent Professional Experience
------------------------------------------------------------------------------------

NACM    Catherine Nicholas 2002 (inception) Nicholas-Applegate's Chief Investment
 Global                                     Officer from 1999 to August, 2002. She
                                            is responsible for management of global
                                            equities and trading for the firm. Ms.
                                            Nicholas joined the firm in 1987 and
                                            has prior investment experience with
                                            Professional Asset Securities, Inc. and
                                            Pacific Century Advisors.

        Pedro Marcal       2002 (inception) Portfolio Manager for the
                                            Nicholas-Applegate Global Select Fund
                                            since 2001. Lead Portfolio Manager for
                                            the Nicholas-Applegate Emerging
                                            Countries Fund from 1994-2001. He has 5
                                            years' prior investment management
                                            experience with A.B. Laffer &
                                            Associates and A-Mark Precious Metals.


                                                                  Prospectus 45

Fund               Portfolio Managers     Since            Recent Professional Experience
---------------------------------------------------------------------------------------------------

                   Loretta Morris         2002 (inception) Portfolio Manager for
                                                           Nicholas-Applegate International Core
                                                           Growth Fund since 1996, International
                                                           Growth Opportunities Fund since 1997,
                                                           Worldwide Growth Fund since 1993 and
                                                           Global Select Fund since 2001. She has
                                                           10 years' prior investment management
                                                           experience with Collins Associates.

                   Andrew Beal            2002 (inception) Portfolio Manager for the
                                                           Nicholas-Applegate Emerging Countries
                                                           Fund since 2001. He has 10 years' prior
                                                           experience with Schroder Investment
                                                           Management (UK) LTD.

                   Ernesto Ramos, Ph.D.   2002 (inception) Portfolio Manager for the
                                                           Nicholas-Applegate Emerging Countries,
                                                           Latin America, International Core
                                                           Growth and International Growth
                                                           Opportunities Funds since 1995.
                                                           Research Manager from 1994-1995. He has
                                                           14 years' prior investment management
                                                           and quantitative research experience
                                                           with Batterymarch Financial Management;
                                                           Bolt Beranek & Newman Inc., and Harvard
                                                           University.

                   Melisa Grigolite, CFA  2002 (inception) Portfolio Manager for the
                                                           Nicholas-Applegate International
                                                           Growth, International Growth
                                                           Opportunities and Worldwide Funds since
                                                           1997. Ms. Grigolite joined the firm in
                                                           1991. She has 11 years' prior
                                                           experience.

                   Lawrence Speidell, CFA 2002 (inception) Director of Nicholas-Applegate's
                                                           Global/Systematic Management and
                                                           Research since 1994. He has 23 years'
                                                           prior investment experience with
                                                           Batterymarch Financial Management and
                                                           Putnam Management Company.

                   Michael Fredericks     2002 (inception) International Product Specialist with
                                                           Nicholas-Applegate since 2001. He has
                                                           7 years' of prior investment experience
                                                           with Callan Associates; Baring Asset
                                                           Management; Bank of America; Berger
                                                           Barnett Investment Partners and Dean
                                                           Witter Reynolds, Inc.

NACM International Loretta Morris         2002 (inception) See Above

                   Andrew Beal            2002 (inception) See Above

                   Ernesto Ramos, Ph.D.   2002 (inception) See Above

                   Lawrence Speidell, CFA 2002 (inception) See Above

                   Christopher Angioletti 2002 (inception) Portfolio Manager for the
                                                           Nicholas-Applegate Global Technology,
                                                           International Growth Opportunities and
                                                           International Core Growth Funds since
                                                           1999. He has 3 years' prior investment
                                                           experience with Sterling Johnston
                                                           Capital Management, Inc.; Volpe, Brown,
                                                           Whelan & Co., LLC; and Oppenheimer &
                                                           Co. Inc.

                   Jon Borchardt          2002 (inception) Investment Analyst for the
                                                           Nicholas-Applegate International Core
                                                           Growth Fund since 1996. He has 5 years'
                                                           prior experience as a International
                                                           Account Administrator with
                                                           Nicholas-Applegate Capital Management
                                                           and interned with Lehman Brothers
                                                           Global Real Estate Group.

                   Jason Campbell         2002 (inception) Portfolio Manager for the
                                                           Nicholas-Applegate Pacific Rim and
                                                           Global Technology Funds since 1998. He
                                                           has prior experience with San Diego
                                                           State University Economics Department.
                   John Casarietti        2002 (inception) Investment Analyst for
                                                           Nicholas-Applegate Emerging Countries
                                                           Fund since 2001 and Account
                                                           Administrator 1998 to 2001. His
                                                           experience includes responsibilities in
                                                           the firm's operations department and 4
                                                           years' prior experience with Interbank
                                                           Funding Group and Barron Chase
                                                           Securities.
                   Michael Fredericks     2002 (inception) See Above
                   David Fujisaki         2002 (inception) Investment Analyst for
                                                           Nicholas-Applegate Pacific Rim and
                                                           Emerging Countries Funds since 2001. He
                                                           has 1 year prior experience with
                                                           Jeffrey Slocum & Associates and Tennant
                                                           Corporation Japan Branch.
                   Jennifer Gouslin, CFA  2002 (inception) Investment Analyst with
                                                           Nicholas-Applegate since 2001. She
                                                           joined the firm in 1997 as an
                                                           International Account Administrator.
                                                           She has 4 years' prior experience with
                                                           Parametric Portfolio Associates and CTC
                                                           Consulting Inc.
                   Melisa Grigolite, CFA  2002 (inception) See Above
                   Rebecca Hagstrom, CFA  2002 (inception) Investment Analyst for
                                                           Nicholas-Applegate Emerging Countries
                                                           Fund since 2000. She has 5 years' prior
                                                           experience with Prudential Global Asset
                                                           Management; Prudential Capital Group
                                                           and Prudential Realty Group.
                   Christopher Herrera    2002 (inception) Investment Analyst for
                                                           Nicholas-Applegate International Growth
                                                           Opportunities and International Core
                                                           Growth Funds since 2000. He has 5
                                                           years' prior experience as an intern
                                                           with the firm and with Lehman Brothers
                                                           Global Real Estate Group.



46  PIMCO Funds: Multi-Manager Series

Fund             Portfolio Managers     Since             Recent Professional Experience
--------------------------------------------------------------------------------------------------
                 Theodora Jamison       2002 (inception)  Investment Analyst for
                                                          Nicholas-Applegate Emerging Countries
                                                          Fund and Latin America Fund since 1999.
                                                          She has 2 years' prior investment
                                                          experience with Donaldson, Lufkin &
                                                          Jenrette and A.G. Edwards & Sons Inc.
                 Peter Moon             2002 (inception)  Investment Analyst for
                                                          Nicholas-Applegate International Growth
                                                          Opportunities and International Core
                                                          Growth Funds since 2001. He has 4
                                                          years' prior investment experience with
                                                          Johnson & Johnson and Sequus
                                                          Pharmaceuticals, Inc. (Alza Corporation)
                 Jessica Occhialini     2002 (inception)  Portfolio Manager for
                                                          Nicholas-Applegate Emerging Countries
                                                          Fund since 1998. She joined the firm in
                                                          1995 and has 6 years' prior experience
                                                          with Union Capital Advisors, Eaton
                                                          Vance Management, and Caywood-Scholl
                                                          Capital Management.
                 Antonio Ramos          2002 (inception)  Investment Analyst for
                                                          Nicholas-Applegate International
                                                          Structured Fund since 2001. He joined
                                                          the firm in 1998 as Project Manager for
                                                          the Information Management Group and
                                                          joined the U.S. Systematic team in
                                                          1999. He has 10 years' prior experience
                                                          with Vintage Inc., Japan and Advanced
                                                          Technologies Co., Ltd. Japan
                 Karl Richtenburg       2002 (inception)  Investment Analyst for
                                                          Nicholas-Applegate International team
                                                          since 2001. He has 8 years' prior
                                                          investment experience with GE Asset
                                                          Management, International Equities and
                                                          GFI Group Ltd., London.
                 Eric Sagmeister        2002 (inception)  Investment Analyst for
                                                          Nicholas-Applegate's International team
                                                          since 1995. His experience with
                                                          Nicholas-Applegate includes 5 years' as
                                                          a trade settlement coordinator and in
                                                          the operations department. Previously
                                                          with Qualcomm Communications
                 Rolf Schild            2002 (inception)  Investment Analyst for
                                                          Nicholas-Applegate International team
                                                          since 1997. Previous investment
                                                          experience with Raiffeisen Bank,
                                                          Switzerland
NACM Pacific Rim Shu Nung Lee, CFA      October, 2002     Lead Portfolio Manager for the
                                                          Nicholas-Applegate Pacific Rim Fund and
                                                          Portfolio Manager for the
                                                          Nicholas-Applegate International Fund.
                                                          Prior to joining the firm in 2002, he
                                                          was vice president and senior research
                                                          analyst on the Japan equity research
                                                          team and head of the Japan and Asia
                                                          automotive team with Lehman Brothers of
                                                          Tokyo. Mr. Lee has six years of
                                                          investment research experience.
                 Andrew Beal            2001 (inception)* See Above
                 Lawrence Speidell, CFA 1997 (inception)* See Above
                 David Fujisaki         2001 (inception)* See Above
                 Karl Richtenburg       2001 (inception)* See Above
                 Jason Campbell         1998 (inception)* See Above
                 John Casarietti        2001 (inception)* See Above
                 Michael Fredericks     2001 (inception)* See Above

               --------
              * Represents the date the individual became involved in the management of the Nicholas-Applegate Pacific Rim Fund, the NACM Pacific Rim Fund's predecessor.

PIMCO Equity   PIMCO Equity Advisors provides equity-related advisory services
Advisors       to mutual funds and institutional accounts. Accounts managed by
               PIMCO Equity Advisors had combined assets as of September 30, 2002, of approximately $6.8 billion. See "Investment Adviser and
               Administrator" above for additional information about ADAM of America.

               The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. Different sub-advisory firms served as Sub-Adviser for the PEA Innovation Fund prior to March 6, 1999.

Fund           Portfolio Managers Since Recent Professional Experience
-------------------------------------------------------------------------------------
PEA Innovation     Mr.            1998  Portfolio Manager of PIMCO Equity Advisors.
                   McKechnie            Prior to joining ADAM of America, he was
                                        with Columbus Circle Investors from 1991 to
                                        1999, where he managed equity accounts and
                                        served in various capacities including as
                                        Portfolio Manager for the Innovation Fund.
                                        Mr. McKechnie received an M.B.A. from
                                        Columbia Business School and a degree in
                                        electrical engineering from Purdue
                                        University.


               During December, 2001, the sub-advisory functions performed by PIMCO Equity Advisors, a division of ADAM of America, and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were subject to the approval of the Trust's Board of Trustees.


                                                                  Prospectus 47

Adviser/       Shareholders of each Fund have approved a proposal permitting
Sub-Adviser    the Adviser to enter into new or amended sub-advisory agreements
Relationship   with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America.
               Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee any Sub-Adviser and to recommend its hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Class R shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the NACM Funds, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               How to Buy and Sell Shares

               The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Funds.

General        . Retirement Plans.   Class R shares generally are available
Information    only to 401(k) plans, 457 plans, employer sponsored 403(b)
               plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the investor's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs (collectively, "retirement plans"). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs,
               SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO
               College Access 529 Plan.


48  PIMCO Funds: Multi-Manager Series

               The administrator of a plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

               Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary ("financial service firm") authorized to sell Class R shares of the Funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper.

               Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge retirement plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

               Financial service firms and retirement plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm or retirement plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund's average daily net assets attributable to its Class R shares and purchased through such firm or retirement plan for its clients). The Distributor may pay a financial services firm or retirement plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Your retirement plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the retirement plan's and/or the financial service firm's materials regarding its fees and services.

               . Calculation of Share Price and Redemption Payments. When shareholders buy or sell (redeem) Class R shares of the Funds, they pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under "Redemption Fees." NAVs are determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from the retirement plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

               Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

               The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Distribution   The Funds pay fees to the Distributor on an ongoing basis as
and            compensation for the services the Distributor renders and the
Servicing      expenses it bears in connection with the sale and distribution
(12b-1) Plans  of Fund shares ("distribution fees") and in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
               ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. The following lists the maximum annual rates at which the distribution and servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                     Servicing                       Distribution
All Funds            Fee                             Fee
----------------------------------------------------------------------------
 Class R    0.25%                            0.25%
----------------------------------------------------------------------------



                                                                  Prospectus 49

               Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of the Funds' shares.

Buying Shares  Class R shares of each Fund are continuously offered to retirement plans. See "Retirement Plans" above. Plan participants may purchase Class R shares only through their retirement plans. In connection with purchases, retirement plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Retirement plans and financial service firms may charge for such services. A retirement plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Retirement plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the retirement plan level.

               Retirement plans which wish to invest directly by mail should send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                      PIMCO Funds Distributors LLC
                                      P.O. Box 9688
                                      Providence, RI 02940-0926

               The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

               Class R shares of the Funds will be held in a plan participant's account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, retirement plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant's agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

               The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment     The following investment minimums apply for purchases of Class R
Minimums       shares.

                   Initial Investment Subsequent Investments
                   -----------------------------------------
                    $2,500 per Fund       $100 per Fund

               In addition, accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator. Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for certain special investment programs and plans offered by the Trust.

               Retirement plans and financial service firms may impose different investment minimums than the Trust. Please contact your plan administrator or financial service firm for information.

Minimum        Due to the relatively high cost to the Funds of maintaining
Account Size   small accounts, investors are asked to maintain an account balance in each Fund in which the investor invests of at least the minimum investment necessary to open the particular type of account. If an investor's balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem any remaining shares and close that Fund account after giving the investor 60 days to increase the balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO
               Funds accounts exceeds $50,000.


50  PIMCO Funds: Multi-Manager Series

Exchanging     Except as provided below or in the applicable Fund's or series'
Shares         prospectus(es), Class R shares of any Fund may be exchanged for
               Class R shares of any other Fund or series of PIMCO Funds:
               Pacific Investment Management Series that offers Class R shares.
               Shares are exchanged on the basis of their respective NAVs next calculated after an exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Retirement plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges. [In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss.] Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

               An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to a plan's financial service firm of any termination or material modification of the exchange privilege with respect to Class R shares.

Selling        Class R shares may be redeemed through the investor's plan
Shares         administrator on any day the New York Stock Exchange is open.
               Investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although retirement plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

               Subject to any restrictions in the applicable retirement plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Retirement plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge for their services. Redemption proceeds will be forwarded to the retirement plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

               Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions    The Trust has agreed to redeem shares of each Fund solely in
In Kind        cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               You can choose from the following distribution options:

               . Reinvest all distributions in additional Class R shares of your Fund at NAV. This will be done unless you elect another option.

               . Invest all distributions in Class R shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.


                                                                  Prospectus 51

               . Receive all distributions in cash (which will be credited to your account at your retirement plan). This option must be elected when your account is set up.

               You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

               If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

               For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

               Tax Consequences

               . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

               Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the NACM Funds, RCM Emerging Markets, RCM Europe, RCM International Growth Equity, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap and RCM Global Technology Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               . A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 and 2003 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

               This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities
               and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely


52  PIMCO Funds: Multi-Manager Series
               on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer
               "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               Under normal market conditions, the NACM Funds and RCM Funds will invest primarily in equity securities. In addition, the RCM Biotechnology, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may invest up to 20% of their total assets (10% for the RCM Global Equity Fund) in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. In addition, the NACM Funds may invest a portion of their assets in debt obligations issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currencies of emerging market countries that the Sub-Adviser believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the NACM Funds or RCM Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. When the Sub-Adviser believes that any of the NACM Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any NACM Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade debt securities which may be debt obligations issued or guaranteed by the U.S. government or foreign governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

               The temporary defensive strategies described in this subsection would be inconsistent with the investment objective and principal investment strategies of the Funds and may adversely affect the Funds' ability to achieve their investment objective.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The RCM Global Small-Cap Fund invests
Capitalizationsprimarily in smaller companies and are especially sensitive to the risks described below. In addition, the NACM Global, NACM
               Pacific Rim, RCM Biotechnology, RCM Emerging Markets, RCM
               Europe, RCM Global Equity, RCM Global Healthcare, RCM Global
               Technology and RCM International Growth Equity Funds generally have substantial exposure to these risks.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter


                                                                  Prospectus 53
               market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds, particularly the RCM Biotechnology and RCM Global
Public         Technology Funds, may purchase securities in initial public
Offerings      offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The NACM Global and NACM International Funds invest principally
(non-U.S.)     in securities of foreign issuers, securities traded principally
Securities     in securities markets outside the United States and/or
               securities denominated in foreign currencies (together, "foreign securities"). The NACM Pacific Rim Fund invests principally in equity securities located within the Pacific Rim.

               For the RCM Funds, Dresdner RCM considers foreign securities to include the following types of foreign equity and equity-linked securities (together, "foreign securities"): securities of companies that are organized or headquartered outside the U.S., or that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. Dresdner RCM expects that these Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each RCM Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when Dresdner RCM believes that such securities are not publicly traded either in the U.S. or foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.


54  PIMCO Funds: Multi-Manager Series

               Certain Funds, particularly the NACM Global, NACM International and RCM Europe Funds, may invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in countries with
Securities     developing (or "emerging market") economies. The RCM Emerging
               Markets Fund normally invests at least 80% of its assets in emerging market securities. The NACM Pacific Rim, RCM
               Biotechnology, RCM Global Equity, RCM Global Healthcare, RCM
               Global Small-Cap, RCM Global Technology and RCM International
               Growth Equity Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility;
               restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. Each of the NACM Global, NACM International, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Funds are particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The NACM Funds and certain of the RCM Funds, may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of


                                                                  Prospectus 55
               the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. The Funds, may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The NACM Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by the Adviser or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible    Each Fund may invest in convertible securities. Convertible
Securities     securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund may, but is not required to, use a number of
               derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies, and also may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Funds may also enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial


56  PIMCO Funds: Multi-Manager Series
               investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the NACM Funds, RCM
               Emerging Markets and RCM Global Equity Funds, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.


                                                                  Prospectus 57

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.
               In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (10% in the case of the RCM International
               Growth Equity Fund) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities
               (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in  Each Fund may invest up to 5% of its assets in other investment
Other          companies. As a shareholder of an investment company, a Fund may
Investment     indirectly bear service and other fees which are in addition to
Companies      the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies
               (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.


58  PIMCO Funds: Multi-Manager Series

Portfolio      The length of time a Fund has held a particular security is not
Turnover       generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements.The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of each of the NACM Funds described in
Investment     this Prospectus may be changed by the Board of Trustees without
Objectives and shareholder approval. The investment objective of each other
Policies       Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional
               Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
 Smaller-      Risks" above and in this section, several of the Funds are newly
Sized Funds    formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the NACM Pacific Rim and the RCM Funds. References to assets in the first paragraph of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
 Investments   variety of investment techniques and strategies which are not and Techniques described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM
               Funds may use Grassroots/(sm)/ Research in addition to their traditional research activities. Grassroots/(sm)/ Research is a division of Dresdner RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner
               RCM and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 59

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Funds. Because Class R shares of the Funds were not outstanding during the periods shown, the information below reflects the financial highlights of the oldest class of shares of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions.

For the PIMCO NACM Pacific Rim Fund, the information shown below reflects the financial results for Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, the predecessor to the PIMCO NACM Pacific Rim Fund. The Nicholas-Applegate Pacific Rim Fund reorganized into the PIMCO NACM Pacific Rim Fund on July 20, 2002. The Nicholas-Applegate Pacific Rim Fund did not offer shares corresponding to the PIMCO NACM Pacific Rim Fund's Class R shares. The performance shown below for those Funds for which Institutional Class or Class A performance is shown, is better than that which would have been achieved by Class R shares of the Funds because of the higher fees and expenses associated with Class R shares. The information with respect to the PIMCO NACM Pacific Rim Fund has been audited by Ernst & Young LLP, whose report, along with the Nicholas-Applegate Pacific Rim Fund's financial statements, are included in the Nicholas-Applegate Institutional Funds' annual reports to shareholders. These annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Except with respect to the PIMCO NACM Pacific Rim Fund, this information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Since the PIMCO NACM Funds (other than the PIMCO NACM Pacific Rim Fund) have only recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds.


                           Net Asset          Net      Net Realized  Total Income Dividends  Distributions
      Year or                Value         Investment and Unrealized     from      from Net    from Net
      Period               Beginning         Income    Gains (Loss)   Investment  Investment   Realized
       Ended               of Period       (Loss) (a) on Investments  Operations    Income   Capital Gains
----------------------------------------------------------------------------------------------------------
NACM Pacific Rim Fund--Institutional Class
  4/1/02--6/30/02           $  7.22         $  0.00      $  0.08       $  0.00      $ 0.00     $   0.00
  3/31/02                      6.93            0.05         0.24          0.29        0.00         0.00
  3/31/01                     25.45           (0.08)       (7.10)        (7.18)       0.00       (11.34)
  3/31/00                     12.33           (0.11)       16.15         16.04        0.00        (2.92)
  3/31/99                     12.66           (0.07)       (0.26)        (0.33)       0.00         0.00
  12/31/97--3/31/98           12.50            0.02         0.14          0.16        0.00         0.00

--------
(a)Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(b)Total returns are not annualized for periods less than one year.
(c)Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(d)Net expenses include certain items not subject to expense reimbursement.


                             RCM Biotechnology Fund
                              Class D [to be added
                                  by amendment]

                           RCM Emerging Markets Fund
                             Institutional Class [to
                             be added by amendment]

                                RCM Europe Fund
                              Class D [to be added
                                  by amendment]

                             RCM Global Equity Fund
                             Institutional Class [to
                             be added by amendment]
--------
*  Annualized
(a)Per share amounts based on average number of shares outstanding during the period.
(b)Ratio of expenses to average net assets excluding interest expense is 1.95%.
(c)Ratio of expenses to average net assets excluding interest expense is 2.70%.
(d)Ratio of expenses to average net assets excluding interest expense is 1.75%.
(e)Ratio of expenses to average net assets excluding interest expense is 2.50%.


60  PIMCO Funds: Multi-Manager Series

                               Net                           Ratio of
                   Fund       Asset             Net Assets, Expenses to
               Reimbursement  Value               End of      Average        Expense
    Total      Fee Added in   End of   Total      Period        Net     (Reimbursements)/       Net
Distributions Paid-In-Capital Period Return (b) (in 000's)  Assets (c)   Recoupment (c)   Expenses (c),(d)
----------------------------------------------------------------------------------------------------------
   $  0.00         $0.00      $ 7.30     1.11%    $11,575       3.20%         (1.76)%           1.44%
      0.00          0.00        7.22     4.18      11,429       3.57          (2.12)            1.45
    (11.34)         0.00        6.93   (36.44)      2,026       8.20          (6.42)            1.78
     (2.92)         0.00       25.45   136.92       3,821       6.25          (4.63)            1.62
      0.00          0.00       12.33    (2.69)      1,099      14.68         (13.11)            1.57
      0.00          0.00       12.66     1.28       1,197       4.50          (3.10)            1.40



  Ratio of Net
   Investment
 Income (Loss)  Portfolio
   to Average   Turnover
 Net Assets (c)   Rate
-------------------------
      0.00%         66%
      0.70         390
     (0.60)       1180
     (0.55)        424
     (0.67)        450
      0.74          86



                                                                  Prospectus 61

                                   Net Asset           Net      Net Realized  Total Income Dividends  Distributions
         Year or                     Value          Investment and Unrealized     from      from Net    from Net
         Period                    Beginning          Income    Gains (Loss)   Investment  Investment   Realized
          Ended                    of Period          (Loss)   on Investments  Operations    Income   Capital Gains
-------------------------------------------------------------------------------------------------------------------

RCM Global Healthcare Fund
  Class D [to be added
   by amendment]

RCM Global Small-Cap Fund
  Institutional Class [to
   be added by amendment]

RCM Global Technology Fund
  Institutional Class [to
   be added by amendment]

RCM International Growth Equity Fund
  Institutional Class [to
   be added by amendment]

[Financial Highlights for PEA Innovation Fund to be added by amendment].

--------
*  Annualized
(a)Per share amounts based on average number of shares outstanding during the period.
(b)Ratio of expenses to average net assets excluding interest expense is 1.85%.
(c)Ratio of expenses to average net assets excluding interest expense is 2.60%.
(d)Ratio of expenses to average net assets excluding interest and non-recurring charge expense is 1.45%.
(e)Ratio of expenses to average net assets excluding interest and non-recurring charge expense is 2.20%.


62  PIMCO Funds: Multi-Manager Series

                               Net                                  Ratio of Net
                   Fund       Asset         Net Assets,  Ratio of    Investment
               Reimbursement  Value           End of    Expenses to Income (Loss) Portfolio
    Total      Fee Added in   End of Total    Period      Average    to Average   Turnover
Distributions Paid-In-Capital Period Return (in 000's)  Net Assets   Net Assets     Rate
-------------------------------------------------------------------------------------------



                                                                  Prospectus 63

               PIMCO Funds: Multi-Manager Series


               The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

               The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

               You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                     PIMCO Advisors Distributors LLC
                     2187 Atlantic Street
                     Stamford, Connecticut 06902

               You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commssion's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

               You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

               [LOGO] PIMCO
               FUNDS

               File No. 811-6161


64  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

               -----------------------------------------------------------------
               SUB-ADVISERS

               Dresdner RCM Global Investors LLC, Nicholas-Applegate Capital Management LLC

               -----------------------------------------------------------------
               DISTRIBUTOR

               PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

               PFPC, Inc., P.O. Box 9688, Providence, RI 02940

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray, One International Place, Boston, MA 02110

               -----------------------------------------------------------------
               For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                                     Not part of the Prospectus

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       STATEMENT OF ADDITIONAL INFORMATION
                                [         ], 2002


         This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds:
Multi-Manager Series (the "Trust"), as supplemented from time to time. Through thirteen Prospectuses, the Trust offers up to seven classes of shares of each of its "Funds" (as defined herein). Class A, Class B and Class C shares of certain domestic stock Funds are offered through the "Class A, B and C Domestic Prospectus," dated November 1, 2002 (the "Class A, B and C Domestic Prospectus"), Class A, Class B and Class C shares of certain international and sector stock Funds are offered through the "Class A, B and C International Prospectus," dated November 1, 2002 (the "Class A, B and C International Prospectus") and Class A, Class B and Class C shares of the Asset Allocation, PEA Innovation and PEA Renaissance Funds are offered through three separate prospectuses, the "Asset Allocation Class A, B and C Prospectus," "PEA Innovation Class A, B and C Prospectus," and "PEA Renaissance Class A, B and C Prospectus" respectively, each dated November 1, 2002 (the "Asset Allocation Class A, B and C Prospectus," "PEA Innovation Class A, B and C Prospectus," and "PEA Renaissance Class A, B and C Prospectus" respectively ). Class D shares of certain domestic stock Funds are offered through the "Class D Domestic Prospectus," dated November 1, 2002 (the "Class D Domestic Prospectus") and Class D shares of certain international and sector stock Funds are offered through the "Class D International Prospectus," dated November 1, 2002 (the "Class D International Prospectus"). Class R shares of certain domestic stock Funds are offered through the "Class R Domestic Prospects," dated [ ], 2002 (the "Class R Domestic Prospectus") and Class R Shares to certain intentional and Sector Stock Funds are offered through the "Class R International Prospectus," dated [ ], 2002 (the "Class R International Prospectus" and, together with the Class R Domestic Prospectus, the "Class R Prospectuses"). Institutional and Administrative Class shares of certain Funds are offered through the "Institutional Prospectus," dated November 1, 2002 (the "Institutional Prospectus"), Institutional and Administrative Class shares of the PIMCO RCM Funds are offered through the "PIMCO RCM Institutional Prospectus," dated November 1, 2002 (the "PIMCO RCM Institutional Prospectus"), Institutional and Administrative Class shares of the PIMCO NACM Funds are offered through the "PIMCO NACM Institutional Prospectus," dated November 1, 2002 (the "PIMCO NACM Institutional Prospectus") and Institutional and Administrative Class shares of the Asset Allocation Fund are offered through the "Asset Allocation Institutional Prospectus," dated November 1, 2002 (the "Asset Allocation Institutional Prospectus"). The aforementioned prospectuses are collectively referred to herein as the "Prospectuses."


         Audited financial statements for the Trust, as of June 30, 2002, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust's six June 30, 2002 Annual Reports. Audited financial statements for the series of Dresdner RCM Global Funds, Inc., the predecessors to the PIMCO RCM Funds, as of December 31, 2001, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference. Audited financial statements and schedules for the Nicholas-Applegate Pacific Rim Fund, the predecessor of the PIMCO NACM Pacific Rim Fund, for the period ended June 30, 2002, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report which is incorporated herein by reference from the Nicholas-Applegate Institutional Funds' audited financial statements and financial highlights for the period ended June 30, 2002. Because PIMCO Asset Allocation Fund invests a portion of its assets in series of PIMCO Funds: Pacific Investment Management Series ("PIMS"), the PIMS Prospectus for Institutional Class shares, dated July 31, 2002 and as from time to time amended or supplemented (the "PIMS Prospectus"), and the PIMS Statement of Additional Information, dated July 31, 2002 and as from time to time amended or supplemented, are also incorporated herein by reference. See "Investment Objectives and Policies--Investment Strategies of PIMCO Asset Allocation Fund--Incorporation by Reference" in this Statement of Additional Information. A copy of the applicable Prospectus and the Annual Report corresponding to such Prospectus, and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.

Institutional Prospectuses, Annual Reports and           Class A, B and C and Class D
-----------------------------------------------          ----------------------------
the PIMS Prospectus and Statement of                     Prospectuses, Annual Reports, the Guide and
-------------------------------------                    -------------------------------------------
Additional Information                                   Statement of Additional Information
----------------------                                   -----------------------------------
PIMCO Funds                                              PIMCO Advisors Distributors LLC
840 Newport Center Drive                                 2187 Atlantic Street
Suite 300                                                Stamford, Connecticut 06902
Newport Beach, California 92660                          Telephone: Class A, B and C - 1-800-426-0107
Telephone: 1-800-927-4648                                           Class D - 1-888-87-PIMCO
           1-800-987-4626 (PIMCO                                    Retail Portfolio - 1-800-426-0107
           Infolink Audio Response Network)

                               TABLE OF CONTENTS

                                                                                                                PAGE

THE TRUST                                                                                                         1

INVESTMENT OBJECTIVES AND POLICIES                                                                                3

   U.S. Government Securities                                                                                     3
   Borrowing                                                                                                      3
   Preferred Stock                                                                                                4
   Corporate Debt Securities                                                                                      4
   High Yield Securities ("Junk Bonds")                                                                           5
   Loan Participations and Assignments                                                                            6
   Participation on Creditors Committees                                                                          6
   Variable and Floating Rate Securities                                                                          7
   Tender Option Bonds                                                                                            7
   Zero Coupon, Pay-in-Kind and Step Coupon Securities                                                            7
   Municipal Securities                                                                                           7
   Moral Obligation Securities                                                                                    8
   Industrial Development and Pollution Control Bonds                                                             8
   Municipal Lease Obligations                                                                                    8
   Short-Term Municipal Obligations                                                                               8
   Mortgage-Related and Asset-Backed Securities                                                                   9
   Convertible Securities                                                                                        13
   Equity-Linked Securities                                                                                      13
   Non-U.S. Securities                                                                                           14
   Foreign Currencies                                                                                            16
   Bank Obligations                                                                                              17
   Commercial Paper                                                                                              18
   Money Market Instruments                                                                                      18
   Derivative Instruments                                                                                        18
   When-Issued, Delayed Delivery and Forward Commitment Transactions                                             26
   Warrants to Purchase Securities                                                                               27
   Repurchase Agreements                                                                                         27
   Securities Loans                                                                                              27
   Stocks of Small and Medium Capitalization Companies                                                           28
   Illiquid Securities                                                                                           28
   Inflation-Indexed Bonds                                                                                       29
   Delayed Funding Loans and Revolving Credit Facilities                                                         30
   Event-Linked Bonds                                                                                            30
   Hybrid Instruments                                                                                            30
   Short Sales                                                                                                   31
   Investment Strategies of PIMCO Asset Allocation Fund - Incorporation by Reference                             32

INVESTMENT RESTRICTIONS                                                                                          32

   Fundamental Investment Restrictions                                                                           32
   Non-Fundamental Investment Restrictions                                                                       40

MANAGEMENT OF THE TRUST                                                                                          44

   Trustees and Officers                                                                                         44
   Committees of the Board of Trustees                                                                           48
   Securities Ownership                                                                                          49
   Trustees' Compensation                                                                                        50
   Codes of Ethics                                                                                               51
   Investment Adviser                                                                                            51
   Portfolio Management Agreements                                                                               55
   Fund Administrator                                                                                            59

                                                                                                        PAGE
DISTRIBUTION OF TRUST SHARES                                                                              63

   Distributor and Multi-Class Plan                                                                       63
   Distribution and Servicing Plans for Class A, Class B and Class C Shares                               64
   Payments Pursuant to Class A Plans                                                                     68
   Payments Pursuant to Class B Plans                                                                     69
   Payments Pursuant to Class C Plans                                                                     71
   Distribution and Administrative Services Plans for Administrative Class Shares                         74
   Payments Pursuant to the Administrative Plans                                                          76
   Plan for Class D Shares                                                                                77
   Purchases, Exchanges and Redemptions                                                                   79

PORTFOLIO TRANSACTIONS AND BROKERAGE                                                                      82

   Investment Decisions and Portfolio Transactions                                                        82
   Brokerage and Research Services                                                                        82
   Portfolio Turnover                                                                                     89

NET ASSET VALUE                                                                                           89

TAXATION                                                                                                  90

   Distributions                                                                                          91
   Sales of Shares                                                                                        92
   Backup Withholding                                                                                     92
   Options, Futures, Forward Contracts and Swap Agreements                                                92
   Passive Foreign Investment Companies                                                                   92
   Foreign Currency Transactions                                                                          93
   Foreign Taxation                                                                                       93
   Original Issue Discount and Pay-In-Kind Securities                                                     93
   Shares Purchased through Tax-Qualified Plans                                                           94
   Other Taxation                                                                                         94

OTHER INFORMATION                                                                                         94

   Capitalization                                                                                         94
   Performance Information                                                                                97
   Calculation of Yield                                                                                   98
   Calculation of Total Return                                                                            98
   Other performance information                                                                         109
   Compliance Efforts Related to the Euro                                                                119
   Voting Rights                                                                                         120
   Certain Ownership of Trust Shares                                                                     120
   Custodian                                                                                             120
   Independent Accountants                                                                               121
   Transfer and Shareholder Servicing Agents                                                             121
   Legal Counsel                                                                                         121
   Registration Statement                                                                                121
   Financial Statements                                                                                  121

APPENDIX A   DESCRIPTION OF SECURITIES RATINGS                                                           A-1
APPENDIX B   CERTAIN OWNERSHIP OF TRUST SHARES                                                           B-1

PIMCO FUNDS SHAREHOLDERS' GUIDE FOR CLASS A, B AND C SHARES                                             SG-1

                                    THE TRUST

         PIMCO Funds: Multi-Manager Series (the "Trust"), is an open-end management investment company ("mutual fund") that currently consists of thirty-nine separate investment series, although not all of these series currently offer their shares to the public. Except for the RCM Global Technology, RCM Global Healthcare, RCM Biotechnology, RCM International Growth Equity and RCM Europe Funds, each of the Trust's series offered in this Statement of Additional Information is "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The following sixteen series (the "PIMCO Funds") invest directly in common stocks and other securities and instruments: the PEA Value Fund, the NFJ Equity Income Fund, the PEA Renaissance Fund, the PPA Tax-Efficient Equity Fund, the PEA Growth Fund, the CCM Mega-Cap Fund, the CCM Capital Appreciation Fund, the CCM Mid-Cap Fund, the PEA Growth & Income Fund, the PEA Target Fund, the NFJ Small-Cap Value Fund, the PEA Opportunity Fund, the CCM Emerging Companies Fund, the PEA Innovation Fund, the PPA Tax-Efficient Structured Emerging Markets Fund and the NFJ Basic Value Fund. The following funds also invest directly in equity securities and other securities and instruments: the RCM Large-Cap Growth Fund, the RCM Tax-Managed Growth Fund, the RCM Mid-Cap Fund, the RCM Small-Cap Fund, the RCM Biotechnology Fund, the RCM Global Small-Cap Fund, the RCM Global Technology Fund, the RCM Global Healthcare Fund, the RCM Global Equity Fund, the RCM International Growth Equity Fund, the RCM Emerging Markets Fund and the RCM Europe Fund (together, the "PIMCO RCM Funds") and the NACM Flex-Cap Value Fund, the NACM Core Equity Fund, the NACM Global Fund, the NACM Growth Fund, the NACM International Fund, the NACM Pacific Rim Fund and the NACM Value Fund (together, the "PIMCO NACM Funds"). An additional series, the Asset Allocation Fund (formerly, "PIMCO Funds Asset Allocation Series - 60/40 Portfolio"), is a so-called "fund-of-funds" which invests all of its assets in certain of the Funds and other series in the PIMCO Funds family. The PIMCO Funds, the PIMCO RCM Funds, the PIMCO NACM Funds and the Asset Allocation Fund are sometimes referred to collectively as the "Funds". Three other series of the Trust, the Select Value Fund, the NFJ Large-Cap Value Fund (formerly the "Cadence Capital Appreciation Fund") and the NFJ Global Value Fund (formerly the "Cadence Mid-Cap Fund"), do not offer their shares to the public as of the date of this Statement of Additional Information. The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and Statements of Additional Information.

         The PIMCO Tax Exempt, International Developed, Balanced, Precious Metals, Small-Cap, Enhanced Equity, International, Former Equity Income, Select World, Europe Growth, New Asia, Emerging Markets, Telecom Innovation, Electronics Innovation, Internet Innovation, Small-Cap Technology, Healthcare Innovation, Select International, Structured Emerging Markets, Value 25, Global Innovation and Select Growth Funds and PIMCO Funds Asset Allocation Series - 90/10 Portfolio and 30/70 Portfolio, which are referred to elsewhere in this Statement of Additional Information, were formerly series of the Trust. The Tax Exempt Fund reorganized with and into the Municipal Bond Fund of PIMCO Funds:
Pacific Investment Management Series ("PIMS"), an open-end series management investment company advised by Pacific Investment Management Company LLC ("Pacific Investment Management"), in a transaction that took place on June 26, 1998. The Tax Exempt Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The International Developed and PIMCO Emerging Markets Funds reorganized with and into newly formed series of Alleghany Funds in a transaction that took place on April 30, 1999. References in this Statement of Additional Information to "PIMCO Emerging Markets Fund" refer to the former series of the Trust that reorganized on April 30, 1999; references to the Allianz Emerging Markets Fund refer to the series of the Trust referred to below (sometimes known as the "PIMCO Allianz Emerging Markets Fund"), which has liquidated. The International Developed and Emerging Markets Funds were liquidated in connection with the transaction and are no longer series of the Trust. The Balanced Fund reorganized with and into the Strategic Balanced Fund of PIMS in a transaction that took place on September 17, 1999. The Balanced Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The Precious Metals Fund was liquidated on March 3, 2000 and is no longer a series of the Trust. The Small-Cap Fund was liquidated on July 28, 2000 and is no longer a series of the Trust. The PIMCO Value 25 Fund is also referred to in this Statement of Additional Information. The Value 25 Fund transferred substantially all of its assets to the PEA Value Fund in a transaction that took place on March 3, 2000. As part of the transaction, the Value 25 Fund exchanged substantially all of its assets for shares of the PEA Value Fund, which were then distributed to shareholders of the Value 25 Fund in complete redemption of their interests in and liquidation of the Value 25 Fund. The Value 25 Fund was not dissolved in the transaction; instead, on or about April 3, 2000, the series constituting the Value 25 Fund was renamed the NFJ Value 25 Fund. This Fund, which was subsequently renamed the PIMCO Value 25 Fund but for purposes of this Statement of Additional Information will continue to be referred to as the NFJ Value 25 Fund, has now dissolved and is no longer a series of the Trust. The Enhanced Equity Fund liquidated on May 31, 2001 and is no longer a series of the Trust. PIMCO International Fund reorganized with and into the Select International Fund in a transaction that took place on May 4, 2001. The International Fund liquidated in connection with the transaction and is no longer a series of the Trust. The Former Equity Income Fund reorganized with and into the PEA Growth & Income Fund in a transaction that took place on June 22, 2001. The Former Equity Income Fund (which at the time was named "PIMCO Equity Income Fund") liquidated in connection with the transaction and is no longer a series of the Trust. References in this Statement of Additional Information to the "Former Equity Income Fund" refer to the former series of the Trust that reorganized on June 22, 2001; references to the NFJ Equity Income Fund refer to the current series of the Trust. The Select World, Europe Growth, New Asia, Emerging Markets, Telecom Innovation, Electronics Innovation, Internet Innovation and Small-Cap Technology Funds liquidated on or about June 22, 2001, and are no longer series of the Trust. The 90/10 Portfolio and 30/70 Portfolio reorganized with and into the Asset Allocation Fund in a transaction that took place on October 26, 2001. The 90/10 Portfolio and 30/70 Portfolio liquidated in connection with the transaction and are no longer series of the Trust. The Healthcare Innovation Fund and the Select International Fund reorganized with and into the Innovation Fund and the RCM International Growth Equity Fund, respectively, in a transaction that took place on March 15, 2002. The Healthcare Innovation and Select International Funds were liquidated in connection with the transaction and are no longer series of the Trust. The Structured Emerging Markets Fund merged with and into the Tax-Efficient Structured Emerging Markets Fund in a transaction that took place on June 26, 2002. The Structured Emerging Markets Fund liquidated in connection with the transaction and is no longer a series of the Trust. The Global Innovation Fund and the Select Growth Fund reorganized with and into the Innovation Fund and the Growth Fund, respectively, in a transaction that took place on October 12, 2002. The Global Innovation and Select Growth Funds were liquidated in connection with the transaction and are no longer series of the Trust. The RCM Balanced Fund dissolved on June 30, 2002 and is no longer a series of the Trust.

         The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to its current name. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFAMCO Fund. The PIMCO RCM Funds were reorganized into the Trust on February 1, 2002 when shares of their predecessor funds, each a series of Dresdner RCM Global Funds, Inc., were exchanged for shares of the PIMCO RCM Funds.

         As of October 1, 2002, the adviser to each of the Funds is PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") (formerly, PIMCO Funds Advisors LLC). Prior to October 1, 2002, the PIMCO Advisors division of Allianz Dresdner Asset Management of America L.P. ("ADAM of America") was the adviser to each of the Funds. PIMCO Advisors Fund Management LLC is a wholly owned indirect subsidiary of ADAM of America. This change did not result in any change in the advisory or administrative services provided to or fees and expenses paid by the Funds.

         Each of the PIMCO Funds has recently changed its name by adding the initials of its subadviser to the beginning of its name. For example, the PEA Growth Fund, which is subadvised by PIMCO Equity Advisors, used to be named the Growth Fund only. For purposes of this Statement of Additional Information, the PIMCO Funds will be referred to by their former names (e.g., the "Growth Fund").

                       INVESTMENT OBJECTIVES AND POLICIES

         In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, a Fund may engage in each of the practices described below.

         The Asset Allocation Fund invests all of their assets in certain Funds and series of PIMS. PIMS is sometimes referred to in the Prospectuses as PIMCO
Funds: Pacific Investment Management Series. These Funds and other series in which the Asset Allocation Fund invests are referred to in this Statement as "Underlying PIMCO Funds." By investing in Underlying PIMCO Funds, the Asset Allocation Fund may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how its assets are allocated among the Underlying PIMCO Funds. The Asset Allocation Fund may also have an indirect investment interest in other securities and instruments utilized by the Underlying PIMCO Funds which are series of PIMS. These securities and instruments are described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and in the PIMS Statement of Additional Information. The PIMS Prospectus and Statement of Additional Information are incorporated in this document by reference. See "Investment Strategies of PIMCO Asset Allocation Fund--Incorporation by Reference" below.

         The Funds' sub-advisers, which are responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as "Sub-Advisers."

U.S. Government Securities

         U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Borrowing

         Subject to the limitations described under "Investment Restrictions" below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund's assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. For each of the PIMCO NACM Funds, all borrowings by each Fund cannot exceed one-third of that Fund's total assets. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees.

         In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will segregate assets determined to be liquid by the Adviser or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Funds' limitations on borrowings as specified under "Investment Restrictions" below.

Preferred Stock

         All Funds may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

Corporate Debt Securities

         All Funds may invest in corporate debt securities and/or hold their assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

         A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

         Among the corporate debt securities in which the Funds may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

         A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

         Under normal market conditions, each PIMCO RCM Fund except the RCM Emerging Markets Fund, RCM Mid-Cap Fund and RCM Small-Cap Fund may invest up to 20%, of its total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund and RCM Small Cap Fund may invest up to 20% of their total assets in U.S. Government debt obligations. Dresdner does not currently intend to purchase U.S. or foreign debt securities on behalf of the RCM International Growth Equity Fund except on an occasional basis when Dresdner believes that unusually attractive investments are available. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currency of emerging market countries that Dresdner believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the RCM Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by S&P, Moody's or another recognized international rating organization.

High Yield Securities ("Junk Bonds")

         Certain of the Funds may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Fund, or, if unrated, are of comparable quality in the opinion of the Fund's Sub-Adviser. A description of the ratings categories used is set forth in the Appendix to this Statement of Additional Information.

         A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P")) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody's and S & P's securities ratings are included in Appendix A.

         Certain Funds, particularly the Growth & Income Fund, the RCM Emerging Markets Fund and the RCM Global Equity Fund, may invest a portion of their assets in fixed income securities (including convertible securities) rated lower than Baa by Moody's or lower than BBB by S&P (including securities rated lower than B by Moody's or S&P) or, if not rated, determined by the Sub-Adviser to be of comparable quality. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in these Funds. Although each of the Funds that invests in high yield securities reserves the right to do so at any time, as of the date of this Statement of Additional Information, none of these Funds invest or has the present intention to invest more than 5% of its assets in high yield securities, except that the Growth & Income Fund may invest up to 10% of its assets in these securities and the RCM Emerging Markets Fund and the RCM Global Equity Fund are not currently bound by any investment limitation with respect to high yield securities. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt/fixed income securities. Each Fund of the Trust that may purchase high yield securities may continue to hold such securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities that are eligible for purchase by certain of the Funds are described as "speculative" by both Moody's and S&P.

         Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Fund's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as "zero-coupon" or "pay-in-kind" securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

         Prices of high yield/high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to economic downturns or individual corporate developments. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as zero-coupon or pay-in-kind securities may be affected to a greater extent by interest rate changes. See Appendix A to this Statement of Additional Information for further information regarding high yield/high risk securities. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

         Debt securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt/fixed income securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the debt/fixed income securities in a Fund's portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Loan Participations and Assignments

         Certain of the Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, a Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

         Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, a Fund's rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

         A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when the Adviser and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

         Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

         Certain of the Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, but generally do not allow the Fund to participate fully in appreciation resulting from any general decline in interest rates.

         Certain Funds may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality. See "Mortgage-Related and Asset-Backed Securities" below.

Tender Option Bonds

         The RCM Global Equity Fund may invest in tender option bonds, which are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

Zero Coupon, Pay-in-Kind and Step Coupon Securities

         The Funds, and particularly the Growth & Income and the RCM Global Equity Fund may invest in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or securities with a face value equal to the amount of the coupon payment that would have been made.

         Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), each Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon bonds or step coupon bonds. Because the Funds will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Funds may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In addition, such sales might be necessary even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

         Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Municipal Securities

         The RCM Global Equity Fund may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary. Such securities must be rated at least A by Standard & Poor's or Moody's.

         The Fund may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligation Securities

         Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Industrial Development and Pollution Control Bonds

         The RCM Global Equity Fund may invest in tax exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations

         The RCM Global Equity Fund may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

Short-Term Municipal Obligations

         The RCM Global Equity Fund may invest in short-term municipal obligations. These securities include the following:

         Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

         Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

         Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

         Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects receive permanent financing through FNMA or GNMA.

         Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Mortgage-Related and Asset-Backed Securities

         All Funds (except the PIMCO RCM Funds) that may purchase debt securities for investment purposes may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See "Collateralized Mortgage Obligations" below.

         Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

         Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

         Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

         FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

         Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

         Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

         CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

         Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

         Other Asset-Backed Securities. Similarly, the Adviser and Sub-Advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Consistent with a Fund's investment objectives and policies, the Adviser and Sub-Adviser also may invest in other types of asset-backed securities.

Convertible Securities

         Many of the Funds may invest in convertible securities. A Fund's Sub-Adviser will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

         Certain Funds may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

         The PIMCO RCM and PIMCO NACM Funds only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard & Poor's. The PIMCO RCM Funds will not invest more than 15% of their individual net assets in such synthetic securities.

Equity-Linked Securities

         The Tax-Efficient Structured Emerging Markets Fund may invest up to 15% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Non-U.S. Securities" in this Statement of Additional Information. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See "Derivative Instruments" below. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

         The PIMCO RCM Funds may invest in foreign equity-linked securities.

Non-U.S. Securities

         The Tax-Efficient Structured Emerging Markets and the PIMCO RCM Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities, including preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Tax-Efficient Structured Emerging Markets Fund may also invest in common stocks issued by foreign companies. The Growth & Income, Growth, Target and Opportunity Funds each may invest up to 15% of their respective assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The Value and Renaissance Funds may invest up to 25% of their respective assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The Innovation Fund may invest up to 40% of its assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The Tax-Efficient Equity Fund may invest in common stock of foreign issuers if included in the index from which the Funds' stocks are selected. The NACM Pacific Rim and NACM Global Funds may invest in foreign securities that are restricted against transfer within the United States or to Unites States persons.

         Each of the Funds may invest in ADRs. The Value, Renaissance, Growth, Target, Growth & Income, Opportunity, Innovation and Tax-Efficient Structured Emerging Markets Funds and the PIMCO RCM and PIMCO NACM Funds may invest in European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

         Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

         The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

         Special Risks of Investing in Russian and Other Eastern European Securities. The Tax-Efficient Structured Emerging Markets and RCM Europe Funds may each invest a significant portion of their assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investments in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

         In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

         Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the securities, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight.

While a Fund will endeavor to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

         Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Sub-Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Foreign Currencies

         The PIMCO NACM Funds and the Value, Renaissance, Growth & Income, Growth, Target, Opportunity, Innovation and Tax-Efficient Structured Emerging Markets Funds invest directly in foreign currencies and may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the PIMCO NACM Funds and the Tax-Efficient Structured Emerging Markets Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. The PIMCO RCM Funds (other than the RCM Mid-Cap Fund and RCM Small-Cap Fund) and the NACM Pacific Rim, NACM International and NACM Global Funds may employ currency management techniques to enhance their total returns, although there is no current intention to do so. A PIMCO RCM Fund may not employ more than 30% of the value of its total assets in currency management techniques for the purpose of enhancing returns. To the extent that such techniques are used to enhance returns, they are considered speculative. In addition, the PIMCO RCM Funds (other than the RCM Mid-Cap Fund and RCM Small-Cap Fund) and the PIMCO NACM Funds may enter into forward foreign currency exchange contracts, may buy and sell foreign currency futures contracts, foreign currencies and options on foreign currencies and foreign currency futures and enter into currency swaps transactions.

         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

         The PIMCO NACM Funds and the Tax-Efficient Structured Emerging Markets Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the PIMCO NACM Funds and the Tax-Efficient Structured Emerging Markets Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Sub-Adviser. The PIMCO NACM Funds (except for the NACM Global, NACM International and NACM Pacific Rim Funds) may enter into forward foreign currency exchange contracts for purposes of hedging only. The PIMCO RCM Funds and the NACM Global, NACM International and NACM Pacific Rim Funds may enter into forward foreign currency exchange contracts for purposes of hedging or to seek to increase total return when the Sub-Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. The PIMCO RCM and PIMCO NACM Funds may additionally enter into forward contracts to protect against anticipated changes in future foreign currency exchange rates. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

         Special Risks Associated with the Introduction of the Euro. The gradual introduction of a single currency, the euro, beginning on January 1, 1999 for participating European nations in the European Economic and Monetary Union presents unique uncertainties for European securities in the markets in which they trade and with respect to the operation of the Funds that invest in securities denominated in European currencies and other European securities. The introduction of the euro is resulting in the redenomination of European debt and equity securities over a period of time. Uncertainties raised by the introduction of the euro include whether the payment and operational systems of banks and other financial institutions will function correctly, whether clearing and settlement payment systems developed for the new currency will be suitable, the valuation and legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro, and possible adverse accounting or tax consequences that may arise from the transition to the euro. These or other factors could cause market disruptions and could adversely affect the value of securities and foreign currencies held by the Funds.

         Other Investment Companies. The laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances, each PIMCO RCM Fund may invest up to 10% (except for the RCM Mid-Cap Fund and RCM Small-Cap Fund) of the value of its total assets in other investment companies but, no more than 5% of its total assets in any one investment company. Each other Fund (except the PIMCO NACM Funds) may invest up to 5% of its assets in other investment companies. None of the PIMCO NACM Funds may invest in securities of other investment companies, except (a) that a PIMCO NACM Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as such Fund; (b) in compliance with the Investment Company Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving such Fund. No Fund may acquire more than 3% of the outstanding voting securities of any other investment company. If a Fund invests in other investment companies, it will bear its proportionate share of the other investment companies' management or administrative fees and other expenses. At the same time, the Fund would continue to pay its own management fees and other expenses.

Bank Obligations

         The Funds may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which
(1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

         Each Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

         The Value, Renaissance, Growth, Target, Growth & Income, Opportunity, Innovation and Tax-Efficient Structured Emerging Markets Funds limit their investments in foreign bank obligations to obligations of foreign banks (including United

States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world in terms of total assets;
(iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the relevant Sub-Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. Subject to each Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth above.

         Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "Foreign Securities" above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

         All Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of U.S. dollar-denominated obligations of domestic issuers, or, additionally for the Value, Renaissance, Growth, Target, Growth & Income, Opportunity, Innovation and Tax-Efficient Structured Emerging Markets Funds, foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, are (i) rated "P-1" or "P-2" by Moody's or "A-1" or "A-2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

         Each of the Funds may invest at least a portion of its assets in the following kinds of money market instruments: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. A Fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankee dollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations"); (3) commercial paper rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; (4) corporate obligations with a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two NRSROs, or, if rated by only one NRSRO, in such agency's highest grade, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; and (5) repurchase agreements with domestic commercial banks or registered broker-dealers.

Derivative Instruments

         The following describes certain derivative instruments and products in which certain Funds may invest and risks associated therewith.

         The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

         Options on Securities and Indexes. As described under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in the Prospectuses, certain Funds may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

         If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         OTC Options. The Value, Renaissance, Growth, Growth & Income, Target, Opportunity and Innovation Funds may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which certain Funds may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The PIMCO RCM Funds (other than the RCM Mid-Cap and RCM Small-Cap Funds) may similarly invest in dealer options.

         Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

         For each of the Renaissance, Growth, Target, Opportunity and Innovation Funds, in the case of a written call option on a securities index, the Fund will own corresponding securities whose historic volatility correlates with that of the index.

         Foreign Currency Options. The PIMCO NACM Funds and the Growth, Innovation, Growth & Income, Opportunity, Renaissance, Target, Tax-Efficient Structured Emerging Markets and Value Funds may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund's securities may be denominated. The PIMCO RCM Funds (other than the RCM Mid-Cap and RCM Small-Cap Funds) and the NACM Global, NACM International and NACM Pacific Rim Funds may additionally use currency options to cross-hedge or to increase total return when the Sub-Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in such Fund's portfolio. In addition, each of the Funds that may buy or sell foreign currencies may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

         Futures Contracts and Options on Futures Contracts. Certain Funds may use interest rate, foreign currency or index futures contracts. The Growth, Innovation, Growth & Income, Opportunity, Renaissance, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets, Value, NACM Global and NACM Pacific Rim Funds may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Growth, Innovation, Growth & Income, Opportunity, Renaissance, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets, Value, NACM Global and NACM Pacific Rim Funds may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC"). The Tax-Efficient Structured Emerging Markets Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust the Fund's exposure to a particular market. The Fund may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also avoid potential market and liquidity problems which may result from increases in positions already held by the Fund. The PIMCO RCM Funds (except for the RCM Mid-Cap and RCM Small-Cap Funds) and the PIMCO NACM Funds may enter into futures contracts for the purchase or sale of fixed income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed income securities and may also purchase call options and put options on securities or index futures contracts and each such Fund may also purchase and sell futures options on currencies. The PIMCO NACM Funds and the RCM Mid-Cap and RCM Small-Cap Funds may purchase and sell stock index futures contracts and options on such futures contracts as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities and not for speculation.

         An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index ("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

         A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

         The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

         A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

         Certain Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

         A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

         When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

         A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

         Limitations on Use of Futures and Futures Options. The Funds may only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds may enter into positions in futures contracts and related options for "bona fide hedging" purposes (as such term is defined in applicable regulations of the CFTC), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, certain Funds may utilize futures contracts for investment purposes. For instance, the Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, NACM Global and NACM Pacific Rim Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. In addition, the PIMCO RCM Funds and the PIMCO NACM Funds may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% or 25%, respectively, of the value of such Fund's net assets would be hedged. The RCM Mid-Cap and RCM Small-Cap Funds will not engage in transactions in stock index futures options for speculation, but only as a hedge against changes in the value of securities held in either Fund's portfolio, or securities which the Sub-Adviser intends to purchase for the portfolio resulting from actual or anticipated changes in general market conditions. Such transactions will only be effected when, in the view of the Sub-Adviser, they are economically appropriate for the reduction of risks inherent in the ongoing management of either Fund's investment portfolio.

         When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

         When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

         When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

         Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

         Swap Agreements. The Tax-Efficient Equity, RCM Europe and Tax-Efficient Structured Emerging Markets Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

         Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets and the RCM Europe Fund may enter into swaps only to the extent that the notional amount of all current swaps does not exceed 30% of its net assets.

         The RCM Global Equity Fund may enter into interest rate swaps, caps and floors and will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The RCM Global Equity Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one Nationally Recognized Rating Organization at the time of entering into such transaction. The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis.

         The PIMCO NACM Funds, for hedging purposes, may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The PIMCO NACM Funds will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

If the Fund enters into an interest rate or currency swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The PIMCO NACM Funds will not enter into any interest rate or currency swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least "high quality" by at least one Nationally Recognized Rating Organization at the time of entering into such transaction. The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Roll Transactions. In addition, the PIMCO NACM Funds and the RCM Global Equity Fund may participate in `roll' transactions which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitments, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. The Fund will not enter into roll transactions if, as a result, more than 50% of the Fund's net assets would be segregated to cover such contracts.

When-Issued, Delayed Delivery and Forward Commitment Transactions

         A Fund (except for the RCM Mid-Cap and RCM Small-Cap Funds) may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a delayed delivery basis. The PIMCO NACM Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.

     Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Certain Funds may enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Warrants to Purchase Securities

     Certain Funds may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. As a matter of operating policy, no PIMCO RCM Fund will invest more than 5% (10% for the RCM Mid-Cap Fund and RCM Small-Cap Fund) of its net assets in warrants.

Repurchase Agreements

     For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. The PIMCO RCM Funds will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the PIMCO RCM Fund's holdings of such repurchase agreements exceeds 10% (15%, in the case of the RCM Tax-Managed Growth Fund) of the value of the Fund's total assets. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counterparties.

Securities Loans

     Subject to certain conditions described in the Prospectuses and below, each of the Value, Equity Income, Basic Value, Tax-Efficient Equity, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap Value, Growth & Income, Target, Emerging Companies and Tax-Efficient Structured Emerging Markets Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 33 1/3% of its total assets; each of the PIMCO NACM Funds may make such loans amounting to no more than 30% of its total assets; and each of the Renaissance, Growth, Opportunity and Innovation Funds may make such loans amounting to no more than 25% of its total assets. The PIMCO RCM Funds may also make such loans to the extent permitted by the 1940 Act. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Advisers to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. Each Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

Stocks of Small and Medium Capitalization Companies

         Certain of the Funds may invest in common stock of companies with market capitalizations that are small compared to those of other publicly traded companies. Generally, small market capitalization is considered to be less than $1.5 billion and large market capitalization is considered to be more than $5 billion. Funds may also use a different metric for determining relative market capitalization. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

     Many of the Funds may also invest in stocks of companies with medium market capitalizations. Whether a U.S. issuer's market capitalization is medium is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalization of companies included in the S&P Mid Cap 400 Index may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Illiquid Securities

     Each Fund may invest in securities that are illiquid so long as no more than 15% (5% for the RCM Mid-Cap and RCM Small-Cap Funds) of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

     The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's or a Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Inflation-Indexed Bonds

     Certain Funds may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

     The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

     The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments" above. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitles a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Event-Linked Bonds

     Certain of the Funds may invest in "event-linked bonds." Event-linked bonds, which are sometimes referred to as "catastrophe bonds," are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities" in the Class A, B and C, Class D and Institutional Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Hybrid Instruments

     Certain of the Funds may invest in "hybrid" or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund. Accordingly, no Fund will invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Short Sales

     Each PIMCO RCM Fund (other than the RCM Mid-Cap Fund and RCM Small-Cap
Fund) and certain PIMCO NACM Funds may engage in short sales transactions. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

     The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

     In the view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account, or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by each Fund that may sell securities short will be "against the box", or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Investment Strategies of PIMCO Asset Allocation Fund - Incorporation by
Reference

     The Asset Allocation Fund invests all of its assets in Underlying PIMCO Funds, which include certain Funds of the Trust and series of PIMS as specified in the Prospectuses. By investing in Underlying PIMCO Funds, the Asset Allocation Fund may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds described above. It may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds which are series of PIMS. The PIMS series and their attendant risks as described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and PIMS Statement of Additional Information, which are included in the PIMS registration statement (File Nos. 033-12113 and 811-5028) on file with the Securities and Exchange Commission and are incorporated into this document by reference. The PIMS documents may be obtained free of charge by calling PIMCO Advisors Distributors LLC at 1-800-426-0107.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     The investment restrictions set forth below are fundamental policies of the Renaissance, Growth, Target, Opportunity and Innovation Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions:

     (1) each of the above-mentioned Funds may borrow money to the maximum
         ----
extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the Innovation Fund only, this fundamental
                                                 ----
restriction is as follows: the Innovation Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

     (2) none of the above-mentioned Funds may pledge, hypothecate, mortgage or
         ----
otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (3) none of the above-mentioned Funds may underwrite securities issued by
         ----
other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (4) none of the above-mentioned Funds may purchase or sell real estate,
         ----
although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     (5) none of the above-mentioned Funds may acquire more than 10% of the
         ----
voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;

     (6) none of the above-mentioned Funds may concentrate more than 25% of the
         ----
value of its total assets in any one industry, except that the Innovation Fund will each concentrate more than 25% of its assets in companies which use innovative technologies to gain a strategic, competitive advantage in their industry as well as companies that provide and service those technologies;

     (7) none of the above-mentioned Funds may purchase or sell commodities or
         ----
commodity contracts except that the Funds may purchase and sell financial futures contracts and related options;

     (8) none of the above-mentioned Funds may make loans, except by purchase of
         ----
debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the Target Fund); and

     (9) none of the above-mentioned Funds may issue senior securities, except
         ----
insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     Notwithstanding the provisions of fundamental investment restrictions (1) and (9) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment objective of each of the above-referenced Funds and the Mega-Cap, Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets, Growth & Income, Equity Income and Basic Value Funds is non-fundamental and may be changed with respect to each such Fund by the Trustees without shareholder approval.

     Except as otherwise set forth below, the investment restrictions set forth below are fundamental policies of each of the Value, Tax-Efficient Equity, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap Value, Growth & Income, Emerging Companies, Tax-Efficient Structured Emerging Markets, Equity Income and Basic Value Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. The investment objective of each of these Funds (with the exception of the Mega-Cap, Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets, Growth & Income, Equity Income and Basic Value Funds) is also fundamental and may not be changed without such shareholder approval. Under the following restrictions:

     (1) none of the above-mentioned Funds may invest in a security if, as a
         ----
result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

     (2) none of the above-mentioned Funds may with respect to 75% of its
         ----
assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (3) none of the above-mentioned Funds may with respect to 75% of its
         ----
assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (4) none of the above-mentioned Funds may purchase or sell real estate,
         ----
although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (5) none of the above-mentioned Funds may purchase or sell commodities or
         ----
commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (6) none of the above-mentioned Funds may purchase securities on margin,
         ----
except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

     (7) each of the above-mentioned Funds may borrow money to the maximum
         ----
extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the Mid-Cap Fund only, this fundamental investment
                                              ----
restriction is as follows: the Mid-Cap Fund may not borrow money, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Fund's assets);

     (8) none of the above-mentioned Funds may issue senior securities, except
         ----
insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (9) none of the above-mentioned Funds may lend any funds or other assets,
         ----
except that such Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; and

     (10) none of the above-mentioned Funds may act as an underwriter of
          ----
securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (7) and (8) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment restrictions set forth below are fundamental policies of the Asset Allocation Fund and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions:

     (1) the Asset Allocation Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

     (2) the Asset Allocation Fund may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, as amended;

     (3) the Asset Allocation Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (4) the Asset Allocation Fund may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (5) the Asset Allocation Fund may not borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and
(ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

     (6) the Asset Allocation Fund may not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (7) the Asset Allocation Fund may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies:
(a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust; and

     (8) the Asset Allocation Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (5) and (6) above, the Asset Allocation Fund may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of the Fund, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (5).

     Notwithstanding any other fundamental investment restriction or policy, the Asset Allocation Fund may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Fund.

     The investment objective of the Asset Allocation Fund is non-fundamental and may be changed by the Trustees without shareholder approval.

     Each of the PIMCO RCM Funds has adopted certain investment restrictions that are fundamental policies and that may not be changed without shareholder approval by the vote of a majority of the Fund's outstanding voting securities.

     In the case of the PIMCO RCM Funds (other than the RCM Mid-Cap Fund and the RCM Small-Cap Fund), these restrictions provide that a Fund may not:
                                                                ---
                                       33

     (1) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that (i) the RCM Global Technology Fund will concentrate more than 25% of its assets in the technology industry, (ii) the RCM Global Healthcare Fund will concentrate more than 25% of its assets in the healthcare industry, and (iii) the RCM Biotechnology Fund will concentrate more than 25% of its assets in the biotechnology industry.

     (2) Acquire more than 10% of the outstanding voting securities of any one issuer.

     (3) Invest in companies for the purpose of exercising control or management.

     (4) Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. A Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit a Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options.

     (5) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

     (6) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. A Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% (15%, in the case of the RCM Tax-Managed Growth Fund and the RCM Global Equity Fund) of the value of the Fund's total assets.

     (7) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities.

     (8) Invest more than 15% (10% for the RCM International Growth Equity Fund) of the value of its net assets in securities that are illiquid;

     (9) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

     (10) Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than unaffiliated broker-dealers.

     (11) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC.

     (12) Issue senior securities, except that the Fund may borrow money as permitted by fundamental investment restriction (4) above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions.

     (13) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     In addition, the RCM Global Technology Fund, the RCM Global Healthcare Fund and the RCM Biotechnology Fund each will measure the percentage of its assets in a particular industry by reference to a customized set of industry and sector groups for classifying securities (the "DRCM Codes"). The DRCM Codes are based on an expanded Morgan Stanley Capital International ("MSCI") and Standard & Poor's ("S&P") industry classification model, modified to be more representative of global investing and more applicable to growth industries and their subindustries.

     In the case of the RCM Mid-Cap Fund, these restrictions provide that the Fund may not:

     (1) Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

     (2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

     (3) Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

     (4) Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

     (5) Invest in companies for the purpose of exercising control or management;

     (6) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) Borrow amounts in excess of 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. The Fund will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

     (8) Issue senior securities as defined in the 1940 Act, except that the Fund may borrow money as permitted, by fundamental investment restriction (7) above. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities.

     (9) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

     (10) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the value of the Fund's total assets;

     (11) Make short sales of securities;

     (12) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities, or invest more than 5% of the value of its net assets in securities that are illiquid;

     (13) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

     (14) Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

     (15) Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than otherwise unaffiliated broker-dealers;

     (16) Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

     (17) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contract except for stock index futures and related options.

     In the case of the RCM Small-Cap Fund, these restrictions provide that the Fund may not:

     (1) Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

     (2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

     (3) Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

     (4) Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

     (5) Invest in companies for the purpose of exercising control or management;

     (6) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) Issue senior securities, except that the Fund may borrow amounts, up to 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities. The Fund may engage in activities listed in fundamental investment restriction (9), but will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

     (8) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

     (9) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities; and (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations. Notwithstanding the foregoing, the Fund may: (i) enter into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) loan portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements and other illiquid securities exceeds 5% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the Fund's net assets;

     (10) Make short sales of securities;

     (11) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities, or invest more than 5% of the value of its net assets in securities that are illiquid;

     (12) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the 1933 Act. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

     (13) Participate on a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

     (14) Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than otherwise unaffiliated broker-dealers;

     (15) Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

     (16) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contracts except for stock index futures and related options.

     The investment restrictions set forth below are fundamental policies of each of the PIMCO NACM Funds and may not be changed with respect to a PIMCO NACM Fund without shareholder approval by the vote of a majority of that Fund's outstanding voting securities. Under these restrictions:

     (1) none of the PIMCO NACM Funds may purchase more than 10% of the
         ----
outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

     (2) none of the PIMCO NACM Funds may concentrate more than 25% of the value
         ----
of its total assets in any one industry;

     (3) none of the PIMCO NACM Funds may purchase or sell real estate, although
         ----
it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     (4) none of the PIMCO NACM Funds may make loans, except by purchase of debt
         ----
obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 30% of its total assets;

     (5) each of the PIMCO NACM Funds may borrow money to the maximum extent
         ----
permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

     (6) none of the PIMCO NACM Funds may pledge, hypothecate, mortgage or
         ----
otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (5) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (7) none of the PIMCO NACM Funds may underwrite securities issued by other
         ----
persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (8) none of the PIMCO NACM Funds may issue senior securities, except
         ----
insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security; and

     (9) none of the PIMCO NACM Funds may enter into transactions for the
         ----
purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

     Notwithstanding the provisions of fundamental investment restrictions (5) and (8) above, each of the PIMCO NACM Funds may borrow money for temporary defensive administrative purposes. To the extent that borrowings for temporary defensive administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment objective of each of the PIMCO NACM Funds is non-fundamental and may be changed by the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

     Each Fund (except the Asset Allocation Fund and the PIMCO RCM Funds) is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) and, unless otherwise indicated, may not:
    ---

     (1) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, (d) OTC options (to the extent described above under "Derivative Instruments -- OTC Options"), and (e) IO/PO SMBS (as described above under "Mortgage-Related and Asset-Backed Securities -- Stripped Mortgage - Backed Securities") if, as a result, more than 15% of a Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c),
(d) and (e) above. For the purpose of this restriction, securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b);

     (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

     (3) (other than the NACM Global, NACM International and NACM Pacific Rim Funds) make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns or has the right to acquire securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

     (4) purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the 1933 Act and Section 4(2) commercial paper) if, as a result, such investments would exceed 15% of the value of the net assets of the relevant Fund;

     (5) write (sell) or purchase options except that each Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase, and (c) each Fund may engage in options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments; provided that the premiums paid by each Fund on all outstanding options it has purchased do not exceed 5% of its total assets (this restriction does not apply to the PIMCO NACM Funds). Each Fund may enter into closing sale transactions with respect to options it has purchased;

     (6) invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees);

     (7) borrow money, except for temporary administrative purposes as provided above and as provided in the fundamental investment restrictions set forth above;

     (8) with respect to the PIMCO NACM Funds only, invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs;

     (9) with respect to the PIMCO NACM Funds only, lend any securities from its portfolio unless the value of the collateral received therefore is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily;

     (10) with respect to the PIMCO NACM Funds only, invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund; (b) in compliance with the 1940 Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund; or

     (11) with respect to the PIMCO NACM Funds only, purchase or write options on securities, except for hedging purposes (except in the case of the Global and Pacific Rim Funds, which may do so for non-hedging purposes) and then only if
(i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets; (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets; (iii) not more than 25% of a Fund's net assets would be hedged; and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund. Each PIMCO NACM Fund may enter into closing sale transactions with respect to options it has purchased.

     The Trust has not adopted any non-fundamental investment restrictions or policies for the Asset Allocation Fund.

     Each PIMCO RCM Fund (other than the RCM Mid-Cap Fund and RCM-Small Cap
Fund) has adopted the following investment restriction that is not a fundamental policy and may be changed by the Board of Trustees without approval of the Fund's outstanding voting securities. This restriction provides that a Fund may not participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

     The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

     Unless otherwise indicated, all limitations applicable to a Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of a Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund's total assets will not require the Fund to dispose of an investment until the Adviser or Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The phrase "shareholder approval," as used in the Prospectuses, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Restrictions Relating to Rule 35d-1 under the 1940 Act

Certain Funds have adopted policies pursuant to Rule 35d-1(a)(3)(i) under the 1940 Act. Such Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a)(3)(i). References to assets below refer to net assets plus borrowings made for investment purposes. Under such policies:

     1. The Mid-Cap Fund normally invests at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies.

     2. The Equity Income Fund normally invests at least 80% of its assets in equity securities.

     3. The Small-Cap Value Fund normally invests at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment.

     4. The Tax-Efficient Equity Fund normally invests at least 80% of its assets in equity securities.

     5. The Tax-Efficient Structured Emerging Markets Fund normally invests at least 80% of its assets in common stocks of companies located in, or whose principal business operations are based in, emerging markets ("emerging market issuers"). The Fund considers emerging market issuers to be issuers that are members of the International Finance Corporations Investable Composite Index or the MSCI Emerging Markets Free Index.

     6. The RCM Global Small-Cap Fund normally invests at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the MSCI World Small Cap Index.

     7. The RCM Global Technology Fund normally invests at least 80% of its assets in common stocks of companies in the technology industry.

     8. The RCM Global Healthcare Fund normally invests at least 80% of its assets in equity securities of companies in the healthcare industry.

     9. The RCM Large-Cap Growth Fund normally invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion.

     10. The RCM Mid-Cap Fund normally invests at least 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those in the Russell Mid-Cap Growth Index.

     11. The RCM Small-Cap Fund normally invests at least 80% of its net assets in equity securities of companies with market capitalizations comparable to those of companies included in the Russell 2000 Index.

     12. The RCM Biotechnology Fund normally invests at least 80% of its assets in equity securities of companies in the biotechnology industry.

     13. The RCM Europe Fund normally invests at least 80% of its assets in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe.

     14. The RCM Global Equity Fund normally invests at least 80% of its assets in a diversified portfolio of equity and equity related securities.

     15. The RCM Emerging Markets Fund normally invests at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market countries to be any country that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country.

     16. The NACM Core Equity Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. Generally, large companies are those with market capitalizations similar to the Russell 1000 Index as measured at the time of purchase.

     17. The NACM Pacific Rim Fund normally invests at least 80% of its assets in equity securities of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries;
(ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or
(iv) the principal trading market for a class of their securities is in a Pacific Rim country.

     18. The RCM International Growth Equity Fund normally invests at least 80% of its assets in equity securities of non-U.S. companies.

     19. The Mega-Cap Fund normally invests at least 80% of its assets in common stocks with very large market capitalizations, defined as the 250 largest publicly traded companies (in terms of market capitalization) in the U.S.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and any other directorships held by the Trustees of the Trust are listed in the tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.


                                       Independent Trustees
--------------------------------------------------------------------------------------------------------------
                                                                             Number of
                                                                             Portfolios
                                   Term of                                   in Fund
                                   Office and     Principal                  Complex         Other
Name                Position(s)    Length of      Occupation(s)              Overseen        Directorships
Address             Held with      Time           During Past                by              held by
And Age             Trust          Served*        5 Years                    Trustee         Trustee
--------------------------------------------------------------------------------------------------------------
E. Philip Cannon    Trustee        5 years        President, Houston Zoo.      107           PIMCO Funds:
Age 61                                            Formerly, Proprietor,                      Pacific
                                                  Cannon & Company, an                       Investment
                                                  affiliate of Inverness                     Management
                                                  Management LLC, (a                         Series, PIMCO
                                                  private equity                             Commercial
                                                  investment firm);                          Mortgage
                                                  Headmaster, St. John's                     Securities
                                                  School, Houston, Texas.                    Trust, Inc.,
                                                                                             PIMCO Variable
                                                                                             Insurance Trust
--------------------------------------------------------------------------------------------------------------
Donald P. Carter    Trustee        5 years        Retired.  Formerly,        39              None
Age 75                                            Chairman, Executive Vice
                                                  President and Director,
                                                  Cunningham & Walsh,
                                                  Inc., Chicago, an
                                                  advertising agency;
                                                  Chairman and Director,
                                                  Moduline Industries,
                                                  Inc., a manufacturer of
                                                  commercial windows and
                                                  curtain walls.
--------------------------------------------------------------------------------------------------------------
Gary A. Childress   Trustee        5 years        Private investor.          39              None
Age 68                                            Formerly, Chairman and
                                                  Director, Bellefonte
                                                  Lime Company, Inc., a
                                                  calcitic lime producer,
                                                  and partner in GenLime,
                                                  L.P.

--------------------------------------------------------------------------------------------------------------
Theodore J. Coburn  Trustee   less than 1 year    Senior Vice                39              Chairman and
Age 49                                            President--Corporate                        Director, two
                                                  Client Group, NASDAQ                       registered
                                                  Stock Market.  Formerly,                   investment
                                                  Partner, Brown, Coburn &                   companies in
                                                  Co. (investment banking                    the PIMCO
                                                  firm); Associate,                          Advisors Fund
                                                  Harvard Graduate School                    Complex and
                                                  of Education; Director,                    Director, two
                                                  Belenos Inc.  (private                     registered
                                                  company) and Church                        investment
                                                  Plaza Inc. (private                        companies in
                                                  company).                                  the PIMCO
                                                                                             Advisors Fund
                                                                                             Complex;
                                                                                             Director, Video
                                                                                             Update, Inc.
                                                                                             (retail) and
                                                                                             Measurement
                                                                                             Specialties,
                                                                                             Inc.
                                                                                             (industrial
                                                                                             transducer
                                                                                             industry).
--------------------------------------------------------------------------------------------------------------
W. Bryant Stooks    Trustee        5 years        President, Bryant          39              None
Age 62                                            Investments, Ltd.;
                                                  President, Ocotillo At
                                                  Price, LLC; Director,
                                                  American Agritec LLC, a
                                                  manufacturer of
                                                  hydrophonics products;
                                                  and Director, Valley
                                                  Isle Excursions, Inc., a
                                                  tour operator.
                                                  President, Senior Vice
                                                  President, Director and
                                                  Chief Executive Officer,
                                                  Archirodon Group Inc.,
                                                  an international
                                                  construction firm.
--------------------------------------------------------------------------------------------------------------
Gerald M. Thorne   Trustee        5 years         Director, VPI Inc., a      39              None
Age 64                                            plastics company, and
                                                  American Orthodontics
                                                  Corp., an orthodontics
                                                  manufacturer.
                                                  Formerly,  President and
                                                  Director, Firstar
                                                  National Bank of
                                                  Milwaukee and  Firstar
                                                  National Bank of
                                                  Sheboygan; Director,
                                                  Bando-McGlocklin, a
                                                  small business
                                                  investment company and
                                                  Kaytee Products, a
                                                  birdseed company, and
                                                  Schrier Malt.
--------------------------------------------------------------------------------------------------------------






                                               Interested Trustees
--------------------------------------------------------------------------------------------------------------
                                                                             Number of
                                                                             Portfolios
                                                                             in
                                   Term of                                   Fund
                                   Office and     Principal                  Complex         Other
Name                Position(s)    Length of      Occupation(s)              Overseen        Directorships
Address             Held with      Time           During Past                by              held by
And Age             Trust          Served*        5 Years                    Trustee         Trustee
--------------------------------------------------------------------------------------------------------------
Stephen J.          Trustee,       5 years        Managing Director, ADAM    39              Chairman and
Treadway*           President                     of America L.P.;                           Director, eight
2187 Atlantic       and Chief                     Managing Director and                      registered
Street              Executive                     Chief Executive Officer,                   investment
Stamford, CT 06902  Officer                       PIMCO Advisors                             companies in
Age 55                                            Distributors LLC;                          the ADAM of
                                                  Managing Director and                      America Fund
                                                  Chief Executive Officer,                   Complex and six
                                                  PIMCO Advisors Fund                        additional
                                                  Management LLC.                            registered
                                                                                             investment
                                                                                             companies.
--------------------------------------------------------------------------------------------------------------

*Trustee is an "interested person" of the Trust (as defined in Section 2(a) (19) of the 1940 Act). Please see the table under "Certain Affiliations" for information about the relationships that cause Mr. Treadway to be an interested person.

                                             Officers
------------------------------------------------------------------------------------------------------------------
                                     Term of
                                     Office and     Principal
Name                Position(s)      Length of      Occupation(s)
Address             Held with        Time           During Past
And Age             Trust            Served*        5 Years
-----------------------------------------------------------------------------------------------------------------
Newton B.           Vice President   5 years        Managing Director, Chief Administrative Officer, General
Schott,             and Secretary                   Counsel and Secretary, PIMCO Advisors Distributors.
Jr.                                                 Managing Director, Chief Legal Officer and Secretary, PIMCO
2187 Atlantic                                       Advisors Fund Management LLC.
Street
Stamford, CT 06902
Age 60
------------------------------------------------------------------------------------------------------------------
Jeffrey M. Sargent  Vice President   5 years        Senior Vice President, PIMCO, PIMCO Funds: Pacific
Age 39                                              Investment Management Series, PIMCO Commercial Mortgage
                                                    Securities Trust, Inc., PIMCO Variable Insurance Trust and
                                                    PIMCO Strategic Global Government Fund, Inc.  Formerly, Vice
                                                    President, PIMCO.
------------------------------------------------------------------------------------------------------------------
Henrik P. Larsen    Vice President   1 year         Vice President, PIMCO, PIMCO Funds:  Pacific Investment
Age 32                                              Management Series, PIMCO Commercial Mortgage Securities
                                                    Trust, Inc., PIMCO Variable Insurance Trust and PIMCO
                                                    Strategic Global Government Fund, Inc.  Formerly, Manager,
                                                    PIMCO.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
John K. Schneider   Vice President   1 year         Senior Portfolio Manager and Managing Director, PIMCO Equity
Age 38                                              Advisors LLC.  Formerly, Portfolio Manger and Partner,
                                                    Schneider Capital Management.
------------------------------------------------------------------------------------------------------------------
John P. Hardaway    Treasurer        5 years        Senior Vice President, PIMCO; and Treasurer, PIMCO Funds:
Age 45                                              Pacific Investment Management Series, PIMCO Commercial
                                                    Mortgage Securities Trust, Inc., PIMCO Variable Insurance
                                                    Trust and PIMCO Strategic Global Government Fund, Inc.
                                                    Formerly, Vice President, PIMCO.
------------------------------------------------------------------------------------------------------------------
Garlin G. Flynn     Assistant        5 years        Specialist, PIMCO; and Secretary, PIMCO Funds: Pacific
Age 56              Secretary                       Investment Management Series, PIMCO Commercial Mortgage
                                                    Securities Trust, Inc., PIMCO Variable Insurance Trust and
                                                    PIMCO Strategic Global Government Fund, Inc.  Formerly,
                                                    Senior Fund Administrator, PIMCO.
-----------------------------------------------------------------------------------------------------------------
Erik C. Brown       Assistant        1 year         Vice President, PIMCO; and Assistant Treasurer, PIMCO Funds:
Age 35              Treasurer                       Pacific Investment Management Series, PIMCO Commercial
                                                    Mortgage Securities Trust, Inc., PIMCO Variable Insurance
                                                    Trust and PIMCO Strategic Global Government Fund, Inc.
                                                    Formerly, tax consultant with Deloitte & Touche LLP and
                                                    PricewaterhouseCoopers LLP.
------------------------------------------------------------------------------------------------------------------

Please see the following table for information about relationships between the Trust's officers and certain of the Trust's affiliates.

Certain Affiliations

The following table lists the positions held by the Trust's officers and any Trustee who is an "interested person" of the Trust with affiliated persons or principal underwriters of the Trust:

-------------------------------------------------------------------------------------------------------------
                                                                        Positions held with
                                                                       affiliated persons or
                                                                       principal underwriters
                         Name                                               of the Trust
-------------------------------------------------------------------------------------------------------------
Stephen J. Treadway                                     Managing Director, ADAM of America L.P.; Managing
                                                        Director and Chief Executive Officer, PIMCO
                                                        Advisors Distributors LLC; Managing Director and
                                                        Chief Executive Officer, PIMCO Advisors Fund
                                                        Management LLC; Chairman and Director, six
                                                        registered investment companies in the fund complex
                                                        that includes funds advised by ADAM of America L.P.
                                                        (the "ADAM of America Fund Complex") and six
                                                        additional registered investment companies.
-------------------------------------------------------------------------------------------------------------
Newton B. Schott, Jr.                                   Managing Director, Chief Administrative Officer,
                                                        Secretary and General Counsel, PIMCO Advisors
                                                        Distributors; Managing Director, Chief Legal
                                                        Officer and Secretary, PIMCO Advisors Fund
                                                        Management LLC; President, Municipal Advantage
                                                        Fund, Inc.; Vice President and Secretary, five
                                                        registered investment companies in the ADAM of
                                                        America Fund Complex; Executive Vice-President and
                                                        Secretary, six registered investment companies in
                                                        the ADAM of America Fund Complex.
-------------------------------------------------------------------------------------------------------------
Jeffrey M. Sargent                                      Senior Vice President, PIMCO, PIMCO Funds: Pacific
                                                        Investment Management Series, PIMCO Commercial
                                                        Mortgage Securities Trust, Inc., PIMCO Variable
                                                        Insurance Trust and PIMCO Strategic Global
                                                        Government Fund, Inc.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Henrik P. Larsen                                        Vice President, PIMCO, PIMCO Funds: Pacific
                                                        Investment Management Series, PIMCO Commercial
                                                        Mortgage Securities Trust, Inc., PIMCO Variable
                                                        Insurance Trust and PIMCO Strategic Global
                                                        Government Fund, Inc.
-------------------------------------------------------------------------------------------------------------
John K. Schneider                                       Senior Portfolio Manager and Managing Director,
                                                        PIMCO Equity Advisors LLC.
-------------------------------------------------------------------------------------------------------------
John P. Hardaway                                        Senior Vice President, PIMCO; and Treasurer, PIMCO
                                                        Funds: Pacific Investment Management Series, PIMCO
                                                        Commercial Mortgage Securities Trust, Inc., PIMCO
                                                        Variable Insurance Trust and PIMCO Strategic Global
                                                        Government Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Garlin G. Flynn                                         Specialist, PIMCO; and Secretary, PIMCO Funds:
                                                        Pacific Investment Management Series, PIMCO
                                                        Commercial Mortgage Securities Trust, Inc., PIMCO
                                                        Variable Insurance Trust and PIMCO Strategic Global
                                                        Government Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Erik C. Brown                                           Vice President, PIMCO; and Assistant Treasurer,
                                                        PIMCO Funds: Pacific Investment Management Series,
                                                        PIMCO Commercial Mortgage Securities Trust, Inc.,
                                                        PIMCO Variable Insurance Trust and PIMCO Strategic
                                                        Global Government Fund, Inc.
-------------------------------------------------------------------------------------------------------------

Committees of the Board of Trustees

     The Trust's Dividend Committee is composed of all of the members of the Trust's Board of Trustees. The Dividend Committee has the power to declare dividends from the net investment income and distributions from the net capital gains of each Fund, in accordance with each Fund's distribution policies as set forth in the Trust's Prospectuses and this Statement of Additional Information. The amount of each such dividend or distribution is determined with a view toward distributing annually substantially all of each Fund's net investment income and net realized capital gains, if any, after giving effect to any available capital loss carry-over. The Board, acting as the Dividend Committee, approves all dividends annually.

     The Trust's Audit Oversight Committee is composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Coburn, Stooks and Thorne). The principal function of the Audit Oversight Committee is to provide assistance to the Trustees in fulfilling their responsibility to shareholders and potential shareholders relating to fund accounting, reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Audit Oversight Committee convened four times during the fiscal year ended June 30, 2002.

     The Trust's Valuation Committee is composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Coburn, Stooks and Thorne). The Valuation Committee has been delegated responsibility by the Trust's Board of Trustees for making determinations of the fair value of the Funds' securities on behalf of the Board in accordance with the Funds' valuation procedures. The Valuation Committee convened twenty times during the fiscal year ended June 30, 2002.

     The Trust's Nominating Committee is composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Coburn, Stooks and Thorne). The Nominating Committee's responsibilities include the screening and nomination of candidates for election to the Board of Trustees as independent trustees of the Trust. This committee does not normally consider nominees recommended by shareholders. The Nominating Committee convened three times during the fiscal year ended June 30, 2002.

Securities Ownership

     For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2001:

-------------------------------------------------------------------------------------------------------------
                                     Dollar Range of Equity            Aggregate Dollar Range of Equity
       Name of Trustee                    Securities in             Securities in All Registered Investment
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                  Investment
                                  Each Fund or Series Overseen      Companies Overseen by Trustee in Family
                                         by the Trustee                     of Investment Companies
-------------------------------------------------------------------------------------------------------------
                                Ranges:                            Ranges:
                                --------                           --------
                                      None                               None
                                      $1-$10,000                         $1-$10,000
                                      $10,001-$50,000                    $10,001-$50,000
                                      $50,001-$100,000                   $50,001-$100,000
                                      Over $100,000                      Over $100,000
-------------------------------------------------------------------------------------------------------------

E. Philip Cannon                                                   Over $100,000
-------------------------------------------------------------------------------------------------------------
                    Innovation  Over $100,000
-------------------------------------------------------------------------------------------------------------
                        Growth  Over $100,000
-------------------------------------------------------------------------------------------------------------
                        Target  Over $100,000
-------------------------------------------------------------------------------------------------------------
Donald P. Carter                                                   Over $100,000
-------------------------------------------------------------------------------------------------------------
                   Renaissance  $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
                         Value  Over $100,000
-------------------------------------------------------------------------------------------------------------
          Capital Appreciation  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
             Global Innovation  $1-$10,000
-------------------------------------------------------------------------------------------------------------
                        Growth  $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
                    Innovation  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
                Mid-Cap Growth  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
                 Select Growth  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
                        Target  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
               Growth & Income  $1-$10,000
-------------------------------------------------------------------------------------------------------------
                 Equity Income  $1-$10,000
-------------------------------------------------------------------------------------------------------------
                   Opportunity  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
Gary A. Childress                                                  Over $100,000
-------------------------------------------------------------------------------------------------------------
                        Target  Over $100,000
-------------------------------------------------------------------------------------------------------------
                Mid-Cap Growth  Over $100,000
-------------------------------------------------------------------------------------------------------------
                   Renaissance  Over $100,000
-------------------------------------------------------------------------------------------------------------
                         Value  Over $100,000
-------------------------------------------------------------------------------------------------------------
                   Opportunity  $1-$10,000
-------------------------------------------------------------------------------------------------------------
             RCM International  $1-$10,000
-------------------------------------------------------------------------------------------------------------
          Capital Appreciation  $1-$10,000
-------------------------------------------------------------------------------------------------------------
                    Innovation  $1-$10,000
-------------------------------------------------------------------------------------------------------------
               Growth & Income  $1-$10,000
-------------------------------------------------------------------------------------------------------------
               Small-Cap Value  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
W. Bryant Stooks                                                   Over $100,000
-------------------------------------------------------------------------------------------------------------
                        Target  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
                   Renaissance  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
             RCM Global Equity  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
Gerald M. Thorne                                                   Over $100,000
-------------------------------------------------------------------------------------------------------------
                        Target  $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
                        Growth  $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
             Global Innovation  Over $100,000
-------------------------------------------------------------------------------------------------------------
                 Select Growth  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
Theodore J. Coburn              None                               None
-------------------------------------------------------------------------------------------------------------
Stephen J. Treadway                                                Over $100,000
-------------------------------------------------------------------------------------------------------------
                        Growth  Over $100,000
-------------------------------------------------------------------------------------------------------------
                    Innovation  Over $100,000
-------------------------------------------------------------------------------------------------------------
                   Renaissance  Over $100,000
-------------------------------------------------------------------------------------------------------------
                         Value  Over $100,000
-------------------------------------------------------------------------------------------------------------

     For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2001:


                         Name of Owners
                               and
                          Relationships                                       Value of         Percent of
    Name of Trustee        to Trustee        Company      Title of Class     Securities          Class
E. Philip Cannon               N/A             N/A             N/A              N/A               N/A
Donald P. Carter               N/A             N/A             N/A              N/A               N/A
Gary A. Childress              N/A             N/A             N/A              N/A               N/A
W. Bryant Stooks               N/A             N/A             N/A              N/A               N/A
Gerald M. Thorne               N/A             N/A             N/A              N/A               N/A
Theodore J. Coburn             N/A             N/A             N/A              N/A               N/A

Trustees' Compensation

     Trustees, other than those affiliated with ADAM of America, a Sub-Adviser, or Pacific Investment Management, receive a quarterly retainer of $14,250, plus $3,000 for each Board of Trustees meeting attended in person and $1,500 for each meeting attended telephonically and $1,500 for each Audit and Performance Committee meeting attended in person, plus reimbursement of related expenses. The Chairman of the Audit and Performance Committees receives an additional annual retainer of $3,000, the Chairman of the Independent Trustees receives an additional annual retainer of $7,000, and each Vice Chairman of the Independent Trustees receives an additional annual retainer of $4,000. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with extraordinary Fund activities or circumstances, the Trustee shall be compensated for such services at the rate of $2,000 per day, plus reimbursement of reasonable expenses. Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below), although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1997, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan.

     The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 2002 (other Trustees who are interested persons of the Trust and officers of the Trust receive no compensation from the Trust):

                                                  Pension or                             Total Compensation
                                                  Retirement                               from Trust and
                              Aggregate        Benefits Accrued      Estimated Annual    Fund Complex/1/ Paid
Name of Person, Position     Compensation      as Part of Trust       Benefits Upon          to Trustees
                              from Trust           Expenses             Retirement
E. Philip Cannon/2/              $75,750                $0                    $0                $186,471
Donald P. Carter                 $86,750                $0                    $0                $ 90,791
Gary A. Childress                $78,125                $0                    $0                $ 80,353
Theodore J.                      $18,750                $0                    $0                $ 18,750
Coburn/3/
Richard L. Nelson/4/             $52,750                $0                    $0                $147,744
Lyman W.                         $52,000                $0                    $0                $146,587
Porter/2/,/4/
Alan Richards/4/                 $53,750                $0                    $0                $159,060
W. Bryant Stooks                 $78,125                $0                    $0                $ 80,921
Gerald M. Thorne/2/              $75,750                $0                    $0                $ 79,525


As disclosed in more detail in the Shareholders' Guide, each Fund may sell its Class A shares at net asset value without a sales charge to current or retired officers, trustees, directors or employees of either the Trust, ADAM of America, Pacific Investment Management Company or the Distributor, other affiliates of ADAM of America at the discretion of ADAM of America, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.

Codes of Ethics

     The Trust, PIMCO Advisors Fund Management, PIMCO Equity Advisors, Cadence, NFJ, Parametric, Dresdner, Nicholas-Applegate and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

Investment Adviser

     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") serves as investment adviser to each of the Funds pursuant to an investment advisory agreement ("Advisory Agreement") between PIMCO Advisors Fund Management and the Trust. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America, acting through its PIMCO Advisors division, was the former investment adviser to the Trust. ADAM of America was organized as a limited partnership under Delaware law in 1987. ADAM of America's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with two members, ADAM U.S. Holding LLC, a Delaware limited liability company, and Pacific Asset Management LLC, a Delaware limited liability company. ADAM U.S. Holdings LLC is a wholly-owned subsidiary of Allianz Dresdner Asset Management of America LLC, a Delaware limited liability company, which is a wholly-owned subsidiary of Allianz of America, Inc. Allianz of America, Inc. is a wholly-owned subsidiary of Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Mutual Holding Company is a Newport Beach, California-based insurance holding company. Pacific Life Insurance Company's address is 700 Newport Center Drive, Newport Beach, California. Allianz AG is a multinational insurance and financial services holding company. Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany. ADAM of America is located at 888 San Clemente Drive, Suite 100, Newport Beach, California 92660.

     The general partner of ADAM of America has substantially delegated its management and control of ADAM of America to an Executive Committee. The Executive Committee of ADAM of America is comprised of William S. Thompson,

-----------

1 The amounts listed in column (3) include total compensation paid to the Trustees for their services as Trustees of the Trust (for all Trustees), Pacific Select Fund and Pacific Funds (for Messrs. Nelson, Porter, and Richards) and PIMS, PVIT and PCM (for Mr. Cannon) for the twelve-month period ended June 30, 2002. Mr. Cannon also serves as Trustee of PIMS, PVIT, and PCM and received compensation for the period ended June 30, 2002. By virtue of having PIMCO Advisors Fund Management or an affiliate of PIMCO Advisors Fund Management as investment adviser, the Trust, PIMS, PVIT, PCM and Pacific Select Fund were considered to be part of the same "Fund Complex" for these purposes.

2 The Trust has adopted a deferred compensation plan (the "Plan") which went into place during fiscal 1997. Of the amounts listed in column (2), the following Trustees elected to have the following amounts deferred from the Trust and all investment companies in the Fund Complex, respectively:
     Cannon - $75,750, $171,750; Nelson - $0, $13,000; Porter - $52,000,
     $92,150; and Thorne - $75,750, $75,750.

3    Mr. Coburn joined the Board in April 2002.

4 Messrs. Nelson, Porter and Richards resigned as Trustees in September, 2001. These former Trustees currently receive the following compensation in return for providing advisory and consulting services to the Board of
     Trustees: $13,000 per quarter beginning with the quarter ending December 31, 2001 through March 31, 2003.

Jr. and David C. Flattum.

     The Adviser is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. The Adviser and its investment management affiliates had approximately $385 billion of assets under management as of September 30, 2002.

     Allianz of America has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in ADAM of America. The put option held by Pacific Life will allow it to require Allianz of America, on the last business day of each calendar quarter following May 5, 2000, to purchase at a formula-based price all of ADAM of America's units owned directly or indirectly by Pacific Life. The call option held by Allianz of America will allow it, beginning January 31, 2003 or upon a change in control of Pacific Life, to require Pacific Life to sell or cause to be sold to Allianz of America, at the same formula-based price, all of ADAM of America's units owned directly or indirectly by Pacific Life.

     As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Allianz AG in turn owns more than 95% of Dresdner Bank AG. Credit Lyonnais, Munich Re and HypoVereinsbank, as well as certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, such as Dresdner Kleinwort Wasserstein, Dresdner Kleinwort Benson and Grantchester Securities, Inc. (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO Advisors and each affiliated Sub-Adviser. Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Funds, the Funds' ability to take advantage of market opportunities, or the Funds' overall performance.

Advisory Agreement
------------------

     The Adviser, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Adviser, the investments of the Funds. The Adviser also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. As more fully discussed below, for all of the Funds except the Tax Efficient Equity and Tax-Efficient Structured Emerging Markets Funds, which are sub-advised by an unaffiliated Sub-Adviser, the Adviser has engaged affiliates to serve as Sub-Advisers. If a Sub-Adviser ceases to manage the portfolio of a Fund, the Adviser will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund's shareholders.

     The Adviser selects the Underlying Funds in which the Asset Allocation Fund invests. The Adviser's Asset Allocation Committee is responsible for determining how the assets of the Asset Allocation Fund are allocated and reallocated from time to time among the Underlying PIMCO Funds selected by the Adviser. The Asset Allocation Fund does not pay any fees to the Adviser in return for these services under the Advisory Agreement. The Asset Allocation Fund does, however, indirectly pay a proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management by the Underlying PIMCO Funds in which the Asset Allocation Fund invests.

     Under the terms of the Advisory Agreement, the Adviser is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of the Adviser to the Trust are not exclusive under the terms of the Advisory Agreement. The Adviser is free to, and does, render investment advisory services to others.

     The Advisory Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment. In addition, the Advisory Agreement may be terminated with regard to the Renaissance, Growth, Target,

Opportunity and Innovation Funds by vote of a majority of the Trustees who are not interested persons of the Trust, on 60 days' written notice to the Adviser.

     Each Fund's Advisory Agreement and Portfolio Management Agreement provide that the Adviser or the relevant Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund                                                                    Advisory
----                                                                    Fee Rate
                                                                        --------
Value, Tax-Efficient Equity, Mega-Cap, Capital Appreciation, Mid-Cap,
   Equity Income, Basic Value, Tax-Efficient...........................
   Structured Emerging Markets and RCM Large-Cap Growth Funds..........    0.45%
RCM Mid-Cap Fund.......................................................    0.47%
Growth, RCM International Growth Equity, NACM Core Equity,
   NACM Growth and NACM Value Funds....................................    0.50%
Target Fund............................................................    0.55%
Small-Cap Value, Renaissance, Growth & Income and RCM Tax-Managed
  Growth Funds.........................................................    0.60%
Opportunity, Innovation and NACM Flex-Cap Value Funds..................    0.65%
NACM Global and NACM International Funds...............................    0.70%
RCM Small-Cap Fund.....................................................    0.72%
RCM Global Healthcare and RCM Europe Funds.............................    0.80%
RCM Global Equity Fund.................................................    0.85%
RCM Biotechnology and NACM Pacific Rim Funds...........................    0.90%
RCM Global Technology Fund.............................................    0.95%
RCM Global Small-Cap and RCM Emerging Markets Funds....................    1.00%
Emerging Companies Fund................................................    1.25%


     For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000 the Funds paid the Adviser (or its predecessor) the following amounts under the Advisory Contract (the following does not include the PIMCO NACM Funds, which have only recently commenced operations):

                                         Year            Year            Year
                                         Ended           Ended           Ended
Fund                                    6/30/02          6/30/01         6/30/00
----                                    -------          -------         -------
Former Equity Income Fund(1)                N/A           $  N/A        $699,003
Value Fund                            2,167,949          991,439         908,711
Small-Cap Value Fund                  3,200,641        1,911,677       1,978,580
Select Growth Fund(1)                   254,241          283,609          19,736
Growth & Income Fund                    474,512           87,203          32,475
Capital Appreciation Fund             3,166,137        3,641,124       4,180,797
Mid-Cap Fund(1)                       4,267,633        4,985,396       4,608,685
Emerging Companies Fund(1)            3,012,430        2,907,583       2,795,758
Small-Cap Fund(1)                           N/A              N/A         578,387
Enhanced Equity Fund(1)                     N/A              N/A         276,178
Balanced Fund (1)                           N/A              N/A          70,407
Renaissance Fund                      7,210,822        4,838,751       3,279,586
Growth Fund                           7,299,919       12,303,201      13,317,691


Target Fund                                        7,551,258     11,479,530      9,095,743
Opportunity Fund                                   2,462,723      3,381,505      3,486,462
Innovation Fund                                   11,386,252     27,373,864     21,684,203
Healthcare Innovation Fund(1)                         17,161          9,440            N/A
International Fund(1)                                    N/A            N/A        811,923
Select International Fund(1)                         441,755        157,018         96,976
Precious Metals Fund(1)                                  N/A            N/A         72,414
Value 25 Fund (1)                                        N/A            N/A          8,626
Tax-Efficient Equity Fund                            181,781        233,054        227,081
Structured Emerging Markets Fund (1)                       0        133,191        210,237
Tax-Efficient Structured Emerging Markets Fund       350,580        346,619        399,399
Mega-Cap Fund                                         10,150         15,678         13,449
Global Innovation Fund(1)                          1,709,665      2,516,246        158,353
Basic Value Fund                                       6,223          4,627            542
Equity Income Fund                                   183,057        204,706         11,300
Asset Allocation Fund                                      0          0                N/A
30/70 Portfolio (1)                                        0              0            N/A
90/10 Portfolio (1)                                        0              0            N/A
RCM Large-Cap Growth Fund                            935,795            N/A            N/A
RCM Tax-Managed Growth Fund                           54,959            N/A            N/A
RCM Mid-Cap Fund                                   3,307,507            N/A            N/A
RCM Small-Cap Fund                                   741,680            N/A            N/A
RCM Global Small-Cap Fund                            163,476            N/A            N/A
RCM Global Technology Fund                         3,574,390            N/A            N/A
RCM Global Equity Fund                                 8,241            N/A            N/A
RCM International Growth Equity Fund                 834,092            N/A            N/A
RCM Emerging Markets Fund                             86,808            N/A            N/A
RCM Europe Fund                                      334,929            N/A            N/A
RCM Biotechnology Fund                             5,198,393            N/A            N/A
RCM Global Healthcare Fund                         1,900,519            N/A            N/A

TOTAL                                            $82,495,678    $77,805,461    $69,022,702


--------------
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Portfolio Management Agreements

     The Adviser employs Sub-Advisers to provide investment advisory services to each Fund pursuant to portfolio management agreements (each a "Portfolio Management Agreement") between the Adviser and the Fund's Sub-Adviser. The Adviser currently has [eight] investment management affiliates which are also subsidiaries of ADAM of America, the following four of which manage one or more of the Funds: PIMCO Equity Advisors LLC ("PIMCO Equity Advisors"), Cadence Capital Management ("Cadence" ), NFJ Investment Group ("NFJ") and Nicholas-Applegate Capital Management LLC ("Nicholas-Applegate"). Dresdner RCM Global Investors LLC ("Dresdner"), a subsidiary of Allianz AG and an affiliate of the Adviser, is the Sub-Adviser for the PIMCO RCM Funds. Parametric Portfolio Associates ("Parametric"), another Sub-Adviser, was formerly an affiliate of the Adviser, but is no longer affiliated with the Adviser. For services provided to the Funds, the Adviser (and not the Funds) pays the Sub-Advisers at the rates set forth in the Portfolio Management Agreements. Each Portfolio Management Agreement provides that neither the Adviser nor the relevant Sub-Adviser, as applicable, shall be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Shareholders of each Fund (except the Innovation, Mid-Cap and Emerging Companies Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless such affiliates are substantially wholly-owned by ADAM of America. The Adviser has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

PIMCO Equity Advisors
---------------------

     PIMCO Equity Advisors, an indirect wholly-owned subsidiary of ADAM of America, acts as the Sub-Adviser and provides investment advisory services to the Value, Growth, Target, Opportunity, Innovation, Renaissance and Growth & Income Funds. Accounts managed by PIMCO Equity Advisors had combined assets as of September 30, 2002, of approximately $6.8 billion. For services provided to these Funds, the Adviser (not the Trust) pays PIMCO Equity Advisors a monthly fee at the following annual rates: 0.35% for the Value Fund, 0.40% for the Growth Fund, 0.45% for the Target and Growth & Income Funds, 0.50% for the Renaissance Fund and 0.55% for the Opportunity and Innovation Funds. PIMCO Equity Advisors' address is 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. Prior to March 6, 1999, Columbus Circle Investors ("Columbus Circle"), a former subsidiary partnership of the Adviser, served as Sub-Adviser to the Growth, Target, Opportunity and Innovation Funds. Columbus Circle served as Sub-Adviser to the Renaissance Fund until May 7, 1999, and it served as Sub-Adviser to the Growth & Income Fund until July 1, 1999. On July 1, 1999, the Adviser sold all of its ownership interest in Columbus Circle to certain of Columbus Circle's employees. Prior to May 8, 2000, NFJ served as Sub-Adviser to the Value Fund.

Parametric
----------

     Pursuant to a Portfolio Management Agreement between the Adviser and Parametric, Parametric is the Sub-Adviser and provides investment advisory services to the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds. For the services provided to each Fund, the Adviser (not the Trust) pays Parametric a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .35% for the Tax-Efficient Equity Fund and .35% for the Tax-Efficient Structured Emerging Markets Fund.

     Parametric is an investment management firm organized as a general partnership. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987. Parametric was a wholly owned subsidiary of the Adviser until June 2001, when PPA Acquisition LLC purchased the general partnership interests in Parametric, resulting in a change of control of Parametric. PPA Acquisition LLC owns 100% of Parametric. PPA Acquisition LLC is owned by the current managing directors of Parametric and an investor group led by Orca Bay Partners. Parametric is located at 1151 Fairview Avenue N., Seattle, Washington 98109. Parametric provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Parametric had combined assets, as of September 30, 2002, of approximately $3.7 billion.

Cadence
-------

     Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the Mega-Cap, Capital Appreciation, Mid-Cap and Emerging Companies Funds. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular
Fund): .35% for the Mega-Cap Fund, .35% for the Capital Appreciation Fund, .35% for the Mid-Cap Fund, and 1.15% for the Emerging Companies Fund.

     Cadence is an investment management firm organized as a general partnership. Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence has two partners: PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. Cadence is located at 265 Franklin Street, 11th Floor, Boston, Massachusetts 02110. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of September 30, 2002, of approximately $4.1 billion.

NFJ
---

     Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the Small-Cap Value, Basic Value and Equity Income Funds. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .50% for the Small-Cap Value Fund, .35% for the Equity Income Fund and .35% for the Basic Value Fund.

     NFJ is an investment management firm organized as a general partnership. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ has two partners: PIMCO Advisors as the supervisory partner, and NFJ Management Inc. as the managing partner. NFJ is located at 2121 San Jacinto, Suite 1840, Dallas, Texas 75201. NFJ provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by NFJ had combined assets, as of September 30, 2002, of approximately $1.6 billion.

Nicholas-Applegate
------------------

     Pursuant to a Portfolio Management Agreement between the Adviser and Nicholas-Applegate, Nicholas-Applegate is the Sub-Adviser and provides investment advisory services to the NACM Flex-Cap Value, NACM Core Equity, NACM Global, NACM Growth, NACM International, NACM Pacific Rim and NACM Value Funds. For the services provided, the Adviser (not the Trust) pays Nicholas-Applegate a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .40% for the NACM Core Equity, NACM Growth and NACM Value Funds, .55% for the NACM Flex-Cap Value Fund, .60% for the NACM Global and NACM International Funds and .80% for the NACM Pacific Rim Fund.

     Nicholas-Applegate is an investment management firm organized as a Delaware limited liability company (formerly Nicholas-Applegate Capital Management, a California limited partnership). Nicholas-Applegate is located at 600 West Broadway, San Diego, California 92101. Nicholas-Applegate was organized in 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible or exercisable for publicly traded equity securities, with the goal of capital appreciation. Accounts managed by Nicholas-Applegate had combined assets, as of September 30, 2002, of approximately $17.9 billion.

Dresdner
--------

     Pursuant to a Portfolio Management Agreement between the Adviser and Dresdner, Dresdner provides investment services to the RCM Global Small-Cap, RCM Global Technology, RCM Global Healthcare, RCM Global Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap, RCM Tax-Managed Growth, RCM Biotechnology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds. For the services provided, the Adviser (not the Trust) pays Dresdner a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .90% for the RCM Global Small-Cap Fund, .85% for the RCM Global Technology Fund, .70% for the RCM Global Healthcare Fund, .75% for the RCM Global Equity Fund, .35% for the RCM Large-Cap Growth Fund, .50% for the RCM Tax-Managed Growth Fund, .37% for the RCM Mid-Cap Fund, .62% for the RCM Small-Cap Fund, .80% for the RCM Biotechnology Fund, .40% for the RCM International Growth Equity Fund, .90% for the RCM Emerging Markets Fund and .70% for the RCM Europe Fund.

     Dresdner RCM Global Investors LLC is a Delaware limited liability company. Organized in 1998, it is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. It was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2002, Dresdner had approximately $27.1 billion in assets under management.


     For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the amount of portfolio management fees paid by the Adviser (or its predecessor) to the applicable Sub-Adviser (or its predecessor) for each of the Funds was as follows (the following does not include the PIMCO NACM Funds, which have only recently commenced operations):

                                                     Year          Year             Year
                                                     Ended         Ended           Ended
                                                    6/30/02       6/30/01         6/30/00
                                                    -------       -------         -------
Former Equity Income Fund(1)                        $   N/A     $   3,096     $   186,339
Value Fund                                        1,686,182           N/A         613,460
Small-Cap Value Fund                              2,667,201     1,597,026       1,648,817
Select Growth Fund(1)                               211,868           N/A             N/A
Growth & Income Fund                                355,884           N/A             N/A
Capital Appreciation Fund                         2,462,551     2,851,542       3,251,731
Mid-Cap Fund(1)                                   3,319,269     3,890,869       3,584,533
Emerging Companies Fund(1)                        2,579,205     2,694,393       2,590,845
Small-Cap Fund(1)                                         0        28,103         520,548
Enhanced Equity Fund(1)                                   0       145,635         214,805
Balanced Fund(1)                                        N/A           N/A          46,920
Renaissance Fund                                 14,339,245           N/A             N/A
Growth Fund                                       5,839,935           N/A             N/A
Target Fund                                       6,178,302           N/A             N/A
Opportunity Fund                                  2,083,842           N/A             N/A
Innovation Fund                                   9,635,366           N/A             N/A
Healthcare Innovation Fund(1)                             0           N/A             N/A
International Fund(1)                                   N/A       378,749         590,489
Select International Fund(1)                        236,001       118,873             N/A
Select World Fund(1)                                      0         2,169             N/A
Europe Growth Fund(1)                                     0         2,851             N/A
New Asia Fund(1)                                          0         3,718             N/A
Emerging Markets Fund(1)                                  0         2,989             N/A
Precious Metal Fund(1)                                  N/A           N/A          42,241
Value 25 Fund(1)                                        N/A           N/A           6,891
Tax-Efficient Equity Fund                           141,385       181,718         176,618
Structured Emerging Markets Fund (1)                 63,365       104,648         163,518
Tax-Efficient Structured Emerging Markets Fund      272,673       272,539         310,643
Mega-Cap Fund                                         7,895        12,235         310,460
Global Innovation Fund(1)                         1,367,732           N/A             N/A
Basic Value Fund                                      4,839         3,605             422
Equity Income Fund                                  139,281       155,584           8,789
RCM Balanced Fund(1)                                 67,418           N/A             N/A
RCM Large-Cap Growth Fund                           392,154           N/A             N/A
RCM Tax-Managed Growth Fund                          17,943           N/A             N/A
RCM Mid-Cap Fund                                    854,608           N/A             N/A

RCM Small-Cap Fund                                                131,345                  N/A               N/A
RCM Global Small-Cap Fund                                          56,493                  N/A               N/A
RCM Global Technology Fund                                      1,297,144                  N/A               N/A
RCM Global Equity Fund                                              3,648                  N/A               N/A
RCM International Growth Equity Fund                              251,456                  N/A               N/A
RCM Emerging Markets Fund                                          40,189                  N/A               N/A
RCM Europe Fund                                                    98,666                  N/A               N/A
RCM Biotechnology Fund                                          1,636,541                  N/A               N/A
RCM Global Healthcare Fund                                        637,354                  N/A               N/A

TOTAL                                                         $59,076,992          $12,444,149       $14,268,069


-----------------

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Basis for Approval of the Advisory Agreement and Portfolio Management Agreements
--------------------------------------------------------------------------------

         In determining to approve the Advisory Agreement and the Portfolio Management Agreements, the Trustees met with the relevant investment advisory personnel from the adviser and sub-advisers and considered information relating to the education, experience and number of investment professionals and other personnel providing services under the applicable agreement. See "Management of the Funds" in the Prospectus and "Management of the Trust - Investment Adviser" and "Management of the Trust - Portfolio Management Agreements" in this Statement of Additional Information. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the PIMCO Funds Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the adviser and sub-advisers to the Funds were appropriate to fulfill effectively the duties of the adviser and sub-advisers under the applicable agreement. The Trustees also considered the business reputation of the adviser and sub-advisers, their financial resources and its professional liability insurance coverage and concluded that the they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

         The Trustees received information concerning the investment philosophy and investment process applied by each Sub-Adviser in managing the Funds. In this connection, the Trustees considered each Sub-Adviser's in-house research capabilities as well as other resources available to each Sub-Adviser's personnel, including research services available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that each Sub-Adviser's investment process, research capabilities and philosophy were well suited to the relevant Funds, given each Fund's investment objectives and policies.

         The Trustees considered the scope of the services provided by the adviser and sub-advisers to the Funds under the Advisory Agreement and Portfolio Management Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the adviser's and sub-advisers' standard of care was comparable to that found in most mutual fund investment advisory agreements. See "Advisory Agreement" above. The Trustees concluded that the scope of the adviser's and sub-advisers' services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment objective, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.

         The Trustees considered the quality of the services provided by the adviser and sub-advisers to the Funds. The Trustees also evaluated the procedures of the adviser and sub-advisers designed to fulfill the their fiduciary duty to the Funds with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees) (see "Management of the Trust - Codes of Ethics" above), the procedures by which each Sub-Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of each Sub-Adviser in these matters. The Trustees also received information concerning standards of the adviser and sub-adviser with respect to the execution of portfolio transactions. See "Portfolio Transactions and Brokerage" below.

         In approving the agreements, the Trustees also considered so-called "fallout benefits" to the Adviser and each Sub-Adviser such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Funds and the fact that the Adviser and each Sub-Adviser will receive services from brokers who execute portfolio transactions for the Trust. See "Portfolio Transactions and Brokerage."

Fund Administrator

    In addition to its services as Adviser, PIMCO Advisors Fund Management serves as administrator (and is referred to in this capacity as the "Administrator") to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. PIMCO Advisors Fund Management has retained Pacific Investment Management as sub-administrator to provide such services pursuant to a sub-administration agreement (the "Sub-Administration Agreement"). PIMCO Advisors Fund Management may also retain other affiliates to provide such services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the following annual rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to the indicated class or classes of shares on an annual basis):

Administrative Fee Rate
-----------------------

                                 Institutional
                                 and                 Class A, Class B,
                                 Administrative      and Class C                                     Class D          Class R
Fund                             Classes*            Shares*                                         Shares**         Shares
----                             --------------      -----------------                               --------         -------

Tax-Efficient Equity Fund        .25%                .40% of first $2.5 billion                      .65%             N/A
                                                     .35% of amounts in excess of $2.5 billion

Value Fund                       .25%                .40% of first $2.5 billion                      .65%             .50%
                                                     .35% of amounts in excess of $2.5 billion

Small-Cap Value Fund             .25%                .40% of first $2.5 billion                      .65%             .50%
                                                     .35% of amounts in excess of $2.5 billion

Growth & Income Fund             .25%                .50% of the first $2.5 billion                  .75%             .50%
                                                     .45% of amounts in excess of $2.5 billion

Mega-Cap Fund                    .25%                                     N/A                        N/A              N/A

Capital Appreciation Fund        .25%                .40% of first $2.5 billion                      .65%             .50%
                                                     .35% of amounts in excess of $2.5 billion

Mid-Cap Fund                     .25%                .40% of first $2.5 billion                      .65%             .50%
                                                     .35% of amounts in excess of $2.5 billion

Emerging Companies Fund          .25%                                     N/A                        N/A              N/A

Renaissance Fund                 .25%                .40% of first $2.5 billion                      .65%             .50%
                                                     .35% of amounts in excess of $2.5 billion

Growth Fund                      .25%                .40% of first $2.5 billion                      .65%             .50%
                                                     .35% of amounts in excess of $2.5 billion

Target Fund                      .25%                .40% of first $2.5 billion                      .65%             .50%
                                                     .35% of amounts in excess of $2.5 billion

Opportunity Fund                 .25%                .40% of first $2.5 billion                      .65%             .50%
                                                     .35% of amounts in excess of $2.5 billion

Innovation Fund                  .25%                .40% of first $2.5 billion                      .65%             .50%
                                                     .35% of amounts in excess of $2.5 billion

Tax-Efficient Structured         .50%                                     N/A                        N/A              N/A
Emerging Markets Fund




                                 Institutional
                                 and                 Class A, Class B,
                                 Administrative      and Class C                                     Class D        Class R
Fund                             Classes*            Shares*                                         Shares**       Shares
----                             --------------      -----------------                               --------       -------

Equity Income                    .25%                .50% of first $2.5 billion                      .75%             .50%
                                                     .45% of amounts in excess of $2.5
                                                     billion

Basic Value                      .25%                .50% of first $2.5 billion                      .75%             .50%
                                                     .45% of amounts in excess of $2.5 billion

Asset Allocation Fund            .10%***             .40% of first $2.5 billion                      N/A              N/A
                                                     .35% of amounts in excess of $2.5 billion

RCM International Growth         .50%                .70% of first $2.5 billion                      .95%             .70%
Equity Fund                                          .65% of amounts in excess of $2.5 billion

RCM Emerging Markets Fund        .50%                .70% of first $2.5 billion                      .95%             .70%
                                                     .65% of amounts in excess of $2.5 billion

RCM Europe Fund                  .50%                .70% of first $2.5 billion                      .95%             .70%
                                                     .65% of amounts in excess of $2.5 billion

RCM Global Small-Cap Fund        .40%                .60% of first $2.5 billion                      .85%             .60%
                                                     .55% of amounts in excess of $2.5 billion

RCM Global Technology Fund       .40%                .55% of first $2.5 billion                      .80%             .60%
                                                     .50% of amounts in excess of $2.5 billion

RCM Global Healthcare            N/A                 .55% of first $2.5 billion                      .80%             .60%
Fund                                                 .50% of amounts in excess of $2.5 billion

RCM Large-Cap Growth Fund        .30%                .50% of first $2.5 billion                      .75%             .50%
                                                     .45% of amounts in excess of $2.5
                                                     billion

RCM Tax-Managed Growth Fund      .30%                .50% of first $2.5 billion                      .75%             N/A
                                                     .45% of amounts in excess of $2.5
                                                     billion

RCM Mid-Cap Fund                 .30%                .50% of first $2.5 billion                      .75%             .50%
                                                     .45% of amounts in excess of $2.5
                                                     billion

RCM Small-Cap Fund               .30%                N/A                                             N/A              N/A

RCM Biotechnology Fund           N/A                 .45% of first $2.5 billion                      .70%             .70%
                                                     .40% of amounts in excess of $2.5
                                                     billion

RCM Global Equity Fund           .40%                .60% of first $2.5 billion                      .85%             .60%
                                                     .55% of amounts in excess of $2.5 billion

NACM Flex-Cap Value Fund****     .30%                .50% of first $2.5 billion                      .75%             .50%
                                                     .45% of amounts in excess of $2.5 billion

NACM Core Equity Fund****        .30%                .50% of first $2.5 billion                      .75%             .50%
                                                     .45% of amounts in excess of $2.5 billion

NACM Global Fund****             .40%                .60% of first $2.5 billion                      .85%             .60%
                                                     .55% of amounts in excess of $2.5 billion

NACM Growth Fund****             .30%                .50% of first $2.5 billion                      .75%             .50%
                                                     .45% of amounts in excess of $2.5 billion

                                 Institutional
                                 and                 Class A, Class B,
                                 Administrative      and Class C                                     Class D      Class R
Fund                             Classes*            Shares*                                         Shares**     Shares
----                             --------------      -----------------                               --------     ------

NACM International Fund****      .50%                .70% of first $2.5 billion                      .95%         .70%
                                                     .65% of amounts in excess of $2.5 billion

NACM Pacific Rim Fund            .50%                .70% of first $2.5 billion                      .95%         .70%
                                                     .65% of amounts in excess of $2.5 billion

NACM Value Fund****              .30%                .50% of first $2.5 billion                      .75%         .50%
                                                     .45% of amounts in excess of $2.5 billion


---------

* The Administrator receives administrative fees based on a Fund's average daily net assets attributable in the aggregate to its Institutional and Administrative Class shares on the one hand, and to its Class A, Class B and Class C shares on the other.

** As described below, the Administration Agreement includes a plan adopted in conformity with Rule 12b-1 which provides for the payment of up to .25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

*** The Administrative Fee for Institutional and Administrative Class shares of the Asset Allocation Fund reflects a fee waiver currently in effect. In the absence of this waiver, the Administrative Fee rate for Institutional and Administrative Class shares of the Fund would be 0.15% per annum.

****The Adviser has agreed to waive, reduce or reimburse its Administrative Fee for each class of each of these Funds to the extent the relevant Fund's Annual Operating Expenses exceed, due to the payment of organizational and other expenses, the amount set forth in the relevant Prospectus during the Fund's initial fiscal year.

     Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors Fund Management, Pacific Investment Management, or their subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction and investment-related expenses;
(iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO Advisors Fund Management, PIMCO Advisors, any Sub-Adviser, or the Trust, and any counsel retained exclusively for their benefit ("disinterested Trustees' expenses");
(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").


     Class-specific expenses include distribution and/or service fees payable with respect to the Class A, Class B, Class C, Class D, Class R or Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan (the "Multi-Class Plan") adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.


     The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) with respect to the Renaissance, Growth, Target, Opportunity, Innovation and International Funds, by a majority of the Trustees who are not interested persons of the Trust or PIMCO Advisors Fund Management, on 60 days' written notice to PIMCO Advisors Fund Management.


     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D, Class R administration fees in return for the firms' services (normally not to exceed an annual rate of ..35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms). The Administration Agreement includes a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940

Act to allow for payment of up to .25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares--Plan for Class D Shares."

     After an initial two-year term, the Sub-Administration Agreement will continue from year to year upon the approval of the parties thereto. The Sub-Administration Agreement may be terminated at any time by PIMCO Advisors Fund Management or Pacific Investment Management upon 60 days' written notice to the other party and, with respect to the services rendered to the Trust, at any time by vote of a majority of the disinterested Trustees of the Trust. The Sub-Administration Agreement will also terminate upon termination of the Administration Agreement.

     For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the aggregate amount of the administration fees paid by the Funds was as follows (the PIMCO NACM Funds which have only recently commenced operations are not included):

                                                                Year             Year               Year
                                                                Ended            Ended              Ended
Fund                                                           6/30/02          6/30/01            6/30/00
----                                                         -----------      -----------        -----------
Former Equity Income Fund/(1)/                               $       N/A      $       N/A        $   463,388
Value Fund                                                     1,743,407          764,790            678,205
Small-Cap Value Fund                                           2,024,607        1,196,025          1,232,827
Select Growth Fund/(1)/                                          152,203          183,873             11,113
Growth & Income Fund                                             305,223           51,398             12,856
Capital Appreciation Fund                                      2,147,587        2,418,667          2,654,312
Mid-Cap Fund/(1)/                                              2,804,796        3,291,403          3,040,667
Emerging Companies Fund/(1)/                                     602,486          581,517            559,152
Small-Cap Fund/(1)/                                                  N/A              N/A            144,597
Enhanced Equity Fund/(1)/                                            N/A              N/A            153,432
Balanced Fund/(1)/                                                   N/A              N/A             50,287
Renaissance Fund                                              11,025,246        3,197,583          2,184,805
Growth Fund                                                    5,795,556        9,703,273         10,491,542
Target Fund                                                    5,411,000        8,306,572          6,594,163
Opportunity Fund                                               1,390,396        1,976,964          2,117,069
Innovation Fund                                                6,967,895       15,982,199         12,859,854
Healthcare Innovation/(1)/                                        10,606            4,176                N/A
International Fund/(1)/                                              N/A              N/A            926,817
Select International Fund/(1)/                                   378,800          126,358             58,068
Precious Metals Fund/(1)/                                            N/A              N/A             12,554
Value 25 Fund/(1)/                                                   N/A              N/A              1,622
Tax-Efficient Equity Fund                                        139,417          179,873            174,436
Structured Emerging Markets Fund/(1)/                                  0          147,990            233,597
Tax-Efficient Structured Emerging Markets Fund                   389,532          385,132            443,776
Mega-Cap Fund                                                      5,639            8,710              7,472
Global Innovation Fund/(1)/                                    1,025,490        1,509,003             99,521
Basic Value Fund                                                   3,457            2,571                301
Equity Income Fund                                               103,881          113,726              6,278
Asset Allocation Fund                                            159,865           77,252             65,448
30/70 Portfolio/(1)/                                                   0           23,305             29,149
90/10 Portfolio/(1)/                                                   0           84,634             60,246
RCM Large-Cap Growth Fund                                        293,154              N/A                N/A
RCM Tax-Managed Growth Fund                                       43,915              N/A                N/A
RCM Mid-Cap Fund                                                 583,183              N/A                N/A
RCM Small-Cap Fund                                                92,285              N/A                N/A
RCM Global Small-Cap Fund                                         60,615              N/A                N/A

RCM Global Technology Fund                                       688,996              N/A                N/A
RCM Global Equity Fund                                            32,993              N/A                N/A
RCM International Growth Equity Fund                             331,821              N/A                N/A
RCM Emerging Markets Fund                                         35,551              N/A                N/A
RCM Europe Fund                                                   99,109              N/A                N/A
RCM Biotechnology Fund                                           847,513              N/A                N/A
RCM Global Healthcare Fund                                       469,116              N/A                N/A

TOTAL                                                        $46,165,340      $50,316,994        $45,367,554

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

                          DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Advisors Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract (the "Distribution Contract") with the Trust. The Distributor is an indirect subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below for executing securities transactions.

     The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).


     The Trust currently offers up to seven classes of shares of each of the
Funds: Class A, Class B, Class C, Class D, Class R, Institutional Class and Administrative Class shares.


     Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of PIMCO Funds: Multi-Manager Series in particular investment products, programs or accounts for which a fee may be charged.


     Class R shares are generally available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified defined compensation plans and other accounts whereby the investor's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs (collectively, "retirement plans"). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Rotn IRAs, Coverdell Education Savings Accounts, SERs, SAR - SEPs, SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO College Access 529 Plan.


     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Funds). Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     Under the Trust's Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

         Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

         As described in the Class A, B and C Prospectuses under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

         During the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

           Year Ended     Year Ended    Year Ended
Class      6/30/02        6/30/01       6/30/00
-------    ----------     ----------    ----------
Class A    $  301,912     $  172,936    $  171,399
Class B     5,380,785      5,106,530     2,328,986
Class C       687,586      1,071,004       612,618


         As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Distributor received an aggregate of $27,856,694, $17,921,345 and $16,118,114, respectively, and retained an aggregate of $3,835,123, $2,361,709 and $2,703,541, respectively, in initial sales charges paid by Class A shareholders of the Trust.

Distribution and Servicing Plans for Class A, Class B and Class C Shares

         As stated in the Class A, B and C Prospectus under the caption "Investment Options--Class A, B and C Shares--Distribution and Servicing
(12b-1) Plans" and in the Class R Prospectuses under the caption "How to Buy and Sell Shares," Class A, Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

         Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the "Retail Plans"), as well as Class R shares, the Distributor receives (i) in connection with the distribution of Class B and Class C shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations.

         The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund's Class A, Class B, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.


Class A Servicing Fees

         As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of .25% (calculated as a percentage of each Fund's average daily net assets attributable to Class A shares).

Class B and Class C Distribution and Servicing Fees

         As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B and Class C shares of the Trust, and in connection with personal services rendered to Class B and Class C shareholders of the Trust and the maintenance of Class B and Class C shareholder accounts, the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund's average daily net assets attributable to Class B and Class C shares, respectively):

                            Servicing Fee     Distribution Fee
                            -------------     ----------------
         All Funds              .25%               .75%

         The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

         The distribution fee applicable to Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or Class C shares, printing of prospectuses and reports for other than existing Class B or Class C shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B and Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

         Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

All Funds/(1)/

                                           Servicing Fee       Distribution Fee
                                           -------------       ----------------
Class A                                         .25%                 N/A

Class B/(2)/                                    .25%                 None

Class C (purchased before July 1, 1991)         .25%                 None

Class C/(3)/ (purchased on or after
July 1, 1991)                                   .25%                 .65%

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in transactions which took place on January 17, 1997

2.   Payable only with respect to shares outstanding for one year or more.

3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

         The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B and Class C shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sale. In its capacity as administrator for the Funds, PIMCO Advisors Fund Management may pay participating brokers and other intermediaries for sub-transfer agency and other services.

         If in any year the Distributor's expenses incurred in connection with the distribution of Class B and Class C shares and, for Class A, Class B and Class C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

         Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("disinterested Retail Plan Trustees"), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

         The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

         If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

         The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing expense ratios and/or by affording greater flexibility to the Sub-Advisers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B and Class C shares of the Trust, and in connection with the servicing of Class B and Class C shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B and Class C shares.

Class R Servicing Plan

         As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class R shareholders of the Trust and the maintenance of Class R shareholder accounts, the Trust pays the Distributor sevicing fee up to the current rate of 0.25% and distribution fees up to the current rate of 0.25% (each calculated as percentage of each Fund's average daily net assets attributable to Class R shares).

Payments Pursuant to Class A Plans

     For the fiscal years ended June 30, 2002, June 30, 2001, June 30, 2000, the Trust paid the Distributor an aggregate of $6,226,486, $6,253,609 and $4,791,777, respectively, pursuant to the Class A Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations):

                                                 Year Ended    Year Ended    Year Ended
Fund                                               6/30/02       6/30/01      6/30/00
----                                             ----------    ----------    ----------
Former Equity Income Fund/(1)/                   $     N/A     $      N/A    $   35,417
Value Fund                                          238,519        72,874        48,672
Small-Cap Value Fund                                475,823       302,569       281,899
Select Growth Fund/(1)/                              21,566        45,995         2,930
Growth & Income Fund                                 31,529         4,433           N/A
Capital Appreciation Fund                           271,104       260,682       211,691
Mid-Cap Fund/(1)/                                   291,311       357,864       344,881
Emerging Companies Fund/(1)/                              0             0           N/A
Balanced Fund/(1)/                                      N/A           N/A         5,099
Renaissance Fund                                  2,363,462       529,766       188,955
Growth Fund                                         351,052       561,439       584,296
Target Fund                                         556,412       786,140       575,532
Opportunity Fund                                    187,105       278,358       336,308
Innovation Fund                                   1,259,648     2,834,535     2,086,704
Healthcare Innovation Fund/(1)/                       1,619           407           N/A
International Fund/(1)/                                 N/A           N/A        37,673
Select International Fund/(1)/                       15,906         3,036           N/A
Precious Metals Fund/(1)/                               N/A           N/A         6,974
Value 25 Fund/(1)/                                      N/A           N/A         1,014
Tax-Efficient Equity Fund                            14,709        19,948        20,413
Structured Emerging Markets Fund/(1)/                     0             0           N/A
Tax-Efficient Structured Emerging Markets Fund            0             0           N/A
Mega-Cap Fund                                             0             0           N/A
Global Innovation Fund/(1)/                         129,913       184,645        13,809
Basic Value Fund                                          0             0           N/A
Equity Income Fund                                      682             0           N/A
Asset Allocation Fund                                10,463         6,360         6,127
30/70 Portfolio/(1)/                                      0           976         1,092
90/10 Portfolio/(1)/                                      0         3,582         2,291
RCM Large-Cap Growth Fund                               266           N/A           N/A
RCM Tax-Managed Growth Fund                              66           N/A           N/A
RCM Mid-Cap Fund                                         93           N/A           N/A
RCM Small-Cap Fund                                        0           N/A           N/A
RCM Global Small-Cap Fund                                65           N/A           N/A
RCM Global Technology Fund                              362           N/A           N/A
RCM Global Equity Fund                                   71           N/A           N/A
RCM International Growth Equity Fund                  4,233           N/A           N/A
RCM Emerging Markets Fund                                62           N/A           N/A
RCM Europe Fund                                          22           N/A           N/A
RCM Biotechnology Fund                                  171           N/A           N/A
RCM Global Healthcare Fund                              252           N/A           N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2002, the amounts collected pursuant to the Class A Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $5,105,719; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $1,120,767. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:

                                                          Sales Material
                                                            and Other
                                          Compensation       Expenses       Total
                                          ------------    --------------  ----------
Value Fund                                $  195,586         $ 42,933     $  238,519
Small-Cap Value Fund                         390,175           85,648        475,823
Select Growth Fund/(1)/                       17,684            3,882         21,566
Growth & Income Fund                          25,854            5,675         31,529
Capital Appreciation Fund                    222,305           48,799        271,104
Mid-Cap Fund/(1)/                            238,875           52,436        291,311
Renaissance Fund                           1,938,039          425,423      2,363,462
Growth Fund                                  287,863           63,189        351,052
Target Fund                                  456,258          100,154        556,412
Opportunity Fund                             153,426           33,679        187,105
Innovation Fund                            1,032,911          226,737      1,259,648
Healthcare Innovation Fund/(1)/                1,328              291          1,619
Select International Fund/(1)/                13,043            2,863         15,906
Tax-Efficient Equity Fund                     12,061            2,648         14,709
Global Innovation Fund/(1)/                  106,529           23,384        129,913
Equity Income                                    559              123            682
Asset Allocation Fund                          8,580            1,883         10,463
RCM Large-Cap Growth Fund                        218               48            266
RCM Tax-Managed Growth Fund                       54               12             66
RCM Mid-Cap Fund                                  76               17             93
RCM Global Small-Cap Fund                         53               12             65
RCM Global Technology Fund                       297               65            362
RCM Global Equity Fund                            58               13             71
RCM International Growth Equity Fund           3,471              762          4,233
RCM Emerging Markets Fund                         51               11             62
RCM Europe Fund                                   18                4             22
RCM Biotechnology Fund                           140               31            171
RCM Global Healthcare Fund                       207               45            252

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class B Plans

     For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Trust paid the Distributor an aggregate of $20,098,172, $22,986,511 and $17,229,175 respectively, pursuant to the Class B Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations):

                                          Year Ended      Year Ended      Year Ended
Fund                                        6/30/02         6/30/01         6/30/00
----                                      ---------       ----------      ----------
Former Equity Income Fund/(1)/            $      N/A      $    N/A        $170,658
Value Fund                                   977,976       392,349         310,938
Small-Cap Value Fund                       1,231,048       626,107         727,720
Select Growth Fund/(1)/                       85,618        93,457           2,205
Growth & Income Fund                         143,273        18,797             N/A

Capital Appreciation Fund                                  672,029             708,094          580,680
Mid-Cap Fund/(1)/                                          771,516             933,620          817,029
Emerging Companies Fund/(1)/                                     0                   0              N/A
Balanced Fund/(1)/                                             N/A                 N/A           26,925
Renaissance Fund                                         6,922,444           1,514,896        1,057,065
Growth Fund                                              1,248,037           2,036,742        1,683,442
Target Fund                                              1,899,021           2,641,134        1,333,509
Opportunity Fund                                           199,560             271,571          139,441
Innovation Fund                                          5,290,527          12,906,215       10,061,312
Healthcare Innovation Fund/(1)/                              5,510                 774              N/A
International Fund/(1)/                                        N/A                 N/A           96,371
Select International Fund/(1)/                              35,113               9,771              N/A
Precious Metals Fund/(1)/                                      N/A                 N/A            7,022
Value 25 Fund/(1)/                                             N/A                 N/A            5,929
Tax-Efficient Equity Fund                                   78,853             105,164           95,696
Structured Emerging Markets Fund/(1)/                            0                   0              N/A
Tax-Efficient Structured Emerging Markets Fund                   0                   0              N/A
Mega-Cap                                                         0                   0              N/A
Global Innovation/(1)/                                     432,127             634,965           35,130
Basic Value Fund                                                 0                   0              N/A
Equity Income Fund                                           1,961                   0              N/A
Asset Allocation Fund                                       87,834              48,364           38,706
30/70 Portfolio/(1)/                                             0              17,826           17,569
90/10 Portfolio/(1)/                                             0              26,665           21,828
RCM Large-Cap Growth Fund                                      155                 N/A              N/A
RCM Tax-Managed Growth Fund                                     12                 N/A              N/A
RCM Mid-Cap Fund                                                40                 N/A              N/A
RCM Small-Cap Fund                                               0                 N/A              N/A
RCM Global Small-Cap Fund                                      134                 N/A              N/A
RCM Global Technology Fund                                     255                 N/A              N/A
RCM Global Equity Fund                                          40                 N/A              N/A
RCM International Growth Equity Fund                        12,696                 N/A              N/A
RCM Emerging Markets Fund                                      157                 N/A              N/A
RCM Europe Fund                                                 53                 N/A              N/A
RCM Biotechnology Fund                                         428                 N/A              N/A
RCM Global Healthcare Fund                                   1,755                 N/A              N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

         During the fiscal year ended June 30, 2002, the amounts collected pursuant to the Class B Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $16,480,501; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal, operations and financing charges and expenses), $3,617,671. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:

                                                                     Sales Material
                                                                        and Other
                                                 Compensation           Expenses               Total
                                                 ------------        --------------          ---------
Value Fund                                        $  801,940           $  176,036           $  977,976
Small-Cap Value Fund                               1,009,459              221,589            1,231,048
Select Growth Fund/(1)/                               70,207               15,411               85,618
Growth & Income Fund                                 117,484               25,789              143,273
Capital Appreciation Fund                            551,064              120,965              672,029
Mid-Cap Fund/(1)/                                    632,643              138,873              771,516
Renaissance Fund                                   5,676,404            1,246,040            6,922,444
Growth Fund                                        1,023,390              224,647            1,248,037
Target Fund                                        1,557,197              341,824            1,899,021
Opportunity Fund                                     163,639               35,921              199,560
Innovation Fund                                    4,338,232              952,295            5,290,527
Healthcare Innovation Fund/(1)/                        4,518                  992                5,510
Select International Fund/(1)/                        28,793                6,320               35,113
Tax-Efficient Equity Fund                             64,659               14,194               78,853
Global Innovation Fund/(1)/                          354,344               77,783              432,127
Equity Income Fund                                     1,608                  353                1,961
Asset Allocation Fund                                 72,024               15,810               87,834
RCM Large-Cap Growth Fund                                127                   28                  155
RCM Tax-Managed Growth Fund                               10                    2                   12
RCM Mid-Cap Fund                                          33                    7                   40
RCM Global Small-Cap Fund                                110                   24                  134
RCM Global Technology Fund                               209                   46                  255
RCM Global Equity Fund                                    33                    7                   40
RCM International Growth Equity Fund                  10,411                2,285               12,696
RCM Emerging Markets Fund                                129                   28                  157
RCM Europe Fund                                           43                   10                   53
RCM Biotechnology Fund                                   351                   77                  428
RCM Global Healthcare Fund                             1,439                  316                1,755

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class C Plans

         For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Trust paid the Distributor an aggregate of $46,145,379, $64,402,222 and $61,852,931 respectively, pursuant to the Class C Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations):

                                                             Year Ended          Year Ended         Year Ended
Fund                                                           6/30/02             6/30/01            6/30/00
----                                                         ----------          ----------         ----------
Former Equity Income Fund/(1)/                             $       N/A         $       N/A         $   187,033
Value Fund                                                   1,490,566             734,906             649,647
Small-Cap Value Fund                                         1,472,369             827,177             867,478
Select Growth Fund/(1)/                                        135,686             159,741               4,463
Growth & Income Fund                                           160,428              23,816                 N/A
Capital Appreciation Fund                                      800,708             871,666             779,541
Mid-Cap Fund/(1)/                                              892,118           1,072,850           1,000,626
Emerging Companies Fund/(1)/                                         0                   0                 N/A
Balanced Fund/(1)/                                                 N/A                 N/A              27,921
Renaissance Fund                                            10,271,777           4,186,692           3,638,619
Growth Fund                                                 11,651,101          20,042,206          22,300,270

Target Fund                                                    9,053,425          14,827,291         12,772,126
Opportunity Fund                                               2,006,656           3,124,229          3,689,475
Innovation Fund                                                6,646,431          16,858,049         14,373,504
Healthcare Innovation Fund/(1)/                                    5,927                 639                N/A
International Fund/(1)/                                              N/A                 N/A          1,010,972
Select International Fund/(1)/                                   317,174              86,417                N/A
Precious Metals Fund/(1)/                                            N/A                 N/A             64,702
Value 25 Fund/(1)/                                                   N/A                 N/A              6,258
Tax-Efficient Equity Fund                                        117,765             150,343            142,363
Structured Emerging Markets Fund/(1)/                                  0                   0                N/A
Tax-Efficient Structured Emerging Markets Fund                         0                   0                N/A
Mega-Cap Fund                                                          0                   0                N/A
Global Innovation Fund/(1)/                                      733,320           1,110,012             67,185
Basic Value Fund                                                       0                   0                N/A
Equity Income Fund                                                 3,743                   0                N/A
Asset Allocation Fund                                            268,825             119,179            100,301
30/70 Portfolio/(1)/                                                   0              36,475             50,881
90/10 Portfolio/(1)/                                                   0             170,534            119,566
RCM Large-Cap Growth Fund                                            102                 N/A                N/A
RCM Tax-Managed Growth Fund                                           10                 N/A                N/A
RCM Mid-Cap Fund                                                      73                 N/A                N/A
RCM Small-Cap Fund                                                     0                 N/A                N/A
RCM Global Small-Cap Fund                                            486                 N/A                N/A
RCM Global Technology Fund                                           294                 N/A                N/A
RCM Global Equity Fund                                                91                 N/A                N/A
RCM International Growth Equity Fund                             113,528                 N/A                N/A
RCM Emerging Markets Fund                                            880                 N/A                N/A
RCM Europe Fund                                                       58                 N/A                N/A
RCM Biotechnology Fund                                               629                 N/A                N/A
RCM Global Healthcare Fund                                         1,209                 N/A                N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

         During the fiscal year ended June 30, 2002, the amounts collected pursuant to the Class C Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $37,839,211; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $8,306, 168. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:

                                                                  Sales Material
                                            Compensation        and Other Expenses           Total
                                            ------------        ------------------        ----------
Value Fund                                   $1,222,264            $  268,302             $1,490,566
Small-Cap Value Fund                          1,207,343               265,026              1,472,369
Select Growth Fund/(1)/                         111,263                24,423                135,686
Growth & Income Fund                            131,551                28,877                160,428
Capital Appreciation Fund                       656,581               144,127                800,708
Mid-Cap Fund/(1)/                               731,537               160,581                892,118
Renaissance Fund                              8,422,857             1,848,920             10,271,777
Growth Fund                                   9,553,903             2,097,198             11,651,101
Target Fund                                   7,423,809             1,629,616              9,053,425

Opportunity Fund                                  1,645,458            361,198          2,006,656
Innovation Fund                                   5,450,073          1,196,358          6,646,431
Healthcare Innovation Fund/(1)/                       4,860              1,067              5,927
Select International Fund/(1)/                      260,083             57,091            317,174
Tax-Efficient Equity Fund                            96,567             21,198            117,765
Global Innovation Fund/(1)/                         601,322            131,998            733,320
Equity Income Fund                                    3,069                674              3,743
Asset Allocation Fund                               220,437             48,388            268,825
RCM Large-Cap Growth Fund                                84                 18                102
RCM Tax-Managed Growth Fund                               8                  2                 10
RCM Mid-Cap Fund                                         60                 13                 73
RCM Global Small-Cap Fund                               399                 87                486
RCM Global Technology Fund                              241                 53                294
RCM Global Equity Fund                                   75                 16                 91
RCM International Growth Equity Fund                 93,093             20,435            113,528
RCM Emerging Markets Fund                               722                158                880
RCM Europe Fund                                          48                 10                 58
RCM Biotechnology Fund                                  516                113                629
RCM Global Healthcare Fund                              991                218              1,209

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

         From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. As of June 30, 2002, such expenses were approximately $51,466,000 in excess of payments under the Class A Plan, $98,376,000 in excess of payments under the Class B Plan and $4,298,000 in excess of payments under the Class C Plan.

         The allocation of such excess (on a pro rata basis) among the Funds listed below as of June 30, 2002 was as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations):

Fund                                           Class A             Class B            Class C
-----------------------------------------------------------------------------------------------
Capital Appreciation Fund                     1,884,000           1,421,000             156,000
Growth Fund                                  12,036,000           5,631,000         (13,282,000)
Growth & Income Fund                            239,000             656,000             348,000
Innovation Fund                               9,395,000          28,565,000           3,406,000
Select World Fund/(1)/                            7,000                 N/A                 N/A
Europe Growth Fund/(1)/                             N/A                 N/A               2,000
Mid-Cap Fund                                  3,493,000           1,402,000             171,000
Opportunity Fund                              4,999,000             654,000          (7,343,000)
Renaissance Fund                              3,293,000          35,580,000           4,928,000
Small-Cap Value Fund                          1,916,000           5,385,000             875,000
Target Fund                                  10,794,000           8,600,000           6,893,000
Value Fund                                      427,000           6,233,000           3,843,000
Tax-Efficient Equity Fund                       595,000             259,000             291,000
Select Growth Fund                               36,000             446,000           1,389,000
Global Innovation Fund                          145,000           2,812,000             623,000
Asset Allocation Fund                           783,000             263,000             260,000
RCM Large-Cap Growth Fund                         6,000               5,000               1,000
RCM Tax-Managed Growth Fund                       2,000                  --                  --
RCM Mid-Cap Fund                                 (1,000)                 --                  --
RCM Global Small-Cap Fund                            --               1,000               3,000

RCM Global Technology Fund                        7,000               3,000               3,000
RCM International Growth Equity Fund          1,407,000             332,000           1,263,000
RCM Emerging Markets Fund                            --               1,000               1,000
RCM Europe Fund                                  (1,000)                 --                  --
RCM Biotechnology Fund                            6,000              19,000              11,000
RCM Global Healthcare Fund                        2,000              29,000              14,000

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

         The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of June 30, 2002, was as follows:

Fund                                           Class A         Class B          Class C
---------------------------------------------------------------------------------------
Capital Appreciation Fund                       1.53%           2.27%            0.20%
Growth Fund                                     8.78%           6.10%           -1.51%
Growth & Income Fund                            1.41%           4.51%            1.99%
Innovation Fund                                 3.12%           9.38%            0.89%
Mid-Cap Fund                                    3.55%           2.00%            0.21%
Opportunity Fund                                7.29%           4.19%           -4.47%
Renaissance Fund                                0.22%           3.26%            0.34%
Small-Cap Value Fund                            0.64%           2.88%            0.37%
Target Fund                                     5.45%           5.93%            1.00%
Value Fund                                      0.19%           3.10%            1.45%
Tax-Efficient Equity Fund                      11.12%           4.30%            2.89%
Global Innovation Fund/(1)/                     0.43%          10.87%            1.42%
Select Growth Fund/(1)/                         0.66%           7.06%           14.08%
Asset Allocation Fund                          16.10%           2.46%            0.79%
RCM Large-Cap Growth Fund                       0.88%           3.11%            0.94%
RCM Tax-Managed Growth Fund                     0.76%           0.00%            0.00%
RCM Mid-Cap Fund                               -0.81%           0.00%            0.00%
RCM Global Small-Cap Fund                       0.00%           2.00%            0.72%
RCM Global Technology Fund                      1.00%           2.04%            1.04%
RCM Global Equity Fund                          0.00%           0.00%            0.00%
RCM International Growth Equity Fund           16.98%           7.84%            3.36%
RCM Emerging Markets Fund                       0.00%           1.06%            0.23%
RCM Europe Fund                                -1.41%           0.00%            0.00%
RCM Biotechnology Fund                          1.26%           5.79%            2.46%
RCM Global Healthcare Fund                      0.28%           3.42%            1.59%

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class R Shares

         As of the date of this Statement of Additioned Information, Class R shares of the Funds were not offered. As a result, no payments were made to the Distributor pursuant to the Class R Plan.

Distribution and Administrative Services Plans for Administrative Class Shares

         The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the "Administrative Plans") with respect to the Administrative Class shares of each Fund.

         Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

         Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

         The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. The Administrative Distribution Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.

         Each Administrative Plan provides that it may not be amended to increase materially the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Administrative Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

         Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Administrative Plan Trustees. The Administrative Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

         Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

         Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

         Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

         Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans

         For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Trust paid qualified service providers an aggregate of $1,328,836, $1,253,867 and $1,168,882 respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan (these amounts do not include amounts paid on behalf of the PIMCO NACM Funds, which have only recently commenced operations).

         Of these aggregate totals, $855,247, $724,377 and $661,458 respectively, were paid pursuant to the Administrative Services Plan and/or the Administrative Distribution Plan for the Funds listed below and were allocated among the operational Funds as follows:

                                                               Year Ended      Year Ended      Year Ended
Fund                                                             6/30/02         6/30/01         6/30/00
----                                                           ----------      ----------      ----------
Former Equity Income Fund/(1)/                                  $    N/A        $    N/A        $ 24,783
Value Fund                                                       118,839          83,286          55,635
Small-Cap Value Fund                                              60,968          48,342          41,793
Select Growth Fund/(1)/                                           21,628             320              81
Growth & Income Fund                                              76,424          10,399          12,856
Mid-Cap Fund/(1)/                                                347,692         415,665         291,586
Emerging Companies Fund/(1)/                                      56,607          29,981          10,865
Enhanced Equity Fund/(1)/                                            N/A             N/A          66,909
Renaissance Fund                                                  26,893           5,056           1,650
Growth Fund                                                       14,609          25,272          33,347
Target Fund                                                       16,713          16,109          16,549
Opportunity Fund                                                  19,351          23,606          18,470
Innovation Fund                                                   10,669           6,862              70
International Fund/(1)/                                              N/A             N/A          41,751
Tax-Efficient Equity Fund                                         35,643          43,452          43,164
Mega-Cap Fund                                                          0               0             N/A
Global Innovation Fund/(1)/                                            0               0             N/A
Healthcare Innovation Fund/(1)/                                        0               0             N/A
Select International Fund/(1)/                                    30,236           6,351             N/A
Basic Value Fund                                                       0               0             N/A
Equity Income Fund                                                 2,661           9,587           1,866
Asset Allocation Fund                                              1,091              29              28
30/70 Portfolio/(1)/                                                   0              29              26
90/10 Portfolio/(1)/                                                   0              31              29
RCM Large-Cap Growth Fund                                          3,271             N/A             N/A
RCM Tax-Managed Growth Fund                                            0             N/A             N/A
RCM Mid-Cap Fund                                                      10             N/A             N/A
RCM Small-Cap Fund                                                     0             N/A             N/A
RCM Global Small-Cap Fund                                              0             N/A             N/A
RCM Global Technology Fund                                             0             N/A             N/A

RCM Global Equity Fund                                                  0             N/A             N/A
RCM International Growth Equity Fund                               11,942             N/A             N/A
RCM Emerging Markets Fund                                               0             N/A             N/A
RCM Europe Fund                                                         0             N/A             N/A
RCM Biotechnology Fund                                                  0             N/A             N/A
RCM Global Healthcare Fund                                              0             N/A             N/A
Capital Appreciation                                              473,589         529,490         514,299

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

         The additional portions of the aggregate totals, $473,589, $529,490 and $520,278, respectively, were paid pursuant to the Administrative Services Plan only for the Capital Appreciation and Small-Cap Funds, and were allocated among these Funds as follows (The Capital Appreciation and Small-Cap Funds did not adopt the Administrative Distribution Plan until March 3, 2000; the PIMCO Emerging Markets Fund did not adopt such plan prior to its liquidation):

                                            Year Ended          Year Ended             Year Ended
Fund                                          6/30/02             6/30/01                6/30/00
----                                        ----------          ----------             ----------
Capital Appreciation Fund                    $473,589            $529,490               $514,299
Small-Cap Fund/(1)/                               N/A                 N/A                  5,979

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

         The remaining Funds did not make payments under either Administrative Plan. The Administrative Plans were not in effect in prior fiscal years.

Plan for Class D Shares

         As described above under "Management of the Trust--Fund Administrator," the Trust's Administration Agreement includes a plan (the "Class D Plan") adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to .25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

         Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisers ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's Class D shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

         The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Special Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor.

         The Trust and the Administrator understand that some or all of the Special Class D Services provided pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares.

         In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and
(ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

         With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expense allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

         Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

         For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Trust paid qualified service providers an aggregate of $3,021,426, $217,209 and $120,680, respectively, pursuant to the Class D Plan (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations). Such payments were allocated among the Funds as follows:

                                            Year Ended       Year Ended       Year Ended
Fund                                          6/30/02          6/30/01          6/30/00
----                                        ----------       ----------       ----------
Growth & Income Fund                         $     57        $     24         $    N/A
Capital Appreciation Fund                       8,415           4,061              999
Mid-Cap Fund/(1)/                              15,927          10,084            1,183
Former Equity Income Fund/(1)/                    N/A             N/A              249
Renaissance Fund                              226,361          13,899            1,002
Value Fund                                     42,666           1,962              120
Tax-Efficient Equity Fund                         182             173              538
Innovation Fund                                70,117         177,340          116,504
Growth Fund                                       158             133               11
Select Growth Fund/(1)/                           222             210                6
Target Fund                                     3,160           2,040                1
Global Innovation Fund/(1)/                     5,754           7,241               67
Healthcare Innovation Fund/(1)/                    17              27              N/A
Select International Fund/(1)/                     11              15              N/A
RCM Large-Cap Growth Fund                     132,482             N/A              N/A

RCM Tax-Managed Growth Fund                      11,559             N/A              N/A
RCM Mid-Cap Fund                                  9,741             N/A              N/A
RCM Small-Cap Fund                                    0             N/A              N/A
RCM Global Small-Cap Fund                        23,125             N/A              N/A
RCM Global Technology Fund                      492,899             N/A              N/A
RCM Global Equity Fund                               10             N/A              N/A
RCM International Growth Equity Fund             15,863             N/A              N/A
RCM Emerging Markets Fund                         6,235             N/A              N/A
RCM Europe Fund                                  89,845             N/A              N/A
RCM Biotechnology Fund                        1,352,623             N/A              N/A
RCM Global Healthcare Fund                      513,997             N/A              N/A
Equity Income                                        75               0                0

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Purchases, Exchanges and Redemptions

         Purchases, exchanges and redemptions of the Trust's shares are discussed in the Class A, B and C Prospectus, the Class D Prospectus under the headings "Investment Options--Class A, B and C Shares" and "How to Buy and Sell Shares," the Class R Prospectuses under the heading "How to Buy and Sell Shares" and in the Institutional Prospectus under the headings "Investment Options--Institutional Class and Administrative Class Shares" and "Purchases, Redemptions & Exchanges." Certain purchases of the Trust's shares are subject to a reduction or elimination of sales charges, as described in detail in the Guide. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors.


         Certain clients of the Adviser or a Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

         One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

         As described and subject to any limits in the Class A, B and C Prospectus, the Class D Prospectus and the Class R Prospectuses under the caption "How to Buy and Sell Shares--Exchanging Shares," and in the Institutional Prospectus under the caption "Purchases, Redemptions and Exchanges--Exchange Privilege," a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust that is available for investment, or any series of PIMS, on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under "Alternative Purchase Arrangements." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.


         Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the New York Stock Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

         An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12 month period or in any calendar year. For example, the Trust currently limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so as described in the Prospectuses.

         Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

         The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

         Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in the Guide. The Trust's Agreement and Declaration of Trust, as amended and restated (the "Declaration of Trust"), also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

Redemption Fees and Fund Reimbursement Fees

         Redemption Fees. Certain redemptions and exchanges of Institutional, Administrative and Class D shares may also be subject to a redemption fee of up to 2%. See the Institutional Prospectus and Class D Prospectus for details.

         Fund Reimbursement Fees. Investors in Institutional Class and Administrative Class shares of the Tax-Efficient Structured Emerging Markets Fund are subject to a fee (a "Fund Reimbursement Fee"), both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are deducted automatically from the amount invested or the amount to be received in connection with a redemption; the fees are not paid separately. Fund Reimbursement Fees are paid to and retained by the Fund to defray certain costs described below and no portion of such fees are paid to or retained by the Adviser, the Distributor or the Sub-Adviser. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions of shares acquired by such reinvestments are subject to Fund Reimbursement Fees.

         The purpose of Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of shares to investors (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thus insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption proceeds. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks), and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

         On July 1, 1998, the Structured Emerging Markets* and Tax-Efficient Structured Emerging Markets Funds commenced investment operations immediately following a transaction (the "Parametric Transaction") in which each Fund issued Institutional Class shares to unit holders of the Parametric Portfolio Associates Emerging Markets Trust, a separate account managed by Parametric (the "EM Trust"), in exchange for the EM Trust's assets. The EM Trust's unit holders were divided into two categories: participants who pay taxes ("Taxable Participants") and participants that are non-taxable entities ("Non-Taxable Participants" and, together with the Taxable Participants, the "Participants"). Assets in the EM Trust equal in value to the value of the Taxable Participants' participation in the EM Trust were transferred to the Tax-Efficient Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. Assets in the EM Trust equal in value to the value of the Non-Taxable Participants' participation in the EM Trust were transferred to the Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. The Participants' interests in the EM Trust were then terminated and Institutional Class shares of the Tax-Efficient Structured Emerging Markets Fund were distributed to the Taxable Participants and Institutional Class shares of the Structured Emerging Markets Fund were distributed to the Non-Taxable Participants, in each case in proportion to each Participant's interest in the EM Trust. After the completion of the Parametric Transaction, the portfolio securities which were owned by the EM Trust became portfolio securities of the Funds (allocated to the Funds on a substantially pro-rata basis), to be held or sold as Parametric deems appropriate.

         Portfolio securities transferred to the Funds pursuant to the Parametric Transaction will have the same tax basis as they had when held by the EM Trust. Such securities have "built-in" capital gains if their market value at the time of the Parametric Transaction was greater than their tax basis (other securities may have "built-in" capital losses for tax purposes if their market value at the time of the Parametric Transaction was less than their tax basis). Built-in capital gains realized upon the disposition of these securities will be distributed to all Fund shareholders who are shareholders of record on the record date for the distribution, even if such shareholders were not Participants in the EM Trust prior to the Parametric Transaction. This means that investors purchasing Fund shares after the date of this Prospectus may be required to pay taxes on distributions that economically represent a return of a portion of the amount invested. For further information, see "Taxation--Distributions" below.

         In connection with the Parametric Transaction, the Participants in the EM Trust will not be subject to Fund Reimbursement Fees with respect to any shares of these Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such Participant through June 30, 1998. Such Participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.

------------------------

* (1) Please see the section captioned "The Trust" in this Statement of Additional Information for further information about this Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

         Investment decisions for the Trust and for the other investment advisory clients of the Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser or a Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Adviser or a Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or a Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

         There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

         The Adviser and/or each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Because the Asset Allocation Fund invests exclusively in Institutional Class shares of Underlying PIMCO Funds, it generally does not pay brokerage commissions and related costs, but does indirectly bear a proportionate share of these costs incurred by the Underlying PIMCO Funds in which it invests.

         For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the following amounts of brokerage commissions were paid by the Funds (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations):

                                                       Year           Year           Year
                                                       Ended          Ended          Ended
Fund                                                  6/30/02        6/30/01        6/30/00
----                                               -----------     ----------     ----------
Former Equity Income Fund/(1)/                     $       N/A     $   44,233     $  639,072
Value Fund                                           3,915,882      1,275,254      1,368,486
Small Cap Value Fund                                 1,604,558        731,263        902,212
Capital Appreciation Fund                            1,969,477      1,536,386      1,867,969
Mid-Cap Fund/(1)/                                    4,435,278      2,868,263      2,971,231
Emerging Companies Fund/(1)/                         1,088,934        284,326        459,754
Small-Cap Fund/(1)/                                        N/A         19,783        173,958
Enhanced Equity Fund/(1)/                                  N/A         11,390         47,705
Select Growth Fund/(1)/                                152,425        113,647          7,385
Growth & Income Fund                                   177,895         56,059         31,542
Renaissance Fund                                    16,974,540      5,066,118      3,922,894
Growth Fund                                          2,622,362      3,152,949      2,521,588
Target Fund                                          3,775,543      2,231,538      1,329,983
Opportunity Fund                                     2,158,577      1,898,268      1,444,344
Innovation Fund                                      8,018,269      6,919,985      2,134,497
Healthcare Innovation Fund/(1)/                            N/A          3,324            N/A
Small-Cap Technology Fund/(1)/                             N/A          1,495            N/A
Telecom Innovation Fund/(1)/                               N/A            908            N/A
Internet Innovation Fund/(1)/                              N/A            970            N/A
Electronics Innovation Fund/(1)/                           N/A          1,218            N/A
International Fund/(1)/                                    N/A        212,987        524,707
Select International Fund/(1)/                         170,043        153,089            N/A
Select World Fund/(1)/                                     N/A            409            N/A
Europe Growth Fund/(1)/                                    N/A            637            N/A
Emerging Markets Fund/(1)/                                 N/A          2,044            N/A
Precious Metals Fund/(1)/                                  N/A            N/A         27,057
Tax-Efficient Equity Fund                               35,209         58,684         73,137
Structured Emerging Markets Fund/(1)/                   63,057         51,206        111,394
Tax-Efficient Structured Emerging Markets Fund         175,676        209,176        160,009
Mega-Cap Fund                                            5,356          4,944            N/A
Global Innovation Fund/(1)/                          1,175,194        745,417         41,209
Basic Value Fund                                         3,167          2,837          1,708
Equity Income Fund                                         N/A        109,502         49,080
RCM Large-Cap Growth Fund                              164,167            N/A            N/A
RCM Tax-Managed Growth Fund                              6,298            N/A            N/A
RCM Mid-Cap Fund                                     1,118,700            N/A            N/A
RCM Small-Cap Fund                                     230,399            N/A            N/A
RCM Global Small-Cap Fund                              103,272            N/A            N/A
RCM Global Technology Fund                           2,231,996            N/A            N/A
RCM Global Equity Fund                                   8,727            N/A            N/A
RCM International Growth Equity Fund                   376,218            N/A            N/A
RCM Emerging Markets Fund                               24,855            N/A            N/A
RCM Europe Fund                                         91,460            N/A            N/A
RCM Biotechnology Fund                               1,027,009            N/A            N/A
RCM Global Healthcare Fund                             459,817            N/A            N/A

TOTAL                                              $54,361,193    $27,768,309    $20,810,921

------------------

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

         The Adviser or, pursuant to the portfolio management agreements, a Sub-Adviser, places orders for the purchase and sale of portfolio investments for a Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser and the Sub-Advisers will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. The Adviser and Sub-Advisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Advisers receive research services from many broker-dealers with which the Adviser and Sub-Advisers place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and Sub-Advisers in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The advisory fees paid by the Trust are not reduced because the Adviser and Sub-Advisers receive such services.

         In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser and Sub-Advisers may cause the Trust to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         Consistent with the rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Advisers may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

         The Adviser or a Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

         Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." As required by applicable SEC rules, the Board of Trustees has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards. The tables below describe the commissions, if any, paid by a Fund to affiliated brokers during the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000. Because the status of brokers as "affiliated brokers" depends on factors such as potential affiliations between the Adviser and its affiliates (e.g., Allianz AG) and such brokers and their affiliates, which may change over time, a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods.

                                            Fiscal Year Ended June 30, 2002
------------------------------------------------------------------------------------------------------------
                                                              % of Fund's       % of Fund's
                                               Amount of       Aggregate      Aggregate Dollar
                                               Brokerage       Brokerage          Amount of
Fund                    Affiliated Broker      Commission      Commision        Transactions
------------------------------------------------------------------------------------------------------------

Value                   Deutsche Banc           $115,778         2.957%            0.005%
                        Alex Brown Inc.
------------------------------------------------------------------------------------------------------------
                        Deutsche Bank           $71,320          1.821%            0.003%
                        Securities Inc.

------------------------------------------------------------------------------------------------------------
Capital Appreciation      Deutsche Banc Alex     $69,020                 3.505%                 0.004%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
                          Deutsche Morgan        $2,300                  0.117%                 0.000%
                          Grenfell Global
                          Custody
------------------------------------------------------------------------------------------------------------
Mid-Cap                   Deutsche Banc Alex     $141,383                3.188%                 0.005%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
                          Deutsche Morgan        $9,355                  0.211%                 0.000%
                          Grenfell Global
                          Custody
------------------------------------------------------------------------------------------------------------
Emerging Companies        Deutsche Banc Alex     $30,320                10.375%                 0.006%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
Growth & Income           Deutsche Banc Alex     $8,250                  4.638%                 0.005%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
Renaissance               Deutsche Banc Alex     $629,691                3.710%                 0.007%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
Growth                    Deutsche Banc Alex     $56,930                 2.171%                 0.002%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
Target                    Deutsche Banc Alex     $18,716                 1.210%                 0.001%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
Opportunity               Deutsche Banc Alex     $5,445                  0.702%                 0.000%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
Innovation                Deutsche Bank          $27,928                 0.348%                 0.000%
                          Securities Inc.
------------------------------------------------------------------------------------------------------------
Healthcare Innovation     Deutsche Banc Alex     $30                     0.876%                  N/A
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
Structured Emerging       Hypovereinsbank        $5,342                  8.472%                  N/A
Markets Fund              Luxembourg
------------------------------------------------------------------------------------------------------------
Tax-Efficient             Hypovereinsbank        $3,269                  1.860%                 0.007%
Structured Emerging       Luxembourg
Markets
------------------------------------------------------------------------------------------------------------
                          Hypovereinsbank AG     $1,286                  0.732%                 0.003%
------------------------------------------------------------------------------------------------------------
                          Hypovereinsbank        $1,048                  0.596%                 0.002%
                          Hungaria RT
------------------------------------------------------------------------------------------------------------
                          Hypovereinsbank        $4,916                  2.797%                 0.010%
                          Polska S.A.
------------------------------------------------------------------------------------------------------------
Global Innovation         Deutsche Banc Alex     $14,165                 1.205%                 0.001%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
Select Value              Deutsche Banc Alex     $15                     0.410%                 0.000%
                          Brown Inc.
------------------------------------------------------------------------------------------------------------
RCM Large-Cap Growth      Deutsch Bank           $16,301                 9.930%                 0.006%
                          Securities Inc.
------------------------------------------------------------------------------------------------------------
RCM Tax-Managed Growth    Deutsch Bank           $81                     1.290%                 0.001%
                          Securities Inc.
------------------------------------------------------------------------------------------------------------
RCM Mid-Cap               Deutsch Bank           $26,131                 2.336%                 0.002%
                          Securities Inc.
------------------------------------------------------------------------------------------------------------
RCM Small-Cap             Deutsch Bank           $4,023                  1.746%                 0.001%
                          Securities Inc.
------------------------------------------------------------------------------------------------------------
RCM Global Technology     Credit Lyonnais        $11,364                 0.509%                 0.001%
                          Securities (USA) Inc.
------------------------------------------------------------------------------------------------------------
                          Deutsch Bank           $85,973                 3.852%                 0.004%
                          Securities Inc.
------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RCM Global Equity         Credit Lyonnais        $80                     0.916%                 0.001%
                          Securities
----------------------------------------------------------------------------------------------------------------------
                          Deutsch Bank           $286                    3.277%                 0.004%
                          Securities Inc.
----------------------------------------------------------------------------------------------------------------------
RCM International         Credit Lyonnais        $4,002                  1.064%                 0.001%
Growth Equity             Securities
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Alex Brown    $1,943                  0.517%                 0.000%
                          London
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Bank Asia     $860                    0.229%                 0.000%
                          Secs Ltd
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Bank          $20,844                 5.540%                 0.003%
                          Securities Inc.
----------------------------------------------------------------------------------------------------------------------
                          Dresdner Kleinworth    $10,894                 2.896%                 0.002%
                          Wasserstein Sec LLC
----------------------------------------------------------------------------------------------------------------------
RCM Emerging Markets      Credit Lyonnais        $1,691                  6.804%                 0.007%
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Bank S.A.     $1,494                  6.011%                 0.006%
----------------------------------------------------------------------------------------------------------------------
RCM Europe                Deutsche Bank          $3,528                  3.857%                 0.002%
                          Securities Inc.
----------------------------------------------------------------------------------------------------------------------
                          Dresdner Kleinwort     $10,501                 11.482%                0.007%
                          Benson North America
----------------------------------------------------------------------------------------------------------------------
                          Dresdner Kleinworth    $15,539                 16.990%                0.010%
                          Wasserstein Sec LLC
----------------------------------------------------------------------------------------------------------------------
RCM Biotechnology         Deutsche Bank          $12,805                 1.247%                 0.001%
                          Securities Inc.
----------------------------------------------------------------------------------------------------------------------


                         Fiscal Year Ended June 30, 2001

                                                                                                % of Fund's
                                                                         % of Fund's            Aggregate Dollar
                                                 Amount of Brokerage     Aggregate Brokerage    Amount of
Fund                      Affiliated Broker      Commission              Commission             Transactions
----------------------------------------------------------------------------------------------------------------------
Value                     Deutsche Banc Alex     $66,950                 5.250%                 0.007%
                          Brown Inc.
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Bank          $2,500                  0.196%                 0.000%
                          Capital Corp
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Bank          $7,250                  0.569%                 0.001%
                          Securities Corp
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation      Deutsche Banc Alex     $34,665                 2.256%                 0.002%
                          Brown Inc.
----------------------------------------------------------------------------------------------------------------------
Mid-Cap                   Deutsche Morgan        $2,875                  0.100%                 0.000%
                          Grenfell
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Banc Alex     $71,364                 2.488%                 0.002%
                          Brown Inc.
----------------------------------------------------------------------------------------------------------------------
Emerging Companies        Deutsche Banc Alex     $17,035                 5.991%                 0.005%
                          Brown Inc.
----------------------------------------------------------------------------------------------------------------------
Select Growth             Deutsche Banc Alex     $1,215                  1.069%                 0.001%
                          Brown Inc.
----------------------------------------------------------------------------------------------------------------------
Growth & Income           Deutsche Banc Alex     $12,538                 22.366%                0.012%
                          Brown Inc.
----------------------------------------------------------------------------------------------------------------------
Renaissance               Deutsche Banc Alex     $321,969                6.355%                 0.012%
                          Brown Inc.

----------------------------------------------------------------------------------------------------------------------
Growth                    Deutsche Banc Alex
                          Brown Inc.             $86,063                 2.730%                 0.002%
----------------------------------------------------------------------------------------------------------------------
Target                    Deutsche Banc Alex
                          Brown Inc.             $50,893                 2.281%                 0.001%
----------------------------------------------------------------------------------------------------------------------
Opportunity               Deutsche Banc Alex
                          Brown Inc.             $9,713                  0.512%                 0.000%
----------------------------------------------------------------------------------------------------------------------
Innovation                Deutsche Banc Alex
                          Brown Inc.             $68,030                 0.983%                 0.000%
----------------------------------------------------------------------------------------------------------------------
Tax-Efficient             Bankers Trust Alex
Structured Emerging       Brown International
Markets                   LDN                    $2,017                  0.964%                 0.003%
----------------------------------------------------------------------------------------------------------------------


                         Fiscal Year Ended June 30, 2000

                                                                                                % of Fund's
                                                                         % of Fund's            Aggregate Dollar
                                                 Amount of Brokerage     Aggregate Brokerage    Amount of
Fund                      Affiliated Broker      Commission              Commission             Transactions
----------------------------------------------------------------------------------------------------------------------
Mid-Cap                   Credit Lyonnais
                          Securities (USA) Inc.  $9,975                  0.336%                 0.038%
----------------------------------------------------------------------------------------------------------------------
                          Wasserstein Perella
                          Company                $405                    0.014%                 0.002%
----------------------------------------------------------------------------------------------------------------------
Renaissance               Deutsche Morgan
                          Grenfell               $6,603                  0.168%                 0.000%
----------------------------------------------------------------------------------------------------------------------
International             Banque Paribas         $1,245                  0.245%                 0.001%
                          Credit Lyonnais
                          Securities             $40,920                 8.055%                 0.022%
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Bank AG       $1,398                  0.275%                 0.001%
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Bank
                          Securities Inc.        $805                    0.158%                 0.000%
----------------------------------------------------------------------------------------------------------------------
                          Deutsche Morgan
                          Grenfell               $15,746                 3.099%                 0.009%
----------------------------------------------------------------------------------------------------------------------


Regular Broker-Dealers

     The table below contains the aggregate value of securities of the Trust's regular broker-dealers held by each Fund, if any, at the end of fiscal year 2002 (June 30, 2002).

                                                                Aggregate Value of
                                                                Securities of Regular
Fund                        Regular Broker-Dealer               Broker-Dealer Held by Fund
---------------------------------------------------------------------------------------------
Value                       State Street Bank and Trust         $107,699,000
                            Company
---------------------------------------------------------------------------------------------
Growth & Income             State Street Bank and Trust         $1,873,000
                            Company
---------------------------------------------------------------------------------------------
                            Banc America Security LLC,          $2,462,600
                            Montgomery Division
---------------------------------------------------------------------------------------------
Growth                      Morgan Stanley and Company Inc.     $21,540,000
---------------------------------------------------------------------------------------------
                            Banc America Security LLC,          $35,180,000
                            Montgomery Division
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Select Growth               State Street Bank and Trust         $ 3,624,000
                            Company
--------------------------------------------------------------------------------
                            Banc America Security LLC,          $ 2,462,600
                            Montgomery Division
--------------------------------------------------------------------------------
Target                      State Street Bank and Trust         $68,794,000
                            Company
--------------------------------------------------------------------------------
Innovation                  State Street Bank and Trust         $11,318,000
                            Company
--------------------------------------------------------------------------------
Global Innovation           State Street Bank and Trust         $11,905,000
                            Company
--------------------------------------------------------------------------------
Mega-Cap                    State Street Bank and Trust         $   141,000
                            Company
--------------------------------------------------------------------------------
Capital Appreciation        Lehman Brothers Inc.                $ 8,859,084
--------------------------------------------------------------------------------
                            Bear Stearns & Company Inc.         $ 3,672,000
--------------------------------------------------------------------------------
                            State Street Bank and Trust         $39,137,000
                            Company
--------------------------------------------------------------------------------
Mid-Cap                     Bear Stearns & Company Inc.         $ 4,694,040
--------------------------------------------------------------------------------
                            State Street Bank and Trust         $49,505,000
                            Company
--------------------------------------------------------------------------------
Emerging Companies          State Street Bank and Trust         $ 3,875,000
                            Company
--------------------------------------------------------------------------------
Small-Cap                   State Street Bank and Trust         $70,599,000
                            Company
--------------------------------------------------------------------------------
Tax-Efficient Equity        Banc America Security LLC           $   408,088
                            (Montgomery Division)
--------------------------------------------------------------------------------
                            Bear Stearns & Company Inc.         $   111,812
--------------------------------------------------------------------------------
                            Lehman Brothers Inc.                $   131,292
--------------------------------------------------------------------------------
                            Merrill Lynch Pierce Fenner &       $   174,150
                            Smith
--------------------------------------------------------------------------------
                            State Street Bank and Trust         $   290,550
                            Company
--------------------------------------------------------------------------------
Equity Income               Banc America Security LLC           $   816,176
                            (Montgomery Division)
--------------------------------------------------------------------------------
                            State Street Bank and Trust         $ 1,580,000
                            Company
--------------------------------------------------------------------------------
Opportunity                 State Street Bank and Trust         $ 5,312,000
                            Company
--------------------------------------------------------------------------------
NFJ Value                   State Street Bank and Trust         $   122,000
                            Company
--------------------------------------------------------------------------------
Select Value                State Street Bank and Trust         $    26,000
                            Company
--------------------------------------------------------------------------------
RCM Large-Cap Growth        Merrill Lynch Pierce Fenner and     $ 1,478,250
                            Smith
--------------------------------------------------------------------------------
                            State Street Bank and Trust         $11,219,000
                            Company
--------------------------------------------------------------------------------
RCM Tax-Managed Growth      State Street Bank and Trust         $   831,000
                            Company
--------------------------------------------------------------------------------
RCM Global Small-Cap        State Street Bank and Trust         $   170,000
                            Company
--------------------------------------------------------------------------------
RCM Global Technology       State Street Bank and Trust         $47,010,000
                            Company
--------------------------------------------------------------------------------
RCM Global Equity           Lehman Brothers Inc.                $    22,195
--------------------------------------------------------------------------------
                            State Street Bank and Trust         $    37,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Company
--------------------------------------------------------------------------------
                            US Bancorp Piper Jaffray Inc.       $    21,249
--------------------------------------------------------------------------------
RCM International Growth    Credit Suisse First Boston          $ 1,577,640
Equity                      Corporation
--------------------------------------------------------------------------------
                            State Street Bank and Trust         $ 2,597,000
                            Company
--------------------------------------------------------------------------------
RCM Europe                  Credit Suisse First Boston          $   534,750
                            Corporation
--------------------------------------------------------------------------------
                            UBS Warburg LLC                     $   588,161
--------------------------------------------------------------------------------
                            State Street Bank and Trust         $ 1,714,000
                            Company
--------------------------------------------------------------------------------
RCM Biotechnology           State Street Bank and Trust         $16,630,000
                            Company
--------------------------------------------------------------------------------
RCM Global Healthcare       State Street Bank and Trust         $ 4,928,000
                            Company
--------------------------- ----------------------------------- ----------------

Portfolio Turnover

         A change in the securities held by a Fund is known as "portfolio turnover." With the exception of the Tax-Efficient Structured Emerging Markets and Tax-Efficient Equity Funds (which may attempt to minimize portfolio turnover as a tax-efficient management strategy), the Sub-Advisers manage the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates), and may adversely impact a Fund's after-tax returns. See "Taxation."

         The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

         Because the Adviser does not expect to reallocate the Asset Allocation Fund's assets among the Underlying Funds on a frequent basis, the portfolio turnover rate for the Asset Allocation Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Asset Allocation Fund indirectly bears the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates.

         Portfolio turnover rates for each Fund for which financial highlights are available are provided under "Financial Highlights" in the applicable Prospectus.

                                 NET ASSET VALUE

         As indicated in the Prospectuses under the heading "How Fund Shares are Priced," the net asset value ("NAV") of a class of a Fund's shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

         For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

         Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Tax-Efficient Structured Emerging Markets, RCM Global Small-Cap, RCM Global Technology, RCM Global Healthcare, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets, RCM Europe, NACM Global, NACM International and NACM Pacific Rim Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

         Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

         In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

         Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of classes of shares of the Funds with higher service and/or distribution fees applicable to such shares may be lower than the per share net asset value of the classes of shares with lower or no service and/or distribution fees as a result of the higher daily expense accruals of the service and/or distribution fees applicable to such classes. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

         The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    TAXATION

         The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

         Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, each Fund must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

Distributions

         As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year or later if a Fund is permitted to elect and so elects, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

         Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

         All shareholders must treat dividends, other than capital gain dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt. While the Tax-Efficient Equity, RCM Tax-Managed Growth and Tax-Efficient Structured Emerging Markets Funds seek to minimize taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Each Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The tax status of each Fund and the distributions which it may make are summarized in the Prospectuses under the captions "Fund Distributions" and "Tax Consequences."

         A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement). Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

         Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains (generally subject to a 20% tax rate for shareholders who are individuals), regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders (that is, not taxable to a shareholder and reduces the shareholder's basis in the shares) or, in some cases, as capital gain.

         The Asset Allocation Fund will not be able to offset gains realized by one Underlying PIMCO Fund in which such Fund invests against losses realized by another Underlying PIMCO Fund in which such Fund invests. The Asset Allocation Fund's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. More generally, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to shareholders of such Fund.

         Depending on the Asset Allocation Fund's percentage ownership in an Underlying PIMCO Fund both before and after a redemption, the Asset Allocation Fund's redemption of shares of such Underlying PIMCO Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying PIMCO Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying PIMCO Funds directly.

         Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Sales of Shares

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a maximum federal income tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund shares) held by non-corporate shareholders for more than 5 years will generally be taxed at a lower maximum capital gain tax rate of 18% (or 8%, in the case of such shareholders in the 10% or 15% tax bracket). The 18% rate only applies to assets the holding period for which begins after December 31, 2000, including by way of an election (reported on the non-corporate shareholder's 2001 tax return) to mark the assets to market as of January 2, 2001 and to pay the tax on any gain thereon. The mark-to-market election may be disadvantageous from a federal tax perspective and shareholders should consult their tax advisors before making such an election. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Backup Withholding

         A Fund generally is required to withhold and remit to the U. S. Treasury a percentage of all taxable dividends and other distributions payable to and the proceeds of share sales, exchanges, or redemptions made by shareholders who fail to provide the Fund with their correct taxpayer identification number or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

         U.S. Treasury Regulations affecting the application to foreign investors of the backup withholding and withholding tax rules generally became effective for payments made after December 31, 2000. In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the potential application of these new regulations.

Options, Futures, Forward Contracts and Swap Agreements

         To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders, including shareholders of the Asset Allocation Fund.

         To the extent such investments are permissible, certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as
(i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

         Investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Currency Transactions

         A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

         Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income. Although the Asset Allocation Fund may itself be entitled to a deduction for such taxes paid by an Underlying PIMCO Fund in which the Asset Allocation Fund invests, the Asset Allocation Fund will not be able to pass any such credit or deduction through to its own shareholders. In addition, a Fund which invests in other investment companies, including the Asset Allocation Fund, may not be able to pass any such credit or deduction for taxes paid by the underlying investment company through to its own shareholders.

Original Issue Discount and Pay-In-Kind Securities

         Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shares Purchased through Tax-Qualified Plans

         Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of and investment of an investment on their particular tax situation.

Other Taxation

         From time to time, certain of the Trust's series may be considered under the Code to be nonpublicly offered regulated investment companies. Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder's pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% "floor" on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

         Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                OTHER INFORMATION

Capitalization

         The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

         Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Net investment income from interest and dividends, if any, will be declared and paid quarterly to shareholders of record by the Growth & Income, Equity Income, Basic Value, Value, Renaissance and Asset Allocation Funds. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the other Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

         Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

RCM Funds' Portfolio Management Teams

         The Trust, in its advertisements, may refer to the individual portfolio managers who comprise the portfolio management teams of the PIMCO RCM Funds.

         The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund. The Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Seth Reicher and Mary Bersot.

         The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund. The Private Client Group is comprised of a team of investment professionals including, but not limited to, Joanne Howard and Brad Branson.

         The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund. The Mid-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Gary Sokol and Brian Dombkowski.

         The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small Cap Fund. The Teams are comprised of a team of investment professionals including, but not limited to, Thomas Ross, Jonathan Bolton and Scott Brown.

         The Healthcare Global Sector Research Team is primarily responsible for the day-to-day management of the RCM Global Healthcare Fund and the RCM Biotechnology Fund. The Healthcare Global Sector Research Team is comprised of a team of investment professionals including, but not limited to, Michael Dauchot, M.D. and Eric Shen, M.D.

         The International Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM International Growth Equity Fund, RCM Global Equity Fund, RCM Europe Fund and RCM Emerging Markets Fund. The International Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Mark Phelps, Barbel Lenz and Jonathan Bolton.

         The Small-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Small-Cap Fund. The Small-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Thomas Ross.

         The following table provides information about the individuals who compose each of the management teams noted above.

Management Team         Portfolio Manager(s)       Since      Recent Professional Experience
Large-Cap Equity        Seth A. Reicher, CFA                  Managing Director, co-CIO and Senior

Portfolio Management                                                       Portfolio Manager, U.S. Large Cap Equity
Team                                                                       Portfolio Management Team.  Member of
                                                                           Dresdner RCM's Global Investment Policy
                                                                           Committee and leads the San Francisco
                                                                           Quantitative Equity Team.  Formerly,
                                                                           Quantitative Analyst and Portfolio
                                                                           Manager, Core Portfolio Management Team;
                                                                           Analyst and Portfolio Manager, Associated
                                                                           Capital and later Capitalcorp Asset
                                                                           Management.
                                Mary  M. Bersot, CFA         1999          Managing Director, co-CIO and Senior
                                                                           Portfolio Manager, U.S. Large Cap Equity
                                                                           Portfolio Management Team.  Formerly,
                                                                           Senior Vice President, McMorgan & Co;
                                                                           Vice President and Portfolio Manager,
                                                                           Citicorp Trust of California.
Private Client Group            Joanne L. Howard, CFA                      Managing Director and Senior Portfolio
Equity Portfolio                                                           Manager, Equity Portfolio Management
Management Team                                                            Team.  Formerly, Managing Director and
                                                                           senior member, Scudder Quality Growth
                                                                           Equity Management; Manager, American
                                                                           Express Investment Management Co.;
                                                                           Director of Research, ISI Corporation.
                                M. Brad Branson, CFA         1993          Managing Director, co-CIO and Senior
                                                                           Portfolio Manager, Private Client
                                                                           Group.
Mid-Cap Equity Portfolio        Gary B. Sokol, CFA           1997          Managing Director, co-CIO and Senior
Management Team                                                            Portfolio Manager, U.S. Mid Cap
                                                                           Equities.  Formerly, Analyst and
                                                                           Portfolio Manager, BA Investment
                                                                           Management Co.
                                Brian E. Dombkowski, CFA     1997          Director, co-CIO and Senior Portfolio
                                                                           Manager, U.S. Mid Cap Equities.  Prior to
                                                                           joining Dresdner RCM, he worked with GE
                                                                           Investments and the Private Client Group
                                                                           at Merrill Lynch.
Small-Cap Equity                Thomas J. Ross               2001          Director, CIO and Senior Portfolio
Portfolio Management Team                                                  Manager, Small Cap Equity Team; Portfolio
                                                                           Manager, Global Technology Team.
                                                                           Formerly, Senior Analyst and Portfolio
                                                                           Manager, Deutscher Investment Trust
                                                                           (DIT), a subsidiary of Dresdner Bank AG
                                                                           in Frankfurt.
                                Jonathan P. Bolton                         Director and Portfolio Manager,
                                                                           International and Global Equities Teams.
                                                                           Formerly, Research Analyst and Portfolio
                                                                           Manager, Schroders.
                                Scott J. Brown, CFA                        Assistant Portfolio Manager, Small Cap
                                                                           Team.  Formerly, member, Global Equities
                                                                           Team and Fixed Income Team; Equity Sales,
                                                                           Smith Barney.
Healthcare Global Sector        Michael Dauchot, M.D.        1999          Director and Analyst, Global Healthcare
Research Team                                                              Team.  Formerly, Junior Analyst,
                                                                           BancBoston Robertson Stephens.
                                Eric Shen, M.D.              2001          Analyst, Global Healthcare Team.

                                                                           Formerly, Analyst, Robertson Stephens.
International Equity            Mark Phelps                                Chief Investment Officer, Managing
Portfolio Management                                                       Director, Portfolio Manager, International
Team                                                                       and Global Equity Teams; Member, Dresdner
                                                                           RCM's overall global asset allocation
                                                                           committee. Formerly, Investment Adviser,
                                                                           Baltic plc.
                                Barbel Lenz                                Deputy CIO and Senior Portfolio Manager,
                                                                           International Equities and European
                                                                           Equities Teams; Manager, PIMCO RCM Europe
                                                                           Fund.  Formerly, Portfolio Manager,
                                                                           Deutscher Investment Trust (DIT), a
                                                                           subsidiary of Dresdner Bank AG in
                                                                           Frankfurt.
                                Jonathan P. Bolton                         See Above.
Global Equity Portfolio
Management Team                 Thomas J. Ross                             See Above.
                                Jonathan P. Bolton                         See Above.
                                Scott J. Brown, CFA                        See Above.

Performance Information

         From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds. Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance.

         The total return of the classes of shares of the Funds may be included in advertisements or other written material. When a Fund's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds), as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

         The Funds may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

         Performance information is computed separately for each class of a Fund. Each Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Value, Equity Income, Basic Value, Renaissance and Asset Allocation Funds may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements the total return of each class (and yield of each class in the case of the

Value, Equity Income, Basic Value, Renaissance and Asset Allocation Funds) and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

         Investment results of the Funds will fluctuate over time, and any representation of the Funds' total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual and Semi-Annual Reports contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

         The PIMCO RCM Funds were formerly a series of funds of Dresdner RCM Global Funds, Inc., and were reorganized into the respective Funds of the MMS Trust on February 1, 2002. Performance information shown (including that presented in any advertisements for the PIMCO RCM Funds) is based upon the historical performance of the predecessor funds of the PIMCO RCM Funds, adjusted as set forth herein.

         The PIMCO NACM Pacific Rim Fund was formerly a series of Nicholas-Applegate Institutional Funds and reorganized into a Fund of the MMS Trust on July 20, 2002. Performance information shown (including that presented in any advertisements for the PIMCO NACM Pacific Rim Fund) is based upon the historical performance of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, adjusted as set forth herein.

Calculation of Yield

         Quotations of yield for certain of the Funds may be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[( a-b + 1)/6/ -1]
                              ---
                                cd

         where    a =   dividends and interest earned during the period,

                  b =   expenses accrued for the period (net of reimbursements),

                  c =   the average daily number of shares outstanding during
                  the period that were entitled to receive dividends, and

                  d =   the maximum offering price per share on the last day of
                  the period.


         The yield of a Fund will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

         The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

         Quotations of average annual total return for a Fund, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

         The performance results shown on the subsequent pages for the Value, Renaissance, Growth, Target, Opportunity, Growth & Income and Innovation Funds reflects the results of operations under these Funds' previous Sub-Adviser(s) for periods prior to May 8, 2000, May 8, 2000, May 7, 1999, July 1, 1999, March 6, 1999, March 6, 1999, July 1, 1999, March 6, 1999, November 15, 1994 and
November 1, 2000 respectively. These Funds would not necessarily have achieved the results shown under their current investment management arrangements.

         The table below sets forth the average annual total return of certain classes of shares of the following Funds for periods ended June 30, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

          Average Annual Total Return for Periods Ended June 30, 2002*


-------------------------------------------------------------------------------------------------------------------------------

                                                                              Since Inception
                                                                              of Fund               Inception    Inception
Fund                Class**           1 Year        5 Years      10 Years     (Annualized)          Date of      Date of
                                                                                                    Fund         Class
-------------------------------------------------------------------------------------------------------------------------------
                    Institutional     -3.31%        11.60%       15.24%       14.69%                12/30/91     12/30/91
Value               Administrative    -3.67%        11.27%       14.93%       14.38%                             8/21/97
                    Class A           -9.02%        9.90%        14.14%       13.62%                             1/13/97
                    Class B           -8.64%        10.08%       14.11%       13.59%                             1/13/97
                    Class C           -5.32%        10.31%       13.93%       13.38%                             1/13/97
                    Class D           -3.73%        11.19%       14.81%       14.25%                             4/8/98
                    Class R
-------------------------------------------------------------------------------------------------------------------------------
                     Institutional    14.25%        9.98%        14.01%       14.01%                10/1/91      10/1/91
Small-Cap Value     Administrative    13.85%        9.67%        13.71%       13.71%                             11/1/95
                    Class A           7.50%         8.30%        12.91%       12.95%                             1/20/97
                    Class B           7.87%         8.42%        12.88%       12.92%                             1/20/97
                    Class C           11.89%        8.71%        12.71%       12.71%                             1/20/97
                    Class D           13.80%        9.54%        13.56%       13.55%                             6/28/02
                    Class R
-------------------------------------------------------------------------------------------------------------------------------
                     Institutional    -16.08%       6.67%        13.59%       13.36%                3/8/91       3/8/91
Capital             Administrative    -16.28%       6.39%        13.31%       13.08%                             7/31/96
Appreciation        Class A           -21.03%       5.13%        12.55%       12.39%                             1/20/97
                    Class B           -21.21%       5.32%        12.52%       12.36%                             1/20/97
                    Class C           -17.86%       5.54%        12.36%       12.13%                             1/20/97
                    Class D           -16.43%       6.34%        13.19%       12.96%                             4/8/98
                    Class R
-------------------------------------------------------------------------------------------------------------------------------
                     Institutional    -14.71%       6.63%        13.20%       12.85%                8/26/91      8/26/91
Mid-Cap             Administrative    -15.10%       6.36%        12.91%       12.56%                             11/30/94
                    Class A           -19.72%       5.01%        12.12%       11.81%                             1/13/97
                    Class B           -19.85%       5.15%        12.08%       11.78%                             1/13/97
                    Class C           -16.53%       5.41%        11.92%       11.57%                             1/13/97
                    Class D           -14.98%       6.28%        12.80%       12.44%                             4/8/98
                    Class R
-------------------------------------------------------------------------------------------------------------------------------
                     Institutional    4.95%         9.97%        NA           15.43%                6/25/93      6/25/93
Emerging            Administrative    4.65%         9.70%        N/A          15.15%                             4/1/96
Companies
-------------------------------------------------------------------------------------------------------------------------------
                    Institutional     -23.45%       12.22%       N/A          15.48%                12/28/94     12/28/94
Growth & Income***  Administrative    -23.69%       11.89%       N/A          15.16%                             4/16/01
                    Class A           -28.04%       10.47%       N/A          14.13%                             7/31/00
                    Class B           -28.28%       10.75%       N/A          14.13%                             7/31/00
                    Class C           -25.15%       10.90%       N/A          14.14%                             7/31/00
                    Class D           -23.95%       11.69%       N/A          14.97%                             7/31/00
                    Class R
-------------------------------------------------------------------------------------------------------------------------------
Tax-Efficient        Institutional    1.46%         N/A          N/A          4.52%                 6/30/98      6/30/98
Structured           Administrative   1.20%         N/A          N/A          4.25%                              ----
Emerging Markets
-------------------------------------------------------------------------------------------------------------------------------
                    Institutional     -26.23%       N/A          N/A          -14.74%               8/31/99      8/31/99
Mega-Cap            Administrative    -26.42%       N/A          N/A          -14.95%                            N/A
-------------------------------------------------------------------------------------------------------------------------------
                    Institutional     6.40%         N/A          N/A          11.97%                5/8/00       5/8/00
Basic Value         Administrative    6.14%         N/A          N/A          11.70%                             ----
                    Class A           0.05%         N/A          N/A          8.52%                              7/19/02
                    Class B           0.14%         N/A          N/A          9.39%                              7/19/02
                    Class C           4.14%         N/A          N/A          10.65%                             7/19/02
                    Class D           5.87%         N/A          N/A          11.42%                             7/19/02
                    Class R
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                    Institutional      0.96%        N/A          N/A          11.85%                5/8/00       5/8/00
Equity Income       Administrative     0.67%        N/A          N/A          11.55%                             5/8/00
                    Class A           -5.13%        N/A          N/A           8.37%                             10/31/01
                    Class B           -4.73%        N/A          N/A           9.24%                             10/31/01
                    Class C           -1.26%        N/A          N/A          10.43%                             10/31/01
                    Class D            0.40%        N/A          N/A          11.26%                             10/31/01
                    Class R
---------------------------------------------------------------------------------------------------------------------------


* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.


** For all Funds listed above, Class A, Class B, Class C, Class D, Class R and Administrative Class total return presentations for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D and the Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C, Class D, Class R and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class and are paid by Class B and Class C (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of .25% per annum), Class R (at a maximum rate of .50% per annum) and may be paid by Class D (at a maximum rate of ..25% per annum) and (ii) administrative fee charges associated with Class A, Class B and Class C shares (a maximum differential of .45% per annum), Class D shares (a maximum differential of 0.70% per annum) and Class R shares (at a maximum differential of 0.50% per annum).


*** The investment objective and policies of the Growth & Income Fund were changed effective August 1, 2000. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

         The following table sets forth the average annual total return of certain classes of shares of the following Funds (each of which, except for the Tax-Efficient Equity and Asset Allocation Funds, was a series of PAF prior to its reorganization as a Fund of the Trust on January 17, 1997) for periods ended June 30, 2002. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the PAF predecessor series.

          Average Annual Total Return for Periods Ended June 30, 2002*


-----------------------------------------------------------------------------------------------------------------------------

                                                                                 Since           Inception    Inception
                                                                                 Inception       Date of      Date of Class
Fund                 Class***         1 Year        5 Years        10 Years      of Fund         Fund
                                                                                 (Annualized)
-----------------------------------------------------------------------------------------------------------------------------
                     Class A           -0.37%        15.46%         17.04%        14.32%#          4/18/88     2/1/91
Renaissance**        Class B           -0.19%        15.64%         16.99%        14.29%                      5/22/95
                     Class C            3.70%        15.90%         16.83%        13.92%                      4/18/88
                     Class D            5.46%        16.83%#        17.73%#       14.79%#                      4/8/98
                     Class R
                     Institutional      5.89%        17.10%#        18.10%#       15.18%#                    12/30/97
                     Administrative     5.70%        16.88%#        17.84%#       14.91%#                     8/31/98
-----------------------------------------------------------------------------------------------------------------------------
                     Class A          -29.82%         1.02%          7.88%        12.60%#          2/24/84   10/26/90
Growth               Class B          -29.94%         1.13%          7.82%        12.59%                      5/23/95
                     Class C          -27.02%         1.37%          7.67%        12.11%                      2/24/84
                     Class D          -25.76%         2.12%#         8.46%#       12.94%#                     1/31/00
                     Class R
                     Institutional    -25.42%         2.52%#         8.89%#       13.39%#                     3/31/99
                     Administrative   -25.65%         2.20%#         8.59%#       13.09%#                     3/31/99
-----------------------------------------------------------------------------------------------------------------------------
                     Class A          -34.81%         5.74%         N/A           11.70%          12/17/92   12/17/92
Target               Class B          -34.99%         5.99%         N/A           11.70%                      5/22/95
                     Class C          -32.25%         6.24%         N/A           11.57%                     12/17/92
                     Class D          -31.04%         6.92%         N/A           12.35%                       6/9/00
                     Class R
                     Institutional    -30.77%         7.22%#        N/A           12.78%#                     3/31/99
                     Administrative   -30.95%         7.15%#        N/A           12.61%#                     3/31/99
-----------------------------------------------------------------------------------------------------------------------------
                     Class A          -25.54%        -0.24%          9.57%        13.33%#          2/24/84   12/17/90
Opportunity          Class B          -25.72%        -0.01%          9.55%        13.32%                      3/31/99
                     Class C          -22.54%         0.17%          9.39%        12.85%                      2/24/84
                     Class D          -21.16%#        0.93%#        10.21%#       13.73%#                    N/A
                     Class R
                     Institutional    -20.85%         1.13%#        10.53%#       14.09%#                     3/31/99
                     Administrative   -21.06%         0.98%#        10.32%#       13.83%#                     3/31/99
-----------------------------------------------------------------------------------------------------------------------------
                     Class A          -54.72%         0.86%         N/A            8.82%          12/22/94   12/22/94
Innovation           Class B          -54.80%         1.03%         N/A            8.88%                      5/22/95
                     Class C          -52.91%         1.32%         N/A            8.87%                     12/22/94
                     Class D          -52.04%         2.13%         N/A            9.73%                       4/8/98
                     Class R
                     Institutional    -51.92%         2.35%#        N/A           10.03%#                      3/5/99
                     Administrative   -52.05%         2.16%#        N/A            9.81%#                     3/10/00
-----------------------------------------------------------------------------------------------------------------------------
                     Class A          -22.58%        N/A            N/A           -5.45%           7/10/98    7/10/98
Tax-Efficient        Class B          -22.76%        N/A            N/A           -5.54%                      7/10/98
Equity               Class C          -19.51%        N/A            N/A           -4.81%                      7/10/98
                     Class D          -18.12%        N/A            N/A           -4.15%                      7/10/98
                     Institutional    -17.82%        N/A            N/A           -3.69%#                      7/2/99
                     Administrative   -18.02%        N/A            N/A           -3.98%#                     9/30/98
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation     Class A           -9.67%        N/A            N/A            3.01%                      9/30/98
                     Class B           -9.81%        N/A            N/A            3.11%                      9/30/98
                     Class C           -5.98%        N/A            N/A            3.80%                      9/30/98
                     Institutional     -3.89%#       N/A            N/A            5.16%#                     3/01/99
                     Administrative    -3.84%#       N/A            N/A            4.96%#                     3/01/99
-----------------------------------------------------------------------------------------------------------------------------


     * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

     ** The investment objective and policies of the Renaissance Fund and International Fund were changed effective February 1, 1992 and September 1, 1992, respectively. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

     *** Class A, Class B, Class D, Class R, Institutional Class and Administrative Class total return presentations for the Funds listed for periods prior to the Inception Date of the particular class of a Fund (with the exception of Class R, Class D, Institutional Class and

Administrative Class shares of the Innovation Fund, Class D, Institutional Class and Administrative Class shares of the Target Fund, Institutional and Administrative Class shares of the Tax-Efficient Equity Fund and Institutional and Administrative Class performance of the Asset Allocation Fund) reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of .25% per annum), Class R (at a maximum rate of .50% per annum) and may be paid by Class D (at a maximum rate of ..25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class A, B and C charges for the Institutional and Administrative Classes (a maximum differential of .45% per annum), higher for Class D (a maximum differential of .25% per annum) and higher for Class R (a maximum differential of .40% per annum). (Administrative fee charges are the same for Class A, B and C shares.) Performance presentations for periods prior to the Inception Date of Class R, Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Class R, Class D, Institutional Class and Administrative Class shares of the Target Fund, Administrative Class Shares of the Tax-Efficient Equity Fund and Institutional and Administrative Class performance of the Asset Allocation Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund), adjusted in the manner described above.


Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PAF series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares (although the Funds bear certain of their other expenses, as described in the Prospectuses and elsewhere in this Statement of Additional Information). Under the current fee structure, the Growth Fund, Target Fund, Opportunity Fund and International Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the noted Funds resulted in performance for the period shown which is higher than if the historical Class C or Class A share performance (i.e., the older class used for prior periods) were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                  Total Return for Periods Ended June 30, 2002*
             (with no adjustment for operating expenses of the noted
               classes for periods prior to their inception dates)

     --------------------------------------------------------------------------------------
                                                                          Since Inception
                                                                              of Fund
     Fund                Class             1 Year    5 Years   10 Years     (Annualized)
                                Class A    --- ---   --- ---   --- ---         14.15%
     Renaissance                Class D    --- ---     16.69%    17.23%        14.19%
                                Class R
                          Institutional    --- ---     16.97%    17.36%        14.28%
                         Administrative    --- ---     16.63%    17.19%        14.17%
     --------------------------------------------------------------------------------------
                                Class A    --- ---   --- ---   --- ---         12.30%
     Growth                     Class D    --- ---      1.73%     7.86%        12.22%
                                Class R
                          Institutional    --- ---      2.12%     8.06%        12.33%
                         Administrative    --- ---      1.89%     7.94%        12.26%
     --------------------------------------------------------------------------------------
                                Class R
                          Institutional    --- ---      7.08%      N/A         12.49%
     Target              Administrative    --- ---      7.09%      N/A         12.50%
     --------------------------------------------------------------------------------------
                                Class A    --- ---   --- ---   --- ---         13.02%
     Opportunity                Class D     -21.76%     0.17%     9.39%        12.85%
                                Class R
                          Institutional    --- ---      0.72%     9.69%        13.02%
                         Administrative    --- ---      0.66%     9.65%        13.00%
     --------------------------------------------------------------------------------------
                                Class R
     Innovation           Institutional    --- ---      2.21%      N/A          9.79%
                         Administrative    --- ---      1.82%      N/A          9.51%
     --------------------------------------------------------------------------------------
     Tax-Efficient        Institutional    --- ---     N/A         N/A         -3.78%
     Equity              Administrative    --- ---     N/A         N/A         -3.98%
     --------------------------------------------------------------------------------------
     Asset Allocation     Institutional      -4.83%    N/A         N/A          4.68%
                         Administrative      -4.72%    N/A         N/A          4.54%
     --------------------------------------------------------------------------------------

     The following table sets forth the average annual total return of certain classes of shares of the PIMCO RCM Funds (each of which was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002) for periods ended June 30, 2002. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the Dresdner predecessor series. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund (either Institutional Class or Class D), adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

          Average Annual Total Return for Periods Ended June 30, 2002*

---------------------------------------------------------------------------------------------------------------------
                                                                           Since
                                                                          Inception      Inception      Inception
Fund                   Class**      1 Year     5 Years      10 Years       of Fund        Date of     Date of Class
                                                                         (Annualized)      Fund
---------------------------------------------------------------------------------------------------------------------
RCM Biotechnology      Class A      -49.37%      N/A          N/A           14.94%        12/30/97       02/05/02
                       Class B      -49.53%      N/A          N/A           15.24%                       02/05/02
                       Class C      -47.40%      N/A          N/A           15.51%                       02/05/02
                       Class D      -46.43%      N/A          N/A           16.49%                       12/30/97
                       Class R
---------------------------------------------------------------------------------------------------------------------
RCM Emerging           Class A      -13.27%      N/A          N/A            0.69%        12/30/97       02/05/02
Markets
                       Class B      -13.43%      N/A          N/A            0.79%                       02/05/02
                       Class C      -9.82%       N/A          N/A            1.20%                       02/05/02
                       Class D      -8.22%       N/A          N/A            2.08%                        3/10/99
                       Class R

                    Institutional      -7.88%        N/A          N/A       2.41%                  12/30/97
-------------------------------------------------------------------------------------------------------------
RCM Europe***       Class A           -24.65%       1.96%        4.04%      1.60%     4/5/90       02/05/02
                    Class B           -24.90%       2.11%        4.01%      1.57%                  02/05/02
                    Class C           -21.75%       2.32%        3.84%      1.30%                  02/05/02
                    Class D           -20.19%       3.26%        4.78%      2.22%                  4/5/90
                    Class R
                    Institutional     -20.10%       3.29%#       4.80%#     2.24%#                 3/3/00
-------------------------------------------------------------------------------------------------------------
RCM Global Equity   Class A           -27.78%        N/A          N/A      -3.79%     12/30/98     02/05/02
                    Class B           -27.92%        N/A          N/A      -3.54%                  02/05/02
                    Class C           -24.91%        N/A          N/A      -2.96%                  02/05/02
                    Class D           -23.57%        N/A          N/A      -2.22%                  02/05/02
                    Class R
                    Institutional     -23.24%        N/A          N/A      -1.78%                  12/30/98
-------------------------------------------------------------------------------------------------------------
RCM Global          Class A           -26.52%      14.93%         N/A      16.70%     12/31/96     02/05/02
Healthcare
                    Class B           -26.57%      15.14%         N/A      16.94%                  02/05/02
                    Class C           -23.54%      15.39%         N/A      17.05%                  02/05/02
                    Class D           -22.15%      16.35%         N/A      18.03%                  12/31/96
                    Class R
-------------------------------------------------------------------------------------------------------------
RCM Global          Class A           -22.93%       8.20%         N/A      10.60%     12/31/96     02/05/02
Small-Cap
                    Class B           -23.12%       8.32%         N/A      10.79%                  02/05/02
                    Class C           -19.94%       8.59%         N/A      10.89%                  02/05/02
                    Class D           -18.34%       9.65%         N/A      11.96%                  3/10/99
                    Class R
                    Institutional     -18.09%       9.83%         N/A      12.15%                  12/31/96
-------------------------------------------------------------------------------------------------------------
RCM Global          Class A           -40.44%      11.39%         N/A      14.07%     12/27/95     02/05/02
Technology
                    Class B           -40.61%      11.55%         N/A      14.20%                  02/05/02
                    Class C           -38.08%      11.82%         N/A      14.21%                  02/05/02
                    Class D           -36.92%      12.98%         N/A      15.41%                  1/20/99
                    Class R
                    Institutional     -36.68%      13.30%         N/A      15.73%                  12/27/95
-------------------------------------------------------------------------------------------------------------
RCM International   Class A           -27.11%      -5.08%         N/A       2.84%     5/22/95      02/05/02
Growth Equity
                    Class B           -27.23%      -4.99%         N/A       2.87%                  02/05/02
                    Class C           -24.25%      -4.73%         N/A       2.87%                  02/05/02
                    Class D           -22.89%      -3.85%         N/A       3.84%                  3/10/99
                    Class R
                    Institutional     -22.56%      -3.57%         N/A       4.13%                  5/22/95
                    Administrative    -22.77%      -3.82%         N/A       3.86%                  02/05/02
-------------------------------------------------------------------------------------------------------------
RCM Large-Cap       Class A           -27.21%       4.99%         N/A       7.81%     12/31/96     02/05/02
Growth
                    Class B           -27.35%       5.11%         N/A       8.00%                  02/05/02
                    Class C           -24.36%       5.38%         N/A       8.11%                  02/05/02
                    Class D           -22.83%       6.38%         N/A       9.13%                    3/2/99
                    Class R
                    Institutional     -22.68%       6.64%         N/A       9.40%                  12/31/96
                    Administrative    -22.87%       6.38%         N/A       9.13%                  02/05/02
-------------------------------------------------------------------------------------------------------------
RCM Mid-Cap         Class A           -32.56%       2.15%        9.25%     15.33%     11/6/79      02/05/02
                    Class B           -32.16%       2.65%        9.27%     15.33%                  02/05/02
                    Class C           -29.30%       2.75%        9.19%     14.85%                  02/05/02
                    Class D           -28.16%       3.62%       10.17%     15.91%                  12/29/00
                    Class R
                    Institutional     -27.70%       4.00%       10.51%     16.23%                   11/6/79
                    Administrative    -28.17%       3.66%       10.19%     15.92%                  02/05/02
-------------------------------------------------------------------------------------------------------------
RCM Small-Cap       Institutional     -24.71%      -6.91%        5.70%      5.59%     1/4/92       1/4/92
-------------------------------------------------------------------------------------------------------------
RCM Tax-Managed     Class A           -24.51%        N/A          N/A      -2.83%     12/30/98     02/05/02
Growth
                    Class B           -24.62%        N/A          N/A      -2.80%                  02/05/02
                    Class C           -21.45%        N/A          N/A      -1.96%                  02/05/02
                    Class D           -20.12%        N/A          N/A      -1.26%                  02/12/99
                    Class R
                    Institutional     -19.98%        N/A          N/A      -1.13%                  12/30/98
-------------------------------------------------------------------------------------------------------------

* For the Funds listed above, the performance information is that of the Fund under its prior fee arrangements which were in existence prior to the reorganization of the Funds on February 1, 2002. For the RCM Large-Cap Growth, RCM Mid-Cap, RCM Global Small-Cap, RCM Global Technology, RCM Global Equity, RCM Tax-Managed Growth, RCM International Growth Equity and RCM Emerging Markets Funds, performance shown for the Class D shares prior to the inception date of such shares is based on Institutional Class performance adjusted to reflect the distribution and/or service 12b-1 fees and other expenses historically paid by Class D shares.


** For the Funds listed above offering Class A, Class B, Class C, Class D, Class R and Administrative Class shares, total return presentations for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund, the oldest class (with the exception of the RCM Europe, the RCM Biotechnology and RCM Global Healthcare Funds whose Class A, Class B, Class C, Class R and Institutional Class performance are based upon the Class D shares, the oldest class), adjusted to reflect the actual sales charges (or no sales charges in the case of the Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class A, B and C, and Class R charges for the Institutional and Administrative Classes (a maximum differential of 0.45% and 0.70%, respectively) and higher for Class D (a maximum differential of 0.25% per annum) (Administrative fee charges are the same for Class A, B and C shares). Performance presentations for periods prior to the Inception Date of Class A, Class B, Class C, Class R and Institutional Class shares for the RCM Europe, the RCM Biotechnology and RCM Global Healthcare Funds are based on the historical performance of Class D shares (which were offered since the inception of the Fund), adjusted in the manner described above.


*** Institutional Class performance through March 3, 2000 (when I Class shares commenced operations) is based on Class D performance, restated to reflect the lower expenses of I Class shares. Returns through 5/3/99 when the Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class of the noted Fund resulted in performance for the period shown which is higher than if the historical Class D share performance (i.e., the older class used for prior periods) was not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the newer class with lower operating expenses was calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                  Total Return for Periods Ended June 30, 2002
             (with no adjustment for operating expenses of the noted
               classes for periods prior to their inception dates)

         -----------------------------------------------------------------------
                                                                 Since Inception
                                                                 of Fund
         Fund        Class          1 Year    5 Years  10 Years  (Annualized)
         -----------------------------------------------------------------------
         RCM Europe  Institutional  --- ----  3.25%    4.78%     2.22%
         -----------------------------------------------------------------------


         The following table sets forth the average annual total return of classes of shares of the PIMCO NACM Pacific Rim Fund (which was a series of Nicholas-Applegate Institutional Funds prior to its reorganization as a Fund of the Trust on July 20, 2002) for periods ended June 30, 2002. Accordingly, "Inception Date of Fund" for this Fund refers to the inception date of the Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of the NACM Pacific Rim Fund did not offer shares corresponding to the Fund's Class A, Class B, Class C, Class D or Class R shares. For periods prior to the "Inception Date" of a particular class of the Fund's shares, total return presentations for the class are based on the historical performance of the Institutional Class shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.


           Average Annual Total Return for Periods Ended June 30, 2002


                                                              Since
                                                              Inception     Inception      Inception
Fund             Class          1 Year   5 Years    10 Years  of Fund       Date of Fund   Date of
                                                              (Annualized)                 Class
NACM Pacific     Class A        -7.07%   N/A        N/A        8.61%     12/31/97       7/19/02
Rim
                 Class B        -7.28%   N/A        N/A        8.99%                    7/19/02
                 Class C        -3.38%   N/A        N/A        9.17%                    7/19/02
                 Class D        -1.66%   N/A        N/A        9.99%                    7/19/02
                 Class R
                 Institutional  -1.22%   N/A        N/A       10.48%                    12/31/97


         The following table sets forth the average annual total return (after taxes on distributions) of certain classes of shares of certain PIMCO Funds and certain PIMCO RCM Funds which advertise such after-tax returns for periods ended June 30, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

  Average Annual Total Return (After Taxes on Distributions) for Periods Ended
                                 June 30, 2002

                                                       Since
                                                       Inception     Inception      Inception
Fund            Class      1 Year   5 Years  10 Years  of Fund       Date of Fund   Date of
                                                       (Annualized)                 Class
Tax-Efficient   Class A    -22.58%  N/A      N/A       -5.45%        7/10/98        7/10/98
Equity          Class B    -22.76%  N/A      N/A       -5.54%                       7/10/98
                Class C    -19.51%  N/A      N/A       -4.81%                       7/10/98

                Class D         -18.12%   N/A   N/A  -4.15%               7/10/98
                Institutional   -17.82%   N/A   N/A  -3.69%               7/2/99
                Administrative  -18.02%   N/A   N/A  -3.98%               9/30/98

Tax-Efficient    Institutional   -1.24%   N/A   N/A   3.43%   6/30/98     6/30/98
Structured
Emerging
Markets
RCM             Class A         -24.51%   N/A   N/A  -3.01%   12/30/98    02/05/02
Tax-Managed     Class B         -24.62%   N/A   N/A  -2.99%               02/05/02
Growth          Class C         -21.45%   N/A   N/A  -2.15%               02/05/02
                Class D         -20.12%   N/A   N/A  -1.44%               02/12/99
                Institutional   -19.98%   N/A   N/A  -1.32%               12/30/98

         The following table sets forth the average annual total return (after taxes on distributions and redemption) of certain classes of shares of certain PIMCO Funds and certain PIMCO RCM Funds which advertise such after-tax returns for periods ended June 30, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

    Average Annual Total Return (After Taxes on Distributions and Redemption)
                         for Periods Ended June 30, 2002

                                                                Since
                                                                Inception     Inception      Inception
Fund            Class           1 Year     5 Years   10 Years   of Fund       Date of Fund   Date of
                                                                (Annualized)                 Class
Tax-Efficient   Class A         -13.86%    N/A       N/A        -4.28%         7/10/98       7/10/98
Equity          Class B         -13.97%    N/A       N/A        -4.36%                       7/10/98
                Class C         -11.98%    N/A       N/A        -3.79%                       7/10/98
                Class D         -11.13%    N/A       N/A        -3.28%                       7/10/98
                Institutional   -10.94%    N/A       N/A        -2.92%                       7/2/99
                Administrative  -11.06%    N/A       N/A        -3.14%                       9/30/98

Tax-Efficient    Institutional   -0.34%    N/A       N/A         2.96%        6/30/98        6/30/98
Structured
Emerging
Markets
RCM             Class A         -15.05%    N/A       N/A        -2.31%        12/30/98       02/05/02
Tax-Managed     Class B         -15.12%    N/A       N/A        -2.29%                       02/05/02
Growth          Class C         -13.17%    N/A       N/A        -1.63%                       02/05/02
                Class D         -12.35%    N/A       N/A        -1.07%                       02/12/99
                Institutional   -12.27%    N/A       N/A        -0.97%                       12/30/98

Other Performance Information

         Performance information for a Fund or Portfolio may also be compared to: (i) the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Emerging Markets Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, the Morgan Stanley Capital International Emerging Markets Free

Index, the Morgan Stanley Capital International Europe Index, the Morgan Stanley Capital International All Countries Ex-U.S. Index, the Morgan Stanley Capital International All Country World Index Free, the Morgan Stanley Capital International World Small Cap Index, the Morgan Stanley Capital International Pacific Index, the Morgan Stanley Capital International World Pharmaceuticals and Biotechnology Index , the Morgan Stanley Capital International World Healthcare Index, the Russell Midcap Growth Index, the Russell Midcap Value Index, the Russell 3000 Index, the Russell 1000 Growth Index, the Russell 2000 Growth Index, the Russell 2000 Index, the Russell Midcap Health Care Index, the Lehman Brothers Aggregate Bond Index, the Goldman Sachs Technology Index, the International Finance Corporation Emerging Markets Index, the Baring Emerging Markets Index, or other unmanaged indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Funds. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs or expenses. The Adviser and any of the Sub-Advisers may also report to shareholders or to the public in advertisements concerning the performance of the Adviser and/or the Sub-Advisers as advisers to clients other than the Trust, and on the comparative performance or standing of the Adviser and/or the Sub-Advisers in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds, the Adviser or the Sub-Advisers, should be considered in light of the Funds' investment objectives and policies, characteristics and quality, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

         The total return and/or yield of each class may be used to compare the performance of each class of a Fund's shares against certain widely acknowledged standards or indexes for stock and bond market performance, against interest rates on certificates of deposit and bank accounts, against the yield on money market funds, against the cost of living (inflation) index, and against hypothetical results based on a fixed rate of return.

         The S&P's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 380 industrial, 10 transportation, 39 utilities and 71 financial services concerns. The S&P 500 represents about 73% of the market value of all issues traded on the New York Stock Exchange.

         The S&P's 400 Mid-Cap Index (the "S&P 400 Mid-Cap Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. As of February 26, 1999, approximately 25% of the 400 stocks were stocks listed on the National Association of Securities Dealers Automated Quotations ("NASDAQ") system, 73% were stocks listed on the New York Stock Exchange and 2% were stocks listed on the American Stock Exchange. The Standard & Poor's Midcap 400 Index P/TR consists of 400 domestic stocks chosen for market size (median market capitalization of $1.54 billion), liquidity and industry group representation. It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. The index is comprised of industrials, utilities, financials and transportation, in size order.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the NASDAQ system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

         The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.

         The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

         The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S.

equity market by capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. This large cap index is highly correlated with the S&P 500. The Russell 1000 Value Index contains stocks from the Russell 1000 Index with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.

         The Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly-issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Lehman Government/Corporate Bond Index (the "SL
Government/Corporate Index") is a measure of the market value of approximately 5,000 bonds. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher by an NRSRO.

         BanXquote Money Market, a service of Masterfund Inc., provides the average rate of return paid on 3-month certificates of deposit offered by major banks and the average rate paid by major banks on bank money market funds. The Donoghue Organization, Inc., a subsidiary of IBC USA Inc., publishes the Money Fund Report which lists the 7-day average yield paid on money market funds.

         The Russell Midcap Index is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

         The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and low forecasted growth values. The stocks are also members of the Russell 1000 Value index.

         The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

         The Russell Midcap Health Care Index is composed of all medium and medium/small health care companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

         The American Stock Exchange Biotechnology Index is an equal-dollar weighted index that attempts to measure the performance of a cross section of companies in the biotechnology industry that are involved primarily in the use of biological processes to develop products or provide services. This index was developed with a base level of 200 stocks as of October 18, 1991.

         The Nasdaq Biotechnology Index is a capitalization-weighted index that attempts to measure the performance of all NASDAQ stocks in the biotechnology sector. This index was developed with a base value of 200 stocks as of November 1, 1993.

         The MSCI Emerging Markets Free Index is a market capitalization-weighted index composed of 981 companies in 26 emerging market countries. The average market capitalization size of the listed companies is US$800 million.

         The MSCI-EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of the countries in Europe, Australasia, and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

         The MSCI-ACWI Ex-U.S. Index is a market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries excluding the United States. Stock selection excludes securities which are not purchasable by foreigners. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

         The MSCI-ACWI-Free is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The Index is unmanaged.

     The MSCI World Small-Cap Index is a market capitalization weighted index composed of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The Index aims to represent 40% of the small cap universe within each country by capturing 40% of each industry.

     The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index currently consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

     The DAX 100 Index is an unmanaged index which is commonly used as a performance comparison for funds that invest primarily in Germany and which measures the total rate of return of the 100 most highly capitalized stocks traded on the Frankfurt Stock Exchange.

     The MSCI-Europe Index measures the total rate of return of nearly 600 stocks from 15 developed European countries.

     The MSCI-Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin, including Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The Index is calculated without dividends or with gross dividends reinvested in both U.S. dollars and local currency. The Index is unmanaged.

     The Lehman Brothers Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

     The Blended S&P 500 Index/Lehman Brothers Aggregate Bond Index is a blended index comprised of the performance of the two indexes weighted 60% Standard & Poor's 500 Index and 40% Lehman Brothers Aggregate Bond Index.

     The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry.

     The Value Line Composite Index consists of approximately 1,700 common equity securities.

     The Nasdaq over-the-counter index is a value-weighted index composed of 4,500 stocks traded over the counter.

     From time to time, the Trust may use, in its advertisements and other information relating to certain of the Funds, data concerning the performance of stocks relative to that of fixed income investments and relative to the cost of living over various periods of time. The table below sets forth the annual returns for each calendar year from 1973 through 2001 (as well as a cumulative return and average annual return for this period) for the S&P 500 and Treasury bills (using the formula set forth after the table) as well as the rates of inflation (based on the Consumer Price Index) during such periods.

                                                                 Consumer Price
Period            S&P 500             Treasury Bills                  Index
--------------------------------------------------------------------------------
1973              -14.66                    6.93                      8.80
1974              -26.47                    8.00                     12.20
1975               37.20                    5.80                      7.01
1976               23.84                    5.08                      4.81
1977               -7.18                    5.12                      6.77
1978                6.56                    7.18                      9.03
1979               18.44                   10.38                     13.31
1980               32.42                   11.24                     12.40
1981               -4.91                   14.71                      8.94
1982               21.41                   10.54                      3.87
1983               22.51                    8.80                      3.80
1984                6.27                    9.85                      3.95
1985               32.16                    7.72                      3.77
1986               18.47                    6.16                      1.13
1987                5.23                    5.47                      4.41
1988               16.81                    6.35                      4.42
1989               31.49                    8.37                      4.65
1990               -3.17                    7.81                      6.11

1991                     30.55                  5.60                       3.06
1992                      7.67                  3.51                       2.90
1993                      9.99                  2.90                       2.75
1994                      1.31                  3.90                       2.67
1995                     37.43                  5.60                       2.54
1996                     23.07                  5.21                       3.32
1997                     33.36                  5.26                       1.70
1998                     28.58                  4.86                       1.61
1999                     21.04                  4.68                       2.68
2000                     -9.11                  5.89                       3.39
2001                    -11.88                  3.83                       1.55
--------------------------------------------------------------------------------
Cumulative Return
1973-2001             3,055.66%               533.37%                    282.19%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Average Annual Return
1973-2001                13.12%                 6.81%                      4.90%
--------------------------------------------------------------------------------

     The average returns for Treasury bills were computed using the following method. For each month during a period, the Treasury bill having the shortest remaining maturity (but not less than one month) was selected. (Only the remaining maturity was considered; the bill's original maturity was not considered). The return for the selected Treasury bill was computed based on the price of the bill as of the last trading day of the previous month and the price on the last trading day of the current month. The price of the bill (P) at each time (t) is given by:

                  P\\t\\ =   [ 1 - rd ]
                                   --
                           [    360 ]
                          where,

     r =decimal yield on the bill at time t (the average of bid and ask quotes); and

     d =the number of days to maturity as of time t.

     Advertisements and information relating to the Target Fund may use data comparing the performance of stocks of medium-sized companies to that of other companies. The following table sets forth the annual returns for each year from March 1981 (inception of Mid-Cap Index) through December 31, 2001 (as well as a cumulative return and average annual return for this period) for stocks of medium-sized companies (based on the Standard & Poor's Mid-Cap 400 Index), stocks of small companies (based on the Russell 2000 Index) and stocks of larger companies (based on the S&P 500).

                             Small               Mid-Size               Large
Period                     Companies             Companies            Companies
--------------------------------------------------------------------------------
1981 (2/28 -12/31)            2.15                  12.82                  -2.95
1982                         24.95                  22.69                  21.55
1983                         29.13                  26.08                  22.56
1984                         -7.30                   1.18                   6.27
1985                         31.05                  35.59                  31.73
1986                          5.68                  16.21                  18.66
1987                         -8.80                  -2.04                   5.25
1988                         25.02                  20.87                  16.61
1989                         16.26                  35.55                  31.69
1990                        -19.48                  -5.12                  -3.10
1991                         46.04                  50.10                  30.47
1992                         18.41                  11.91                   7.62
1993                         18.88                  13.95                  10.08
1994                         -1.82                  -3.58                   1.32
1995                         28.45                  30.95                  37.58
1996                         16.49                  19.20                  22.96
1997                         22.36                  32.25                  33.36

1998                    -2.55                    19.11                    28.58
1999                    21.26                    14.72                    21.04
2000                    -3.02                    17.51                    -9.10
2001                     2.49                    -0.62                   -11.87
--------------------------------------------------------------------------------
Cumulative Return
2/28/81-12/31/01       876.80%                 2,424.72%               1,564.74%
--------------------------------------------------------------------------------
Average Annual Return
2/28/81-12/31/01        11.56%                    16.76%                  14.45%
--------------------------------------------------------------------------------

     From time to time, the Trust may use, in its advertisements and other information, data concerning the average price-to-earnings ("P/E") ratios of "Value Stocks" and "Growth Stocks." For these purposes, the P/E ratios of Value Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Value Index, and the P/E ratios of Growth Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Growth Index. Both the Russell 1000 Value Index and Russell 1000 Growth Index are unmanaged indexes, and it is not possible to invest directly in either index. The table below sets forth the quarterly average P/E ratio of Value Stocks and the Average P/E ratio of Growth Stocks for the periods from October 1, 1992 through September 30, 2002.

                                Average P/E ratio
                                -----------------
Period
Ending                            Growth Stocks                     Value Stocks
------                            -------------                     ------------
12/31/92                               21.76                           21.40
3/31/93                                21.59                           22.36
6/30/93                                20.86                           21.41
9/30/93                                20.25                           21.05
12/31/93                               18.33                           17.84
3/31/94                                18.07                           17.69
6/30/94                                16.70                           16.31
9/30/94                                15.98                           15.28
12/31/94                               15.98                           14.97
3/31/95                                15.80                           14.62
6/30/95                                16.50                           14.87
9/30/95                                17.85                           16.17
12/31/95                               17.91                           15.82
3/31/96                                18.24                           16.07
6/30/96                                18.57                           15.93
9/30/96                                18.88                           15.80
12/31/96                               20.45                           17.03
3/31/97                                20.28                           16.78
6/30/97                                22.85                           18.44
9/30/97                                23.80                           19.60
12/31/97                               22.93                           19.06
3/31/98                                26.46                           21.32
6/30/98                                26.55                           20.69
9/30/98                                25.77                           19.31
12/31/98                               31.31                           22.92
3/31/99                                39.46                           24.33
6/30/99                                45.05                           25.93
9/30/99                                43.93                           23.80
12/31/99                               52.31                           23.60
3/31/00                                55.58                           22.94
6/30/00                                54.43                           22.66
9/30/00                                60.60                           20.00

12/31/00                              48.20                           19.80
3/31/01                               36.80                           19.10
6/30/01                               38.90                           19.80
9/30/01                               32.90                           19.00
12/31/01                              26.4                            15.2
3/31/02                               25.8                            15.9
6/30/02                               21.5                            14.0
9/30/02                               21.8                            9.7


     Advertisements and information relating to the Growth Fund may use data comparing the performance of a hypothetical investment in Growth Stocks, Value Stocks, "Bonds" and "Savings Accounts." For these purposes, the performance of an investment in "Bonds" is measured by the Lehman Aggregate Bond Index, an unmanaged index representative of the U.S. taxable fixed income universe. It is not possible to invest in this index. The performance of an investment in "Savings Accounts" is measured by the return on 3-month U.S. Treasury bills. Similarly, advertisements and information relating to the Renaissance Fund may use data comparing the performance of a hypothetical investment in "Stocks," Bonds and Savings Accounts. For these purposes, the performance of the investment in "Stocks" is measured by the S&P 500, while the performance of Bonds and Savings Accounts is measured as discussed above. The table below sets forth the value at September 30, 2002 of a hypothetical $10,000 investment in Stocks, Growth Stocks, Value Stocks, Bonds and Savings Accounts made on September 30, 1982.

Asset Category                            September 30, 2002 Value of $10,000 Investment made at September 30, 1982
--------------                            -------------------------------------------------------------------------
Growth Stocks                                                   $ 89,836
Value Stocks                                                    $133,220
Stocks                                                          $119,270
Bonds                                                           $ 66,699
Savings Accounts                                                $ 30,856


     Advertisements and information may compare the average annual total return at net asset value of Class A shares of the Growth, Renaissance, Innovation, Opportunity, Target, Capital Appreciation, Mid-Cap, Value, Small-Cap Value, Tax-Efficient Equity, Growth and Income and Equity Income Funds with that of the Lipper Large-Cap Growth Fund Average, Lipper Mid-Cap Value Fund Average, Lipper Science & Technology Fund Average, Lipper Small-Cap Growth Fund Average, Lipper Mid-Cap Growth Fund Average, Lipper Large-Cap Core Fund Average, Lipper Mid-Cap Core Fund Average, Lipper Multi-Cap Value Fund Average, Lipper Small-Cap Value Fund Average, Lipper Large-Cap Core Fund Average, Lipper Large-Cap Core Fund Average and Lipper Equity Income Fund Average, respectively. The Innovation Fund may also be compared to the S&P 500. The Lipper Averages are described in the Funds' Prospectuses. None of the averages take into account sales charges. Sales charges would lower the returns shown. It is not possible to invest directly in the averages. The average annual total return of the Funds and the respective averages are set forth below. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

            Average Annual Total Return

                                                                  (for periods ended 6/30/02)
                                                                  ---------------------------
                                                                                                           Fund
                                             1 Year         3 Years        5 Years        10 Years       Inception
                                             ------         -------        -------        --------       ---------
Growth Fund                                 -25.73%        -12.71%          2.17%           8.49%         12.95%
Lipper Large-Cap Growth Fund Average        -25.53%        -13.48%          0.82%           8.53%         10.87%

Renaissance Fund                              5.43%         14.67%         16.78%          17.70%         14.77%
Lipper Mid-Cap Value Fund Average            -0.11%          7.10%          8.14%          12.26%         11.33%

Innovation Fund                             -52.09%        -22.68%          2.01%              -           9.64%
Lipper Science and Technology               -44.60%        -21.16%         -0.05%              -           6.92%

 Fund Average
S&P 500                                       0.21%         -2.54%         10.17%              -          12.64%

Opportunity Fund                            -21.21%         -4.07%          0.89%          10.19%         13.68%
Lipper Small-Cap Growth                     -22.14%         -1.24%          3.71%           9.98%          9.89%
  Fund Average

Target Fund                                 -31.02%         -1.75%          6.94%              -          12.36%
Lipper Mid-Cap Growth Fund                  -25.16%         -5.47%          2.77%              -           7.87%
  Average

Capital Appreciation Fund                   -16.43%         -2.33%          6.32%          13.19%         12.96%
Lipper Large-Cap Core                       -19.06%         -9.43%          2.06%           9.57%          9.62%
  Fund Average

Mid-Cap Fund                                -15.04%          2.47%          6.20%          12.75%         12.40%
Lipper Mid-Cap Core                         -11.25%          3.24%          7.44%          12.32%         11.76%
  Fund Average

Value Fund                                   -3.72%          8.45%         11.16%          14.79%         14.23%
Lipper Multi-Cap Value Fund Average         -10.19%         -0.80%          5.81%          11.88%         11.55%

Small-Cap Value Fund                         13.76%         12.45%          9.53%          13.55%         13.55%
Lipper Small-Cap Value Fund Average           5.69%         12.00%          8.92%          13.70%         13.70%

Tax-Efficient Equity Fund                   -18.08%         -9.93%          -               -             -4.09%
Lipper Large-Cap Core Fund Average          -19.06%         -9.43%          -               -             -2.66%

Growth & Income Fund                        -23.85%          2.99%         11.73%           -             14.99%
Lipper Large-Cap Core Fund Average          -19.06%         -9.43%          2.06%           -             10.05%

Equity Income Fund                            0.39%          -              -               -             11.26%
Lipper Equity Income Fund Average           -10.33%          -              -               -             -2.93%

Advertisements and information may compare the average annual total return at net asset value of Class A shares of the PIMCO RCM Funds, with the Lipper Averages set forth below. The Lipper Averages are described in the Funds' Prospectuses. None of the averages take into account sales charges. Sales charges would lower the returns shown. It is not possible to invest directly in the averages. The average annual total return of the Funds and the respective averages are set forth below. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

                                                  Average Annual Total Return for periods ended 6/30/02

                                                                                                            Fund
                                              1 Year         3 Years        5 Years           10 years    Inception
                                              ------         -------        -------           --------    ---------
RCM Global Small-Cap Fund                   -18.45%          2.71%          9.43%                -        11.74%
Lipper Global Small Cap                     -11.64%          0.74%          2.69%                -         4.06%
   Fund Average

RCM Global Technology Fund                  -36.98%         -9.35%         12.66%                -        15.06%
Lipper Science & Technology Fund            -44.60%        -21.16%         -0.50%                -         2.84%
  Average
RCM Global Healthcare Fund                  -22.24%         16.02%         16.24%                -        17.91%

Lipper Health Biotechnology Fund            -26.00%          6.67%          7.85%              -           9.44%
  Average

RCM International Growth Equity Fund        -22.87%        -11.82%         -4.00%              -           3.67%
  Lipper International Fund Average         -10.17%         -5.26%         -0.71%              -           3.63%

RCM Emerging Markets Fund                    -8.22%         -1.91%          -                  -           1.97%
  Lipper Emerging Markets Fund Average        1.31%         -3.72%          -                  -          -3.24%

RCM Europe Fund                             -20.26%         -6.87%          3.12%              4.63%       2.07%
  Lipper European Region Fund Average        -8.03%         -3.35%          2.55%              7.64%       6.13%

RCM Large-Cap Growth Fund                   -22.97%         -9.51%          6.18%              -           8.93%
  Lipper Large Cap Growth Fund Average      -25.53%        -13.48%          0.82%              -           3.42%

RCM Tax-Managed Growth Fund                 -20.12%         -7.58%          -                  -          -1.25%
  Lipper Large Cap Growth Fund Average      -25.53%        -13.48%          -                  -          -8.81%

RCM Small-Cap Fund*                         -24.71%        -13.35%         -6.91%              5.70%       5.59%
  Lipper Small Cap Fund Average             -22.14%         -1.24%          3.71%              9.98%       7.97 %

RCM Biotechnology Fund                      -46.43%         15.72%          -                  -          16.40%
  Lipper Health/Biotechnology Fund          -26.00%          6.67%          -                  -           7.52%
  Average

RCM Mid-Cap Fund                            -28.64%         -6.37%          3.32%              9.87%      15.62%
  Lipper Mid-Cap Growth Fund Average        -25.16%         -5.47%          2.27%              9.44%      11.64%

RCM Global Equity Fund                      -23.57%         -5.56%          -                  -          -2.22%
  Lipper Global Funds Average               -14.37%         -5.00%          -                  -          -1.30%

*The data shown for this Fund represents the average annual total returns at net asset value of Institutional Class shares of the Fund.

     Advertisements and other information may compare the average annual total return at net asset value of Class A shares of the Funds with the maximum offering prices per share of the Funds. The returns shown in the table below reflect those of Class A shares of the Funds at net asset value and include sales charges which lower performance. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

   Average Annual Total Return

                                                 (for periods ended 6/30/02)
                                                 ---------------------------
                                                                                                          Fund
                                       1 Year        3 Years           5 Years          10 Years        Inception
                                       ------        -------           -------          --------        ---------
Growth Fund                            -29.82        -14.34              1.02             7.88           12.60

Renaissance Fund                       - 0.37         12.53             15.46            17.04           14.32

Innovation Fund                        -54.72        -24.13              0.86            ------           8.82

Opportunity Fund                       -25.54        - 5.86             -0.24             9.57           13.33

Target Fund                            -34.81         -3.59             5.74             -----           11.70

Capital Appreciation Fund              -21.03         -4.15             5.13             12.55           12.39

Mid-Cap Fund                           -19.72          0.56             5.01             12.12           11.81

Value Fund                              -9.02          6.42             9.90             14.14           13.62

Small-Cap Value Fund                     7.50         10.34             8.30             12.91           12.95

Tax-Efficient Equity Fund              -22.58        -11.60            -----             -----           -5.45

Growth & Income Fund                   -28.04          1.07            10.47             -----           14.13

Equity Income Fund                      -5.13         ------           -----             -----            8.37

RCM Global Small Cap Fund              -22.93          0.79              8.2             -----           10.60

RCM Global Technology Fund             -40.44        -11.05            11.39             -----           14.07

RCM Global Healthcare Fund             -26.52         13.85            14.93             -----           16.70

RCM International Growth Equity Fund   -27.11        -13.47            -5.08             -----            2.84

RCM Emerging Markets Fund              -13.27         -3.74            -----             -----            0.69

RCM Europe Fund                        -24.65         -8.61             1.96              4.04            1.60

RCM Large-Cap Growth Fund              -27.21        -11.20             4.99             -----            7.81

RCM Tax-Managed Growth Fund            -24.51         -9.31            -----             -----           -2.83

RCM Small-Cap Fund                     ------        ------            -----             -----           -----

RCM Biotechnology Fund                 -49.37         13.56            -----             -----           14.94

RCM Mid-Cap Fund                       -32.56         -8.12             2.15              9.25           15.33

RCM Global Equity Fund                 -27.78         -7.32            -----             -----           -3.79

     From time to time, the Trust may use, in its advertisements and other information, data comparing the average annual total return of "Small-Caps," which are stocks represented by the Ibbotson's U.S. Small Company Stock Total Return Index, and "Large-Caps," which are stocks represented by the Standard & Poors 500 Stock Composite Index. Both indexes are unmanaged indexes, and it is not possible to invest directly in either index. For example, for the period from December 31, 1926 through December 31, 2000, the average annual total return of Small-Caps was 12.4%, and for Large-Caps was 11.0%.

     Advertisements and other information relating to the Funds may list the annual total returns of certain asset classes during specified years. In such advertisements, the return of "Small Company Stocks" will be measured by the Russell 2000 Index of small company stocks, the returns of "Large Company Stocks" will be measured by the S&P 500, and the return of "Intermediate-Term Government Bonds" will be measured by a one-bond portfolio with a 5-year maturity as measured by Ibbotson Associates.

     Advertisements and other information relating to the Innovation Fund may include information pertaining to the number of home internet subscriptions and cellular phone users and sales of personal computers.

         In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each category* during the period from 1974 through 2001 was:

                            Stocks:                  13.8%
                            Bonds:            9.3%
                            T-Bills:                  6.8%
                            Inflation:                4.5%

* Returns of unmanaged indexes do not reflect past or future performance of any of the Funds. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2001 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

         The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the period from 1980 through 2000, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -9.11% to 37.43% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.00% to 27.70% over the same period. The average annual returns of each investment category* for each of the years from 1980 through 2001 is set forth in the following table.

                                                                                                     MIXED
YEAR               STOCKS                 BONDS                 T-BILLS            INFLATION       PORTFOLIO
----               ------                 -----                 -------            ---------       ---------

1980                 32.42%               -2.76%               11.24%              12.40%          14.11%
1981                 -4.91%               -1.24%               14.71%               8.94%           0.48%
1982                 21.41%               42.56%               10.54%               3.87%          27.70%
1983                 22.51%                6.26%                8.80%               3.80%          13.27%
1984                  6.27%               16.86%                9.85%               3.95%          11.22%
1985                 32.16%               30.09%                7.72%               3.77%          26.44%
1986                 18.47%               19.85%                6.16%               1.13%          16.56%
1987                  5.23%               -0.27%                5.47%               4.41%           3.08%
1988                 16.81%               10.70%                6.35%               4.42%          12.27%
1989                 31.49%               16.23%                8.37%               4.65%          20.76%
1990                 -3.17%                6.78%                7.81%               6.11%           3.01%
1991                 30.55%               19.89%                5.60%               3.06%          21.30%
1992                  7.67%                9.39%                3.51%               2.90%           7.53%
1993                  9.99%               13.19%                2.90%               2.75%           9.85%
1994                  1.31%               -5.76%                3.90%               2.67%          -1.00%
1995                 37.43%               27.20%                5.60%               2.54%          26.97%
1996                 23.07%                1.40%                5.21%               3.32%          10.83%
1997                 33.36%               12.95%                5.26%               1.70%          19.58%
1998                 28.58%               10.76%                4.86%               1.61%          16.71%
1999                 21.04%               -7.45%                4.68%               2.68%           6.37%
2000                 -9.11%               12.87%                5.89%               3.39%           2.68%
2001                -11.88%               10.65%                3.83%               1.55%           0.27%

* Returns of unmanaged indexes do not reflect past or future performance of any of the Funds. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. Treasury bills are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source:
Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation
(SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2001 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

         The Trust may use in its advertisements and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:

         Investment      Annual             Total                  Total
         Period          Contribution       Contribution           Saved
         ------          ------------       ------------           -----

         30 Years        $ 1,979            $ 59,370               $200,000
         25 Years        $ 2,955            $ 73,875               $200,000
         20 Years        $ 4,559            $ 91,180               $200,000
         15 Years        $ 7,438            $111,570               $200,000
         10 Years        $13,529            $135,290               $200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the Funds should be aware that certain of the Funds have experienced and may experience in the future periods of negative growth.

         Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to the Adviser and the Sub-Advisers, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser or the Sub-Advisers who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

         From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

         From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Sub-Advisers who assist with portfolio management and research activities on behalf of the Funds.

         Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson may develop, from time to time, model portfolios of the Funds and series of PIMS which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of PIMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser, the Sub-Advisers nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

         From time to time, the Trust may set forth on its internet website or in advertisements or other materials information about the expected amounts and times of Fund distributions to shareholders. In some cases, this information is estimated. Actual distribution amounts may be higher or lower than estimated amounts and distributions, which are subject to the approval of the Board of Trustees, may not occur at all.

Compliance Efforts Related to the Euro

         Problems may arise in conjunction with the recent and ongoing introduction of the euro. Whether introducing the euro to financial companies' (such as the Funds, the Adviser, the Sub-Advisers, the Funds' custodian and transfer agents and other companies in the financial services industry) systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

Voting Rights

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B or Class C shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

         The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         The Asset Allocation Fund will vote shares of each Underlying PIMCO Fund which it owns in its discretion in accordance with its proxy voting policies.

Certain Ownership of Trust Shares

         As of October 1, 2002, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and of the Trust as a whole. Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act. To the extent a shareholder "controls" a Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.

Custodian

         State Street Bank & Trust Co. ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

         Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets, although the Trustees reserve the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Accountants

         PricewaterhouseCoopers LLP, 1055 Broadway, 10/th/ Floor, Kansas City, Missouri 64105, serves as the independent public accountants for the Funds. PricewaterhouseCoopers LLP provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.

Transfer and Shareholder Servicing Agents

         PFPC, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust's Class A, Class B, Class C and Class D shares. National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust's Institutional and Administrative Class shares.

Legal Counsel

         Ropes & Gray, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

Registration Statement

         This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

         Audited financial statements for the Funds (except the PIMCO NACM Funds), as of June 30, 2002, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated June 30, 2002, are incorporated by reference from the Trust's six June 30, 2002 Annual Reports. Two Annual Reports correspond to the Class A, B and C Prospectuses, another two correspond to the Institutional and Administrative Prospectuses and another corresponds to the Class D Prospectuses. There is also an Annual Report for the PIMCO Select Value Fund, information about which is provided in another Statement of Additional Information. The Trust's June 30, 2002 Annual Reports were filed electronically with the SEC on September 6, 2002 (Accession No. 0001017062-02-001613).

         Audited financial statements and schedules for the Nicholas-Applegate Pacific Rim Fund, the predecessor of the PIMCO NACM Pacific Rim Fund, for the period ended June 30, 2002, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report which is incorporated herein by reference from the Nicholas-Applegate Institutional Funds' audited financial statements and financial highlights for the period ended June 30, 2002, which was filed electronically with the SEC on September 5, 2002 (Accession No. 0000912057-02-034599).

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

         Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's or Sub-Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

         Corporate and Municipal Bond Ratings

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

         Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

         Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

         Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Corporate Short-Term Debt Ratings

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

         Issue Credit Rating Definitions

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

         Investment Grade

         AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity o the obligor to meet its financial commitment on the obligation.

         Speculative Grade

         Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC: An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

         C: A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         CI: The rating CI is reserved for income bonds on which no interest is being paid.

         D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Commercial Paper Rating Definitions

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to

Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   APPENDIX B

As of October 1, 2002, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:
* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Funds, as that term is defined in the 1940 Act.
**   Shares are believed to be held only as nominee.

                                                                                                                      Percentage of
                                                                                                        Shares of      Outstanding
                                                                                                       Beneficial    Shares of Class
                                                                                                        Ownership         Owned
                                                                                                        ---------         -----
     CCM Capital Appreciation Fund
     -----------------------------

     Institutional Class

**   Charles Schwab & o Inc, Special Custody Acct for Exclu Benefit of our Cust, 101 Montgomery
     St, San Francisco CA 94104-4122                                                                  2,609,171.176          15.69%
**   PFPC FBO LPL Supermarket Program, 211 S Gulph Rd, Kng of Prussa PA 19406-3101                    1,217,256.315           7.32%
     First Union Ntl Bk FBO Circuit City Stores Inc, 1525 W Wt Harris Blvd, CMG 3C4 NC 1151,
     Charlotte NC 28262-8522                                                                            998,271.970           6.00%
     University of Alaska Fdn, Fdn Acct, PO Box 755120, Fairbanks AK 99775-5120                         949,302.749           5.71%

     Administrative Class
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KY 41015-1987     5,345,597.501          46.22%

     The Reynolds and Reynolds Co 401K Svg Pln C/O Chase Manhattan TTEE, PO Box 419784, Kansas
     City MO 64141-6784                                                                               1,987,606.258          17.19%

**   American Trust Co FBO American Express Trust Ret Srv Plns, PO Box 534, Minneapolis MN
     55440-0534                                                                                       1,254,396.168          10.85%
     First Union Ntl Bnk, 401 S Tryon St FRB-3, CMG 2-1151, Charlotte NC 28202-1934                     913,721.150           7.90%

     Class A
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     3,429,922.352          39.74%
     Prudential Sec Inc FBO Prudential Ret Srv Admin for Plan NYC Health & Hospital Corp, PO Box
     9999, Scranton PA 18507-7207                                                                       870,332.756          10.08%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       724,011.327          16.67%
**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                                  488,452.717          11.24%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       976,567.467          17.53%
**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                                  586,710.917          10.53%

     Class D
**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St, San Francisco
     CA 94104-4122                                                                                      153,291.865          65.54%
     NFSC FMT CO Cust IRA Rollover FBO David C Corson, 125 Richmond Hill Ct, Williamsburg VA 23185       18,373.632           7.86%

     CCM Emerging Companies Fund
     ---------------------------

     Institutional Class
**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St, San Francisco CA
     94104-4122                                                                                       1,667,249.842          14.99%
     Mac & Co Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198                           1,523,576.537          13.70%
     The Northern Trust Co TTEE Toyota Directed Ret Trust, PO Box 92956, Chicago IL 60675-2956        1,438,081.513          12.93%
     BNY Clearing Srv LLC, Wendel & Co, 111 East Kilbourn Ave, Milwaukee WI 53202-6633                1,340,724.286          12.05%
     Mac & Co Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198                           1,312,295.507          11.80%
     Bost & Co Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198                          1,095,918.266           9.85%

     Administrative Class
**   GE Financial Trust Co FBO Omnibus/GE Financial Cap Mgmt, 2425 EB Camelback Road Suite 530,
     Phoenix AZ 85016                                                                                 1,198,115.248          90.62%
     New York Life Trust Company, 51 Madison Ave, New York NY 10010-1603                                 82,195.408           6.22%


     CCM Mega-Cap Fund
     -----------------

     Institutional Class
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                      339,205.977 *       100.00%


     CCM Mid-Cap Fund
     ----------------

     Institutional Class
**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St, San Francisco CA
     94104-4122                                                                                       2,525,494.523          15.81%

     Administrative Class
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KY 41015-1987     4,298,524.515          68.99%
     New York Life Trust Company, 51 Madison Ave, New York NY 10010-1603                                399,751.084           6.42%
     First Union National bank 401 S Tryon St FRB-3, CMG 2-1151, Charlotte NC 28202-1934                353,010.315           5.67%

     Class A
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       838,760.396          15.28%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       559,803.108          14.98%
**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                                  353,669.968           9.47%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       545,636.748          11.97%
**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                                  396,443.998           8.69%

     Class D
**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St, San Francisco CA
     94104-4122                                                                                         376,119.366          90.08%

     NACM Core Equity Fund
     ---------------------

     Institutional Class
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                      195,000.000 *       100.00%

     Class A
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class B
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class C
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class D
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%


     NACM Flex-Cap Value Fund
     ------------------------

     Institutional Class
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                       95,000.000 *       100.00%

     Class A
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class B
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class C
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class D
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%


     NACM Global Fund

     Institutional Class
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                       95,000.000 *       100.00%

     Class A
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class B
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class C
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class D
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%


     NACM Growth Fund
     ----------------

     Institutional Class
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                       95,000.000 *       100.00%

     Class A
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class B
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class C
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class D
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%


     NACM International Fund
     -----------------------

     Institutional Class
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                      287,000.000        *100.00%

     Class A
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class B
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class C
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class D
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     NACM Pacific Rim Fund
     ---------------------

     Institutional Class
     NIC LLC, PO Box 2169, Del Mar CA 92014-1469                                                      1,537,229.719 *        98.81%

     Class A
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,457.726          95.50%

     Class B
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,457.726         100.00%

     Class C
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,457.726         100.00%

     Class D
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,457.726         100.00%


     NACM Value Fund
     ---------------

     Institutional Class
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                       95,000.000 *       100.00%

     Class A
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000          76.21%
     BSDT Cust Rollover IRA FBO Lawrence L Minotto, 906 S 25th St, Rogers AR 72758-4820                     312.226          23.79%

     Class B
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000          91.53%
     BSDT Cust Roth IRA FBO Denise Gompers, 1000 Tarpon Woods Blvd #404, Palm Harbor FL 34685                92.593           8.47%

     Class C
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%

     Class D
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                        1,000.000         100.00%


     NFJ Basic Value Fund
     --------------------

     Institutional Class
**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St, San Francisco CA
     94104-4122                                                                                          26,221.485          21.86%
     Mark S Geller DDS MSD Inc, Profit Sharing Trust, 1220 Coit Rd #108, Plano TX 75075-7757             15,354.532          12.80%
     Charles Hutto DDS Target Benefit Pl, 430 N High, Henderson TX 75652-5910                            13,499.698          11.25%

     Sydney Teague, 8721 Mendocino Dr, Austin TX 78735-1421                                              12,817.595          10.69%
     Sue Roberts Sloan, C/O Kirkpatrick, Klein & Mathis, 4901 LBJ Fwy Ste 120, Dallas TX 75244-6118      11,140.412           9.29%
     Residuary Trust U/W/O Matthew C Roberts III, C/O Kirkpatrick, Klein & Mathis, 4901 LBJ Fwy Ste
     120, Dallas TX 75244-6118                                                                           10,639.173           8.87%
     Jean C Beasley, PO Box 191245, Dallas TX 75219-8245                                                  7,047.982           5.88%
     Anna J Armstrong, 4128 Amherst, Dallas TX 75225-6901                                                 6,184.682           5.16%

     Class A
     Raymon James & Assoc Inc FBO Alboucrek, M.J., 880 Carillon Pkwy, St Petersburg FL 33716              2,994.098          36.38%
     Rom W Fulton IRA R/O, Raymond James & Assoc Inc Csdn, 1805 Dover Dr, Rowlett TX 75088                1,192.225          14.49%
     H&R Block Financial Advisors Inc, 751 Griswold St Detroit                                              951.535          11.56%
     Raymond James & Assoc Inc FBO Mastersn IRA, 990 Carillon Pkwy, St Petersburg FL 33716                  896.861          10.90%
     Raymond James & Assoc Inc FBO Bartell IRA, 990 Carillon Pkwy, St Petersburg FL 33716                   896.861          10.90%
     H&R Block Financial Advisors Inc, 751 Griswold St Detroit                                              811.251           9.86%

     Class B
     Raymond James & Assoc Inc FBO Albouy TR #3, 990 Carillon Pkwy, St Petersburg FL 33716                3,393.893          36.43%
     Edward D Jones and Co FAO FBO John C Biermann IRA, PO Box 2500, Maryland Heights MOP 63043           2,586.934          27.77%
     BSDT Cust ITRA FBO, Nicholas Hipskind, 700 S St Rd 446, Bloomington IN 47405                         1,439.162          15.45%
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                          906.724           9.73%
     BSDT Cust Rollover IRA FBO Earle R McIlroy, 1859 Ferry St, Easton PA 18042                             564.695           6.06%

     Class C
     BSDT Cust Rollover IRA FBO Griff Carithers, 101 Fitzpatrick Rd, Athens GA 30607                      1,649.624          35.98%
     BSDT Cust Rollover IRA FBO Lynda A Randa, 225 Lee St, Manhattan IL 60442-8109                          954.697          20.82%
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                          906.023          19.76%
     AG Edwards & Sons, Cust for James E Kerkhoff Sep IRA Acct, 7308 Outhaul Lane, Burke VA 22015           870.616          18.99%

     Class D
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                          906.229         100.00%


     NFJ Equity Income Fund
     ----------------------

     Institutional Class
     Northern Trust Co TTEE FBO AM Castle & Co EE Pension, Plan Equity Segment, PO Box 92956,
     Chicago IL 60675-2956                                                                            1,283,557.423 *        42.62%
**   MITER & CO, C/P Marshall & Ilsley Trust Co, PO Box 2977, Milwaukee WI 53201-2977                   715,905.401          23.77%
     Northern Trust Co as Cust FBO Dallas Symphony, PO Box 92956, Chicago IL 60675-2956                 218,050.856           7.24%

     Administrative Class
     First Union National Bank, 401 S Tryon St FRB 3, CMG 2-1151, Charlotte NC 28202-1934               106,188.156         100.00%

     Class A
     NFSC FBO the Kruep Family Trust, Randall J & Donna J Kruep TTEE, PO Box 460130, St. Louis MO
     63146                                                                                               73,221.757          21.90%

     Class C

**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484        86,411.870          20.15%

     Class D
**   National Investors Srv Corp for Exclusive Benefit of our Customers, 5 water St 32nd Fl, New
     York NY 10041                                                                                        6,341.421          83.97%
     BSDT Cust IRA for the IRA of John W Garner Jr, 502 Parkside Pl, Indn Hbr Bch FL 32937-4809             693.650           9.19%


     NFJ Large-Cap Value Fund
     ------------------------

     Institutional Class
     PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                      200,000.000 *       100.00%


     NFJ Small-Cap Value Fund
     ------------------------

     Institutional Class
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KY 41015-1987       938,032.386          27.83%
**   Charles Schwab & Co Inc Special Cust Acct for the Exclusive Benefit of our Cust, 100
     Montgomery St, San Francisco CA 94104                                                              890,672.517          26.42%
     Putnam Fiduciary Trust Co FBO Idaho Power Co EE Sav Plan, Mailstop N3G, 1 Investors Way,
     Norwood MA 02062-1584                                                                              271,871.871           8.06%

     Administrative Class
**   American Express Trust Co for the Benefit of American Express Trust Ret Srv Plan, PO Box 534,
     Minneapolis MN 55440-0534                                                                          321,548.041          20.30%
     FTC & Co, Datalynx, PO Box 173736, Denver CO 80217-3736                                            222,048.822          14.02%
     National Financial Services Corp for the Exclusive Benefit of our Customers, 1 World Financial
     Center, 200 Liberty St, New York NY 10281-1003                                                     213,233.383          13.46%
     Wells Fargo Bank MN NA FBO Heller 1080, PO Box 1533, Minneapolis MN 55480-1533                     192,264.715          12.14%
     New York Life Trust Company, 51 Madison Ave, new York NY 10010-1603                                191,469.067          12.09%
     Scudder Trust Co TTEE FBO United Business Media 401K, PO Box 1757, Salem NH 03079-1143              80,329.409           5.07%

     Class A
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     4,759,726.516          27.56%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     1,500,621.910          16.87%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                               774,243.639           8.70%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     3,740,002.333          30.31%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                             1,137,715.233           9.22%

     Class D
     Eugene W Tyson TTEE Irene J Tyson Grandchildren Irrevo Trust, 3040 Dickens Ln, Mound MN
     55364-8518                                                                                             918.548          38.01%
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660                                 505.766          20.93%
     NFSC FEBO Kenneth Nelson Hatchett Melissa S Hatchett, PO Box 308, Cowan TN 37318                       260.688          10.79%
     BSDT Cust IRA Roth Contri ITRA Nadine M Cragon, 129 Vaughn Dr, Albany NY 12203-6122                    198.906           8.23%
     BSDT Cust IRA Cust for the Sep IRA of Pamela H Jaeger, 38 Circle Dr E, Ridgefield CT
     06877-1920                                                                                             181.955           7.53%

     Jenny L Clark & Nora Zbieranski JTWROS, 1095 Somerset Crossing Ln, Kernersville NC 27284-7941          140.081           5.80%
     BSDT Cust IRA Cust for the Rollover IRA of William R Jaeger, 38 Circle Dr E, Ridgefield CT
     06877-1920                                                                                             133.245           5.51%


     PEA Growth Fund
     ---------------

     Institutional Class
     Pacific Mutual Life Insurance Co EE Retirement Plan Trust, 700 Newport Center Drive, Newport
     Beach CA 92660                                                                                     592,480.091          41.86%
     CMTA-GMPP & Allied Workers Pens Tr, C/O Assoc Third Party Admin, 1640 South Loop Rd, Alameda
     CA 94502-7089                                                                                      149,992.166          10.60%
**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San
     Francisco CA 94104                                                                                 144,102.177          10.18%
     Northern Calif Tile Def Benefit Pension Pln, 777 Davis St, San Francisco CA 94111-1405             142,763.381          10.09%
     California Race Track Assoc, PO Box 67, La Verne CA 91750-0067                                      98,389.424           6.95%
     Pacific Life Foundation, 700 Newport Center Drive, Newport Beach CA 92660                           80,444.955           5.68%
     Asset Allocation Portfolio Shareholder Services, 840 Newport Center Drive Ste 300, Newport
     Beach CA 92660                                                                                      80,407.628           5.68%

     Class A
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       513,569.317           6.68%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       946,512.105          18.08%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                               565,483.647          10.80%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     5,744,980.008          10.97%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                             4,507,950.087           8.61%

     Class D
**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San
     Francisco CA 94104                                                                                   1,595.464          65.65%
     NFSC FEBO Nell E Castleman, John E Castleman, Louise T Castleman, 2704 Lakeland Dr, Nashville
     TN 37214                                                                                               455.076          18.73%
     Bidwell & Co FBO Hahn and Associates, 330 SW 6th Ave, Portland OR 97204-1702                           142.045           5.84%


     PEA Growth & Income Fund
     ------------------------

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San
     Francisco CA 94104                                                                                 348,454.453          44.03%
**   National Investor Services Corp for the Exclusive Benefit of our Customers, PO Box 3908,
     Church St Station, New York NY 10008-3908                                                          100,839.450          12.74%
**   National Investor Services Corp for the Exclusive Benefit of our Customers, PO Box 3908,
     Church St Station, New York NY 10008-3908                                                           88,339.852          11.16%
**   DLJ - Pershing Division, PO Box 2052 Jersey City NJ 07303-2052                                      66,138.702           8.36%
     State Street Bank & Trust Co John W Barnum, 901 E Cary St, Richmond VA 23219-4063                   48,004.724           6.07%

     Class A
     John E Homester TTEE FBO Troy Design Inc 401K, 26211 Central Park Blvd, Southfield MI 48076        282,593.259           9.72%
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       191,162.263           6.57%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       209,428.157           9.16%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                               181,218.328           7.93%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       370,530.398          13.00%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                               150,020.673           5.26%

     Class D
     NFSC FEBO FMT Co Cust IRA Rollover FBO Eugene B Jones, 933 S 1200 E, Salt Lake City UT 84105         4,008.105          20.76%
     NFSC FEBO Squam Lakes Natural Scnc Centr, PO Box 173, Holderness NH 03245                            3,782.067          19.59%
     NFSC FEBO Squam Lakes Natural Scnc Centr, PO Box 173, Holderness NH 03245                            3,669.913          19.00%
     DLJ, Securities Corp, PO Box 2052, Jersey City NJ 07303-9998                                         3,039.577          15.74%
     DLJ, Securities Corp, PO Box 2052, Jersey City NJ 07303-9998                                         2,475.908          12.82%
     BSDT Cust IRA Cust for the Sep IRA of FBO Ching Yee M Tsui, PO Box 857, Westford MA 01886-0027       1,704.028           8.82%


     PEA Innovation Fund
     -------------------

     Institutional Class
     BNY Midwest Trust Company TTEE Sun Microsystems Tax Deferred Svg Plan, 209 W Jackson Blvd Ste
     700, Chicago IL 60606-6936                                                                         699,365.715          47.46%
     FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KY 41015-1987       296,596.692          20.13%
     Minnesota Life, 401 Robert Street North, Saint Paul MN 55101                                       172,595.142          11.71%
                                                                                                        164,700.108          11.18%

     Administrative Class
     Putnam Fiduciary Trust Co TTEE FBO Radisys Corp 401K Svg Pln, 1 Investors Way, Norwood MA
     02062-1584                                                                                          78,894.895          26.00%
     Brown and Caldwell Svg Pln, PO Box 419784, Kansas City MO 64141-6784                                64,889.459          21.38%
**   T Rowe Price Trust Co FBO Ret Plan Clients Asset Reconciliation, PO Bo x17215, Baltimore MD
     21297-1215                                                                                          59,971.329          19.76%
     Barb & Co, PO Box 4599, Rockford IL 61110-4599                                                      57,456.752          18.93%
     FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KU\Y 41015-1987      16,653.486           5.49%

     Class A
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     4,338,545.723          21.05%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                             1,677,733.037           8.14%

     Class B
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                             3,892,130.333          18.12%
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     3,333,646.520          15.52%

     Class C
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                             4,521,920.816          16.54%
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     4,256,190.873          15.57%


     Class D
**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San
     Francisco CA 94104                                                                                 630,312.813          66.79%


     PEA Opportunity Fund
     --------------------

     Institutional Class
     FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KY 41015-1987       866,153.807          15.33%
     Wells Fargo Bank MN NA FBO Brown Printing, PO Box 1533, Minneapolis MN 55480-1533                  669,038.216          11.84%
     Lasalle Bank NA Omnibus 76, PO Box 1443, Chicago IL 60690-1443                                     537,505.636           9.51%
     American Express Trust Co Ret Srv Plan, PO Box 534, Minneapolis MN 55440-0534                      497,545.181           8.80%
     Pacific Mutual Life Insurance Co EE Ret Plan Trust, 700 Newport Center Drive, Newport Beach CA
     92660-*6397                                                                                        439,964.762           7.78%
     Deutsche Bank Sec, PO Box 1346, Baltimore MD 21203-1346                                            376,180.062           6.66%

     Administrative Class
     American Express Trust Co for the Benefit of American Express Trust Ret Srv Plan, PO Box 534
     Minneapolis MN 55440-0534                                                                          166,288.731          39.72%
     New York Life Trust Co, 51 Madison Ave, New York NY 10010-1603                                      81,551.876          19.48%

     Class A
     American Express Trust Co FBO Wesco Dist Ret Srv Plan, 733 Marquette Ave, Minneapolis MN
     55402-2309                                                                                         870,578.395          19.53%
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       568,154.795          12.74%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484       116,218.731          10.43%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                               107,509.808           9.65%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     2,237,815.461          17.76%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                               931,214.179           7.39%


     PEA Renaissance Fund
     --------------------

     Institutional Class
**   MORI & CO, PO Box 13366, Kansas City MO 64199-3366                                               1,285,501.594          16.32%
**   HOCO, PO Box 13366, Kansas City MO 64199-3366                                                    1,054,869.135          13.39%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                              935,132.858          11.87%
     Pacific Mutual Life Ins Co EE Ret Plan Trust, 700 Newport Center Drive, Newport Beach CA
     92660-6397                                                                                         858,440.499          10.90%

     Administrative Class
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KY 41015-1987       509,513.410          16.44%
**   American Express Trust Co for the Benefit of American Express Trust Ret Srv Plan, PO Box 534,
     Minneapolis MN 55440                                                                               410,943.579          13.26%
     Nationwide Trust Co FBO Kvaerner Inc 401K Svg Pln, PO Box 1412, Austin TX 78767-1412               377,992.998          12.20%
     Invesco Trust Co TTEE FBO Tetra Tech Inc & Sub Ret Plan, 630 N Rosemead Blvd Pasadena CA
     91107-2101                                                                                         241,959.988           7.81%
     Transco & Co, 105 N Main, PO Box 48698, Wichita KS 67201-8698                                      184,989.080           5.97%

     Class A
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     11,024,621.279         15.18%
     Boston Safe Deposit & Trust Tr FBO KMART 401K Profit Sh Pl, 135 Santilli Highway, Everett MA
     02149                                                                                             4,516,245.701          6.23%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484      8,006,071.701         14.54%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                              3,146,026.362          5.71%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     13,998,216.137         19.55%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                              5,376,462.088          7.51%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                             3,475,795.621         63.65%


     PEA Target Fund
     ---------------

     Institutional Class
     Publix Super Market Charities Inc, Investment Manager, PO Box 32018, Lakeland FL 33802-2018       1,976,284.585         56.78%
     Pacific Mutual Life Insurance Co EE Ret Plan Trust, 700 Newport Center Drive, Newport Beach CA
     92660                                                                                               567,806.023         16.31%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                               235,231.112          6.76%

     Class A
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484      1,831,386.828         12.62%
     Bear Stearns Securities Corp, 1 Metrotech Center North, Brooklyn NY 11201-3859                      940,210.359          6.48%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484      2,600,212.081         23.55%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                              1,000,372.411          9.06%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484     11,686,687.483         21.98%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                              4,779,902.237          8.99%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                                42,163.246         61.63%
     Strafe & Co FAO Edwin & Wilma Parker LLC Custody, PO Box 160, Westerville OH 43086-0160              16,286.010         23.80%


     PEA Value Fund
     --------------

     Institutional Class
     Pacific Mutual Life Insurance Co EE Ret Plan Trust, 700 Newport Center Drive, Newport Beach CA
     92660                                                                                             1,477,286.169         27.81%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                               565,834.509         10.65%

     CMTA-GMPP & Allied Workers Pens Tr, C/O Associated Third Party Administrators, 1640 S. Loop
     Rd, Alameda CA 94502-7089                                                                           374,089.510          7.04%
     Northern California Tile Defined Benefit Pension Plan, 777 Davis St, San Francisco CA
     94111-1405                                                                                          356,064.195          6.70%
     Koshland Family Partnership LP, PO Box 7310, Menlo Park CA 94026-7310                               344,443.376          6.48%
     Daniel Koshland Jr Charitable Remainder Unitrust, PO Box 7310, Menlo Park CA 94026-7310             312,500.000          5.88%
**   DLJ - Pershing Division, PO Box 2052, Jersey City NJ 07303-2052                                     297,398.781          5.60%

     Administrative Class
**   Bank of NY as TTEE for Various Retirement Plans, 3 Manhattanville Rd Ste 103, Purchase NY
     10577-2116                                                                                          382,140.615         21.63%
     Putnam Fiduciary Trust Co TTEE Integrated Device Technology 401K, Mailstop N2D, One Investor
     Way, Norwood MA 02062-1584                                                                          221,104.097         12.52%

     Class A
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484      3,033,235.484         14.97%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484      2,288,174.972         13.24%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                              1,185,227.950          6.86%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484      4,099,187.223         18.17%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                              2,643,656.905         11.72%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                             2,229,414.429         75.01%


     PIMCO Asset Allocation Fund
     ---------------------------

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                                 1,554.730         56.11%
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660-6367                           1,216.334         43.89%

     Administrative Class
**   American Express Trust Co for the Benefit of American Express Trust Ret Srv Pln, PO Box 534,
     Minneapolis MN 55440-0534                                                                         1,662,892.122        100.00%

     Class A
     BSDT Cust Rollover IRA FBO Edmund A Louie, 1165 Corvallis Dr, San Jose CA 95120-5431                 41,946.034          7.49%
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484         30,089.220          5.37%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484        226,357.012         17.82%



     PIMCO Select Value Fund
     -----------------------

     Institutional Class
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660-6367                         117,075.893       *100.00%


     PEA Tax-Efficient Structured Emerg Markets

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                             1,372,695.037         16.07%
     Alscott Investments LLC, PO Box 70001, Boise ID 83707-0101                                        1,049,075.248         12.28%
     FTC & Co, House Account, PO Box 173736, Denver CO 80217-3736                                        870,875.342         10.19%
     Waycrosse Inc, International Wuity Fund II, PO Box 9300, Minneapolis MN 55440-9300                  766,410.201          8.97%
     REDE & Co, 4380 SW Macadam Ave Ste 450, Portland OR 97239-6407                                      524,850.761          6.14%
     Alscott Investments LLC, PO Box 70001, Boise ID 83707-0101                                          506,210.574          5.93%


     PPA Tax-Efficient Equity Fund
     -----------------------------

     Administrative Class
     GE Financial Trust Co FBO Omnibus/GE Financial Cap Mgmt, 2425 EB Camelback Road Suite 530,
     Phoenix AZ 85016                                                                                    693,376.538         76.72%

     Class A
     NFSC FEBO Robb Charitable Turst Richard A Robb, 41 Morton St Unit 15, Jamaica Plain MA 02130         91,899.251         12.79%
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484         46,550.219          6.48%
     JP Morgan Securities Inc, 500 Stanton Christiana Rd, Newark DE 19713                                 42,824.236          5.96%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484        137,181.098         19.61%

     Class C
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484        202,133.600         17.31%

     Class D
**   National Investors Services Corp for Exclusive Benefit of our Cust, 55 Water St 32nd Fl, New
     York NY 10041-3299                                                                                    6,752.412         85.72%
     PIMCO Advisors LP. 888 San Clemente Dr Ste 100, Newport Beach CA 92660                                  932.836         11.84%


     RCM Biotechnology Fund
     ----------------------

     Class A
     McDonald Investments Inc,  4900 Tiedman Rd, Brooklyn OH 44144                                         3,008.424          6.18%

     Class B
     Arnold E Foote, 5860 Maple Frst, Mound MN 55364                                                       3,905.619         10.68%
     DLJ Securities Corporation, PO Box 2052, Jersey City NJ 07303                                         2,290.426          6.26%
     Wedbush Morgan Securities, 1000 Wilshire Blvd, Los Angeles CA 90017                                   2,024.757          5.53%
     John M Scukas, 1905 Dorcas Ln, Wilmington DE 19806-1163                                               1,997.236          5.46%

     Class C
     BSDT Cust Rollover IRA FBO Arnold E Foote, 5860 Maple Frst, Mound MN 55364-9659                       6,850.342         15.94%
     Patricia Cole, 15 B Graywood Road, Port Washington NY 11050                                           3,136.016          7.30%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                             7,195,518.783 *       42.61%
**   National Financial Srv for the Benefit of Customer, 200 Liberty St, 1 World Financial
     Center, New York NY 10281-1003                                                                    3,884,899.886         23.00%
**   National Investor Srv Corp for the Exclusive Benefit of Cust, 55 Water St, New York NY
     10041-0004                                                                                          956,043.978          5.66%


     RCM Emerging Markets Fund
     -------------------------

     Institutional Class
     Dresdner Bank AG, Jorgen-Ponto-Platz 1, Frankfurt AM Main Germany                                   300,000.000 *       84.37%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                                19,189.819          5.40%
**   National Financial Srv for the Benefit of Customer, 200 Liberty St, 1 World Financial
     Center, New York NY 10281-1003                                                                       18,479.029          5.20%

     Class A
     BSDT Cust Rollover IRA FBO Louis M Porn, 108 Oak Ridge, Burr Ridge IL 60521                           3,407.563         30.15%
     Dain Rauscher Inc FBO Walter C Rowe Robin Rowe, 5610 Old Naches, Naches WA 98937-9793                 2,136.752         18.90%
     BSDT Cust Rollover IRA FBO Robert D Stearns, 2204 Westcourt Lane #403, Herndon VA 20170               1,915.910         16.95%
     H&R Block Financial Advisors, Inc, 751 Griswold St, Detroit MI 48226                                    899.281          7.96%
     Raymond James & Assoc Inc FBO Guzman Mich, 880 Carillon Pkwy, St Petersburg FL 33716                    722.022          6.39%
     BSDT Cust Rollover IRA FBO Renee L Carlson, 3006 Milner Ct, Fort Collins CO 80525                       587.471          5.20%

     Class B
     Legg Mason Wood Walker Inc, PO Box 1476, Baltimore MD 21202                                           2,102.616         15.25%
     BSDT Cust IRA FBO Judith A Cavallaro, 125 Sherman St, Brooklyn NY 11218                               1,351.351          9.80%
     Charlotte Brady Tod, Chris A Brady Subject to STA TOD Rules, 3940 Timber Lane, Colorado
     Springs CO 80908                                                                                      1,266.513          9.18%
     Antoinette P Cantore, 50 E 89th St Apt 316, New York NY 10128                                         1,196.911          8.68%
     Wedbush Morgan Securities, 1000 Wilshire Blvd, Los Angeles CA 90017                                   1,063.830          7.71%

     Class C
     Prudential Sec Inc FBO Mr Robert Prophater TTEE Vandalia Medical Center Pension Plan FBO
     James T Smith, Vandalia OH 45377-1828                                                                 8,920.607         21.27%
     Prudential Sec Inc FBO John K Howe TTEE, 400 Pike St Fl 6, Cincinnati OPH 45202-4216                  8,673.026         20.68%
     Prudential Sec Inc FBO Phillip A Fensel, 1012 Thicket Walk, Dayton OH 45429-1978                      7,136.485         17.02%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                                72,548.575         41.95%
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World Financial Center, New
     York NY 10281                                                                                        31,477.572         18.20%



     RCM Europe Fund
     ---------------

     Institutional Class
     Dresdner RCM European Equities Trust, PO Box N687 Grosvenor Pl NSW 1220, Level 16 207 Kent
     St, Sydney WSW 2000 Australia                                                                       726,600.593         99.96%

     Class A
     Sterne Agee & Leach Inc, 813 Shades Creek Pky, Birmingham AL 35209                                   31,271.600         66.60%
     Painewebber for the Benefit of Denise I Stirpe Revocable Trust, 105 Rumstick Road,
     Barrington RI 02806                                                                                   7,641.749         16.30%
     Painewebber for the Benefit of Breslow Family Partnership, RFD 2353, Long Grove IL 60047              6,268.944         13.30%

     Class B
     Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia PA 19103                                5,477.308         55.87%
     Painewebber for the Benefit of Adelaide B Forrest, 3 Cantaberry Lane Coventry RI 02816                2,147.299         21.90%
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660                                1,362.398         13.90%
     Bear Stearns Sec Corp, 1 Metrotech Ctr N, Brooklyn NY 11201                                             651.042          6.64%

     Class C
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660                                1,362.398         34.99%
     Painewebber for the Benefit of Kopel M Shatenstein, 5409 Surrey St, Chevy Chase MD 20815-5525         1,084.997         27.87%
     AG Edwards & Sons Cust for Richard E Weiss Rollover IRA Account, 3903 Monsols Dr, Florissant
     MO 63034                                                                                                602.410         15.47%
     AG Edwards & Sons Cust for Edba M Weiss Rollover IRA Account, 3903 Monsols Dr, Florissant MO
     63034                                                                                                   461.847         11.86%
     Painewebber for the Benefit of Melvin A Binder, 8443 NW Waterford Ciur, Tamarac FL 33321-8119           360.231          9.25%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                               881,640.753         24.27%
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World Financial Center, New
     York NY 10281                                                                                       305,918.196          8.42%
     Smith Barney Inc, 333 W 34th St FL7, New York NY 10001                                              204,237.345          5.62%


     RCM Global Equity Fund
     ----------------------

     Institutional Class
     Dresdner Bank AG, Jorten-Ponto-Platz 1, Frankfurt AM Main, Germany                                  135,747.692 *      100.00%

     Class A
     BSDT Cust IRA FBO Kathleen S Campisano Stooks, 9701 E Happy Valley RD, Scottsdale AZ 85255-2396      13,679.891         80.35%
     Painewebber for the Benefit of Barbara L Crusha TTEE, 456 W Julia Way, Hanford CA 93230               2,358.974         13.85%

     Class B
     Wedbush organ Securities, 1000 Wilshire Blvd, Los Angeles CA 90017                                    1,782.531         22.04%
**   DLJ Sec Corp, PO Box 2052, Jersey City NJ 07303                                                       1,693.405         20.94%
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660                                1,445.087         17.87%
     BSDT Cust IRA FBO Bruce M Wert, 600 Hexenkopf Rd, Heller Town PA 18055                                  875.657         10.83%
     Robert L Cieslica & Margaret T Cieslica, 71 Old Orchard Lane, Orchard Park NY 14127-4632                642.770          7.95%

     Class C
**   DLJ Sec Corp, PO Box 2052, Jersey City NJ 07303                                                       4,399.952         62.06%

**   DLJ Sec Corp, PO Box 2052, Jersey City NJ 07303                                                         725.689         10.24%
     BSDT Cust Roth IRA FBO Sylvia MacDonald, 1944 N Cool Creek Ave, Meridian ID 83642                       531.493          7.50%
     BSDT Cust Simple IRA Eye Clinic of Meridian FBO Janis L Scitzs, 11126 Hamrick Rd W,
     Collinsville MS 39325                                                                                   358.987          5.06%
     David A Watkin, 810 E Lake Cowdry Rd, Alexandria MN 56308                                               358.680          5.06%

     Class D
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660                                1,445.087         64.58%
     Marion S Dees, 2200 Lester Dr NE 368, Albuquerque NM 87112-2735                                         792.453         35.42%


     RCM Global Healthcare Fund
     --------------------------

     Class A
**   DLJ Sec Corp, PO Box 2052, Jersey City NJ 07303                                                       3,873.467          5.75%

     Class B
     American Enterprise Investment Svcs, PO Box 9446, Minneapolis MN 55440                                5,027.652          6.92%
     American Enterprise Investment Svcs, PO Box 9446, Minneapolis MN 55440                                5,027.652          6.92%

     Class C
     Cemcom Ltd 401K Savings Plan, 1N131 County Farm Rd, Winfield IL 60190                                 4,912.008          6.52%
     James M Snediker & Judith M Snediker, 205 Cypress Knoll Dr, Sewickley PA 15143                        3,893.709          5.16%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                             5,442,271.291 *       55.60%
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World Financial Center, New
     York NY 10281                                                                                     2,129,831.816         21.76%


     RCM Global Small-Cap Fund
     -------------------------

     Institutional Class
     Dean Witter Discover & Co Pension Pln Trust, 333 Market St Fl 25, San Francisco CA 94105            175,935.831         45.82%
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World Financial Center, New
     York NY 10281                                                                                        69,209.978         18.02%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers, 101
     Montgomery St, San Francisco CA 94104                                                                52,474.087         13.67%
     Levine-Lent Family Fdn, Jewish Community Federation, 121 Steuart St, San Francisco CA 94105          26,396.461          6.87%

     Class A
     First Clearing Corporation, Dean A Weidner, 6 Rosebriar Dr, Mechanicsburg PA 17055                    3,563.792         20.59%
     DLJ Sec Corp, PO Box 2052, Jersey City NJ 07303                                                       1,642.857          9.49%
     Raymond James & Assoc Inc FAO Judith K Pasquarella TTEE, 425 N Eton St Apt 307, Birmingham
     MI 48009                                                                                              1,609.919          9.30%
     DLJ Sec Corp, PO Box 2052, Jersey City NJ 07303                                                       1,104.566          6.38%
     George E Murphy Jr, 36 Ridgeview Dr, Patterson NY 12563                                               1,044.468          6.04%
     William Dwight & Ruth Hoskins-Dwight TTEES FBO Dwight Orthopedic 401K PSP, 26211 Central
     Blvd Park Ste 502, Southfield MI 48377                                                                  925.947          5.35%


     Class B
     US Clearing Corp, 26 Broadway, New York NY 10004-1798                                                        2,420.104   27.40%
     NFSC FBO James E Makins Jr, 7107 Hunters Ridge Drive, Dallas TX 75248                                          867.257    9.82%
     BNY Clearing Srv LLC FBO Carolyn N McDonald IRA, 111 E Kilbourn Ave, Milwaukee WI 53202                        744.048    8.42%
     American Enterprise Investment Svc, PO Box 9446, Minneapolis MN 55440                                          707.714    8.01%
     Morgan Keegan & Co Inc FBO Cecil F Nichols, 1909 Adelphi Rd, Richmond VA 23229                                 698.324    7.91%
     First Clearing Corp David R Greenbaum IRA, 860 Waterbrook CT, Roswell GA 30076                                 688.312    7.79%

     Class C
     James M Snediker & Judith M Snediker, 205 Cypress Knoll Dr, Sewickley PA 15143                               3,808.864    9.22%
     Raymond James & Assoc In CSDN Patricia G Miller IRA, 6015 Wellesley Ave, Pittsburgh PA 15206                 2,561.169    6.20%
     E Mathew Goyette TTEE, 1172 Holly Ave, Shady Side MD 20764                                                   2,176.564    5.27%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104                                                                  166,967.988   38.00%
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World Financial Center,
     New York NY 10281                                                                                          114,951.010   26.16%
**   National Investor Srv Corp for the Exclusive Benefit of Cust, 55 Water St, New York NY 10041                23,292.818    5.30%


     RCM Global Technology Fund

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104                                                                1,158,452.475   22.45%
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World Financial Center,
     New York NY 10281                                                                                          931,427.132   18.05%
     CONREF & CO FBO Mutuals.com Generation Wave Growth, PO Box 1787, Milwaukee WI 53201-1787                   340,921.586    6.61%

     Class A
     The Vanguard Fiduciary Trust Dresdner RCM Global Tech Fund, PO Box 2600, Valley Forge PA 19482             430,032.122   72.96%
     State Street Bank & Trust Co Southern California Edison Co Stock Svg Plan, 105 Rosemont Ave,
     Westwood MA 02090                                                                                           56,087.422    9.52%

     Class B
     John R Kissell and Frances B Kissell JTWROS, 10 Shepard Springs CT Durham NC 27713                           1,824.818   12.50%
     Raymond James & Assoc Inc FBO Caerr IRA, 880 Carillon Pkwy, St Petersburg FL 33716                           1,056.524    7.23%
     American Enterprise Investment Svcs, PO Box 9446, Minneapolis MN 55440                                         910.125    6.23%
     BSDT Cust Rollover IRA FBO Robert Staas, 2392 N St Rte 741, Franklin OH 45005                                  732.515    5.02%
     LPL Financial Srv, 9785 Towne Centre Dr, San Diego CA 92121                                                    731.452    5.01%

     Class C
     CIBC World Markets Corp, PO Box 3484, Church St Station, New York NY 10008                                   4,671.707   17.01%
     Prudential Sec FBO Seattle Wire and Cable LLC, 1721 NW 199th St, Shoreline WA 98177                          2,106.150    7.67%
     Painewebber for the Benefit of UBS Painewebber CDN FBO Thomas Edward Mather, PO Box 3321,
     Weehawken NJ 07086                                                                                           1,603.421    5.84%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104                                                                2,816,868.742   42.81%
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World Financial Center,
     New York NY 10281                                                                                        1,301,631.640   19.78%

     RCM International Growth Equity Fund

     Institutional Class
     Asset Allocation Portfolio, PIMCO 840 Newport Center Drive Ste 100, Newport Beach CA 92660               1,149,408.644   21.67%
     Wausau-Mosinee Paper Corp Master Pension Trust, 1244 Kronen Wetter Dr, Mosinee WI 54455-9099               866,019.491   16.33%
     Sheldon & Co C/O National City, PO Box 94984, Cleveland OH 44101                                           484,719.415    9.14%
     Merrill Lynch Pierce Fenner & Smith Inc for the Sole Bene of its Cust, 4800 Deer Lake Dr E 3rd Fl,
     Jacksonville FL 32246                                                                                      331,754.758    6.25%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104                                                                  273,733.524    5.16%
     Cypress Lawn Cemetery Assoc Endowment Care Fund, PO Box 397, Colma CA 94014                                271,313.411    5.12%

     Class A
**   Smith Barnety House Acct, 333 West 34th St, New York NY 10001                                               58,398.317    6.80%

     Class B
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484                32,519.154    6.78%
**   Smith Barnety House Acct, 333 West 34th St, New York NY 10001                                               27,804.259    5.80%

     Class C
**   Smith Barnety House Acct, 333 West 34th St, New York NY 10001                                              606,252.194   13.82%
**   MLPF&S for the Sole Benefit of it Cust, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246-6484               382,539.254    8.72%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104                                                                  265,889.479   47.29%


     RCM Large-Cap Growth Fund

     Institutional Class
     Union Bank Trust Nominee Select Benefit 401K Plan, PO Box 85484, San Diego CA 92186-5484                 3,862,661.970   23.31%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104                                                                2,859,060.137   17.25%
     Putnam Fiduciary Trust Co TTEE FBO Nordstrom Inc DCPA Team 650256, 1 Investors Way,
     Norwood MA 02062-1584                                                                                    1,312,257.059    7.92%

     Administrative Class
     Deutsch Bank America Trust Co FBO Nortel Networks LTIP, 100 Plaza One #JCY03-0408,
     Jersey City NJ 07311                                                                                     1,709,945.038   99.95%

     Class A
     James P Binder TTEE Surgical Associates SC 401K, PO Box 8010, Wausau WI 54402                               19,760.809   19.06%
     First Clearing Corp Dean Weidner, 6 Rosebriar Drive, Mechanicsburg PA 17055                                  8,787.346    8.47%
     Hillstrust, PO Box 100, Iowa City IA 52244                                                                   8,487.246    8.19%
     Wells Fargo investments LLC, 608 Second Ave South 8th Fl, Minneapolis MN 55402                               6,792.899    6.55%
     Williams Realy Inc PSP and Trust, 1818 Grand Ave, Wausau WI 54403                                            6,564.275    6.33%

     Class B
     Edward D Jones and Co Marlene Hicklin, PO Box 2500, Maryland Heights MO 63043                                7,753.929    9.15%

     BSDT Cust 403B Plan White Plains Board of Edu FBO Alton B Woodman, 11 Upland Ave,
     White Plains NY 10604                                                                            5,142.449       6.07%

     Class D
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World Financial Center,
     New York NY 10281                                                                            1,825,826.445      29.92%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104                                                    1,239,502.723      20.31%
**   Prudential Sec Inc Special Custody Acct FBO Plan Part, 1 New York Plaza 8th Fl, New
     York NY 10292                                                                                1,238,924.014      20.30%
     Reed Elsevier US Salary Investment Plan 401K, State Street Bank & Trust TTEE 105
     Rosemont Rd, Westwood MA 02090                                                                 738,167.571      12.10%


     RCM Mid-Cap Fund

     Institutional Class
     National Electrical Benefit Fund, 1125 15th St NW Rm 401, Washington DC 20005-2775          19,061,067.266      18.14%
     Abbott Laboratories Annuity Ret Trust Fund, 1 Abbott Park Rd, Abbott Park IL 60064          13,627,536.319      12.97%
     UFCW N CA Employers JT Pension Plan, PO Box 9000, Walnut Creek CA 94598-0990                11,113,066.704      10.57%
     Consolidated Natural Gas Co Pension Trust-RCM Equity Acct, Consolidated Natural Gas
     Co, CNG Tower 625 Liberty Ave, Pittsburgh PA 15222                                          10,881,427.930      10.35%
     Hughes Aircraft M/S/T Hughes Investment Management Co, PO Box 2458, Culver City CA 90231     6,422,926.364       6.11%

     Administrative Class
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660                           4,385.965     100.00%

     Class A
     Painewebber for the Benefit of UBS Painewebber CDN FBO Kathryn Pourakis, PO Box 3321,
     Weehawken NJ 07086                                                                              15,334.862      16.02%
     Painewebber for the Benefit of Josephine Celli JTWROS Adelaide J Luers, 12 Crescent
     Ave, Cliffside Park NJ 027010                                                                   13,362.946      13.96%
     DLJ Sec Corp Inc, PO Box 2052, Jersey City, NJ 07303                                            10,215.054      10.67%
     DLJ Sec Corp Inc, PO Box 2052, Jersey City, NJ 07303                                            10,169.694      10.62%
     Painewebber for the Benefit of Daria J Baldissard & Thelma Baldissard JTTEN, 14
     Cameron Ave, Pompton Plains NJ 07444-2005                                                        9,452.055       9.87%
     Prudential Sec Inc FBO Robert I Miller, 5115 Bridlepath RD, Fayetteville NY 13066                8,706.398       9.09%
     DLJ Sec Corp Inc, PO Box 2052, Jersey City, NJ 07303                                             5,635.838       5.89%

     Class B
     LPL Financial Srv, 9785 Towne Centre Dr, San Diego CA 92121                                      8,241.758      41.12%
     Painewebber for the Benefit of Judith H De Dent, Katherine Dent, Section 1602, PO
     Box 02-5339, Miami FL 33102                                                                      4,770.209      23.80%
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660                           4,385.965      21.88%
     Painewebber for the Benefit of UBS Painewebber CDN FBO Brenda D Cork, PO Box 3321,
     Weehawken NJ 07087                                                                               2,645.503      13.20%

     Class C
     Painewebber for the Benefit of Krzysztof I Parczewski, 4977 Battery Lane #513,
     Bethesda MD 20814                                                                               17,964.072      32.82%
     Painwebber for the Benefit of Robert Charles Stround and Linda L Stround Co TEES, PO
     Box 756, Idyllwild CA 92549                                                                     13,864.276      25.33%
     BNY Clearing Services LLC FBO Gary W Sweetman, 111 E Kilbourn Ave, Milwaukee WI 53202            5,586.000      10.21%
     BNY Clearing Services LLC FBO William Muller, 111 East Kilbourn Ave, Milwaukee WI
     53202                                                                                            4,000.000       7.31%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our
     Customers, 101 Montgomery St, San Francisco CA 94104                                         1,716,960.835      91.64%

     RCM Small-Cap Fund

     Institutional Class
     US Shoe Pension Trust Fund, Luxottica Group, 8650 Governor's Hill Dr, Cincinnati OH
     45249                                                                                        1,597,170.140 *         37.66%
     Cypress Lawn Cemetery Assoc Endowment Care Fund, PO Box 397, Colma CA 94014                    383,285.661            9.04%
     St Luke's Episcopal Health System Foundation, 6900 Fannin St, Houston TX 77030                 295,068.893            6.96%
     The Jay & Rose Phillips Family Fdtn, PO Box 1787, Milwaukee WI 53201-1787                      238,907.595            5.63%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104


     RCM Tax-Managed Growth Fund

     Institutional Class
     Peter E & Miriam L Haas CPWROS C/O Argonaut Securities Co, 1155 Battery St, San
     Francisco CA 94111                                                                             167,410.714           37.27%
     Dresdner Bank AG Jorgen-Ponto-Platz 1, Frankfurt AM Main Germany                               100,000.000           22.26%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104                                                       67,309.834           14.99%
     PFPC FBO Linsco Private Ledger, 211 S Gulph Rd, King of Prussia PA 19406                        45,241.739           10.07%
     The Joyce L Stupski Chartable Remainder Unitrust, 2 Belvedere Place Suite 110, Mill
     Valley CA 94941                                                                                 22,959.850            5.11%

     Class A
     RBC Dain Rauscher Custodian Robert Mesaros, Segregated Rollover IRA, 2727 Madison Dr,
     Longmont CO 80503                                                                                8,771.930           22.36%
     RBC Dain Rauscher Custodian William G Parrot Segregated Rollover IRA IMS/Cleary Gull
     Mutual Fds, 2513 N Patricia Ln, McHenry IL 60050                                                 5,765.199           14.69%
     RBC Dain Rauscher Custodian Robert L Moncur segregated Rollover IRA, 9006 Sheringham Dr,
     Roscoe IL 61073                                                                                  5,755.172           14.67%
     RBC Dain Rauscher Custodian Leslie Warner Jr IRA, 1583 Foxfire Ln, Naples FL 34104               4,921.260           12.54%
     Dain Rauscher Inc FBO Kenton E Rosenberg Cust For Tyler A Rosenberg WI Unf Transfer to
     Minors Act, 1319 Creekside Ln, Crafton WI 53024                                                  2,261.307            5.76%
     Dain Rauscher Inc FBO Kenton E Rosenberg Cust for Erika K Rosenberg WI Unf Transfer to
     Minors Act, 1319 Creekside Ln, Crafton WI 53024                                                  2,160.804            5.51%

     Class B
     Prudential Sec Inc FBO Glen S Danzeisen, 700 10th Ave N Apt 104, Sartell MN 56377                1,035.673           51.76%
     PIMCO Advisors LP, 888 San Clemente Dr Ste 100, Newport Beach CA 92660                             965.251           48.24%

     Class C
     Wexford Clearing Srv Corp FBO James L Sarale & Robert A Sarale & Thomas J Sarale Ten
     Com, PO Box 6066, Stockton CA 95206                                                              5,931.198           75.42%
     Lanny L Lee and Ann L Lee JTWROS, 146 Styer Rd, Danville PA 17821                                1,409.245           17.92%

     Class D
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Customers,
     101 Montgomery St, San Francisco CA 94104                                                      106,232.990           27.00%

PIMCO Funds Shareholders' Guide
  for Class A, B and C Shares

November 1, 2002

This Guide relates to the mutual funds (each, a "Fund") that are series of PIMCO
Funds: Multi-Manager Series (the "MMS Trust") and PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust" and, together with the MMS Trust, the "Trusts"). Class A, B and C shares of the MMS Trust and the PIMS Trust are offered through separate prospectuses (each as from time to time revised or supplemented, a "Retail Prospectus"). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

PIMCO Advisors Distributors LLC distributes the Funds' shares. You can call PIMCO Advisors Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcoadvisors.com.

TABLE OF CONTENTS

How to Buy Shares ......................................................   SG-3
Alternative Purchase Arrangements ......................................   SG-9
Exchange Privilege .....................................................   SG-27
How to Redeem ..........................................................   SG-29

How to Buy Shares

     Class A, Class B and Class C shares of each Fund are continuously offered through the Trusts' principal underwriter, PIMCO Advisors Distributors LLC (the "Distributor") and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). The Distributor is an affiliate of PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management"), the investment adviser to the Funds that are series of the MMS Trust and a subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"), the former investment adviser to the Funds that are series of the MMS Trust. The Distributor is also an affiliate of Pacific Investment Management Company LLC ("Pacific Investment Management Company"), the investment adviser to the Funds that are series of the PIMS Trust. PIMCO Advisors Fund Management and Pacific Investment Management Company are each referred to herein as an "Adviser."

     There are two ways to purchase Class A, Class B or Class C shares: either
(i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an "account application") with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class B shares of the Short Duration Municipal Income Fund, Class B and Class C shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds and except as described in the Retail Prospectus, Class A, Class B and Class C shares of the Renaissance Fund are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future. This Guide will be revised or supplemented when these Funds are first offered.

     Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which may be imposed either (i) at the time of the purchase in the case of Class A shares (or Class C shares of certain Funds) (the "initial sales charge alternative"), (ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative"). In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge ("CDSC"). See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade (except for Class C shares of those Funds that charge an initial sales charge). Purchase payments for Class A shares and certain Funds' Class C shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

     All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans, received by the Distributor prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

     Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified and wrap programs referred to below under "Tax-Qualified Retirement Plans" and Alternative Purchase Arrangements--Sales at Net Asset Value," and purchases by certain registered representatives as described below under "Registered Representatives' Investments," the minimum initial investment in Class A, Class B or Class C shares of any Fund is $2,500, and the minimum additional investment is $100 per Fund. For information about dealer commissions and other payments to dealers, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B or Class C shares. Normally, Fund shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Direct Investment

     Investors who wish to invest in Class A, Class B or Class C shares of a Fund directly, rather than through a participating broker, may do so by opening an account with the Distributor. To open an account, an investor should complete the account application. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchase by Mail

     Investors who wish to invest directly may send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

     PIMCO Advisors Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

     Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

Subsequent Purchases of Shares

     Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase is $100 in any Fund. All payments should be made payable to PIMCO Advisors Distributors LLC and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

Tax-Qualified Retirement Plans

     The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts established with Form 5305-SIMPLE under the Internal Revenue Code of 1986, as amended (the "Code"). These accounts include Simplified Employee Pension Plan (SEP), Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA and SIMPLE IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This type of plan is available to employees of certain non-profit organizations.

     The minimum initial investment for all tax-qualified plans (except for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs) is $1,000 per Fund and the minimum subsequent investment is $100. The minimum initial investment for employer-sponsored plans,

SIMPLE IRAs, SEPs and SAR/SEPs and the minimum subsequent investment per Fund for all such plans is $50.

PIMCO Funds Auto-Invest

     The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker.

Registered Representatives' Investments

     Current registered representatives and other full-time employees of participating brokers or such persons' spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $500 per Fund and the minimum subsequent investment is $50.

PIMCO Funds Auto-Exchange

     The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

     Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

     Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. For more information on exchanges, see "Exchange Privilege."

PIMCO Funds Fund Link

     PIMCO Funds Fund Link ("Fund Link") connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the "Transfer Agent"), the Funds' transfer agent for Class A, B and C shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

     Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker "street name" accounts.

Signature Guarantee

     When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

     The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

Account Registration Changes

     Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" above. All correspondence must include the account number and must be sent to:

     PIMCO Advisors Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

Small Account Fee

     Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund's administrator) will automatically be deducted from direct Fund accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts, for which the minimum balance is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder's Fund accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. No small account fee will be charged to employee and employee-related accounts of PIMCO Advisors Fund Management and/or, in the discretion of PIMCO Advisors Fund Management, its affiliates.

Minimum Account Size

     Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests of at least the amount necessary to open the type of account involved. If a shareholder's balance for any Fund is below such minimum for three months or longer, the applicable Fund's administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder's Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder's Fund shares or if the aggregate value of the shareholder's accounts in PIMCO Funds exceeds $50,000.

Alternative Purchase Arrangements

     The Funds offer investors Class A, Class B and Class C shares in the applicable Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Through separate prospectuses, certain of the Funds currently offer up to three additional classes of shares in the United States: Class D, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Class D, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B and Class C shares. As a result of lower sales charges and/or operating expenses, Class D, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B or Class C shares. Certain Funds also offer up to two additional classes of shares that are offered only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Institutional Class, Administrative Class, Class J and Class K shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

     The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares and certain Class C shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge (although Class C shares of certain Funds are subject to a 1% initial sales charge). However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares purchased on or before December 31, 2001 convert into Class A shares after the shares have been held for seven years. Class B shares purchased after December 31, 2001 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below. Class B shares are not available for purchase by employer sponsored retirement plans.

Class C. Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially (except for purchases of Class C shares of the NACM Global, NACM International, NACM Pacific Rim, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds, which, beginning during the first quarter of 2002, will be subject to a 1% initial sales charge). Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year (eighteen months for Class C shares that are subject to the 1% sales charge mentioned above) and are subject to only a 1% CDSC during the first year (or eighteen months). However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

     For administrative convenience, Class C shares that are subject to the 1% initial sales charge referred to above are sometimes referred to as "Class CII" shares. The Distributor may enter into agreements with brokers and dealers whereby, among other things, such brokers and dealers would not impose an initial sales charge on Class CII shares, which would otherwise be subject to such initial sales charge. Such agreements would also provide that such shares would be subject to a CDSC for one year only, not the eighteen month period otherwise applicable to Class CII shares.

     In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

     The maximum single purchase of Class B shares of a Fund is $249,999. The maximum single purchase of Class C shares (including those with the 1% initial sales charge referred to above) of a Fund is $999,999. The Funds may refuse any order to purchase shares.

     For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B and Class C shares, see "Distributor and Distribution and Servicing Plans" below.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C (including Class CII) shares is currently waived for (i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or disability; (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA (with the exception of a Roth IRA); (iv) any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA (with the exception of a Roth IRA); (vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan; (vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, ADAM of America, PIMCO Advisors Fund Management or Pacific Investment Management Company; (viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases; (xiii) redemptions in connection with IRA accounts established with Form 5305-

SIMPLE under the Code for which the Trust is the designated financial institution; (xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor; (xv) a redemption by a holder of Class A or Class C (including Class CII) shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); or (xvi) a redemption by a holder of Class A or Class C (including Class CII) shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

     The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases: (a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older; (b) involuntary redemptions caused by operation of law; (c) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (d) following death or disability (as defined in the Code) of an individual holding shares for his/her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability; (e) up to 10% per year of the value of a Fund account which (i) has a value of at least $10,000 at the start of such year and (ii) is subject to an Automatic Withdrawal Plan (See "How to Redeem--Automatic Withdrawal Plan"); and
(f) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Fund's prospectus.

     The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians' certificates, etc.

Exempt Transactions; No Initial Sales Charges, CDSCs or Payments to Brokers

     Investors will not pay any initial sales charges and will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as "Exempt Transactions"):

     . A redemption by a holder of Class A or Class C (including Class CII) shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

     . A redemption by a holder of Class A or Class C (including Class CII) shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

     . Transactions described under clause (A) of Note 4 to the tables in the subsection "Initial Sales Charge Alternative--Class A Shares."

Initial Sales Charge Alternative--Class A Shares

         Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under "Class A Deferred Sales Charge," certain investors that purchase $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds) or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

                     Initial Sales Charge -- Class A Shares

Asset Allocation, NFJ Basic Value, CCM Capital Appreciation, NFJ Equity Income, PEA Growth, PEA Growth & Income, PEA Innovation, CCM Mid-Cap, NACM Flex-Cap Value, NACM Core Equity, NACM Global, NACM Growth, NACM International, NACM Pacific Rim, NACM Value, PEA Opportunity, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Tax-Managed Growth, PEA Renaissance, NFJ Small-Cap Value, PEA Target, PPA Tax-Efficient Equity and PEA Value Funds.

-----------------------------------------------------------------------------------------------------------------

Amount of Purchase             Sales Charge as % of Net     Sales Charge as % of        Discount or Commission to
                               Amount Invested              Public Offering Price       dealers as % of Public
                                                                                        Offering Price**
-----------------------------------------------------------------------------------------------------------------
$0 - $49,999                   5.82%                        5.50%                       4.75%
-----------------------------------------------------------------------------------------------------------------
$50,000 - $99,999              4.71%                        4.50%                       4.00%
-----------------------------------------------------------------------------------------------------------------
$100,000 - 249,999             3.63%                        3.50%                       3.00%
-----------------------------------------------------------------------------------------------------------------
$250,000 - $499,999            2.56%                        2.50%                       2.00%
-----------------------------------------------------------------------------------------------------------------
$500,000 - $999,999            2.04%                        2.00%                       1.75%
-----------------------------------------------------------------------------------------------------------------
$1,000,000 +                   0.00%(1)                     0.00%(1)                    0.00%(2)
-----------------------------------------------------------------------------------------------------------------

Convertible, Emerging Markets Bond, European Convertible, Foreign Bond, Global Bond II, GNMA, High Yield, Long-Term U.S. Government, Strategic Balanced, Total Return and Total Return Mortgage Funds

-----------------------------------------------------------------------------------------------------------------
Amount of Purchase             Sales Charge as % of Net     Sales Charge as % of        Discount or Commission to
                               Amount Invested              Public Offering Price       dealers as % of Public
                                                                                        Offering Price**
-----------------------------------------------------------------------------------------------------------------
$0 - $49,999                   4.71%                        4.50%                       4.00%
-----------------------------------------------------------------------------------------------------------------
$50,000 - $99,999              4.17%                        4.00%                       3.50%
-----------------------------------------------------------------------------------------------------------------
$100,000 - $249,999            3.63%                        3.50%                       3.00%
-----------------------------------------------------------------------------------------------------------------
$250,000 - $499,999            2.56%                        2.50%                       2.00%
-----------------------------------------------------------------------------------------------------------------
$500,000 - $999,999            2.04%                        2.00%                       1.75%
-----------------------------------------------------------------------------------------------------------------
$1,000,000+                    0.00%(1)                     0.00%(1)                    0.00%(3)
-----------------------------------------------------------------------------------------------------------------

Municipal Bond, Real Return and StocksPLUS Funds

-----------------------------------------------------------------------------------------------------------------
Amount of Purchase             Sales Charge as % of Net     Sales Charge as % of        Discount or Commission to
                               Amount Invested              Public Offering Price       dealers as % of Public
                                                                                        Offering Price**
-----------------------------------------------------------------------------------------------------------------
$0 - $49,999                   3.09%                        3.00%                       2.50%
-----------------------------------------------------------------------------------------------------------------
$50,000 - $99,999              2.56%                        2.50%                       2.00%
-----------------------------------------------------------------------------------------------------------------
$100,000 - $249,999            2.04%                        2.00%                       1.75%
-----------------------------------------------------------------------------------------------------------------
$250,000 - $499,999            1.52%                        1.50%                       1.25%
-----------------------------------------------------------------------------------------------------------------
$500,000 - $999,999            1.27%                        1.25%                       1.00%
-----------------------------------------------------------------------------------------------------------------
$1,000,000+                    0.00%(1)                     0.00%(1)                    0.00%(3)
-----------------------------------------------------------------------------------------------------------------

Short Duration Municipal Income and Short-Term Funds

-----------------------------------------------------------------------------------------------------------------
Amount of Purchase             Sales Charge as % of Net     Sales Charge as % of        Discount or Commission to
                               Amount Invested              Public Offering Price       dealers as % of Public
                                                                                        Offering Price**
-----------------------------------------------------------------------------------------------------------------
$0 - $49,999                   2.04%                        2.00%                       1.75%
-----------------------------------------------------------------------------------------------------------------
$50,000 - $99,999              1.78%                        1.75%                       1.50%
-----------------------------------------------------------------------------------------------------------------
$100,000 - $249,999            1.52%                        1.50%                       1.25%
-----------------------------------------------------------------------------------------------------------------
$250,000+                      0.00%(1)                     0.00%(1)                    0.00%(4)
-----------------------------------------------------------------------------------------------------------------

California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds

-----------------------------------------------------------------------------------------------------------------
Amount of Purchase             Sales Charge as % of Net     Sales Charge as % of        Discount or Commission to
                               Amount Invested              Public Offering Price       dealers as % of Public
                                                                                        Offering Price**
-----------------------------------------------------------------------------------------------------------------
$0 - $49,999                   3.09%                        3.00%                       2.75%
-----------------------------------------------------------------------------------------------------------------
$50,000 - $99,999              2.04%                        2.00%                       1.75%
-----------------------------------------------------------------------------------------------------------------
$100,000 - $249,999            1.01%                        1.00%                       0.90%
-----------------------------------------------------------------------------------------------------------------
$250,000+                      0.00%(1)                     0.00%(1)                    0.00%(4)
-----------------------------------------------------------------------------------------------------------------

Low Duration Fund

-----------------------------------------------------------------------------------------------------------------
Amount of Purchase             Sales Charge as % of Net     Sales Charge as % of        Discount or Commission to
                               Amount Invested              Public Offering Price       dealers as % of Public
                                                                                        Offering Price**
-----------------------------------------------------------------------------------------------------------------
$0 - $49,999                   3.09%                        3.00%                       2.50%
-----------------------------------------------------------------------------------------------------------------
$50,000 - $99,999              2.04%                        2.00%                       1.75%
-----------------------------------------------------------------------------------------------------------------
$100,000 - $249,999            1.01%                        1.00%                       0.90%
-----------------------------------------------------------------------------------------------------------------
$250,000+                      0.00%(1)                     0.00%(1)                    0.00%(4)
-----------------------------------------------------------------------------------------------------------------

** From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

1. As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund and certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds and 0.75% in the case of the Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under "Waiver of Contingent Deferred Sales Charges" above. See "Class A Deferred Sales Charge" below.

2. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares and may pay a commission to dealers who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value" below of each of these Funds, in each case according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000.

3. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares and may pay a commission to dealers who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value" below of each of these Funds except for the Money Market Fund (for which no payment is made), in each case according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000.

4. (A) The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor's practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond and Short-Term Funds) or 0.50% of the public offering price (for purchases of the Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% of the net asset value of such shares for so long as such shares are outstanding, as described below under "Participating Brokers."

     Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

     Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

     These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Combined Purchase Privilege. Investors may qualify for a reduced sales charge on Class A shares by combining purchases of the Class A shares of one or more Funds which offer Class A shares (together, "eligible PIMCO Funds") into a "single purchase," if the resulting purchase totals at least $50,000. The term single purchase refers to:

     (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account;

     (ii) single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

     (iii) a single purchase for the employee benefit plans of a single employer.

     For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation). A purchase of additional Class A shares of any eligible PIMCO Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

       (i)    the investor's current purchase;

       (ii) the value (at the close of business on the day of the current purchase) of all Class A shares of any eligible PIMCO Fund held by the investor computed at the maximum offering price; and

       (iii) the value of all shares described in paragraph (ii) owned by another shareholder eligible to be combined with the investor's purchase into a "single purchase" as defined above under "Combined Purchase Privilege."

       For example, if a shareholder owned Class A shares of the Growth & Income Fund worth $25,000 at the current maximum offering price and wished to purchase Class A shares of the Growth Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the Growth Fund, rather than the 5.50% rate.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) other than the Money Market Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund (other than the Money Market Fund) made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Fund (other than the Money Market Fund), you and your spouse each purchase Class A shares of the Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Funds (other than the Money Market Fund) to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS Funds).

     A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

     If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See "How Net Asset Value is Determined" in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to (a) current or retired officers, trustees, directors or employees of either theTrust, ADAM of America, PIMCO Advisors Fund Management, Pacific Investment Management Company or the Distributor, other affiliates of PIMCO Advisors Fund Management and funds advised or subadvised by any such affiliates, in either case at the discretion of PIMCO Advisors Fund Management, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale, (b) current registered representatives and other full-time employees of participating brokers or such persons' spouses or for trust or custodial accounts for their minor children, (c) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, PIMCO Advisors Fund Management or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs (with the exception of Roth
IRAs), (d) participants investing through accounts known as "wrap accounts" established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services, (e) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, PIMCO Advisors Fund Management or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs, (f) accounts for which the company that serves as trustee or custodian either (i) is affiliated with the Trust or the Fund's Adviser or (ii) has a specific agreement to that effect with the Distributor and (g) investors who purchase shares in "Exempt Transactions," as described under "Exempt Transactions; No Initial Sales Charges, CDSCs or Payments to Brokers" above. The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in this paragraph except the Distributor will pay initial commissions to any dealer for sales to purchasers described under (c) in this paragraph provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

Notification of Distributor. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, Money Market, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds), investors who purchase $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under "Initial Sales Charge--Class A Shares" will be subject to a CDSC of 0.75% (for the Low Duration Fund) or 0.50% (for the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the "Class A CDSC." Shares of certain Funds purchased prior to October 1, 2001 are subject to different Class A CDSC rates. The Class A CDSC does not apply to investors purchasing any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.

     For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first.

     The Class A CDSC does not apply to Class A shares of the Money Market Fund or to certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under "Initial Sales Charge -- Class A Shares." However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

     The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

     The manner of calculating the CDSC on Class A shares purchased after December 31, 2001 will change at the same time and in the same manner as the change to the Class B CDSC calculation described below under "Changes to CDSC Calculation."

Participating Brokers. Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Guide and the Retail Prospectuses should be read in connection with such firms' material regarding their fees and services.

     For Class A shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares.

Deferred Sales Charge Alternative--Class B Shares

     Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. The method of calculating the CDSC on Class B shares purchased after December 31, 2001, is expected to change. For a description of this change, see "Changes to CDSC Calculation" below.

     Class B shares of the Short-Term Fund and the Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See "Exchange Privilege" below. Class B shares are not available for purchase by employer sponsored retirement plans.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

         Years Since Purchase                        Percentage Contingent
         Payment was Made                            Deferred Sales Charge
         ----------------                            ---------------------
         First                                               5
         Second                                              4
         Third                                               3
         Fourth                                              3
         Fifth                                               2
         Sixth                                               1
         Seventh and thereafter                              0*

          * After the seventh year, Class B shares purchased on or before December 31, 2001 convert into Class A shares as described below. Class B shares purchased after December 31, 2001 convert into Class A shares after the eighth year.

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

     The following example will illustrate the current operation of the Class B
CDSC:

          Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

     Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001).

     For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements --Waiver of Contingent Deferred

Sales Charges." For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Changes to CDSC Calculation. The Trust expects that the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The Trust will provide shareholders with at least 60 days' notice prior to implementing the change. When the Trust implements the change, the CDSC on all shares purchased after December 31, 2001, will be subject to the change, not only shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

     Under the new calculation method, the following rules will apply:

     . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

     . For the redemption of all other shares, the CDSC will be based on either the shareholder's original purchase price or the then current net asset value of the shares being sold, whichever is lower.

     . CDSCs will be deducted from the proceeds of the shareholder's redemption, not from amounts remaining in the shareholder's account.

     . In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase for shares of such class remaining in the shareholder's account from which a redemption or exchange has not already been effected.

The following example illustrates the operation of the Class B CDSC using this anticipated change in methodology:

          Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Except as otherwise disclosed herein or in the appropriate Prospectus(es), shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged.

Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a "Distributed Share") will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

Asset Based Sales Charge Alternative--Class C Shares

     Class C shares are sold at their current net asset value without any initial sales charge, except that, beginning during the first quarter of 2002, Class C shares of the NACM Global, NACM International, NACM Pacific Rim, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds (as noted previously, for administrative convenience, sometimes referred to as "Class CII" shares) will be subject to a 1% initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

         Years Since Purchase                 Percentage Contingent
         Payment was Made                     Deferred Sales Charge
         --------------------                 ---------------------
         First*                                         1
         Thereafter                                     0

          * Class CII shares are subject to the Class C CDSC for the first eighteen months after purchase.

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment from which a redemption or exchange has not already been effected.

     The following example will illustrate the operation of the Class C CDSC:

     Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

     The manner of calculating the CDSC on Class C shares purchased after December 31, 2001 will change at the same time and in the same manner as the change to the Class B CDSC described above under "Changes to CDSC Calculation."

     Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing .75% distribution fees and .25% servicing fees) of the purchase amount for all Funds, except the Low Duration, Money Market, Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS Funds. For the Low Duration, Municipal Bond, Real Return and StocksPLUS Funds, the Distributor expects to make payments of .75% (representing .50% distribution fees and .25% service fees); for the Short Duration Municipal Income and Short-Term Funds, the Distributor expects to make payments of .55% (representing ..30% distribution fees and .25% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to .50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     In addition, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

-------------------------------------------------------------------------------------------------------------------
           Fund              Annual                          Annual                       Total
                             Service Fee*                    Distribution Fee*
-------------------------------------------------------------------------------------------------------------------
Low Duration,  Real          0.25%                           0.45%                        0.70%
Return, Municipal Bond and
Stock PLUS Funds
-------------------------------------------------------------------------------------------------------------------
Short-Term and Short         0.25%                           0.25%                        0.50%
Duration Municipal Income
Funds
-------------------------------------------------------------------------------------------------------------------
Money Market Fund            0.10%                           0.00%                        0.10%
-------------------------------------------------------------------------------------------------------------------
Funds with Class CII         0.25%                           0.75%                        1.00%
shares**
-------------------------------------------------------------------------------------------------------------------
All other Funds              0.25%                           0.65%                        0.90%
-------------------------------------------------------------------------------------------------------------------

     * Paid with respect to shares outstanding for one year or more so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

     ** For Class C shares of these Funds sold without an initial sales charge, the Distributor will make payments to brokers at the rates set forth under "All other Funds."

     The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

     As noted above, Class CII shares are subject to a 1% initial sales charge. The Distributor receives the total amount of the Class C initial sales charge, but may elect to reallow all or a portion of the sales charge to participating brokers. In addition, the Distributor may enter into agreements with brokers and dealers whereby, among other things, such brokers and dealers would not impose an initial sales charge on Class CII shares, which would otherwise be subject to such initial sales charge. Such agreements would also provide that such shares would be subject to a CDSC for one year only, not the eighteen month period otherwise applicable to Class CII shares.

     The sales charges discussed in this section are subject to change by means of a new or supplemented Prospectus or Shareholders' Guide. Unless otherwise noted, a change to a sales charge will not apply to shares purchased prior to the effective date of the change.

     Exchange Privilege

     Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B and Class C shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase.) Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no exchange fees or charges. All exchanges are subject to the $2,500 minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

     Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See "How to Buy Shares--Signature Guarantee." Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).

     The Trusts reserve the right to refuse exchange purchases if, in the judgment of an Adviser or a Fund's sub-adviser, such purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Currently, each Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

     With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

     With respect to shares purchased after December 31, 2001, effective as of the change in the manner by which the Class A, Class B and Class C CDSCs are calculated (as described above under "Changes to CDSC Calculation"), if less than all of an investor's shares subject to a CDSC are exchanged out of a Fund, any portion of the investment in such class of shares attributable to reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in such class of shares of the Fund from which the exchange was made.

     Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

     Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "How to Buy Shares--PIMCO Funds Auto-Exchange" above.

     How to Redeem

     Class A, Class B or Class C shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link.

     A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

     Other than an applicable CDSC, a shareholder will not pay any special fees or charges to the Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through their broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder's redemption request.

     Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption

     A shareholder's original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

     To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "How to Buy Shares--Signature Guarantee";

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

     Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

     Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "How to Buy Shares--Signature Guarantee." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

     A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

     If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

     Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See "How to Buy Shares--Signature Guarantee." See "How to Buy Shares--PIMCO Funds Fund

Link" for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

PIMCO Funds Automated Telephone System

     PIMCO Funds Automated Telephone System ("ATS") is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after the shareholder obtains a Personal Identification Number (PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares. A shareholder may purchase shares by telephone by calling 1-800-223-2413. A shareholder must have established ATS privileges to link the shareholder's bank account with the Fund to pay for these purchases.

Exchanging Shares. With the PIMCO Funds Exchange Privilege, a shareholder can exchange shares automatically by telephone from the shareholder's Fund Link Account to another PIMCO Funds account the shareholder has already established by calling 1-800-223-2413. Please refer to "Exchange Privilege" for details.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder's Fund bank account. Please refer to "How to Redeem" for details.

Expedited Wire Transfer Redemptions

     If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See "How to Buy Shares--Signature Guarantee." This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

Certificated Shares

     To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "How to Buy Shares--Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

     An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "How to Buy Shares--Signature Guarantee." In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

     Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day's closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A and Class C shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

     Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemptions In Kind

     Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

PIMCO Funds

PIMCO Advisors Distributors LLC
2187 Atlantic Street
Stamford, CT  06902-6896
1-800-426-0107

PART C.  OTHER INFORMATION

Item 23. Exhibits.

         The letter of each exhibit relates to the exhibit designation in Form N-1A:


         (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2).


         (b)  (1)  Form of Amended and Restated Bylaws (19).


              (2)  Amended and Restated Bylaws dated as of September 26,
                   2002 (30).

         (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2).

              (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws (30).

          (d) (1)  (i)    Form of Amended and Restated Investment Advisory
                          Agreement dated as of May 5, 2000 (19).


                   (ii) Form of Addendum to Investment Advisory Agreement to add the NFJ Large-Cap Value and NFJ Global Value Funds, to be filed by amendment.


                   (iii) Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (iv) Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

                   (v) Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund
                          (26).

                   (vi) Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund
                          (28).


                   (vii) Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust (30).


              (2)  (i)    Form of Portfolio Management Agreement with NFJ
                          Investment Group (19).

                   (ii) Form of Portfolio Management Agreement with Cadence Capital Management (19).

                   (iii) Portfolio Management Agreement with Parametric Portfolio Associates (24).

                         (iv) Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

                         (v) Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

                         (vi) Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).


                         (vii) Form of Novation of Portfolio Management Agreement with NFJ Investment Group (30).



                         (viii) Form of Novation of Portfolio Management
                                Agreement with Cadence Capital Management (30).



                         (ix) Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates
                                (30).



                         (x) Form of Novation of Portfolio Management Agreement with PIMCO Equity Advisors (30).



                         (xi) Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (30).



                         (xii) Form of Novation of Portfolio Management Agreement with Nicholas-Applegate Capital Management (30).


              (e)  (1)  Form of Distribution Contract (19).


                   (2) Form of Supplement to Distribution Contract to add the NFJ Large-Cap Value and NFJ Global Value Funds, to be filed by amendment.


                   (3) Form of Supplement to Distribution Contract to add the PIMCO Growth & Income, PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (4)  Form of Dealer Agreement (21).

                   (5) Form of Supplement to Distribution Contract to add the Select Value Fund (24).

                   (6) Form of Supplement to Distribution Contract to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund (26).

                    (7) Form of Supplement to Distribution Contract to add the
                        PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund (28).

                    (8) Form of Distribution Contract with respect to Class R
                        shares, to be filed by amendment.

              (f)       Not Applicable.

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company (19).

                   (2) Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P. (19).

                        (i) Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001, (26).

                        (ii) Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

                    (2) Form of Administration Agreement between PIMCO Advisors
                        L.P. and Pacific Investment Management Company (4)

                    (3) Form of Amendment to Administration Agreement (to
                        include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                    (4) Form of Agency Agreement and Addenda (1)

                    (5) Form of Addendum to Agency Agreement (4)

                    (6) Form of Assignment of Agency Agreement (4)

                    (7) Form of Addendum to Agency Agreement (6)

                    (8) (i) Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

                        (ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999
                              (19).

                              (a) Amendment Number Two to the Transfer Agency
                                  and Series Agreement with First Data Investor Services Group, Inc. (24).

                        (iii) Form of Transfer Agency and Services Agreement
                              with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

                    (9) Form of Service Plan for Institutional Services Shares
                        (6)

                   (10) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

                   (11) Form of Securities Lending Authorization Agreement with
                        State Street Bank and Trust Company (29).

                   (12) Form of Administration Agreement between the Trust and
                        PIMCO Funds Advisors LLC, (30).


              (i)       Opinion and Consent of Counsel (6)

              (j)   (1) Consents of PricewaterhouseCoopers LLP.

                        (i)   Consent dated October 30, 2000 (20)

                        (ii)  Consent dated November 13, 2000 (22)

                        (iii) Letter dated October 26, 1999 from
                              PricewaterhouseCoopers LLP to the Securities and Exchange Commission. (14)

                        (iv)  Consent dated October 29, 2001 (25)

                        (v)   Consent dated December 28, 2001 (26).

                        (vi)  Consent dated July 19, 2002 (28).


                        (vii) Consent dated October 31, 2002, (30).


                    (2) Consent and Opinion of Coopers & Lybrand LLP (6)

                    (3) Consent of Ernst & Young LLP.

                        (i)   Consent dated July 12, 2002 (28)

                        (ii)  Consent dated October 25, 2002, (30).


              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)   (1) Form of Distribution and Servicing Plan (Class A) (4)

                    (2) Form of Distribution and Servicing Plan (Class B) (4)

                    (3) Form of Distribution and Servicing Plan (Class C) (4)

                    (4) Form of Distribution Plan for Administrative Class
                        Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(1).

                   (6) Form of Distribution Plan for Class R shares, to be filed by amendment.

              (n)  (1)  Form of Amended and Restated Multi-Class Plan (21)

                   (2) Amended and Restated Multi-Class Plan dated September 19, 2001. (25)

                   (3) Form of Second Amended and Restated Multi-Class Plan, to be filed by amendment.

              (p)  (1)  Code of Ethics of the Registrant (19)

                   (2) Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates
                        (19)

                   (3)  Code of Ethics of Blairlogie Capital Management (19)


                   (4)  Code of Ethics of Dresdner RCM Global Investors LLC
                        (26).


                   (5)  Code of Ethics of PIMCO Funds Distributors LLC (19)

                   (6)  Code of Ethics of Nicholas-Applegate Capital Management
                        (27)

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)


                   (2) Power of Attorney for Stephen J. Treadway, E. Philip Cannon, Donald P. Carter, Gary A. Childress, John P. Hardaway, W. Bryant Stooks and Gerald M. Thorne (5)

                   (3)  Power of Attorney for Theodore J. Coburn (27)

--------------------
1 Incorporated by reference from Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Incorporated by reference from Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5 Incorporated by reference from Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6 Incorporated by reference from Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7 Incorporated by reference from Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8 Incorporated by reference from Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10. Incorporated by reference from Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11. Incorporated by reference from Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12. Incorporated by reference from Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13. Incorporated by reference from Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14. Incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15. Incorporated by reference from Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16. Incorporated by reference from Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17. Incorporated by reference from Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.  Not Applicable.

19. Incorporated by reference from Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20. Incorporated by reference from Post-Effective Amendment No. 53 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22. Incorporated by reference from Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23. Incorporated by reference from Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24. Incorporated by reference from Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25. Incorporated by reference from Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26. Incorporated by reference from Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27. Incorporated by reference from Post-Effective Amendment No. 67 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

28. Incorporated by reference from Post-Effective Amendment No. 71 to the Trust's Registation Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

29. Incorporated by reference from Post-Effective Amendment No. 72 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.


30. Incorporated by reference from Post-Effective Amendment No. 74 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor and Portfolio Managers.


     Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.



  PIMCO Advisors Fund Management LLC

---------------------------------------------------------------------------------------------------------------
Name                           Position with Advisor           Other Affiliations
---------------------------------------------------------------------------------------------------------------

David C. Flattum               Managing Director,              Director of PIMCO Global Advisors
                               General Counsel and             (Resources) Limited; Managing
                               Head of Corporate               Director of Allianz Dresdner
                               Functions                       Asset Management U.S. Equities LLC,
                                                               Allianz Hedge Fund Partners Holding
                                                               L.P., Allianz-PacLife Partners LLC
                                                               PIMCO Advisors Holdings LLC; Managing
                                                               Director, General Counsel and Head
                                                               of Corporate Functions, Management
                                                               Board of Allianz Asset Management of
                                                               America LLC; Director, Chief Executive
                                                               Officer, Oppenheimer Group, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Stephen J. Treadway           Managing Director                Managing Director and Chief
                              and Chief Executive              Executive Officer of PIMCO Advisors
                              Officer                          Distributors LLC; Managing Director
                                                               and Chief Executive Officer, PIMCO
                                                               Allianz Advisors LLC, PIMCO
                                                               Advisors Holdings LLC; Director, Chief
                                                               Executive Officer of PIMCO Advisors
                                                               Advertising Agency Inc.; Executive Vice
                                                               President of OpCap Advisors;
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
James G. Ward                 Executive Vice President         Director of Human Resources of PIMCO
                                                               Australia Pty Ltd, PIMCO Europe
                                                               Limited, PIMCO Japan Ltd, PIMCO Funds
                                                               Distributors LLC, Allianz Dresdner Asset
                                                               Management U.S. Equities LLC, PIMCO
                                                               Allianz Advisors LLC, Allianz Asset
                                                               Management of America LLC, PIMCO Global
                                                               Advisors LLC; Director, Executive Vice
                                                               President of PIMCO Global Advisors
                                                               (Resources) Limited
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Stewart A. Smith              Vice President and Secretary     Secretary of Allianz Hedge Fund
                                                               Partners Holding L.P., Allianz Hedge
                                                               Fund Partners L.P., PIMCO Advisors
                                                               Holdings LLC, PIMCO Allianz Advisors
                                                               LLC, PIMCO Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC, PIMCO Equity
                                                               Partners LLC, Allianz Private Client
                                                               Services LLC; Assistant Secretary of
                                                               PIMCO Advisors Advertising Agency Inc., PIMCO
                                                               Advisors Distributors LLC, PIMCO Global
                                                               Advisors LLC, Cadence Capital Management LLC,
                                                               Oppenheimer Capital Australia Inc.;
                                                               Managing Director and Chief Executive
                                                               Officer of PIMCO Advisors Distributors LLC;
                                                               Director, Secretary of PIMCO Global
                                                               Advisors (Resources) Limited; Secretary
                                                               of Allianz Dresdner Asset Management of
                                                               America LLC, Allianz Asset Management
                                                               U.S. Equities LLC, Allianz-PacLife
                                                               Partners LLC, Cadence Capital Management
                                                               Inc., NFJ Investment Group, Vice
                                                               President and Assistant Secretary of OCC
                                                               Distributors LLC, OpCap Advisors LLC,
                                                               Oppenheimer Capital LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
John C. Maney                 Executive Vice President and     Chief Financial Officer of PIMCO
                              Chief Financial Officer          Advisors Private Client Services LLC,
                                                               Allianz Hedge Fund Partners
                                                               Holding L.P., Allianz Hedge Fund
                                                               Partners L.P., Cadence Capital
                                                               Management LLC,
                                                               PIMCO Advisors Holdings LLC,
                                                               PIMCO/Allianz Advisors LLC,
                                                               PIMCO Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC,
                                                               PIMCO Equity Partners LLC,
                                                               PIMCO Advisors Advertising Agency Inc.,
                                                               PIMCO Advisors Distributors LLC,
                                                               PIMCO Global Advisors LLC,
                                                               Allianz Private Client
                                                               Services LLC, StocksPLUS
                                                               Management, Inc., Value Advisors
                                                               LLC, Allianz Dresdner Asset Management
                                                               U.S. Equities LLC, Allianz-PacLife
                                                               Partners LLC, NFJ Investment
                                                               Group L.P., Oppenheimer Group,
                                                               Inc., OCC Distributors LLC,
                                                               OpCap Advisors LLC, Oppenheimer
                                                               Capital LLC, Oppenheimer Capital
                                                               Australasia, Inc., Pacific
                                                               Investment Management Company LLC,
                                                               Allianz Dresdner Asset
                                                               Management of America LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Andrew Bocko                  Senior Vice President and        Director of Information Technology
                              Director of Information          of Allianz Asset Management of
                              Technology                       America LLC, Allianz Asset
                                                               Management U.S. Equities LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Francis C. Poli               Executive Vice President,        Chief Legal Officer and
                              Director of Compliance           Director of Compliance of
                              and Assistant Secretary          Allianz Dresdner Asset
                                                               Management U.S. Equities LLC,
                                                               Allianz Hedge Fund Partners L.P.,
                                                               PIMCO Advisors Private Client
                                                               Services LLC, PIMCO/Allianz
                                                               International Advisors LLC, PIMCO
                                                               Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC;
                                                               Allianz Private Client Services
                                                               LLC; PIMCO Equity Partners LLC;
                                                               Vice President Compliance Officer
                                                               of PIMCO Advisors Distributors
                                                               LLC; Principal, Secretary and
                                                               Compliance Officer of OCC
                                                               Distributors LLC; Executive Vice
                                                               President, Chief Legal Officer
                                                               and Secretary of OpCap Advisors
                                                               LLC, Oppenheimer Capital LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Vice President and Controller    Vice President and Controller of
                                                               PIMCO Advisors Private Client Services
                                                               LLC, Allianz Hedge Fund Partners
                                                               Holding L.P., Allianz Hedge Fund
                                                               Partners L.P., PIMCO Advisors
                                                               Holdings LLC, PIMCO/Allianz
                                                               International Advisors LLC, PIMCO
                                                               Advisors CD Distributors LLC,
                                                               PIMCO Europe Limited, PIMCO
                                                               Equity Advisors LLC, PIMCO Equity
                                                               Partners LLC, PIMCO Advisors
                                                               Advertising Agency Inc., PIMCO
                                                               Global Advisors LLC, PIMCO Global
                                                               Advisors (Resources) Limited,
                                                               PIMCO Japan Ltd, Allianz Private
                                                               Client Services LLC, StocksPLUS
                                                               Management, Inc., Allianz-PacLife
                                                               Partners LLC, Cadence Capital
                                                               Management LLC,
                                                               NFJ Management Inc., NFJ
                                                               Investment Group L.P., OCC
                                                               Distributors LLC, OpCap Advisors LLC,
                                                               Oppenheimer Capital LLC, Oppenheimer
                                                               Capital Australia Inc.,
                                                               Oppenheimer Group, Inc.,  Pacific
                                                               Investment Management Company LLC;
                                                               PIMCO Advisors Distributors LLC,
                                                               Allianz Asset Management of
                                                               America LLC, Allianz Dresdner
                                                               Asset Management U.S. Equities
                                                               LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Newton B. Schott, Jr.         Managing Director, Chief         Managing Director, Chief Administrative
                              Legal Officer and Secretary      Officer, General Counsel, PIMCO Advisors
                                                               Distributors LLC;
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Tim Clark                     Managing Director
---------------------------------------------------------------------------------------------------------------


                          Cadence Capital Management
                       265 Franklin Street, 11/th/ Floor
                          Boston, Massachusetts 02110


------------------------------------------------------------------------------------------------------
Name                          Position with Advisor          Other Affiliations
------------------------------------------------------------------------------------------------------
David B. Breed                Managing Director, Chief       Director, Managing Director, Chief
                              Executive Officer              Executive Officer, Cadence Capital
                                                             Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
William B. Bannick            Managing Director, Executive   Director, Managing Director,
                              Vice President                 Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Katherine A. Burdon           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Bart J. O'Connor              Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Michael J. Skillman           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Wayne A. Wicker               Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Mary Ellen Melendez           Chief Operating Officer,       None
                              Secretary
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John C. Maney                 Chief Financial Officer        See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Barbara M. Green              Treasurer                      None
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Stewart A. Smith              Assistant Secretary            See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------

                            NFJ Investment Group L.P.
                         2121 San Jacinto, Suite 1840
                             Dallas, Texas 75201


------------------------------------------------------------------------------------------------------
Name                              Position with Advisor      Other Affiliations
------------------------------------------------------------------------------------------------------
Benno J. Fischer              Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John L. Johnson               Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Jack C. Najork                Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John C. Maney                 Chief Financial Officer        See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Controller                     See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Stewart A. Smith              Secretary                      See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------

                        Parametric Portfolio Associates
                            1151 Fairview Avenue N.
                           Seattle, Washington 98109



Name                   Position with Portfolio Manager      Other Affiliations

Andrew Abramsky        Chief Operation Officer              None

William E. Cornelius   Chairman of the Board                Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

Brian Langstraat       Chief Executive Officer              Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

David M. Stein         Chief Investment Officer             Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.



                       Dresdner RCM Global Investors LLC
                            Four Embacadero Center
                            San Francisco, CA 94111



Name                   Position with Portfolio Manager      Other Affiliations

Dora Fong              Director of Finance                  Same

Susan C. Gause         Member of Board of Managers;         Same
                       Chief Executive Officer; and
                       Senior Managing Director

Robert J. Goldstein    Managing Director, Secretary         Same
                       and General Counsel

Joachim Maedler        Member of Board of Managers          Deputy Global Chief
                       and Managing Director                Executive Officer,
                                                            Allianz Dresdner
                                                            Asset Management

William L. Price       Chairman of Board of                 Same
                       Managers; Senior Managing
                       Director; and Global Chief
                       Investment Officer



                    Nicholas-Applegate Capital Management LLC
                               600 West Broadway
                              San Diego, CA 92101


--------------------------------------------------------------------------------
Name                   Position with Portfolio Manager      Other Affiliations
--------------------------------------------------------------------------------
Charles H. Field       Deputy General Counsel
--------------------------------------------------------------------------------
Peter J. Johnson       Director Institutional Sales
                       and Client Service
--------------------------------------------------------------------------------
C. William Maher       Chief Financial Officer              Chief Financial
                                                            Officer and
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Institutional Funds
--------------------------------------------------------------------------------
E. Blake Moore, Jr.    General Counsel                      President, Nicholas-
                                                            Applegate
                                                            Institutional Funds;
                                                            General Counsel and
                                                            Secretary, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Director, Nicholas-
                                                            Applegate Southeast
                                                            Asia Fund
--------------------------------------------------------------------------------
Arthur E. Nicholas     Chairman                             Trustee and Chairman
                                                            of the Board,
                                                            Nicholas-Applegate
                                                            Institutional Funds;
                                                            Chairman and
                                                            President, Nicholas-
                                                            Applegate
                                                            Securities; Director
                                                            and Chairman of the
                                                            Board, Nicholas-
                                                            Applegate Fund,
                                                            Inc.; President,
                                                            Nicholas-Applegate
                                                            Securities
                                                            International LDC
--------------------------------------------------------------------------------
Eric S. Sagerman       Head of Global Marketing
--------------------------------------------------------------------------------
Horacio Valeiras, CFA  Chief Investment Officer
--------------------------------------------------------------------------------
Marna Whittington      President
--------------------------------------------------------------------------------



                            PIMCO Equity Advisors LLC
                     1345 Avenue of the Americas, 50th Floor
                               New York, NY 10105

Name                   Position                               Other Affiliations
----                   --------                               ------------------

Kenneth W. Corba       Managing Director, Chief Executive Officer and Chief
                       Investment Officer

Taegan D. Goddard      Managing Director and Chief Operating Officer

John C. Maney          Chief Financial Officer See PIMCO Advisors Fund
                       Management and Cadence and NFJ

Francis C. Poli        Executive Vice President, Chief Legal Officer and
                       Assistant Secretary See PIMCO Advisors Fund Management

Anne-Marie Pitale      Vice President, Director of Compliance

Vinh T. Nguyen         Vice President and Controller See PIMCO Advisors Fund
                       Management and NFJ

Stewart A. Smith       Vice President and Secretary See PIMCO Advisors Fund
                       Management and Cadence and NFJ

Michael F. Gaffney     Managing Director

Dennis P. McKechnie    Managing Director

Jeffrey D. Parker      Managing Director

John K. Schneider      Managing Director, Marketing and Client Services

John E. Cashwell, Jr.  Senior Vice President

James P. Leavy         Senior Vice Prsident

Item 27.   Principal Underwriters.


    (a) PIMCO Advisors Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is an affiliate of PIMCO Advisors Fund Management LLC, the Registrant's Adviser.

    (b)

                          Positions and                                                                Positions
Name and Principal        Offices with                                                                 and Offices
Business Address*         Underwriter                                                                  with Registrant
Erik M. Aarts             Vice President, Fixed Income Product Manager                                 None
Kiley Andresen            Vice President, National Accounts Manager                                    None
Lincoln Baca              Vice President                                                               None
Michael E. Brannan        Vice President                                                               None
Deborah P. Brennan        Vice President, Compliance Officer                                           None
Matthew W. Brown          Vice President                                                               None
Frederick J. Bruce        Vice President                                                               None
Martin J. Burke           Senior Vice President, Divisional Sales Manager                              None
Terry L. Bussard          Vice President                                                               None
Paul C. Cahill            Vice President                                                               None
Timothy R. Clark          Manging Director and Executive Vice President, Product Development           None
Cindy Colombo             Vice President, Retirement Plans                                             None
Lesley E. Cotten          Vice President, On-Line Content Development Manager                          None
Patrick M. Coyne          Vice President, International Product Manager                                None
Paul DeNicolo             Vice President                                                               None
Jonathan P. Fessel        Vice President                                                               None
Michael J. Gallagher      Vice President                                                               None
Joseph F. Gengo           Vice President                                                               None
Ronald H. Gray            Vice President                                                               None
Daniel F. Hally           Vice President                                                               None
JoAnn Ham                 Vice President                                                               None
Ned E. Hammond Jr.        Vice President                                                               None
Derek B. Hayes            Sr. Vice President, Operations                                               None
Kristina S. Hooper        Vice President, Equity Product Manager                                       None
Christopher J. Horan      Vice President                                                               None
John B. Hussey            Vice President                                                               None
Brian Jacobs              Manging Director and Senior Vice President, National Sales Director          None
Stephen R. Jobe           Sr. Vice President, Marketing                                                None
Dustin P. Kanode          Vice President                                                               None
Andrew G. Laing           Vice President                                                               None
Stephen R. Laut           Vice President                                                               None
William E. Lynch          Senior Vice President, Divisional Sales Manager                              None
Stephen A. Maginn         Manging Director and Executive Vice President, Sales                         None
Andrew J. Maloney         Vice President                                                               None
John Maney                Chief Financial Officer and Treasurer                                        None
Ann H. McAdams            Vice President                                                               None
Joseph McMenamen          Vice President                                                               None
Wayne F. Meyer            Vice President                                                               None
Andrew Jay Meyers         Manging Director and Executive Vice President, Director of Marketing         None
Rosalie L. Milburn        Vice President                                                               None
Laura Miller              Compliance Officer                                                           None
Fiora N. Moyer            Vice President                                                               None
Kerry A. Murphy           Vice President, National Accounts Manager                                    None
George E. Murphy          Vice President                                                               None
Phillip J. Neugebauer     Manging Director and Sr. Vice President, Public Relations                    None
Vinh T. Nguyen            Vice President, Controller                                                   None
Kelly Orr                 Vice President                                                               None
Joffrey H. Pearlman       Vice President                                                               None
Glynne P. Pisapia         Vice President                                                               None
Frank C. Poli             Vice President, Compliance Officer                                           None
Jennifer L. Quigley       Vice President                                                               None
Robert J. Rokose          Vice President, Controller                                                   None
James Scott Rose          Vice President                                                               None
Jay S. Rosoff             Senior Vice President, Divisional Sales Manager                              None
Stephen M. Rudman         Senior Vice President, Divisional Sales Manager                              None
Anne Marie Russo          Vice President, Human  Resources                                             None
James M. Sambrook         Vice President, Manager, Systems                                             None
Newton B. Schott Jr.      Manging Director, General Counsel Executive Vice President, Chief
                          Administrative Officer, Secretary                                            Vice President and Secretary
Eugene M. Smith Jr.       Vice President, Design Director                                              None
Cathy Smith               Vice President, Copy Director                                                None
Robert M. Smith           Vice President                                                               None
Stewart Smith             Assistant Secretary                                                          None
Frederick S. Teceno       Vice President                                                               None
William H. Thomas Jr.     Senior Vice President, Divisional Sales Manager                              None
Kathleen C. Thompson      Vice President, National Account Liaison                                     None
Stephen J. Treadway       Managing Director and Chief Executive Officer                                Trustee, President and Chief
                                                                                                       Executive Officer
Paul H. Troyer            Senior Vice President                                                        None
Teresa L. Vlachos         Vice President, Sales Desk Manager                                           None
James Ward                Director of Human Resources                                                  None
Nicholas K. Willett       Senior Vice President, Divisional Sales Manager                              None
Glen A. Zimmerman         Vice President, Database Marketing Manager                                   None

_______________________

   * Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence,
Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE
                                     ------

         A copy of the Agreement and Declaration of Trust of PIMCO Funds:
Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 75 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 1st day of November 2002.


                                   PIMCO FUNDS: MULTI-MANAGER SERIES

                                   By: /s/ Newton B. Schott
                                       -----------------------
                                       Newton B. Schott
                                       Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 75 has been signed below by the following persons in the capacities and on the dates indicated.

Name                               Capacity                        Date
----                               --------                        ----

/s/ Stephen J. Treadway*           Trustee and President      November 1, 2002
------------------------------
Stephen J. Treadway

/s/ John P. Hardaway*              Treasurer and Principal
------------------------------
John P. Hardaway                   Financial and Accounting
                                   Officer

/s/ Donald P. Carter*              Trustee
------------------------------
Donald P. Carter

/s/ E. Philip Cannon*              Trustee
------------------------------
E. Philip Cannon

/s/ Gary A. Childress*             Trustee
------------------------------
Gary A. Childress

/s/ Theodore J. Coburn*            Trustee
-------------------------------
Theodore J. Coburn

/s/ W. Bryant Stooks*              Trustee
------------------------------
W. Bryant Stooks

/s/ Gerald M. Thorne*              Trustee
------------------------------
Gerald M. Thorne


                                   * By: /s/ Newton B. Schott
                                         -----------------------
                                         Newton B. Schott
                                         Attorney-In-Fact


                                     Date: November 1, 2002


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